UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-05555

                         SANFORD C. BERNSTEIN FUND, INC.
               (Exact name of registrant as specified in charter)
              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: September 30, 2005

                     Date of reporting period: June 30, 2005

ITEM 1.       SCHEDULE OF INVESTMENTS.



Sanford C. Bernstein Fund, Inc.
Schedule of Investments
Tax-Managed International Portfolio
June 30, 2005 (Unaudited)

Shares                                             Description                                            Market Value
EQUITIES:              98.37%
AUSTRALIA:              2.73%
Banking
               869,302                             Westpac Banking Corp.,                                 $   13,161,870
                                                   6.50% cv. preferred stock
Building Materials
             5,452,869                             Rinker Group, Ltd.                                         57,755,148
Insurance
             2,245,600                             Promina Group, Ltd.                                         8,017,912
Leisure & Tourism
             2,032,382                             Aristocrat Leisure, Ltd.                                   17,857,121
Merchandising
             3,794,066                             Coles Myer, Ltd.                                           26,670,299
Metal-Steel
             3,590,900                             BlueScope Steel, Ltd.                                      22,307,224
Textiles & Apparel
                71,251                             Billabong International, Ltd.                                 736,519
                                                                                                          --------------
Total Australian Stocks            (Cost $122,281,592)                                                       146,506,093
                                                                                                          --------------
BELGIUM:                0.96%
Food & Household Products
               862,500                             Delhaize Group                                             51,659,730
                                                                                                          --------------
Total Belgian Stocks               (Cost $42,333,861)                                                         51,659,730
                                                                                                          --------------
CANADA:                 4.04%
Banking
             2,241,570                             Bank of Nova Scotia                                        74,170,134
Energy Sources
               488,200                             Canadian Natural Resources,                                17,691,871
                                                   Ltd.
               860,000                             Nexen, Inc.                                                26,111,655
Insurance
             1,427,200                             Manulife Financial Corp.                                   68,156,605
Metal-Nonferrous
               469,800                             Alcan, Inc.                                                14,103,203
               485,000                             Teck Cominco, Ltd. (Class B)                               16,364,593
                                                                                                          --------------
Total Canadian Stocks              (Cost $152,971,780)                                                       216,598,061
                                                                                                          --------------
FRANCE:                16.08%
Aerospace & Defense
             1,289,090                             European Aeronautic Defence &                              40,900,546
                                                   Space Co. (a)
Automobiles
             1,146,974                             Renault S.A.                                              100,740,633
Banking
             1,282,909                             BNP Paribas S.A.                                           87,622,153
               165,000                             Credit Agricole S.A.                                        4,168,743
               638,060                             Societe Generale                                           64,701,288
Chemicals
               158,951                             Air Liquide S.A.                                           27,031,146
Construction & Housing
               548,100                             Vinci S.A.                                                 45,549,089
Data Processing
               700,689                             CapGemini S.A. (a)                                         22,170,381
Energy Sources
               490,317                             Total S.A.                                                114,732,073
Food & Household Products
               652,734                             Groupe Danone                                              57,189,735
Health & Personal Care
               255,298                             Essilor International S.A.                                 17,411,969
             1,502,733                             Sanofi-Aventis                                            123,070,349
Household Durables
               535,000                             Thomson                                                    12,762,354

Insurance
               889,400                             Assurances Generales de France                             72,671,956
                                                   AGF
Metal-Steel
             3,704,296                             Arcelor                                                    72,266,137
                                                                                                          --------------
Total French Stocks                (Cost $696,685,388)                                                       862,988,552
                                                                                                          --------------
GERMANY:                5.85%
Automobiles
               979,000                             Continental AG                                             70,197,315
                14,177                             Porsche AG (PFD)                                           10,621,024
Banking
             1,890,000                             Depfa Bank plc                                             30,162,839
Construction & Housing
               630,727                             HeidelbergCement AG                                        45,407,178
Data Processing
               322,457                             SAP AG                                                     55,785,142
Insurance
               480,300                             Muenchener                                                 50,917,463
                                                   Rueckversicherungs-Gesellschaft
                                                   AG
Machinery & Engineering
               924,600                             MAN AG                                                     38,220,584
Media
               371,527                             Premiere (a)                                               12,858,655
                                                                                                          --------------
Total German Stocks                (Cost $245,985,538)                                                       314,170,200
                                                                                                          --------------
GREECE:                 0.24%
Banking
               417,571                             EFG Eurobank Ergasias                                      12,815,525
                                                                                                          --------------
Total Greek Stocks                 (Cost $13,822,521)                                                         12,815,525
                                                                                                          --------------
HONG KONG:              1.63%
Merchandising
             8,495,500                             Esprit Holdings, Ltd.                                      61,261,195
Wholesale & International Trade
            12,598,000                             Li & Fung, Ltd.                                            26,072,669
                                                                                                          --------------
Total Hong Kong Stocks             (Cost $59,979,346)                                                         87,333,864
                                                                                                          --------------
IRELAND:                2.75%
Banking
             1,939,925                             Allied Irish Banks plc                                     41,723,607
             3,285,325                             Anglo Irish Bank Corp. plc                                 40,716,364
Construction & Housing
             2,467,891                             CRH plc                                                    64,891,615
                                                                                                          --------------
Total Irish Stocks                 (Cost $123,353,056)                                                       147,331,586
                                                                                                          --------------
ITALY:                  2.57%
Energy Sources
             5,358,840                             ENI S.p.A.                                                137,693,266
                                                                                                          --------------
Total Italian Stocks               (Cost $56,946,757)                                                        137,693,266
                                                                                                          --------------
JAPAN:                 19.75%
Automobiles
             1,830,000                             Denso Corp.                                                41,553,379
             2,335,200                             Honda Motor Co., Ltd.                                     114,692,397
               610,000                             Toyota Motor Corp.                                         21,768,312
Banking
                 4,110                             Mitsubishi Tokyo Financial                                 34,645,685
                                                   Group, Inc.
                10,000                             Sumitomo Mitsui Financial                                  67,246,010
                                                   Group, Inc.
                 7,209                             UFJ Holdings, Inc. (a)                                     37,295,264
Beverage & Tobacco
                 3,932                             Japan Tobacco, Inc.                                        52,272,922
Construction & Housing
               251,100                             Daito Trust Construction Co.,                               9,376,725
                                                   Ltd.
Data Processing
             2,691,700                             Canon, Inc.                                               141,084,146

Electrical & Electronics
             3,293,000                             Hitachi, Ltd.                                              19,910,560
               747,200                             Hoya Corp.                                                 85,843,575
Electronic Components & Instruments
               227,700                             Keyence Corp.                                              50,760,687
               339,500                             Trend Micro, Inc.                                          12,047,292
Energy Sources
             3,496,000                             Nippon Mining Holdings, Inc.                               19,763,515
Financial Services
               510,400                             Aeon Credit Service Co., Ltd.                              31,855,152
               484,150                             Aiful Corp.                                                35,997,162
               200,300                             ORIX Corp.                                                 29,908,727
               474,200                             Promise Co., Ltd.                                          30,273,715
Health & Personal Care
               740,100                             Astellas Pharma, Inc.                                      25,207,305
Machinery & Engineering
             5,848,000                             Sumitomo Heavy Industries,                                 27,983,384
                                                   Ltd.
Merchandising
               116,200                             Yamada Denki Co., Ltd.                                      6,672,732
Metal-Steel
             2,212,900                             JFE Holdings, Inc.                                         54,386,918
             7,500,000                             Kobe Steel, Ltd.                                           14,044,791
Miscellaneous Materials
               664,400                             Nitto Denko Corp.                                          37,856,562
Wholesale & International Trade
             4,219,200                             Mitsubishi Corp.                                           57,060,305
                                                                                                          --------------
Total Japanese Stocks              (Cost $881,060,399)                                                     1,059,507,222
                                                                                                          --------------
NETHERLANDS:            3.42%
Banking
             1,200,000                             ABN AMRO Holding N.V. (a)                                  29,481,258
Electrical & Electronics
               485,000                             Philips Elec (KON)                                         12,216,255
Insurance
             5,052,067                             ING Groep N.V.                                            141,999,530
                                                                                                          --------------
Total Netherlands Stocks           (Cost $173,409,663)                                                       183,697,043
                                                                                                          --------------
NORWAY:                 0.51%
Energy Sources
               301,707                             Norsk Hydro ASA                                            27,426,650
                                                                                                          --------------
Total Norwegian Stocks             (Cost $26,216,865)                                                         27,426,650
                                                                                                          --------------
SINGAPORE:              1.50%
Electronic Components & Instruments
             1,652,800                             Flextronics International,                                 21,833,488
                                                   Ltd. (a)
Telecommunications
            35,911,720                             Singapore Telecommunications, Ltd.                         58,874,409
                                                                                                          --------------

Total Singapore Stocks             (Cost $73,886,634)                                                         80,707,897
                                                                                                          --------------
SPAIN:                  4.01%
Banking
             2,996,014                             Banco Bilbao Vizcaya                                       46,033,057
                                                   Argentaria S.A.
Broadcasting & Publishing
               806,289                             Gestevision Telecinco S.A.                                 18,820,833
Electronic Components & Instruments
               413,755                             Indra Sistemas S.A.                                         8,173,837
Energy Sources
             2,368,400                             Repsol YPF S.A.                                            60,105,252
Textiles & Apparel
             1,010,109                             Inditex S.A.                                               25,955,502
Utilities - Electric & Gas
             2,410,000                             Endesa S.A.                                                56,019,213
                                                                                                          --------------
Total Spanish Stocks               (Cost $191,999,477)                                                       215,107,694
                                                                                                          --------------

SWEDEN:                 1.41%
Electronic Components & Instruments
             6,100,044                             Telefonaktiebolaget LM                                     19,462,164
                                                   Ericsson (a)
Paper & Forest Products
             1,752,000                             Svenska Cellulosa AB                                       55,974,750
                                                                                                          --------------
Total Swedish Stocks               (Cost $78,612,083)                                                         75,436,914
                                                                                                          --------------
SWITZERLAND:            8.79%
Banking
             2,780,315                             Credit Suisse Group                                       108,981,703
               725,250                             UBS AG                                                     56,536,958
Health & Personal Care
               519,000                             Alcon, Inc.                                                56,752,650
               192,304                             Nobel Biocare Holding AG                                   38,947,165
             1,423,043                             Novartis AG                                                67,561,319
               569,947                             Roche Holding AG                                           71,914,228
               150,800                             Synthes, Inc.                                              16,526,153
Textiles & Apparel
             1,615,347                             Compagnie Financiere Richemont AG                          54,163,156
                                                                                                          --------------
Total Swiss Stocks                 (Cost $418,862,320)                                                       471,383,332
                                                                                                          --------------
UNITED KINGDOM:        22.13%
Banking
             1,500,000                             Barclays plc                                               14,868,402
             3,440,000                             HBOS plc                                                   52,888,722
             5,001,318                             Royal Bank of Scotland Group                              150,584,172
                                                   plc
             1,496,707                             Standard Chartered plc                                     27,267,933
Beverage & Tobacco
             2,919,410                             SABMiller plc                                              45,484,147
Building Materials
               459,514                             Wolseley plc                                                9,632,639
Business & Public Services
             6,320,461                             WPP Group plc                                              64,739,742
Construction & Housing
             4,850,000                             George Wimpey plc                                          38,053,881
             1,920,000                             Persimmon plc                                              26,807,101
Data Processing
             5,052,116                             Capita Group plc                                           33,217,978
Energy Sources
             6,700,000                             BP plc                                                     69,678,012
             1,350,000                             Shell Transport & Trading Co.                              13,071,564
                                                   plc
Food & Household Products
             2,487,679                             Reckitt Benckiser plc                                      73,075,649
             2,804,100                             Tate & Lyle plc                                            23,911,862
            16,398,032                             Tesco plc                                                  93,420,091
Health & Personal Care
             1,760,000                             GlaxoSmithKline plc                                        42,527,826
             4,349,035                             Smith & Nephew plc                                         42,756,281
Insurance
             4,827,668                             Aviva plc                                                  53,605,626
             2,833,630                             Friends Provident plc                                       9,211,672
Leisure & Tourism
               972,955                             Carnival plc                                               55,165,859
             2,236,073                             Enterprise Inns plc                                        33,349,098
             2,640,000                             Whitbread plc                                              44,883,633
Merchandising
             2,264,374                             GUS plc                                                    35,626,067
Metal-Nonferrous
             1,061,277                             BHP Billiton plc                                           13,528,865
             2,931,530                             Xstrata plc                                                56,388,094
Telecommunications
             5,062,431                             O2 plc                                                     12,358,366
            21,052,400                             Vodafone Group plc                                         51,183,906
                                                                                                          --------------
Total United Kingdom Stocks        (Cost $972,282,286)                                                     1,187,287,188
                                                                                                          --------------
Total Equities                     (Cost $4,330,689,566)                                                   5,277,650,817
                                                                                                          --------------

REPURCHASE AGREEMENT:              0.73%
Repurchase Agreement
38,937,000                                         State Street Bank & Trust Co.,                             38,937,000
                                                   2.10%, dated 6/30/05, due
                                                   7/01/05 in the amount of
                                                   $38,939,270 (collateralized by
                                                   $39,770,000 U.S. Treasury
                                                   Note, 3.625%, due 6/30/07,
                                                   value $39,720,288)
                                                                                                          --------------
Total Repurchase Agreement         (Cost $38,937,000)                                                         38,937,000
                                                                                                          --------------
INVESTMENT SUMMARY
Total Investments
(Cost $4,369,626,566)(b)                            99.10%                                                $5,316,587,817
Cash and Other Assets, Less
Liabilities(c)                                       0.90                                                     48,543,333
                                                   ------                                                 --------------
Net Assets                                         100.00%                                                $5,365,131,150
                                                   ======                                                 ==============

============================================================================================================
FINANCIAL FUTURES CONTRACTS PURCHASED
============================================================================================================
                                                                             Value at
                        Number of      Expiration                            June 30,            Unrealized
         Type           Contracts        Month          Original Value         2005             Appreciation
------------------------------------------------------------------------------------------------------------
   DJ Euro Stoxx 50        680      September 2005       $25,880,263        $26,316,401           $436,138

(a)    Non-income-producing security.
(b) At June 30, 2005, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $997,541,833 and gross unrealized depreciation of investments was $50,580,582 resulting in net unrealized appreciation of $946,961,251 (excluding foreign currency transactions and futures contracts).
(c) The amount of U.S. $1,974,964 has been segregated as collateral for the financial futures contract outstanding at June 30, 2005.

       Explanation of abbreviations:
       ADR - American Depository Receipt
       PFD-Preference Shares
       Stamm-German Ordinary Share

       Allocation of assets by industry as of June 30, 2005:
       Aerospace & Defense                                                 0.77
       Automobiles                                                         6.76
       Banking                                                            18.72
       Beverage & Tobacco                                                  1.84
       Broadcasting & Publishing                                           0.35
       Building Materials                                                  1.27
       Business & Public Services                                          1.22
       Chemicals                                                           0.51
       Construction & Housing                                              4.33
       Data Processing                                                     4.74
       Electrical & Electronics                                            2.22
       Electronic Components & Instruments                                 2.11
       Energy Sources                                                      9.15
       Financial Services                                                  2.41
       Food & Household Products                                           5.63
       Health & Personal Care                                              9.45
       Household Durables                                                  0.24
       Insurance                                                           7.61
       Leisure & Tourism                                                   2.85
       Machinery & Engineering                                             1.25
       Media                                                               0.24
       Merchandising                                                       2.45
       Metal-Nonferrous                                                    1.89
       Metal-Steel                                                         3.07
       Miscellaneous Materials                                             0.71
       Paper & Forest Products                                             1.05
       Telecommunications                                                  2.30
       Textiles & Apparel                                                  1.52
       Utilities - Electric & Gas                                          1.05
       Wholesale & International Trade                                     1.56
       Short-Term                                                          0.73
                                                                         ------
       Cash and other Assets, Less Liabilities                             0.90
                                                                         ------
       Total                                                             100.00%
                                                                         ======

       All data are as of June 30, 2005. The Fund's sector breakdown is expressed as a percentage of total investments and may vary over time.

       Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Sanford C. Bernstein Fund, Inc.
Schedule of Investments
International Portfolio
June 30, 2005 (Unaudited)

Shares                                        Description                             Market Value
EQUITIES:             96.98%
AUSTRALIA:             2.58%
Banking
              616,760                         Westpac Banking Corp., 6.50%             $    9,338,199
                                              cv. preferred stock (a)
Building Materials
            2,185,279                         Rinker Group, Ltd.                           23,145,817
Leisure & Tourism
              958,711                         Aristocrat Leisure, Ltd. (a)                  8,423,524
Merchandising
            1,778,623                         Coles Myer, Ltd. (a)                         12,502,789
Metal-Steel
            1,741,484                         BlueScope Steel, Ltd. (a)                    10,818,367
Textiles & Apparel
               33,086                         Billabong International, Ltd.                   342,009
                                                                                       --------------
Total Australian Stocks         (Cost $51,974,960)                                         64,570,705
                                                                                       --------------
BELGIUM:               0.93%
Food & Household Products
              389,800                         Delhaize Group (a)                           23,347,203
                                                                                       --------------
Total Belgian Stocks            (Cost $18,092,888)                                         23,347,203
                                                                                       --------------
CANADA:                3.81%
Banking
              885,676                         Bank of Nova Scotia (a)                      29,305,669
Energy Sources
              213,600                         Canadian Natural Resources, Ltd.              7,740,646

              422,000                         Nexen, Inc.                                  12,812,929
Insurance
              634,200                         Manulife Financial Corp. (a)                 30,286,518
Metal-Nonferrous
              242,600                         Alcan, Inc. (a)                               7,282,752
              230,000                         Teck Cominco, Ltd. (Class B)(a)               7,760,529
                                                                                       --------------
Total Canadian Stocks           (Cost $68,674,400)                                         95,189,043
                                                                                       --------------
FRANCE:               16.21%
Aerospace & Defense
              575,740                         European Aeronautic Defence &                18,267,212
                                              Space Co. (a)(b)
Automobiles
              536,549                         Renault S.A. (a)                             47,125,990
Banking
              682,866                         BNP Paribas S.A. (a)                         46,639,465
               98,000                         Credit Agricole S.A. (a)                      2,475,981
              283,100                         Societe Generale (a)                         28,707,229
Chemicals
               55,550                         Air Liquide S.A. (a)                          9,446,812
Construction & Housing
              259,762                         Vinci S.A. (a)                               21,587,160
Data Processing
              329,279                         CapGemini S.A. (a)(b)                        10,418,660
Energy Sources
              238,110                         Total S.A. (a)                               55,716,718

Food & Household Products
              325,271                         Groupe Danone (a)                            28,498,841
Health & Personal Care
              726,930                         Sanofi-Aventis (a)                           59,533,882
Household Durables
              400,000                         Thomson (a)                                   9,541,947
Insurance
              413,000                         Assurances Generales de France               33,745,803
                                              AGF (a)
Metal-Steel
            1,724,806                         Arcelor (a)                                  33,648,787
                                                                                       --------------
Total French Stocks             (Cost $325,836,079)                                       405,354,487
                                                                                       --------------
GERMANY:              5.63%
Automobiles
              460,700                         Continental AG (a)                           33,033,609
Banking
              940,000                         Depfa Bank plc                               15,001,624
Construction & Housing
              295,447                         HeidelbergCement AG                          21,269,764
Data Processing
              153,951                         SAP AG (a)                                   26,633,562
Insurance
              225,600                         Muenchener                                   23,916,260
                                              Rueckersicherungs-Gesellschaft AG (a)
Machinery & Engineering
              315,000                         MAN AG (a)                                   13,021,289
Media
              229,971                         Premiere (a)                                  7,959,361
                                                                                       --------------
Total German Stocks             (Cost $110,723,679)                                       140,835,469
                                                                                       --------------
GREECE:                0.24%
Banking
              197,332                         EFG Eurobank Ergasias                         6,056,247
                                                                                       --------------
Total Greek Stocks              (Cost $6,486,904)                                           6,056,247
                                                                                       --------------
HONG KONG:             1.53%
Merchandising
            3,588,500                         Esprit Holdings, Ltd.                        25,876,734
Wholesale & International Trade
            5,912,000                         Li & Fung, Ltd.                              12,235,404
                                                                                       --------------
Total Hong Kong Stocks          (Cost $26,256,612)                                         38,112,138
                                                                                       --------------
IRELAND:               2.80%
Banking
              927,212                         Allied Irish Banks plc                       19,942,332
            1,598,052                         Anglo Irish Bank Corp., Ltd.                 19,805,306
Construction & Housing
            1,154,239                         CRH plc                                      30,349,977
                                                                                       --------------
Total Irish Stocks              (Cost $58,595,801)                                         70,097,615
                                                                                       --------------
ITALY:                 2.96%
Energy Sources
            2,605,196                         ENI S.p.A. (a)                               66,939,477
Telecommunications
              162,313                         Fastweb (a)(b)                                6,999,014
                                                                                       --------------
Total Italian Stocks            (Cost $51,097,317)                                         73,938,491
                                                                                       --------------

JAPAN:                19.27%
Automobiles
              722,400                         Denso Corp.                                  16,403,366
            1,076,400                         Honda Motor Co., Ltd.                        52,866,948
              401,000                         Toyota Motor Corp.                           14,309,989
Banking
                1,932                         Mitsubishi Tokyo Financial                   16,286,001
                                              Group, Inc. (a)
                4,933                         Sumitomo Mitsui Financial                    33,172,457
                                              Group, Inc. (a)
                3,346                         UFJ Holdings, Inc. (a)(b)                    17,310,300
Beverage & Tobacco
                1,787                         Japan Tobacco, Inc.                          23,756,793
Construction & Housing
               91,800                         Daito Trust Construction Co.,                 3,428,050
                                              Ltd.
Data Processing
            1,260,100                         Canon, Inc. (a)                              66,047,528
Electrical & Electronics
            1,765,000                         Hitachi, Ltd.                                10,671,770
              286,300                         Hoya Corp.                                   32,892,152
Electronic Components & Instruments
              116,000                         Keyence Corp.                                25,859,639
              159,500                         Trend Micro, Inc. (a)                         5,659,920
Energy Sources
            1,680,000                         Nippon Mining Holdings, Inc.                  9,497,341
Financial Services
              239,700                         Aeon Credit Service Co., Ltd.                14,960,188
              185,925                         Aiful Corp.                                  13,823,758
               83,400                         ORIX Corp. (a)                               12,453,260
              245,600                         Promise Co., Ltd.                            15,679,511
Health & Personal Care
              347,700                         Astellas Pharma, Inc.                        11,842,427
Machinery & Engineering
            2,750,000                         Sumitomo Heavy Industries,                   13,159,081
                                              Ltd. (a)
Merchandising
               86,300                         Yamada Denki Co., Ltd. (a)                    4,955,738
Metal-Steel
              785,000                         JFE Holdings, Inc. (a)                       19,293,113
Miscellaneous Materials
              321,100                         Nitto Denko Corp.                            18,295,819
Wholesale & International Trade
            2,162,200                         Mitsubishi Corp. (a)                         29,241,513
                                                                                       --------------
Total Japanese Stocks           (Cost $407,925,338)                                       481,866,662
                                                                                       --------------
NETHERLANDS:           3.69%
Banking
              565,000                         ABN AMRO Holding N.V. (b)                    13,880,759
Electrical & Electronics
              465,000                         Philips Elec (KON)                           11,712,492
Insurance
            2,372,136                         ING Groep N.V.                               66,674,135
                                                                                       --------------
Total Netherlands Stocks        (Cost $85,656,506)                                         92,267,386
                                                                                       --------------
NORWAY:                0.76%
Energy Sources
              207,826                         Norsk Hydro ASA (a)                          18,892,405
                                                                                       --------------
Total Norwegian Stocks          (Cost $17,442,899)                                         18,892,405
                                                                                       --------------

SINGAPORE:            1.53%
Electronic Components & Instruments
              820,800                         Flextronics International,                   10,842,768
                                              Ltd. (b)
Telecommunications
           16,670,650                         Singapore Telecommunications, Ltd. (a)       27,330,205
                                                                                       --------------
Total Singapore Stocks          (Cost $34,598,875)                                         38,172,973
                                                                                       --------------
SPAIN:                 3.61%
Banking
            1,533,783                         Banco Bilbao Vizcaya                         23,566,218
                                              Argentaria S.A. (a)
Broadcasting & Publishing
              197,933                         Gestevision Telecino S.A. (a)                 4,620,259
Electronic Components & Instruments
              257,884                         Indra Sistemas S.A. (a)                       5,094,565
Energy Sources
            1,091,500                         Repsol YPF S.A. (a)                          27,700,086
Textiles & Apparel
              128,778                         Inditex S.A. (a)                              3,309,047
Utilities - Electric & Gas
            1,115,000                         Endesa S.A. (a)                              25,917,602
                                                                                       --------------
Total Spanish Stocks            (Cost $81,567,324)                                         90,207,777
                                                                                       --------------
SWEDEN:                1.25%
Electronic Components & Instruments
            2,823,945                         Telefonaktiebolaget LM                        9,009,784
                                              Ericsson (b)
Paper & Forest Products
              698,600                         Svenska Cellulosa AB (a)                     22,319,612
                                                                                       --------------
Total Swedish Stocks            (Cost $32,193,835)                                         31,329,396
                                                                                       --------------
SWITZERLAND:           9.06%
Banking
            1,311,131                         Credit Suisse Group (a)                      51,393,201
              313,672                         UBS AG                                       24,452,342
Health & Personal Care
              245,000                         Alcon, Inc.                                  26,790,750
               93,682                         Nobel Biocare Holding AG                     18,973,336
              737,446                         Novartis AG (a)                              35,011,468
              291,223                         Roche Holding AG                             36,745,657
               70,691                         Synthes, Inc.                                 7,747,018
Textiles & Apparel
              760,898                         Compagnie Financiere Richemont AG            25,513,179
                                                                                       --------------
Total Swiss Stocks              (Cost $203,605,966)                                       226,626,951
                                                                                       --------------
UNITED KINGDOM:       21.12%
Banking
              905,000                         Barclays plc                                  8,970,602
            1,601,090                         HBOS plc                                     24,616,164
            2,164,832                         Royal Bank of Scotland Group                 65,180,706
                                              plc
              954,644                         Standard Chartered plc                       17,392,294
Beverage & Tobacco
            1,374,659                         SABMiller plc                                21,417,065
Building Materials
              488,041                         Wolseley plc                                 10,230,641
Business & Public Services
            2,943,078                         WPP Group plc                                30,145,603
Construction & Housing
            1,946,800                         George Wimpey plc                            15,274,906
              898,000                         Persimmon plc                                12,537,905

Data Processing
            2,164,735                         Capita Group plc                             14,233,268
Energy Sources
            3,180,000                         BP plc                                       33,071,057
            1,295,000                         Shell Transport & Trading Co.                12,539,018
                                              plc
Food & Household Products
              890,113                         Reckitt Benckiser plc                        26,147,097
            1,297,800                         Tate & Lyle plc (a)                          11,066,943
            6,680,273                         Tesco plc                                    38,057,720
Health & Personal Care
              811,400                         GlaxoSmithKline plc                          19,606,294
            2,051,834                         Smith & Nephew plc                           20,172,013
Insurance
            2,264,529                         Aviva plc                                    25,144,955
              230,930                         Friends Provident plc                           750,716
Leisure & Tourism
              352,879                         Carnival plc                                 20,007,989
            1,051,082                         Enterprise Inns plc                          15,675,980
            1,259,913                         Whitbread plc                                21,420,255
Merchandising
              418,455                         GUS plc                                       6,583,677
Metal-Nonferrous
              490,782                         BHP Billiton plc                              6,256,353
              967,850                         Xstrata plc (a)                              18,616,632
Telecommunications
            4,060,198                         O2 plc                                        9,911,723
            9,428,000                         Vodafone Group plc                           22,921,941
                                                                                       --------------
Total United Kingdom Stocks     (Cost $432,267,274)                                       527,949,517
                                                                                       --------------
Total Equities                  (Cost $2,012,996,657)                                   2,424,814,465
                                                                                       --------------

REPURCHASE AGREEMENT:           0.82%

           20,327,000                         State Street Bank & Trust Co.,               20,327,000
                                              2.10%, dated 6/30/05, due
                                              7/01/05 in the amount of
                                              $20,328,186 (collateralized by
                                              $20,760,000 U.S. Treasury
                                              Note, 3.625%, due 6/30/07,
                                              value $20,734,050)
                                                                                       --------------
Total Repurchase Agreement
(Cost $20,327,000)                                                                         20,327,000
                                                                                       --------------
Total Investments Before Security
Lending Collateral
                                                                                       --------------
(Cost $2,033,323,657)           99.79%                                                  2,445,141,465
                                                                                       --------------

INVESTMENT OF CASH COLLATERAL FOR
SECURITIES LOANED:    26.11%
Repurchase Agreement
111,000,000                                   ABN Anbro Bank, 2.74%, dated                111,000,000
                                              6/30/05, due 7/01/05 in the
                                              amount of $111,008,448
                                              (collateralized by
                                              $106,414,000 U.S. Treasury
                                              Notes, 2.00%-7.00%, due
                                              5/15/06-7/15/06, value
                                              $113,221,561)
111,000,000                                   Deutsche Bank, 2.97%, dated                 111,000,000
                                              6/30/05, due 7/01/05 in the
                                              amount of $111,009,158
                                              (collateralized by
                                              $103,634,000 U.S. Treasury
                                              Note, 1.875%, due 7/15/13,
                                              value $113,220,145)
111,000,000                                   Goldman Sachs, 2.80%, dated                 111,000,000
                                              6/30/05, due 7/01/05 in the
                                              amount of $111,008,633
                                              (collateralized by
                                              $111,000,000 U.S. Treasury
                                              Bonds, 6.00%-6.625%, due
                                              2/15/2026-2/15/2027, value
                                              $113,333,390)
111,000,000                                   Morgan Stanley, 2.91%, dated                111,000,000
                                              6/30/05, due 7/01/05 in the
                                              amount of $111,008,973
                                              (collateralized by
                                              $112,800,000 U.S. Treasury
                                              Note, 0.875%, due 4/15/2010,
                                              value $113,217,360)
111,000,000                                   The Bear Stearns Cos., Inc.,                111,000,000
                                              2.90%, dated 6/30/05, due
                                              7/01/05 in the amount of
                                              $111,008,942 (collateralized
                                              by $103,315,000 U.S. Treasury
                                              Note, 2.00%, due 1/15/14,
                                              value $113,222,908)
                                                                                       --------------
Total Repurchase Agreements
(cost $555,000,000)                                                                       555,000,000
                                                                                       --------------
Time Deposit
97,877,000                                    Deutsch Bank, 3.38%, 7/01/05,                97,877,000
                                                                                       --------------
Total  Time Deposit             (Cost $97,877,000)                                         97,877,000
                                                                                       --------------
Total Investment of Cash Collateral for Securities Loaned
(Cost $652,877,000)                                                                       652,877,000
                                                                                       --------------
INVESTMENT SUMMARY
Total Investments
(Cost $2,686,200,657)(c)                      123.91 %                                 $3,098,018,465
Cash and Other Assets,
Less Liabilities(d)                           (23.91)                                    (597,742,857)
Net Assets                                       100 %                                 $2,500,275,608
                                              ========                                 ==============

=====================================================================================================
FINANCIAL FUTURES CONTRACTS PURCHASED
=====================================================================================================
                                                                          Value at
                      Number of        Expiration                         June 30,      Unrealized
        Type          Contracts           Month        Original Value       2005       Appreciation
-----------------------------------------------------------------------------------------------------
  DJ Euro Stoxx 50       330         September 2005     $12,559,539      $12,771,194     $211,655


(a) Represents entire or partial security position out on loan or securities contractually obligated to be loaned at a future date.
(b)   Non-income-producing security.
(c) At June 30, 2005, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $440,509,247 and gross unrealized depreciation of investments was $28,691,439 resulting in net unrealized appreciation of $411,817,808 (excluding foreign currency transactions and futures contracts).
(d) The amount of U.S. $654,464 has been segregated as collateral for the financial futures contract outstanding at June 30, 2005.

      Allocation of assets by industry as of June 30, 2005:

      Aerospace & Defense                                                  0.75%
      Automobiles                                                          6.70
      Banking                                                             19.36
      Beverage & Tobacco                                                   1.85
      Broadcasting & Publishing                                            0.19
      Building Materials                                                   1.36
      Business & Public Services                                           1.23
      Chemicals                                                            0.39
      Construction & Housing                                               4.27
      Data Processing                                                      4.80
      Electrical & Electronics                                             2.26
      Electronic Components & Instruments                                  2.31
      Energy Sources                                                      10.02
      Financial Services                                                   2.33
      Food & Household Products                                            5.20
      Health & Personal Care                                               9.67
      Household Durables                                                   0.39
      Insurance                                                            7.38
      Leisure & Tourism                                                    2.68
      Machinery & Engineering                                              1.07
      Media                                                                0.32
      Merchandising                                                        2.04
      Metal-Nonferrous                                                     1.63
      Metal-Steel                                                          2.61
      Miscellaneous Materials                                              0.75
      Paper & Forest Products                                              0.91
      Telecommunications                                                   2.75
      Textiles/Apparel                                                     1.19
      Utilities - Electric & Gas                                           1.06
      Wholesale & International Trade                                      1.70
      Short-Term                                                           0.83
                                                                         -------
      Total                                                              100.00%
                                                                         =======

      All data are as of June 30, 2005. The Fund's sector breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.

      Please note: The sector classifications presented herein are based on the sector categorization Methodology of the Adviser.

Sanford C. Bernstein Fund, Inc.
Schedule of Investments
Emerging Markets Portfolio
June 30, 2005 (Unaudited)

Shares                                    Description                          Market Value
EQUITIES:             95.97%
ARGENTINA:             0.88%
Metal-Steel
                    6                     Tenaris S.A.                         $           47
               97,502                     Tenaris S.A. (ADR)                        7,631,481
Real Estate
                    7                     IRSA Inversiones y                                8
                                          Representaciones S.A. (a)
              284,402                     IRSA Inversiones y                        3,469,705
                                          Representaciones S.A. (GDR)(a)
Utilities-Electric, Gas & Water
            2,296,872                     Central Costanera S.A. (Class B)(a)       2,697,755
                                                                               --------------

Total Argentine Stocks          (Cost $11,812,166)                                 13,798,996
                                                                               --------------
BRAZIL:               15.93%
Automobiles
               85,900                     Localiza Rent a Car S.A.                    463,529
Chemicals
            2,148,000                     Braskem S.A. (PFD)                       17,984,326
Energy Sources
                4,500                     Petroleo Brasileiro S.A. (ADR)              207,180
            1,548,700                     Petroleo Brasileiros S.A. (PFD)          71,167,242
Financial Services
            2,679,700                     Itausa - Investimentos Itau               5,829,926
                                          S.A. (PFD)
              621,500                     Unibanco - Uniao de Bancos               24,002,330
                                          Brasileiros S.A. (ADR)
Health & Personal Care
               30,800                     Natura Cosmeticos S.A.                      987,842
Merchandising
               44,000                     Companhia Brasileira de                     875,160
                                          Distribuicao Grupo Pao de
                                          Acucar (ADR)
              146,700                     Lojas Renner S.A.                         2,324,582
Metal-Steel
            2,635,300                     Companhia Siderurgica Belgo               1,190,569
                                          Mineira (PFD)
          234,800,000                     Companhia Siderurgica de                 10,920,463
                                          Tubarao (PFD)
               16,200                     Companhia Siderurgica Nacional              261,630
                                          S.A. (ADR)
            1,966,540                     Gerdau S.A. (ADR)                        19,134,434
            1,305,000                     Usinas Siderurgicas de Minas             21,293,576
                                          Gerais S.A. (PFD)
Miscellaneous Materials
            1,014,200                     Caemi Mineracao e Metalurgia                955,563
                                          S.A. (PFD)
              347,500                     Companhia Vale do Rio Doce (ADR)          8,826,500

Paper & Forest Products
               35,200                     Aracruz Celulose S.A. (ADR)               1,223,200
            3,600,000                     Klabin S.A. (PFD)                         6,228,694
            3,245,000                     Suzano Bahia Sul Papel e                 13,480,300
                                          Celulose S.A. (PFD)
            1,207,115                     Votorantim Celulose e Papel              14,836,916
                                          S.A. (PFD)
Telecommunications
                6,279                     Tele Centro Oeste                               108
              192,700                     Tele Centro Oeste Celular                 1,940,489
                                          Participacoes S.A. (ADR)
              260,433                     Tele Centro Oeste Celular                 2,576,446
                                          Participacoes S.A. (PFD)
              110,400                     Tim Participacoes S.A. (ADR)              1,744,320
Transportation - Airlines
               11,700                     Gol - Linhas Aereas                         351,702
                                          Inteligentes S.A. (ADR)
               12,800                     Tam S.A. (PFD)(a)                            92,094
Transportation - Road & Rail
               29,000                     All America Latina Logistica                863,045
Utilities-Electric, Gas & Water
              227,300                     Companhia de Comcessoes                   5,342,280
                                          Rodoviarias
          234,700,000                     Companhia de Saneamento Basico           14,221,714
                                          do Estado de Sao Paulo
               63,200                     CPFL Energia S.A. (ADR)                   1,497,840
                                                                               --------------
Total Brazilian Stocks          (Cost $163,146,800)                               250,824,000
                                                                               --------------
CHILE:                 0.27%
Banking
               74,800                     Banco Santander Chile S.A. (ADR)          2,416,040
Beverage & Tobacco
               11,400                     Compania Cervecerias Unidas                 273,600
                                          S.A. (ADR)
Utilities-Electric, Gas & Water
              150,900                     Enersis S.A. (ADR)                        1,575,396
                                                                               --------------
Total Chilean Stocks            (Cost $4,207,051)                                   4,265,036
                                                                               --------------
CHINA:                 4.78%
Chemicals
           23,308,000                     Sinopec Shanghai Petrochemical            7,935,356
                                          Co., Ltd.
Electrical & Electronics
              476,500                     Byd Co., Ltd.                             1,021,461
              539,400                     ZTE Corp. (Class H)                       1,605,018
Energy Sources
           58,984,000                     China Petroleum & Chemical Corp.         22,991,403
            3,431,500                     China Shenhua Energy Co., Ltd.            3,311,833
                                          (Class H)(a)
            7,135,000                     CNOOC, Ltd.                               4,205,808
            9,067,200                     Yanzhou Coal Mining Co., Ltd.             7,150,503
Insurance
            8,579,000                     Ping An Insurance (Group) Co.,           13,690,846
                                          Ltd., of China (Class H)
Telecommunications
            2,954,700                     China Netcom Group Corp., Ltd.            4,278,967
            9,212,000                     China Telecom Corp., Ltd.                 3,260,447
                                          (Class H)
Utilities-Electric, Gas & Water
           20,774,000                     Huadian Power Development Co.,  Ltd.      5,852,416
                                                                               --------------
Total Chinese Stocks            (Cost $56,377,782)                                 75,304,058
                                                                               --------------
CZECH REPUBLIC:        0.04%
Banking
                5,000                     Komercni Banka A.S.                         620,829
                                                                               --------------
Total Czech Stocks              (Cost $642,107)                                       620,829
                                                                               --------------
EGYPT:                 0.43%
Construction & Housing
               30,400                     Orascom Contruction Industries            1,732,800
                                          (GDR)(a)(b)

Telecommunications
               73,700                     MobiNil                                   2,291,828
               26,900                     Orascom Telecom Holding SAE               2,727,168
                                                                               --------------
Total Egyptian Stocks           (Cost $6,559,580)                                   6,751,796
                                                                               --------------
HONG KONG:             0.21%
Food & Household Products
            5,013,000                     China Mengniu Dairy Co., Ltd.             3,315,301
                                                                               --------------
Total Hong Kong Stocks          (Cost $3,268,266)                                   3,315,301
                                                                               --------------
HUNGARY:              2.83%
Banking
              132,400                     OTP Bank Rt.                              4,480,116
Chemicals
              149,200                     BorsodChem Rt.                            1,662,848
Energy Sources
              458,500                     MOL Magyar Olaj-es Gazipari Rt.          38,423,839
                                                                               --------------
Total Hungarian Stocks          (Cost $18,566,317)                                 44,566,803
                                                                               --------------

INDIA:                 5.32%
Automobiles
              334,297                     Tata Motors, Ltd.                         3,259,918
Banking
            2,222,000                     Andhra Bank                               4,819,657
            2,443,100                     Bank of India                             5,737,579
            4,031,000                     Canara Bank, Ltd.                        19,526,421
              193,923                     HDFC Bank, Ltd.                           2,807,881
                7,170                     ICICI Bank, Ltd. (ADR)                      156,664
              714,040                     Industrial Development Bank Of            1,676,085
                                          India, Ltd.
              765,000                     Oriental Bank of Commerce                 4,402,425
            2,012,000                     Punjab National Bank, Ltd.               17,553,335
              357,698                     UTI Bank, Ltd.                            2,024,066
Building Materials
               15,102                     Grasim Industries, Ltd.                     367,850
Data Processing
               92,309                     Infosys Technologies, Ltd.                4,999,566

Energy Sources
              671,769                     Chennai Petroleum Corp., Ltd.             2,860,515
              108,943                     Oil and Natural Gas Corp., Ltd.           2,550,842
Industrial Components
               90,514                     Bharat Heavy Electricals, Ltd.            1,798,797
Machinery & Engineering
               63,863                     Larsen & Toubro, Ltd.                     1,665,726
Metal-Nonferrous
               82,973                     Hindalco Industries, Ltd.                 2,291,753
Telecommunications
              510,849                     Bharti Tele-Ventures, Ltd. (a)            2,849,092
Transportation - Airlines
               85,065                     Jet Airways, Ltd. (a)                     2,469,967
                                                                               --------------
Total Indian Stocks             (Cost $67,869,136)                                 83,818,139
                                                                               --------------

INDONESIA:             2.78%
Automobiles
           12,806,000                     PT Astra International Tbk               16,611,288
Banking
            1,211,800                     PT Bank Central Asia Tbk                    445,538
           50,645,500                     PT Bank Mandiri                           7,761,573
           45,750,200                     PT Bank Rakyat Indonesia                 13,555,693
Multi-Industry
           32,169,000                     PT Bumi Resources Tbk                     2,735,683
Telecommunications
            5,271,000                     PT Telekomunikasi Indonesia               2,724,365
                                                                               --------------
Total Indonesian Stocks         (Cost $27,486,829)                                 43,834,140
                                                                               --------------
ISRAEL:                4.15%
Banking
            9,064,100                     Bank Hapoalim, Ltd.                      28,472,887
           10,840,200                     Bank Leumi Le-Israel                     27,895,266
Electronic Components & Instruments
               63,900                     Lipman                                    1,966,203
Health & Personal Care
              222,100                     Teva Pharmaceutical                       6,916,194
                                                                               --------------
                                          Industries, Ltd. (ADR)
Total Israeli Stocks            (Cost $47,660,097)                                 65,250,550
                                                                               --------------
MALAYSIA:              1.30%
Automobiles
                6,000                     Proton Holdings Berhad                       11,131
            9,266,200                     Tan Chong Motor Holdings                  3,999,097
                                          Berhad
Broadcasting & Publishing
            1,146,900                     Astro All Asia Networks PLC (a)           1,642,741
Chemicals
            2,027,300                     Titan Chemicals Corp. (a)                   960,300
Telecommunications
              750,100                     Telekom Malaysia Berhad                   1,970,061
Utilities-Electric, Gas & Water
            5,923,000                     Malakoff Berhad                          11,836,405
                                                                               --------------
Total Malaysian Stocks          (Cost $13,488,586)                                 20,419,735
                                                                               --------------

MEXICO:                5.44%
Banking
            3,380,500                     Grupo Financiero Banorte S.A.            22,332,632
                                          de C.V.
Beverage & Tobacco
               31,309                     Fomento Economico Mexicano,               1,865,077
                                          S.A. de C.V. (ADR)
Broadcasting & Publishing
               55,800                     Grupo Televisa S.A. (ADR)                 3,464,622
Building Materials
            4,898,540                     Cemex S.A. de C.V.                       20,829,723
Food & Household Products
            3,980,700                     Grupo Minsa S.A. de C.V. (a)(c)           1,111,172
Merchandising
              818,200                     Wal-Mart de Mexico S.A. de C.V.           3,325,391
Miscellaneous Materials
              277,100                     Grupo Mexico S.A. de C.V.                   452,672
Multi-Industry
            3,713,200                     Alfa, S.A. (Class A)                     21,120,460
Paper & Forest Products
              289,000                     Kimberly-Clark de Mexico, S.A.              991,989
                                          de C.V.
Real Estate
              312,000                     Urbi, Desarrollos Urbanos,                1,717,157
                                          S.A.de C.V. (a)
Telecommunications
              126,000                     America Movil S.A. de C.V. (ADR)          7,510,860
               50,300                     Telefonos de Mexico S.A. de
                                          C.V. (ADR)                                  950,167
                                                                               --------------
Total Mexican Stocks            (Cost $52,751,431)                                 85,671,922
                                                                               --------------
NETHERLANDS:           0.12%
Food & Household Products
              137,500                     Pyaterochka Holding NV
                                          (GDR)(a)(b)                               1,964,875
                                                                               --------------
Total Netherlands Stocks        (Cost $1,835,529)                                   1,964,875
                                                                               --------------

PERU:                  0.04%
Metal-Nonferrous
               27,700                     Compania de Minas Buenaventura
                                          S.A.u. (ADR)                                636,823
                                                                               --------------
Total Peruvian Stocks           (Cost $607,274)                                       636,823
                                                                               --------------
PHILIPPINES:           1.24%
Telecommunications
              669,200                     Philippine Long Distance
                                          Telephone Co.                            19,441,088
                                                                               --------------
Total Philippine Stocks         (Cost $11,772,444)                                 19,441,088
                                                                               --------------
PORTUGAL:              0.00%
Banking
                    1                     Banco Comercial Portugues, S.A.                   3
                                                                               --------------
Total Portuguese Stocks         (Cost $0)                                                   3
                                                                               --------------

RUSSIA:                1.06%
Energy Sources
              192,800                     LUKOIL (ADR)                              7,096,968
Metal-Nonferrous
               30,400                     Mining and Metallurgical Co.              1,854,400
                                          Norilsk Nickel (ADR)
Metal-Steel
               69,500                     Mechel Steel Group OAO (ADR)              1,765,300
Telecommunications
                2,200                     AFK Sistema (GDR)(b)                         36,080
               87,900                     AO VimpelCom (ADR)(a)                     2,991,237
               87,200                     Mobile TeleSystems (ADR)                  2,934,280
                                                                               --------------
Total Russian Stocks            (Cost $16,265,175)                                 16,678,265
                                                                               --------------
SOUTH AFRICA:          9.89%
Banking
            2,196,846                     ABSA Group, Ltd.                         27,204,685
              226,223                     Standard Bank Group, Ltd.                 2,192,457
Broadcasting & Publishing
            1,224,900                     Naspers, Ltd.                            15,242,412
Chemicals
            1,129,900                     AECI, Ltd.                                7,617,053
Construction & Housing
            5,360,100                     Murray & Roberts Holdings, Ltd.          11,268,327
Data Processing
              739,183                     Dimension Data Holding PLC (a)              434,375
Energy Sources
              207,123                     Sasol                                     5,603,271
Financial Services
              832,510                     FirstRand, Ltd.                           1,733,629
Health & Personal Care
           10,397,700                     Network Healthcare Holdings, Ltd.         9,562,310
Insurance
              143,322                     Liberty Group, Ltd. (a)                   1,278,283
           18,338,600                     Sanlam, Ltd.                             32,290,048
Merchandising
               24,871                     Edgars Consolidated Stores, Ltd.          1,080,727
              486,782                     Massmart Holdings, Ltd.                   3,275,369
Metal-Nonferrous
              187,048                     BHP Billiton PLC                          2,391,389
Metal-Steel
              373,731                     Mittal Steel South Africa, Ltd.           2,631,719
Miscellaneous Materials
            2,522,010                     Consol, Ltd. (a)                          4,002,137
Telecommunications
              919,453                     MTN Group, Ltd.                           6,097,420
            1,350,510                     Telkom S.A., Ltd.                        21,725,212
                                                                               --------------
Total South African Stocks      (Cost $93,650,075)                                155,630,823
                                                                               --------------
SOUTH KOREA:          16.03%
Automobiles
              340,700                     Hyundai Mobis                            22,767,966
              754,550                     Hyundai Motor Co., Ltd.                  41,565,939

Banking
            1,048,000                     Industrial Bank of Korea                  9,764,289
              827,140                     Industrial Bank of Korea (GDR)            7,692,402
              356,200                     Kookmin Bank                             16,075,800
            1,255,000                     Shinhan Financial                        32,339,121
Chemicals
            1,300,000                     Hanwha Chemical Corp.                    15,365,858
Construction & Housing
              109,610                     Daelim Industrial Co., Ltd.               5,800,959
               54,370                     GS Engineering & Construction             1,786,781
                                          Corp.
              385,000                     Hyundai Development Co.                   8,935,448
Electronic Components & Instruments
              100,640                     Hynix Semiconductor, Inc. (a)             1,629,256
               37,436                     Samsung Electronic Co., Ltd.             17,729,515
Energy Sources
              137,650                     GS Holdings Corp.                         3,234,206
               19,990                     S-Oil Corp.                               1,591,930
Food & Household Products
               11,573                     Nong Shim Co., Ltd.                       3,346,532
Insurance
               20,780                     Samsung Fire & Marine                     1,668,670
                                          Insurance Co., Ltd.
Merchandising
                9,510                     Shinsegae Co., Ltd.                       2,983,431
Metal-Steel
            1,481,900                     INI Steel Co.                            20,059,247
              182,400                     POSCO                                    31,765,794
Telecommunications
              104,970                     KT Freetel Co., Ltd.                      2,418,570
Wholesale & International Trade
               81,290                     LG. Philips LCD Co., Ltd. (a)             3,744,504
                                                                               --------------
Total South Korean Stocks       (Cost $160,593,350)                               252,266,218
                                                                               --------------
TAIWAN:               14.55%
Banking
              269,000                     Chinatrust Financial Holding                292,323
                                          Co., Ltd.
Chemicals
            1,013,000                     Formosa Chemicals & Fibre Corp.           1,962,351
Data Processing
              267,000                     Asustek Computer, Inc.                      751,309
              418,000                     Foxconn Technology Co., Ltd.              1,573,864
            1,238,000                     Quanta Computer, Inc.                     2,360,107
Electrical & Electronics
           33,359,427                     Compal Electronics, Inc.                 33,019,452
            3,853,237                     Gigabyte Technology Co., Ltd.             4,507,550
            8,183,391                     Hon Hai Precision Industry               42,417,058
                                          Co., Ltd.
           26,261,981                     Taiwan Semiconductor                     45,721,331
                                          Manufacturing Co., Ltd.
Electronic Components & Instruments
            2,948,000                     Advanced Semiconductor                    2,192,290
                                          Engineering, Inc.
            1,563,000                     Au Optronics Corp.                        2,600,894
           41,600,000                     CMC Magnetics Corp.                      19,052,275
              188,000                     MediaTek, Inc.                            1,623,405
            4,545,000                     Powerchip Semiconductor Corp.             3,167,560
           19,180,000                     Ritek Corp.                               7,231,652
            8,873,000                     United Microelectronics Corp.             6,472,484

Insurance
            4,086,000                     Cathay Financial Holding Co.,             8,205,244
                                          Ltd.
Metal-Steel
           16,064,600                     China Steel Corp.                        16,198,253
              587,980                     China Steel Corp. (GDR)                  11,818,398
Telecommunications
           13,970,000                     Far EasTone Telecommunications
                                          Co., Ltd.                                17,862,194
                                                                               --------------
Total Taiwanese Stocks          (Cost $198,796,020)                               229,029,994
                                                                               --------------
THAILAND:              4.06%
Banking
           46,444,300                     Bank of Ayudhya Public Co.,              14,007,635
                                          Ltd. (Foreign)(a)
            7,413,300                     Siam City Bank Public Co.,                4,687,477
                                          Ltd. (Foreign)
Chemicals
            4,848,500                     National Petrochemical Public            14,313,781
                                          Co., Ltd. (Foreign)
Energy Sources
            3,411,700                     Glow Energy PcL (Foreign)                 1,874,061
            5,052,300                     PTT Public Co., Ltd.                     26,652,182
                                          (Foreign)(PFD)
Telecommunications
            1,034,800                     Advanced Info Service Public
                                          Co., Ltd. (Foreign)                       2,391,371
                                                                               --------------
Total Thai Stocks               (Cost $30,399,379)                                 63,926,507
                                                                               --------------
TURKEY:                4.58%
Appliances & Household Durables
              212,400                     Arcelik A.S.                              1,250,667
Automobiles
            2,804,205                     Ford Otomotiv Sanayi A.S.                18,302,027
Banking
            3,463,919                     Akbank T.A.S.                            19,742,401
              800,815                     Turkiye Garanti Bankasi A.S.              3,409,105
              614,300                     Turkiye Is Bankasi                        3,556,518
Broadcasting & Publishing
            3,682,306                     Dogan Yayin Holdings A.S.                 9,230,322
Chemicals
              163,700                     Petkim Petrokimya Holding A.S.              716,637
Energy Sources
            1,044,350                     Tupras-Turkiye Petrol                    14,927,466
                                          Rafinerileri A.S.
Miscellaneous Materials
              311,800                     Turk Sise ve Cam Fabrikalari A.S.           902,593
                                                                               --------------
Total Turkish Stocks            (Cost $37,763,854)                                 72,037,736
                                                                               --------------

VENEZUELA:             0.04%
Telecommunications
               34,900                     Compania Anonima Nacional                   661,006
                                                                               --------------
                                          Telefonos de Venezuela (ADR)
Total Venezuelan Stocks         (Cost $660,402)                                       661,006
                                                                               --------------
Total Equities                  (Cost $1,026,179,650)                           1,510,714,643
                                                                               --------------
REPURCHASE AGREEMENT:               1.69%
Repurchase Agreement
26,651,000                                State Street Bank & Trust Co.,           26,651,000
                                          2.10%, dated 6/30/05, due
                                          7/01/05 in the amount of
                                          $26,652,555 (collateralized by
                                          $27,220,000 U.S. Treasury Note
                                          2.00%, due 6/30/07, value
                                          $27,185,975)
Total Repurchase Agreement      (Cost $26,651,000)                                 26,651,000
                                                                               --------------
INVESTMENT SUMMARY
Total Investments
(Cost $1,052,830,650)(d)                         97.66%                        $1,537,365,643
Cash and Other Assets, Less Liabilities(e)        2.34                             36,773,937
                                                 -----                         --------------
Net Assets(Equivalent to $36.45
per share based on 43,191,817
shares of capital stock outstanding)               100%                        $1,574,139,580
                                                 =====                         ==============

===============================================================================================================
FINANCIAL FUTURES CONTRACTS PURCHASED
===============================================================================================================
                                                                                    Value at
                           Number of      Expiration                                June 30,      Unrealized
        Type               Contracts        Month          Original Value             2005       Depreciation
---------------------------------------------------------------------------------------------------------------
MSCI Taiwan Stock Index       900         July 2005         $23,580,000           $23,283,000     ($297,000)

(a)   Non-income-producing security.
(b) Security is exempt from registration under Rule 144A of the securities Act of 1933. These securities are considered liquid and may by resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the aggregate market value of these securities amounted to $3,733,755 or 0.2% of net assets.
(c)   Illiquid security.
(d) At June 30, 2005, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $504,709,799 and gross unrealized depreciation of investments was $20,174,806 resulting in net unrealized appreciation of $484,534,993 (excluding foreign currency transactions and future contracts).
(e) The amount of U.S. $1,687,500 has been segregated as collateral for the financial futures contract outstanding at June 30, 2005.

      Explanation of abbreviations:
      ADR - American Depository Receipts
      GDR - Global Depository Receipts
      PFD - Preference Shares

      Allocation of assets by industry as of June 30, 2005:
      Appliances & Household Durables                                 0.08%
      Automobiles                                                     6.96
      Banking                                                        20.01
      Beverage & Tobacco                                              0.14
      Broadcasting & Publishing                                       1.92
      Building Materials                                              1.38
      Chemicals                                                       4.46
      Construction & Housing                                          1.92
      Data Processing                                                 0.66
      Electrical & Electronics                                        8.34
      Electronic Components & Instruments                             4.14
      Energy Sources                                                 13.91
      Financial Services                                              2.05
      Food & Household Products                                       0.63
      Health & Personal Care                                          1.14
      Industrial Components                                           0.12
      Insurance                                                       3.72
      Machinery & Engineering                                         0.11
      Merchandising                                                   0.90
      Metal-Nonferrous                                                0.47
      Metal-Steel                                                     9.41
      Miscellaneous Materials                                         0.98
      Multi-Industry                                                  1.55
      Paper & Forest Products                                         2.39
      Real Estate                                                     0.34
      Telecommunications                                              7.25
      Transportation - Airlines                                       0.19
      Transportation - Road & Rail                                    0.06
      Utilities-Electric, Gas & Water                                 2.80
      Wholesale & International Trade                                 0.24
      Short-Term                                                      1.73
                                                                    ------
      Total                                                         100.00%
                                                                    ======

     All data are as of June 30, 2005. The fund's sector breakdown is expressed as a percentage of total investments and may vary over time.

     Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Sanford C. Bernstein Fund, Inc.
Schedule of Investments
Short Duration Plus Portfolio
June 30, 2005 (Unaudited)

Principal Amount                       Description                                        Market Value
U.S. TREASURY NOTES:           32.15%
                  $162,685,000         3.50%, 05/31/2007                                  $162,189,299
                     2,480,000         3.50%, 08/15/2009                                     2,458,783
Total U.S. Treasury Notes                                                                 ------------
(Cost $165,104,062)                                                                        164,648,082
                                                                                          ------------
U.S. GOVERNMENT SPONSORED AGENCY OBLIGATIONS: 10.64%
                    16,295,000         Federal Home Loan Bank,                              16,086,180
                                       2.25%, 05/15/2006
                    28,685,000         Federal National Mortgage                            28,519,430
                                       Association,
                                       3.25%, 06/28/2006
                     9,940,000         Federal Home Loan Mortgage                            9,898,053
                                       Corp.,
                                       3.75%, 08/03/2007

Total U.S. Government Sponsored Agency Obligations                                        ------------
(Cost $54,938,127)                                                                          54,503,663
                                                                                          ------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 12.44%
                     3,825,000         Credit Suisse First Boston                            3,825,000
                                       Series 2005-3 Class M1, 1.00%,
                                       1/15/2011
                     8,178,596         MLCC Mortgage Investors Inc.,                         8,189,474
                                       Series 2003-F Class A1, 3.63%,
                                       10/25/2028 (a)
                     6,689,631         MLCC Mortgage Investors Inc.,                         6,687,290
                                       Series 2004-A Class A1, 3.54%,
                                       04/25/2029 (a)
                     5,850,000         Federal National Mortgage                             5,849,766
                                       Association, Series 2005-M1
                                       Class A, 4.479%, 10/26/2031
                     3,493,764         Structured Asset Securities                           3,517,347
                                       Corp., Series 2002-11A Class
                                       1A, 4.25%, 06/25/2032 (a)
                     3,510,164         Credit Suisse First Boston                            3,317,105
                                       Mortgage Securities Corp.,
                                       Series 2004-2R Class A1,
                                       5.107%, 12/28/2033 (a)(b)
                     3,238,080         Master Asset Securitization                           3,247,179
                                       Trust, Series 2004-9 Class
                                       3A1, 5.25%, 07/25/2034
                     2,000,000         American Home Mortgage                                1,999,000
                                       Investment Trust, Series
                                       2004-3 Class MF1, 5.35%,
                                       10/25/2034 (a)

                     2,856,461         Morgan Stanley Mortgage Loan                          2,890,625
                                       Trust, Series 2004-8AR Class
                                       4A1, 5.46%, 10/25/2034
                     3,148,376         Bank of America Funding Corp.,                        3,179,230
                                       Series 2004-B Class 5A1,
                                       5.24%, 11/20/2034
                     2,992,119         Wells Fargo Mortgage Backed                           2,988,379
                                       Securities Trust, Series
                                       2004-W Class A1, 4.61%,
                                       11/25/2034
                     3,126,593         Bear Stearns Alt-A Trust,                             3,131,470
                                       Series 2004-11 Class 2A3,
                                       5.06%, 11/25/2034
                     5,058,022         Countrywide Home Loans, Series                        5,090,697
                                       2005-12 Class 1A5, 5.25%,
                                       5/25/2035
                     3,500,000         Merrill Lynch Mortgage                                3,487,148
                                       Investors Inc., Series 2005-A5
                                       Class A3, 4.44%, 06/25/2035
                       515,132         Federal National Mortgage                               513,844
                                       Association, Series 2003-W6
                                       Class 1A23, 2.90%, 10/25/2042
                     2,860,000         American Home Mortgage                                2,863,975
                                       Investment Trust, Series
                                       2004-4 Class M2, 4.36%,
                                       02/25/2045 (a)
                     2,905,000         American Home Mortgage                                2,955,838
                                       Investment Trust, Series
                                       2005-2 Class 2A1, 4.68%,
                                       09/25/2045 (a)
Total Collateralized Mortgage Obligations                                                 ------------
(Cost $64,048,743)                                                                          63,733,367
                                                                                          ------------
MORTGAGE PASS-THROUGHS:        11.50%
                     1,080,000         Federal National Mortgage                             1,082,430
                                       Association Pool, 3.875%,
                                       05/15/2007
                       184,186         Federal Home Loan Mortgage                              185,225
                                       Corp., Pool, 9.00%, 03/17/2008
                     7,176,824         Federal National Mortgage                             7,423,299
                                       Association Pool, 6.00%,
                                       12/01/2013-12/01/2016
                       560,021         Federal National Mortgage                               592,898
                                       Association Pool, 7.50%,
                                       03/01/2015
                     1,031,231         Federal National Mortgage                             1,101,454
                                       Association Pool, 8.00%,
                                       08/01/2016
                    32,883,603         Federal National Mortgage                            34,647,142
                                       Association Pool, 7.00%,
                                       03/01/2009-11/01/2034

                    12,325,000         Federal National Mortgage                            12,740,969
                                       Association TBA, 6.00%,
                                       04/25/2020 (c)
                     1,041,531         Government National Mortgage                          1,116,408
                                       Association Pool, 7.50%,
                                       03/15/2032
Total Mortgage Pass-Throughs                                                              ------------
(Cost $59,040,966)                                                                          58,889,825
                                                                                          ------------
AUTOMOTIVE:                     2.21%
                     6,965,000         Ford Motor Credit Co.,                                7,014,995
                                       6.50%, 01/25/2007
                     3,370,000         DaimlerChrysler North America,                        3,355,354
                                       4.125%, 03/07/2007
                       970,000         DaimlerChrysler North America,                          965,540
                                       4.875%, 06/15/2010
Total Automotive                                                                          ------------
(Cost $11,336,053)                                                                          11,335,889
                                                                                          ------------
BANKING:                        0.00%
                        15,000         Wells Fargo & Co.,                                       14,992
                                       4.20%, 01/15/2010
Total Banking                                                                             ------------
(Cost $14,983)                                                                                  14,992
                                                                                          ------------
BROADCASTING/MEDIA:             1.03%
                     5,200,000         AOL Time Warner, Inc.,                                5,281,318
                                       6.125%, 04/15/2006
Total Broadcasting/Media                                                                  ------------
(Cost $5,325,763)                                                                            5,281,318
                                                                                          ------------
CABLE:                          1.45%
                     3,230,000         Comcast Cable Communications                          3,465,005
                                       Inc.,
                                       8.375%, 05/01/2007
                     3,665,000         British Sky Broadcasting Group                        3,942,888
                                       plc,
                                       6.875%, 02/23/2009
Total Cable                                                                               ------------
(Cost $7,438,623)                                                                            7,407,893
                                                                                          ------------
COMMUNICATIONS:                 1.46%
                     2,665,000         Sprint Capital Corp.,                                 2,730,948
                                       6.00%, 01/15/2007
                     4,785,000         SBC Communications, Inc.,                             4,745,347
                                       4.125%, 09/15/2009
Total Communications                                                                      ------------
(Cost $7,541,450)                                                                            7,476,295
                                                                                          ------------
COMMUNICATIONS-MOBILE:          0.74%
                     3,720,000         Cingular Wireless LLC,                                3,781,852
                                       5.625%, 12/15/2006
Total Communications-Mobile                                                               ------------
(Cost $3,801,350)                                                                            3,781,852
                                                                                          ------------

ENERGY:                         1.37%
                     4,500,000         CenterPoint Energy Resources                          4,504,702
                                       Corp., Series B, 8.125%,
                                       07/15/2005
                     2,645,000         Valero Energy Corp.,                                  2,538,962
                                       3.50%, 04/01/2009
Total Energy                                                                              ------------
(Cost $7,142,527)                                                                            7,043,664
                                                                                          ------------
FINANCIAL:                      5.36%
                     5,230,000         CIT Group, Inc.,                                      5,510,061
                                       7.375%, 04/02/2007
                     7,695,000         Countrywide Home Loans, Inc.,                         7,884,212
                                       5.625%, 05/15/2007
                     5,705,000         International Lease Finance                           5,848,441
                                       Corp.,
                                       5.625%, 06/01/2007
                     5,640,000         Goldman Sachs Group, Inc.,                            5,636,768
                                       4.125%, 01/15/2008
                     2,505,000         International Lease Finance                           2,554,384
                                       Corp.,
                                       5.00%, 04/15/2010
Total Financial                                                                           ------------
(Cost $27,464,560)                                                                          27,433,866
                                                                                          ------------
HEALTHCARE:                     2.05%
                     3,470,000         Anthem, Inc.,                                         3,421,160
                                       3.50%, 09/01/2007
                     7,164,000         Wellpoint, Inc.,                                      7,071,763
                                       3.75%, 12/14/2007
Total Healthcare                                                                          ------------
(Cost $10,580,760)                                                                          10,492,923
                                                                                          ------------
PAPER/PACKAGING:                0.24%
                     1,190,000         Weyerhaeuser Co.,                                     1,223,482
                                       6.125%, 03/15/2007
Total Paper/Packaging                                                                     ------------
(Cost $1,249,812)                                                                            1,223,482
                                                                                          ------------
PUBLIC UTILITIES-ELECTRIC & GAS: 1.14%
                     4,137,000         Duke Energy Corp.,                                    4,085,445
                                       3.75%, 03/05/2008
                     1,800,000         Pacific Gas & Electric Co.,                           1,758,227
                                       3.60%, 03/01/2009
Total Public Utilities-Electric & Gas                                                     ------------
(Cost $5,884,474)                                                                            5,843,672
                                                                                          ------------
PUBLIC UTILITIES - TELEPHONE:   0.81%
                     4,200,000         Telecom Italia Capital Corp.,                         4,136,572
                                       4.00%, 11/15/2008
Total Public Utilities - Telephone                                                        ------------
(Cost $4,198,638)                                                                            4,136,572
                                                                                          ------------

SERVICE:                        0.84%
                     4,180,000         PHH Corp.,                                            4,308,698
                                       6.00%, 03/01/2008
Total Service                                                                             ------------
(Cost $4,370,773)                                                                            4,308,698
                                                                                          ------------
SUPERMARKET/DRUG:               0.74%
                     3,600,000         Safeway, Inc.,                                        3,802,554
                                       6.50%, 11/15/2008
Total Supermarket/Drug                                                                    ------------
(Cost $3,808,314)                                                                            3,802,554
                                                                                          ------------
ASSET-BACKED SECURITIES:        5.74%
                     1,995,000         Capital Auto Receivables Asset                        1,995,938
                                       Trust, Series 2005-SN1A Class
                                       A3A, 4.10%, 06/15/2008
                     3,500,000         Winston Funding Ltd., Series                          3,505,460
                                       2003-1 Class A2, 4.06%,
                                       04/23/2009 (a)(b)
                       934,084         Residential Asset Mortgage                              934,056
                                       Products Inc., Series 2004-RS6
                                       Class AI1, 3.46%, 08/25/2022 (a)
                       341,680         Residential Asset Mortgage                              341,680
                                       Products Inc., Series 2004-RS2
                                       Class AI1, 3.44%, 01/25/2024 (a)
                       554,943         First Franklin Mortgage Loan                            554,943
                                       Asset-Backed Certificates,
                                       Series 2000-FF1 Class A,
                                       3.77%, 09/25/2030 (a)
                       641,476         Countrywide Asset-Backed                                643,182
                                       Certificates, Series 2003-BC1
                                       Class A, 3.71%, 03/25/2033 (a)
                     5,660,000         Long Beach Mortgage Loan Trust                        5,754,101
                                       Series 2003-1 Class M2, 5.36%,
                                       03/25/2033 (a)
                       913,612         Centex Home Equity, Series                              914,187
                                       2003-C Class AV, 3.61%,
                                       09/25/2033 (a)
                        55,000         Residential Asset Securities                             55,335
                                       Corp., Series 2003-KS8 Class
                                       A2B2, 3.75%, 10/25/2033
                     4,098,779         Ace Securities Corp., Series                          4,102,591
                                       2003-0P1 Class A2, 3.67%,
                                       12/25/2033 (a)
                        94,193         Renaissance Home Equity Loan                             94,222
                                       Trust, Series 2003-4 Class A2,
                                       3.51%, 03/25/2034 (a)
                     1,657,978         Equity One ABS Inc., Series                           1,657,977
                                       2004-3 Class AF1, 3.47%,
                                       07/25/2034 (a)

                     6,700,000         Long Beach Mortgage Loan                              6,713,601
                                       Trust, Series 2004-3 Class M2,
                                       3.91%, 07/25/2034 (a)
                     2,123,413         Merrill Lynch Mortgage                                2,125,727
                                       Investors Inc., Series
                                       2004-WMC1 Class A2, 3.61%,
                                       10/25/2034 (a)
Total Asset-Backed Securities                                                             ------------
(Cost $29,397,187)                                                                          29,393,000
                                                                                          ------------
COMMERCIAL MORTGAGE-BACKED SECURITIES: 6.69%
                     5,201,000         Greenwich Capital Commercial                          5,212,377
                                       Funding Corp., Series 2003-FL1
                                       Class B, 3.72%, 07/05/2018 (a)(b)
                     3,385,000         LB-UBS Commercial Mortgage                            3,344,752
                                       Trust, Series 2004-C7 Class
                                       A2, 3.99%, 10/15/2029
                     7,004,168         Asset Securitization Corp.,                           7,246,512
                                       Series 1996-MD6 Class A1C,
                                       7.04%, 11/13/2029
                     4,910,000         Nomura Asset Securities Corp.,                        5,209,970
                                       Series 1998-D6 Class A1B,
                                       6.59%, 03/15/2030
                       631,523         Commercial Mortgage Acceptance                          638,975
                                       Corp., Series 1997-ML1 Class
                                       A2, 6.53%, 12/15/2030
                     4,216,292         First Union Lehman Brothers                           4,442,370
                                       Bank of America Series 1998-C2
                                       Class A2, 6.56%, 11/18/2035
                     7,995,000         Nomura Asset Securities Corp.,                        8,161,856
                                       Series 1996-MD5 Class A1B,
                                       7.12%, 04/13/2039
Total Commercial Mortgage-Backed Securities                                               ------------
(Cost $34,867,017)                                                                          34,256,812
                                                                                          ------------
SHORT-TERM INVESTMENTS:         5.41%
Commercial Paper: 2.93%
                    15,000,000         Rabobank Financial Corp.,                            15,000,000
                                       3.36%, 07/01/2005
Total Commercial Paper                                                                    ------------
(Cost $15,000,000)                                                                          15,000,000
                                                                                          ------------
U.S. Government Sponsored Agency Obligation 2.48%
                    12,700,000         Federal Home Loan Mortgage                           12,700,000
                                       Corp., 0.00%, 07/01/2005
Total U.S. Government Sponsored Agency Obligation                                         ------------
(Cost $12,700,000)                                                                          12,700,000
                                                                                          ------------
Total Short-Term Investments
(Cost $27,700,000)                                                                          27,700,000
                                                                                          ------------

INVESTMENT SUMMARY
Total Investments (Cost
$535,254,182) (d)                                      104.01%                            $532,708,419
Cash and Other Assets, Less
Liabilities                                             (4.01)                             (20,526,763)
                                                       ------                             ------------
Net Assets                                             100.00%                            $512,181,656
                                                       ======                             ============

            (a)   Variable rate coupon, rate shown as of June 30, 2005.
            (b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the aggregate market value of these securities amounted to $12,034,942 or 2.35% of net assets.
            (c)   When-issued security.
            (d) At June 30, 2005, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $240,257 and gross unrealized depreciation of investments was $2,786,020 resulting in net unrealized depreciation of $2,545,763.

                  Explanation of abbreviations:
                  TBA- To Be Announced

    Please note: The sector Classifications presented herein are based on the sector categorization methodology of the Adviser.

Sanford C. Bernstein Fund, Inc.
Schedule of Investments
U.S. Government Short Duration Portfolio
June 30, 2005 (Unaudited)

Principal Amount                  Description                                       Market Value
U.S. TREASURY NOTES:       46.96%
                $19,560,000       3.00%, 12/31/2006                                  $19,380,439
                  1,590,000       3.75%, 03/31/2007                                    1,592,422
                 19,185,000       3.50%, 05/31/2007                                   19,126,543
                  1,390,000       3.50%, 08/15/2009                                    1,378,109
Total U.S. Treasury Notes                                                            -----------
(Cost $41,550,178)                                                                    41,477,513
                                                                                     -----------

U.S. GOVERNMENT SPONSORED AGENCY OBLIGATIONS: 30.02%
                  4,000,000       Federal Home Loan Bank,                              3,936,236
                                  2.04%, 06/12/2006
                  4,000,000       Federal Farm Credit Bank,                            3,936,800
                                  2.05%, 06/12/2006
                  4,670,000       Federal National Mortgage                            4,643,045
                                  Association,
                                  3.25%, 06/28/2006
                  5,000,000       Federal Farm Credit Bank,                            4,944,180
                                  3.25%, 06/15/2007
                  3,985,000       Federal Home Loan Mortgage                           3,968,183
                                  Corp.,
                                  3.75%, 08/03/2007,
                                  Callable 08/03/2005 @ 100.00
                    250,000       Federal National Mortgage                              247,265
                                  Association,
                                  3.50%, 01/28/2008
                  5,000,000       Federal Home Loan Bank,                              4,832,610
                                  3.00%, 04/15/2009
Total U.S. Government Sponsored Agency Obligations                                   -----------
(Cost $26,755,909)                                                                    26,508,319
                                                                                     -----------
COLLATERALIZED MORTGAGE OBLIGATIONS: 6.28%
                  1,213,654       MLCC Mortgage Investors, Inc.,                       1,213,229
                                  Series 2004-A Class A1, 3.54%,
                                  04/25/2029 (a)
                  1,025,000       Federal National Mortgage                            1,024,959
                                  Association Series 2005-M1
                                  Class A, 4.48%, 10/26/2031
                  1,341,530       Structured Asset Securities                          1,348,023
                                  Corp., Series 2003-23H Class
                                  1A1, 5.50%, 07/25/2033
                    866,867       Countrywide Home Loans Series                          872,467
                                  2005-12 Class 1A5, 5.25%,
                                  5/25/2035
                    500,000       MLCC Mortgage Investors, Inc.,                         498,164
                                  Series 2005-A5 Class A3,
                                  4.442%, 06/25/2035

                     74,589       Federal National Mortgage                               74,402
                                  Association, Series 2003-W6
                                  Class 1A23, 2.90%, 10/25/2042
                    510,000       American Home Mortgage                                 518,925
                                  Investment Trust Series 2005-2
                                  Class 2A1, 4.681%, 09/25/2045 (a)
Total Collateralized Mortgage Obligations                                            -----------
(Cost $5,572,732)                                                                      5,550,169
                                                                                     -----------
MORTGAGE PASS-THROUGHS:    13.29%
                  6,853,859       Federal National Mortgage                            7,214,033
                                  Association Pool, 7.00%,
                                  03/01/2009-09/01/2033
                  1,604,111       Federal National Mortgage                            1,659,239
                                  Association Pool, 6.00%,
                                  12/01/2013-11/01/2016
                    200,008       Federal National Mortgage                              211,749
                                  Association Pool, 7.50%,
                                  3/1/2015
                    390,526       Federal National Mortgage                              417,119
                                  Association Pool, 8.00%,
                                  7/1/2017
                  1,840,000       Federal National Mortgage                            1,902,100
                                  Association Pool TBA, 6.00%,
                                  07/25/2020 (b)
                    222,465       Federal Home Loan Mortgage                             234,254
                                  Corp., Pool, 7.00%, 04/01/2032
                     90,000       Federal National Mortgage                               94,866
                                  Association Pool TBA, 7.00%,
                                  04/25/2035 (b)
Total Mortgage Pass-Throughs                                                         -----------
(Cost $11,752,668)                                                                    11,733,360
                                                                                     -----------
ASSET-BACKED SECURITIES:   2.29%
                    345,000       Capital Auto Receivables Asset                         345,162
                                  Trust Series 2005-SN1A Class
                                  A3A, 4.10%, 06/15/2008
                    169,467       Residential Asset Mortgage                             169,462
                                  Products Inc., Series 2004-RS6
                                  Class AI1, 3.46%, 05/25/2022 (a)
                     22,259       Residential Asset Mortgage                              22,259
                                  Products Inc., Series 2004-RS2
                                  Class AI1, 3.44%, 01/25/2024 (a)
                    196,399       Centex Home Equity Series                              196,522
                                  2003-C Class AV, 3.61%,
                                  09/25/2033 (a)
                    665,000       Residential Asset Securities                           669,050
                                  Corp., Series 2003-KS8 Class
                                  A2B2, 3.75%, 10/25/2033
                    622,875       Ace Securities Corp., Series                           623,454
                                  2003-OP1 Class A2, 3.67%,
                                  12/25/2033 (a)
Total Asset-Backed Securities                                                        -----------
(Cost $2,025,603)                                                                      2,025,909
                                                                                     -----------

SHORT-TERM INVESTMENTS:    3.11%
U.S. Treasury Bill:        2.20%
                  1,950,000       United States Treasury Bills                         1,942,759
                                  3.14%, 08/18/2005

Total U.S. Treasury Bill                                                             -----------
(Cost $1,942,759)                                                                      1,942,759
                                                                                     -----------
Repurchase Agreement:      0.91%
                    800,000       State Street Bank & Trust Co.                          800,000
                                  dated 06/30/2005, due 07/01/2005
                                  in the amount of $800,061 (collateralized
                                  by $945,000 Federal Hoam Loan Mortgage
                                  Corp., due 01/01/2019, value 970,062)

Total Repurchase Agreement                                                           -----------
(Cost $800,000)                                                                          800,000
                                                                                     -----------
Total Short-Term Investments
(Cost $2,742,759)                                                                      2,742,759
                                                                                     -----------
INVESTMENT SUMMARY
Total Investments (Cost
$90,399,849) (c)                                    101.95%                          $90,038,029
Cash and Other Assets, Less
Liabilities                                          (1.95)                           (1,722,095)
                                                    ------                           -----------
Net Assets(Equivalent to
$12.54 per share based on
7,044,643 shares of capital
stock outstanding)                                  100.00%                          $88,315,934
                                                    ======                           ===========

                        (a) Variable-rate coupon, rate shown as of June 30, 2005.
                        (b)   When-issued security.
                        (c) At June 30, 2005, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $22,509 and gross unrealized depreciation of investments was $384,329, resulting in net unrealized depreciation of $361,820.

                              Explanation of abbreviations:
                              TBA-To Be Announced

MORTGAGE PASS-THROUGHS:      31.93%
                    8,673,360       Federal National Mortgage                                8,963,908
                                    Association Pool, 6.00%,
                                    11/01/2016-02/01/2017 (a)
                  190,010,000       Federal National Mortgage                              189,119,233
                                    Association Pool TBA, 4.50%,
                                    07/25/2020 (c)
                   91,315,000       Federal National Mortgage                               93,597,875
                                    Association
                                    5.50%, 07/25/2020
                  143,520,000       Federal National Mortgage                              145,426,978
                                    Association Pool TBA, 5.50%,
                                    07/25/2020-07/25/2035 (c)
                            7       Federal Home Loan Mortgage                                       8
                                    Corp. Pool, 8.50%, 05/01/2025 (a)
                   99,907,212       Federal National Mortgage                              103,532,395
                                    Association Pool, 6.50%,
                                    01/01/2026-12/01/2034 (a)
                        2,927       Government National Mortgage                                 3,197
                                    Association Pool, 8.50%,
                                    11/15/2026 (a)
                        4,595       Government National Mortgage                                 4,876
                                    Association Pool, 7.00%,
                                    10/15/2027 (a)
                   24,305,000       Government National Mortgage                            25,064,531
                                    Association Pool TBA, 6.00%,
                                    07/15/2035 (c)
                  134,190,000       Federal National Mortgage                              134,190,000
                                    Association Pool TBA, 5.00%,
                                    07/25/2035 (c)
                   34,960,000       Federal Home Loan Mortgage                              35,812,150
                                    Corp. Pool TBA, 6.00%,
                                    07/25/2035 (c)
                  229,450,000       Federal National Mortgage                              235,186,250
                                    Association Pool TBA, 6.00%,
                                    07/25/2035 (c)
                   67,735,000       Federal National Mortgage                               70,084,592
                                    Association Pool TBA, 6.50%,
                                    07/25/2035 (c)
Total Mortgage Pass-Throughs                                                            --------------
(Cost $1,043,086,251)                                                                    1,040,985,993
                                                                                        --------------
AEROSPACE/DEFENSE:           0.06%
                    1,865,000       Boeing Capital Corp., Senior                             1,898,132
                                    Note, 4.75%, 08/25/2008 (a)
Total Aerospace/Defense                                                                 --------------
(Cost $1,862,953)                                                                            1,898,132
                                                                                        --------------
AUTOMOTIVE:                  0.92%
                    1,775,000       Ford Motor Credit Co.,                                   1,787,741
                                    6.50%, 01/25/2007 (a)
                    5,310,000       Ford Motor Credit Co.,                                   5,244,411
                                    6.625%, 06/16/2008 (a)
                      980,000       Ford Motor Credit Co.,                                     903,894
                                    5.70%, 01/15/2010 (a)
                    2,995,000       DaimlerChrysler NA,                                      2,981,229
                                    4.875%, 06/15/2010 (a)
                    5,150,000       Ford Motor Credit Co.,                                   5,016,636
                                    7.375%, 02/01/2011 (a)
                      244,000       TRW Automotive, Senior                                     280,600
                                    Subordinated Note,
                                    11.00%, 02/15/2013,
                                    Callable 02/15/2008 @ 105.50 (a)
                    2,775,000       Ford Motor Credit Co.,                                   2,662,554
                                    7.00%, 10/01/2013 (a)
                    2,805,000       Ford Motor Co.,                                          2,162,717
                                    6.375%, 02/01/2029 (a)
                   10,710,000       Ford Motor Co.,                                          8,940,879
                                    7.45%, 07/16/2031 (a)
Total Automotive                                                                        --------------
(Cost $30,292,596)                                                                          29,980,661
                                                                                        --------------
BANKING:                     2.26%
                   16,075,000       Mizuho Financial Group Ltd.                             17,578,012
                                    (Cayman),
                                    8.375%, 04/27/2009 (a)
                    4,770,000       Suntrust Bank,                                           4,772,624
                                    3.458%, 06/02/2009 (a)(b)
                    4,435,000       Wells Fargo & Co. Senior Note,                           4,432,663
                                    4.20%, 01/15/2010 (a)
                    4,100,000       Huntington National Bank,                                4,103,977
                                    Senior Note, 4.375%,
                                    01/15/2010 (a)

                    8,595,000       JP Morgan Chase & Co.,                                   9,505,210
                                    6.75%, 02/01/2011 (a)
                    1,210,000       UFJ Bank Ltd., Subordinated                              1,369,892
                                    Note, 7.40%, 06/15/2011 (a)
                    2,366,000       UFJ Finance Aruba AEC,                                   2,638,568
                                    6.75%, 07/15/2013 (a)
                    1,290,000       Bank of America Corp., Senior                            1,370,678
                                    Note, 5.375%, 06/15/2014 (a)
                    4,365,000       The Chuo Mitsui Trust &                                  4,288,289
                                    Banking Co., Ltd,
                                    5.506%, 04/15/2049,
                                    Callable 04/15/2015 @ 100.00 (a)(d)
                    7,490,000       RBS Capital Trust III,                                   7,779,211
                                    5.512%, 09/29/2049,
                                    Callable 09/30/2014 @ 100.00 (a)(b)
                    6,460,000       Barclays Bank plc,                                       7,771,865
                                    8.55%, 09/29/2049,
                                    Callable 06/15/2011 @ 100.00 (a)(b)(d)
                    8,005,000       RBS Capital Trust I,                                     7,897,605
                                    4.709%, 12/29/2049,
                                    Callable 07/01/2013 @ 100.00 (a)(b)
Total Banking                                                                           --------------
(Cost $71,623,501)                                                                          73,508,594
                                                                                        --------------
BROADCASTING/MEDIA:          0.87%
                    1,265,000       Allbritton Communications Co.,                           1,246,025
                                    Senior Subordinated Note,
                                    7.75%, 12/15/2012,
                                    Callable 12/15/2007@ 103.88 (a)
                    3,485,000       WPP Finance Corp. (United                                3,684,568
                                    Kingdom),
                                    5.875%, 06/15/2014 (a)
                   12,650,000       TimeWarner Entertainment Co.,                           16,174,126
                                    Senior Debenture, 8.375%,
                                    03/15/2023 (a)
                    6,765,000       News America Holdings,                                   7,338,192
                                    6.55%, 03/15/2033 (a)
Total Broadcasting/Media                                                                --------------
(Cost $26,987,138)                                                                          28,442,911
                                                                                        --------------
BUILDING/REAL ESTATE:        0.17%
                    2,965,000       iStar Financial, Inc., Senior                            2,930,431
                                    Note, 5.15%, 03/01/2012 (a)
                    1,055,000       M/I Homes Inc.,                                          1,023,350
                                    6.875%, 04/01/2012 (a)(d)
                    1,530,000       William Lyon Homes, Inc.,                                1,660,050
                                    10.75%, 04/01/2013,
                                    Callable 04/01/2008 @ 105.38 (a)
Total Building/Real Estate                                                              --------------
(Cost $5,735,580)                                                                            5,613,831
                                                                                        --------------
CABLE:                       0.87%
                    2,115,000       British Sky Broadcasting Group                           2,275,364
                                    plc,
                                    6.875%, 02/23/2009 (a)
                      710,000       Insight Midwest LP, Senior                                 735,737
                                    Note, 9.75%, 10/01/2009,
                                    Callable 05/11/2005 @ 104.88 (a)
                    2,730,000       Charter Communications                                   2,716,350
                                    Operating LLC, Senior Note,
                                    8.00%, 04/30/2012 (a)(d)
                    3,340,000       Cox Communications Inc.,                                 3,242,175
                                    4.625%, 06/01/2013 (a)
                    4,795,000       Comcast Corp.                                            4,929,298
                                    5.30%, 01/15/2014 (a)
                    1,742,000       PanAmSat Corp.,                                          1,900,957
                                    9.00%, 08/15/2014,
                                    Callable 08/15/2009 @ 104.50 (a)

                    1,930,000       DirectTV Holdings LLC                                    1,920,350
                                    6.375%, 06/15/2015,
                                    Callable 6/15/2010 @ 103.19 (a)(d)
                    7,600,000       Comcast Cable Communication                             10,751,196
                                    Holdings Inc.,
                                    9.455%, 11/15/2022 (a)
Total Cable                                                                             --------------
(Cost $28,319,889)                                                                          28,471,427
                                                                                        --------------
CHEMICALS:                   0.12%
                    3,600,000       Union Carbide Corp.,                                     3,945,593
                                    Debenture, 7.75%, 10/01/2096 (a)
Total Chemicals                                                                         --------------
(Cost $3,519,002)                                                                            3,945,593
                                                                                        --------------
COMMUNICATIONS:              1.96%
                    5,595,000       Telus Corp.,                                             5,918,956
                                    7.50%, 06/01/2007 (a)
                   11,555,000       Telecom Italia Capital Corp.,                           11,227,682
                                    4.00%, 01/15/2010 (a)(d)
                    4,030,000       Deutsche Telekom International                           4,670,508
                                    Finance BV
                                    8.00%, 06/15/2010 (a)
                    5,600,000       AT&T Corp., Senior Note,                                 6,454,000
                                    7.30%, 11/15/2011 (a)(d)
                   20,505,000       Sprint Capital Corp.,                                   24,663,845
                                    8.375%, 03/15/2012 (a)
                    9,580,000       SBC Communications, Inc.,                                9,795,186
                                    5.10%, 09/15/2014 (a)
                      825,000       Verizon Global Funding Corp.,                            1,065,280
                                    7.75%, 12/01/2030 (a)
Total Communications                                                                    --------------
(Cost $63,427,041)                                                                          63,795,457
                                                                                        --------------
COMMUNICATIONS-FIXED:        0.53%
                   10,250,000       British Telecommunications plc                          12,135,856
                                    8.125%, 12/15/2010 (a)
                    1,055,000       Qwest Corp.,                                             1,147,313
                                    8.875%, 03/15/2012 (a)(d)
                    1,800,000       Hawaiian Telcom Communications                           1,908,000
                                    Inc.,
                                    9.75%, 05/01/2013,
                                    Callable 05/01/2009 @ 104.88 (a)(d)
                    1,865,000       Cincinnati Bell, Inc., Senior                            1,911,625
                                    Subordinated Note, 8.375%,
                                    01/15/2014,
                                    Callable 01/15/2009 @ 104.19 (a)
Total Communications-Fixed                                                              --------------
(Cost $17,048,731)                                                                          17,102,794
                                                                                        --------------
COMMUNICATIONS-MOBILE:       0.72%
                    6,706,000       Cingular Wireless LLC                                    6,817,501
                                    5.625%, 12/15/2006 (a)
                    3,800,000       Verizon Global Funding Corp.,                            4,440,269
                                    7.375%, 09/01/2012 (a)
                    8,790,000       AT&T Wireless Services Inc.,                            12,320,398
                                    Senior Note, 8.75%,
                                    03/01/2031 (a)
Total Communications-Mobile                                                             --------------
(Cost $21,603,832)                                                                          23,578,168
                                                                                        --------------

CONGLOMERATE/MISCELLANEOUS:  0.24%
                    6,630,000       Hutchison Whampoa                                        7,800,765
                                    International Ltd.,
                                    7.45%, 11/24/2033 (a)(d)
Total Conglomerate/Miscellaneous                                                        --------------
(Cost $6,772,150)                                                                            7,800,765
                                                                                        --------------
CONSUMER MANUFACTURING:      0.24%
                    2,800,000       Fortune Brands Inc.,                                     2,745,134
                                    2.875%, 12/01/2006 (a)
                    1,215,000       Broder Brothers, Senior Note,                            1,227,150
                                    11.25%, 10/15/2010,
                                    Callable 10/15/2007 @ 105.62 (a)

                    1,990,000       Visant Corp.,                                            1,965,125
                                    7.625%, 10/01/2012,
                                    Callable 10/01/2008 @ 103.81 (a)
                    1,890,000       Spectrum Brands Inc., Senior                             1,828,575
                                    Subordinated Note, 7.375%,
                                    02/01/2015,
                                    Callable 02/01/2010 @ 103.69 (a)(d)
Total Consumer Manufacturing                                                            --------------
(Cost $7,897,056)                                                                            7,765,984
                                                                                        --------------
ENERGY:                      0.97%
                      715,000       Hilcorp Energy I LP, Senior                                790,075
                                    Note, 10.50%, 09/01/2010,
                                    Callable 09/01/2007 @ 105.25 (a)(d)
                    1,770,000       Amerada Hess Corp.,                                      1,947,745
                                    6.65%, 08/15/2011 (a)
                    6,055,000       Valero Energy Corp.,                                     6,758,603
                                    6.875%, 04/15/2012 (a)
                    3,310,000       Enterprise Products Operating                            3,406,159
                                    LP, Series B, 5.60%,
                                    10/15/2014 (a)
                    4,930,000       Conoco Inc., Senior Note,                                6,193,638
                                    6.95%, 04/15/2029 (a)
                    4,590,000       Amerada Hess Corp.,                                      5,799,479
                                    7.875%, 10/01/2029 (a)
                    2,270,000       Valero Energy Corp.,                                     2,801,904
                                    7.50%, 04/15/2032 (a)
                    3,260,000       Amerada Hess Corp.,                                      3,866,725
                                    7.125%, 03/15/2033 (a)
Total Energy                                                                            --------------
(Cost $28,444,425)                                                                          31,564,328
                                                                                        --------------
ENTERTAINMENT/LEISURE:       0.04%
                    1,095,000       NCL Corp., Senior Note,                                  1,152,487
                                    10.625%, 07/15/2014,
                                    Callable 07/15/2009 @ 105.31 (a)(d)
Total Entertainment/Leisure                                                             --------------
(Cost $1,095,000)                                                                            1,152,487
                                                                                        --------------
FINANCIAL:                   4.44%
                    2,945,000       CIT Group Inc., Medium-Term                              2,950,274
                                    Note, 3.49%, 05/18/2007 (a)(b)
                   22,130,000       General Electric Capital                                22,152,993
                                    Corp., Medium-Term Note,
                                    3.504%, 06/22/2007 (a)(b)
                    8,840,000       Household Finance Corp.,                                 9,435,312
                                    6.50%, 11/15/2008 (a)
                    9,990,000       American General Finance                                10,041,069
                                    Corp., Medium-Term Note,
                                    4.625%, 05/15/2009 (a)
                    3,435,000       Citigroup Inc.,                                          3,438,188
                                    3.51%, 06/09/2009 (a)(b)
                   36,156,000       Dow Jones Cdx, High Yield                               36,675,742
                                    Series 4-T3, 8.00%
                                    06/29/2010 (a)
                    5,700,000       Berkshire Hathaway Finance                               5,659,496
                                    Corp.,
                                    4.20%, 12/15/2010 (a)
                    6,600,000       CountryWide Home Loans, Inc.,                            6,365,198
                                    Medium-Term Note, Series L,
                                    4.00%, 03/22/2011 (a)
                    6,275,000       General Electric Capital Corp.                           6,265,588
                                    4.375%, 11/21/2011 (a)
                    1,250,000       CIT Group, Inc., Senior Note,                            1,466,044
                                    7.75%, 04/02/2012 (a)
                    2,855,000       Household Finance Corp.,                                 3,238,646
                                    7.00%, 05/15/2012 (a)

                    2,884,000       Capital One Bank, Subordinated                           3,173,075
                                    Note, 6.50%, 06/13/2013 (a)
                    4,790,000       Goldman Sachs Group Inc.,                                4,785,991
                                    4.75%, 07/15/2013 (a)
                   18,963,000       Citigroup, Inc., Subordinated                           19,398,125
                                    Note, 5.00%, 09/15/2014 (a)
                    2,695,000       SLM Corp., Medium-Term Note,                             2,776,394
                                    5.05%, 11/14/2014 (a)
                    3,450,000       Goldman Sachs Group Inc.,                                3,513,998
                                    5.125%, 01/15/2015 (a)
                    3,310,000       CBA Capital Trust I,                                     3,506,713
                                    5.805%, 06/15/2015 (a)(d)
Total Financial                                                                         --------------
(Cost $139,773,140)                                                                        144,842,846
                                                                                        --------------
FOOD/BEVERAGE:               0.22%
                    6,900,000       Kraft Foods, Inc.                                        7,180,092
                                    5.25%, 10/01/2013 (a)
Total Food/Beverage                                                                     --------------
(Cost $7,073,078)                                                                            7,180,092
                                                                                        --------------
GAMING:                      0.10%
                    1,110,000       Riviera Holdings Corp.,                                  1,226,550
                                    11.00%, 06/15/2010,
                                    Callable 06/15/2006 @ 105.50 (a)
                    2,096,000       Seneca Gaming Corp.,                                     2,166,740
                                    7.25%, 05/01/2012,
                                    Callable 05/01/2008 @ 103.63 (a)(d)
Total Gaming                                                                            --------------
(Cost $3,219,984)                                                                            3,393,290
                                                                                        --------------
HEALTHCARE:                  0.27%
                    1,796,000       Wellpoint Inc.,                                          1,772,876
                                    3.75%, 12/14/2007 (a)
                      605,000       Universal Hospital Services                                611,050
                                    Inc., Senior Note, 10.125%,
                                    11/01/2011,
                                    Callable 11/01/2007 @ 105.06 (a)
                    1,157,000       Concentra Operating Corp.,                               1,226,420
                                    9.125%, 06/01/2012,
                                    Callable 06/01/2008 @ 104.56 (a)
                    1,265,000       DaVita Inc.,                                             1,299,788
                                    7.25%, 03/15/2015,
                                    Callable 03/15/2010 @ 103.63 (a)(d)
                    3,550,000       Humana Inc., Senior Note,                                3,881,534
                                    6.30%, 08/01/2018 (a)
Total Healthcare                                                                        --------------
(Cost $8,423,586)                                                                            8,791,668
                                                                                        --------------
INDUSTRIAL:                  0.32%
                      985,000       FastenTech Inc.,                                         1,068,725
                                    11.50%, 05/01/2011,
                                    Callable 05/01/2007 @ 105.75 (a)
                    1,055,000       Case New Holland Inc.,                                   1,107,750
                                    9.25%, 08/01/2011,
                                    Callable 08/01/07 @ 104.62 (a)
                    6,335,000       Tyco International Group SA                              6,957,762
                                    6.375%, 10/15/2011 (a)
                    1,278,000       H&E Equipment Services LLC,                              1,408,995
                                    11.125%, 06/15/2012,
                                    Callable 06/15/2007 @ 105.56 (a)
Total Industrial                                                                        --------------
(Cost $10,378,495)                                                                          10,543,232
                                                                                        --------------
INSURANCE:                   1.23%
                    1,320,000       Willis Group                                             1,322,878
                                    5.125%, 07/15/2010 (a)
                    4,125,000       MetLife Inc.,                                            4,195,975
                                    5.00%, 11/24/2013 (a)
                    3,825,000       Assurant Inc.,                                           4,025,476
                                    5.625%, 02/15/2014 (a)

                    4,025,000       Liberty Mutual Group,                                    4,051,963
                                    5.75%, 03/15/2014 (a)(d)
                    2,320,000       Fairfax Financial Holdings                               1,960,400
                                    Ltd.,
                                    7.375%, 04/15/2018 (a)
                    3,640,000       Royal & Sun Alliance Insurance                           4,710,185
                                    Group plc,
                                    8.95%, 10/15/2029 (a)
                   10,015,000       Mangrove Bay Pass-Through                               10,290,713
                                    Trust,
                                    6.102%, 07/15/2033,
                                    Callable 07/15/2013 @ 100 (a)(b)(d)
                    8,625,000       Zurich Capital Trust,                                    9,538,336
                                    8.376%, 06/01/2037,
                                    Callable 06/01/2007 @ 104.19 (a)(d)
Total Insurance                                                                         --------------
(Cost $39,119,871)                                                                          40,095,926
                                                                                        --------------

METALS/MINING:               0.16%
                    2,540,000       AK Steel Corp.,                                          2,311,400
                                    7.875%, 02/15/2009,
                                    Callable 05/11/2005 @ 102.65 (a)
                    2,470,000       Ispat Inland ULC,                                        2,877,550
                                    9.75%, 04/01/2014,
                                    Callable 04/01/2009 @ 104.88 (a)
Total Metals/Mining                                                                     --------------
(Cost $5,304,460)                                                                            5,188,950
                                                                                        --------------

PAPER/PACKAGING:             0.63%
                    4,060,000       Weyerhaeuser Co.                                         4,250,690
                                    5.95%, 11/01/2008 (a)
                    2,470,000       Packaging Corp. of America,                              2,469,879
                                    5.75%, 08/01/2013 (a)
                    5,165,000       International Paper Co.,                                 5,180,139
                                    5.30%, 04/01/2015 (a)
                    7,365,000       Weyerhaeuser Co.,                                        8,684,624
                                    7.375%, 03/15/2032 (a)
Total Paper/Packaging                                                                   --------------
(Cost $20,065,300)                                                                          20,585,332
                                                                                        --------------

PETROLEUM PRODUCTS:          0.06%
                    1,840,000       Tengizchevroil Finance Co.,                              1,881,400
                                    6.124%, 11/15/2014 (a)(d)
Total Petroleum Products                                                                --------------
(Cost $1,844,456)                                                                            1,881,400
                                                                                        --------------

PUBLIC UTILITIES-ELECTRIC & GAS: 2.03%
                    2,805,000       Consumers Energy Co., Series                             2,801,356
                                    C, 4.25%, 04/15/2008 (a)
                      350,000       Southern Natural Gas Co.,                                  383,925
                                    8.875%, 03/15/2010,
                                    Callable 03/15/2007 @ 104.44 (a)
                      533,000       Calpine Corp.,                                             410,410
                                    8.50%, 07/15/2010,
                                    Callable 07/15/2007 @ 104.25 (a)(d)
                    3,005,000       Nisource Finance Corp.,                                  3,452,955
                                    7.875%, 11/15/2010 (a)
                    4,845,000       Progress Energy Inc.,                                    5,397,165
                                    7.10%, 03/01/2011 (a)
                    3,510,000       FirstEnergy Corp. Series B,                              3,835,117
                                    6.45%, 11/15/2011 (a)
                    5,770,000       Carolina Power & Light Co.,                              6,369,249
                                    6.50%, 07/15/2012 (a)
                    2,400,000       MidAmerican Energy Holdings                              2,549,321
                                    Co., Senior Note, 5.875%,
                                    10/01/2012 (a)
                    2,540,000       Public Service Co. of                                    3,070,476
                                    Colorado,
                                    7.875%, 10/01/2012 (a)

                    5,805,000       Txu Australia Holdings Pty                               6,341,452
                                    Ltd.,
                                    6.15%, 11/15/2013 (a)(d)
                    3,125,000       Duke Capital LLC, Senior Note,                           3,215,000
                                    5.50%, 03/01/2014 (a)
                    1,960,000       Union Electric Co.,                                      2,000,901
                                    5.10%, 10/01/2019 (a)
                    5,475,000       Duke Capital, LLC. Senior                                6,776,096
                                    Note, 8.00%, 10/01/2019 (a)
                      445,000       Southern Natural Gas Co.,                                  473,383
                                    7.35%, 02/15/2031 (a)
                   10,025,000       FirstEnergy Corp., Series C,                            12,254,340
                                    7.375%, 11/15/2031 (a)
                    6,200,000       Pacific Gas & Electric Co.,                              6,832,952
                                    6.05%, 03/01/2034 (a)
Total Public Utilities-Electric & Gas                                                   --------------
(Cost $62,519,983)                                                                          66,164,098
                                                                                        --------------
PUBLIC UTILITIES - TELEPHONE: 0.23%
                    7,010,000       Telecom Italia Capital,                                  7,516,844
                                    6.375%, 11/15/2033 (a)
Total Public Utilities - Telephone                                                      --------------
(Cost $6,964,777)                                                                            7,516,844
                                                                                        --------------
PUBLISHING:                  0.07%
                    2,325,000       R.R. Donnelley & Sons Co.,                               2,360,233
                                    5.50%, 05/15/2015 (a)(c)
Total Publishing                                                                        --------------
(Cost $2,321,195)                                                                            2,360,233
                                                                                        --------------
RETAIL:                      0.01%
                      386,000       Petro Stopping Centers LP,                                 387,930
                                    9.00%, 02/15/2012,
                                    Callable 02/15/2008 @ 104.50 (a)
Total Retail                                                                            --------------
(Cost $398,148)                                                                                387,930
                                                                                        --------------
SERVICE:                     0.37%
                    9,390,000       Pershing Road Development                                9,390,000
                                    Company LLC,
                                    3.73%, 09/01/2026,
                                    Callable 06/01/2005 @ 102.50 (a)(b)(d)
                    2,440,000       Republic Services, Inc.,                                 2,577,494
                                    6.086%, 03/15/2035 (a)(d)
Total Service                                                                           --------------
(Cost $11,866,232)                                                                          11,967,494
                                                                                        --------------
SUPERMARKET/DRUG:            0.20%
                    4,390,000       Safeway, Inc.,                                           4,744,791
                                    6.50%, 03/01/2011 (a)
                    1,917,000       Stater Bros. Holdings Inc.,                              1,869,075
                                    8.125%, 06/15/2012,
                                    Callable 6/15/2008 @ 104.06 (a)
Total Supermarket/Drug                                                                  --------------
(Cost $6,512,757)                                                                            6,613,866
                                                                                        --------------
TECHNOLOGY:                  0.24%
                    1,720,000       International Business                                   1,738,667
                                    Machines Corp., Medium-Term
                                    Note, 4.375%, 06/01/2009 (a)
                    3,833,000       Motorola Inc.,                                           4,385,815
                                    7.625%, 11/15/2010 (a)
                    1,285,000       Telcordia Technologies, Inc.,                            1,201,475
                                    Senior Subordinated Note,
                                    10.00%, 03/15/2013,
                                    Callable 03/15/2008 @ 105.00 (a)(d)
                      637,000       Amkor Technology Inc., Senior                              547,820
                                    Note, 7.75%, 05/15/2013,
                                    Callable 01/15/2008 @ 103.88 (a)
Total Technology                                                                        --------------
(Cost $7,916,810)                                                                            7,873,777
                                                                                        --------------

ASSET-BACKED SECURITIES:     6.23%
                    9,278,254       Aegis Asset Backed Securities                            9,285,491
                                    Trust, Series 2004-3 Class
                                    A2A, 3.514%, 07/26/2005 (a)(b)
                   11,900,000       Capital Auto Receivables Asset                          11,905,593
                                    Trust Series 2005-SN1A Class
                                    A3A, 4.10%, 06/15/2008 (a)
                    9,890,000       Bank One Issuance Trust,                                 9,895,242
                                    Series 2004-A4 Class A4,
                                    3.26%, 02/16/2010 (a)(b)
                   11,130,000       Discover Card Master Trust I,                           11,123,099
                                    Series 2004-1 Class A, 3.25%,
                                    04/16/2010 (a)(b)
                   30,140,000       MBNA Credit Card Master Note                            30,319,936
                                    Trust, Series 2001-A5 Class
                                    A5, 3.02%, 03/15/2011 (a)
                   15,190,000       Citibank Omni Master Trust,                             15,213,696
                                    Series 1996-5 Class A, 3.45%,
                                    12/16/2011 (a)(b)(d)
                    9,305,000       American Express Credit                                  9,293,369
                                    Account Master Trust, Series
                                    2005-1 Class A, 3.25%,
                                    10/15/2012 (a)(b)
                    1,568,803       RAAC, Series 2004-SP1 Class                              1,569,290
                                    AI1, 3.494%, 06/25/2013 (a)(b)
                   10,863,350       SLM Student Loan Trust, Series                          10,863,349
                                    2003-C Class A1, 3.51%,
                                    09/15/2016 (a)(b)
                   16,460,000       Citibank Credit Card Issuance                           16,933,225
                                    Trust, Series 2004-A8 Class
                                    A8, 4.90%, 12/12/2016 (a)
                    2,686,454       Residential Asset Securities                             2,686,884
                                    Corp., Series 2004-KS7 Class
                                    AI1, 3.464%, 10/25/2021 (a)(b)
                    6,435,115       Bear Stearns Asset Backed                                6,434,085
                                    Securities, Inc., Series
                                    2005-SD1 Class 1A1, 3.464%,
                                    4/25/2022 (a)(b)
                    1,458,488       Residential Asset Mortgage                               1,458,445
                                    Products Inc., Series 2004-RS6
                                    Class AI1, 3.464%, 08/25/2022 (a)(b)
                      275,282       Residential Asset Mortgage                                 275,282
                                    Products Inc., Series 2004-RS2
                                    Class AI1, 3.444%, 01/25/2024 (a)(b)
                    3,451,929       Novastar Home Equity Loan                                3,455,017
                                    Series 2001-1 Class A1,
                                    3.594%, 07/25/2031 (a)(b)
                    3,679,088       Residential Asset Securities                             3,686,556
                                    Corp., Series 2002-KS7 Class
                                    A2, 3.684%, 11/25/2032 (a)(b)
                    9,402,595       Asset Backed Funding Corp.,                              9,454,028
                                    Series 2003-WF1 Class A2,
                                    3.84%, 12/25/2032 (a)(b)
                    2,310,884       Residential Funding Mortgage                             2,310,168
                                    Securities Inc., Series
                                    2004-HS2 Class AI1, 3.464%,
                                    04/25/2033 (a)(b)
                    3,236,728       Residential Asset Securities                             3,239,770
                                    Corp., Series 2003-KS3 Class
                                    A2, 3.614%, 05/25/2033 (a)(b)
                    2,047,997       Centex Home Equity, Series                               2,049,288
                                    2003-C Class AV, 3.614%,
                                    09/25/2033 (a)(b)
                    5,762,472       Structured Asset Investment                              5,763,394
                                    Loan Trust, Series 2004-5
                                    Class A2, 3.494%, 05/25/2034 (a)(b)
                    4,704,433       Morgan Stanley ABS Capital I,                            4,705,892
                                    Series 2004-HE4 Class A3,
                                    3.514%, 05/25/2034 (a)(b)
                    2,765,171       Equity One ABS Inc., Series                              2,765,171
                                    2004-3 Class AF1, 3.474%,
                                    07/25/2034 (a)(b)

                    7,606,539       Morgan Stanley ABS Capital I,                            7,606,539
                                    Series 2005-WMC1 Class A2A,
                                    3.414%, 01/25/2035 (a)(b)
                   10,327,306       Residential Asset Mortgage                              10,320,904
                                    Products, Inc., Series
                                    2005-RS1 Class AII1, 3.424%,
                                    01/25/2035 (a)(b)
                    9,213,198       Structured Asset Investment                              9,207,485
                                    Loan Trust, Series 2005-1
                                    Class A3, 3.434%, 02/25/2035 (a)(b)(d)
                    1,214,285       Merrill Lynch Mortgage                                   1,214,855
                                    Investors, Inc., Series
                                    2004-SL1 Class A, 3.574%,
                                    04/25/2035 (a)(b)
Total Asset-Backed Securities                                                           --------------
(Cost $202,613,100)                                                                        203,036,053
                                                                                        --------------

COMMERCIAL MORTGAGE-BACKED SECURITIES: 8.41%
                    8,440,000       LB-UBS Commercial Mortgage                               8,339,648
                                    Trust, Series 2004-C7 Class
                                    A2, 3.992%, 10/15/2029 (a)
                    9,380,000       LB-UBS Commercial Mortgage                               9,342,668
                                    Trust, Series 2004-C8 Class
                                    A2, 4.201%, 12/15/2029 (a)
                    8,940,000       LB-UBS Commercial Mortgage                               9,065,965
                                    Trust, Series 2005-C1 Class
                                    A4, 4.742%, 02/15/2030 (a)
                           84       Commercial Mortgage Asset                                       91
                                    Trust, Series 1999-C1 Class
                                    A3, 6.64%, 01/17/2032 (a)
                    9,240,000       Greenwich Capital Commercial                             9,008,446
                                    Funding Corp., Series 2003-C1
                                    Class A4, 4.111%, 07/05/2035 (a)
                      300,000       Greenwich Capital Commercial                               302,334
                                    Funding Corp., Series 2003-C2
                                    Class A3, 4.533%, 01/05/2036 (a)
                    7,790,000       CS First Boston Mortgage                                 7,697,689
                                    Securities Corp., Series
                                    2003-CK2 Class A2, 3.861%,
                                    03/15/2036 (a)
                   10,070,000       CS First Boston Mortgage                                10,003,538
                                    Securities Corp., Series
                                    2004-C5 Class A2, 4.183%,
                                    11/15/2037 (a)
                    9,775,000       J P Morgan Chase Commercial                              9,717,816
                                    Mortgage Securities, Series
                                    2004-C1 Class A2, 4.302%,
                                    01/15/2038 (a)
                   10,900,000       CS First Boston Mortgage                                11,253,814
                                    Securities Corp., Series
                                    2005-C1 Class A4, 5.014%,
                                    02/15/2038 (a)
                   13,780,000       Banc of America Commercial                              14,619,753
                                    Mortgage, Inc., Series 2004-3
                                    Class A5, 5.305%, 06/10/2039 (a)
                    9,640,000       GE Capital Commercial Mortgage                          10,039,096
                                    Corp., Series 2004-C3 Class
                                    A4, 5.189%, 07/10/2039 (a)
                    7,390,000       Merrill Lynch Mortgage Trust,                            7,334,427
                                    Series 2004-KEY Class A2,
                                    4.166%, 08/12/2039 (a)
                    8,705,000       Banc of America Commercial                               8,590,442
                                    Mortgage, Inc., Series 2004-1
                                    Class A2, 4.037%, 11/10/2039 (a)
                   13,025,000       Banc of America Commercial                              13,182,342
                                    Mortgage Inc., Series 2004-1
                                    Class A4, 4.76%, 11/10/2039 (a)

                   13,195,000       Morgan Stanley Capital I,                               13,415,752
                                    Series 2005-T17 Class A5,
                                    4.78%, 12/13/2041 (a)
                   16,915,000       Morgan Stanley Capital I,                               17,673,638
                                    Series 2005-HQ5 Class A4,
                                    5.168%, 01/14/2042 (a)
                   12,665,000       Bear Stearns Commercial                                 13,009,741
                                    Mortgage Securities Inc.,
                                    Series 2005-T18 Class A4,
                                    4.933%, 02/13/2042 (a)
                    8,850,000       Banc of America Commercial                               8,803,007
                                    Mortgage, Inc., Series 2004-4
                                    Class A3, 4.128%, 07/10/2042 (a)
                   13,565,000       Greenwich Capital Commercial                            13,564,186
                                    Funding Corp., Series 2005-GG3
                                    Class A2, 4.305%, 08/10/2042 (a)
                   16,215,000       Merrill Lynch Mortgage Trust,                           16,497,627
                                    Series 2005-MKB2 Class A2,
                                    4.806%, 09/12/2042 (a)
                   13,655,000       Banc of America Commercial                              13,952,542
                                    Mortgage, Inc., Series 2005-1
                                    Class A3, 4.877%, 11/10/2042 (a)
                   11,835,000       Banc of America Commercial                              11,756,416
                                    Mortgage, Inc., Series 2004-6
                                    Class A2, 4.161%, 12/10/2042 (a)
                    9,275,000       Morgan Stanley Capital I,                                9,117,325
                                    Series 2004-T13 Class A2,
                                    3.94%, 09/13/2045 (a)
                   13,500,000       J P Morgan Chase Commercial                             13,644,585
                                    Mortgage Securities, Series
                                    2005-LDP1 Class A2, 4.625%,
                                    03/15/2046 (a)
                   13,750,000       J P Morgan Chase Commercial                             14,210,900
                                    Mortgage Securities, Series
                                    2005-LDP1 Class A4, 5.038%,
                                    03/15/2046 (a)
Total Commercial Mortgage-Backed Securities                                             --------------
(Cost $270,161,235)                                                                        274,143,788
                                                                                        --------------

SOVEREIGN DEBT:                 5.86%
                   79,105,000       Canada Housing Trust,                   CAD             64,961,398
                                    3.55%, 09/15/2010 (a)
                  177,115,000       United Mexican States,                  U.S.        $   15,153,317
                                    8.00%, 12/19/2013 (a)
                6,450,000,000       Japan (Govt Of) Series 265,             JPY             60,192,207
                                    1.50%, 12/20/2014 (a)
                   14,390,000       Russian Federation,                     U.S.        $   16,044,850
                                    5.00%, 03/31/2030 (a)
                   16,520,000       United Mexican States,                                  18,956,700
                                    7.50%, 04/08/2033 (a)
                   13,035,000       Brazil (Republic of),                                   15,642,000
                                    11.00%, 08/17/2040,
                                    Callable 08/17/2015 @ 100.00 (a)
Total Sovereign Debt                                                                    --------------
(Cost $188,052,354)                                                                        190,950,472
                                                                                        --------------

SHORT-TERM INVESTMENTS:                   34.03%
Commercial Paper: 16.15%
                   27,100,000       Rabobank Financial Corp.,                               27,100,000
                                    3.36%, 07/01/2005
                   50,000,000       Merrill Lynch & Company Inc.,                           49,943,847
                                    3.11%, 07/14/2005
                   50,000,000       A.I.G. Funding, Inc.,                                   49,943,486
                                    3.13%, 07/14/2005
                   50,000,000       Barclays Bank,                                          49,943,486
                                    3.13%, 07/14/2005
                   50,000,000       Fortis Funding,                                         49,943,306
                                    3.14%, 07/14/2005
                   50,000,000       Prudential Funding LLC,                                 49,943,306
                                    3.14%, 07/14/2005

                   50,000,000       State Street Corp.,                                     49,943,305
                                    3.14%, 07/14/2005
                   50,000,000       Citigroup Inc.,                                         49,943,125
                                    3.15%, 07/14/2005
                   50,000,000       Credit Suisse Corp.                                     49,943,125
                                    3.15%, 07/14/2005
                   50,000,000       Deutsche Bank                                           49,943,125
                                    3.15%, 07/14/2005
                   50,000,000       Morgan Stanley                                          49,943,125
                                    3.15%, 07/14/2005
Total Commercial Paper                                                                  --------------
(Cost $526,533,236)                                                                        526,533,236
                                                                                        --------------
U.S. Government Sponsored Agency Obligations: 17.82%
                   28,500,000       Federal Home Loan Mortgage                              28,500,000
                                    Corp.,
                                    0.00%, 07/01/2005
                  124,100,000       Federal Home Loan Mortgage                             123,966,903
                                    Corp.,
                                    0.00%, 07/14/2005
                  403,370,000       Federal Home Loan Mortgage                             401,973,443
                                    Corp.,
                                    0.00%, 08/11/2005 (a)
                   26,570,000       Federal Home Loan Mortgage                              26,427,282
                                    Corp.,
                                    0.00%, 08/31/2005
Total U.S. Government Sponsored Agency Obligations                                      --------------
(Cost $580,867,629)                                                                        580,867,628
                                                                                        --------------
Repurchase Agreement: 0.06%
                    2,000,000       State Street Bank & Trust Co.,                           2,000,000
                                    2.75%, dated 6/30/05, due
                                    7/01/05 in the amount of
                                    $2,000,153 (collateralized by
                                    $2,035,000 Federal National
                                    Mortgage Association 2.875%,
                                    due 10/15/05, value
                                    $2,043,055)
Total Repurchase Agreement
(Cost $2,000,000)                                                                            2,000,000
Total Short-Term Investments
                                                                                        --------------
(Cost $1,109,400,865)                                                                    1,109,400,864
                                                                                        --------------
INVESTMENT SUMMARY
Total Investments (Cost
$4,160,207,532) (e)                                    128.67%                          $4,195,038,412
Cash and Other Assets, Less
Liabilities                                            (28.67)                            (934,706,173)
                                                       ------                           --------------
Net Assets(Equivalent to
$13.44 per share based on
242,625,752 shares of capital
stock outstanding)                                     100.00%                          $3,260,332,239
                                                       ======                           ==============

CREDIT DEFAULT SWAP CONTRACTS
----------------------------------------------------------------------------------------------------------------
                                                                                                 Unrealized
Swap Counterparty &                  Notional             Interest            Termination       Appreciation/
Referenced Obligation                 Amount                Rate                  Date          Depreciation
----------------------------------------------------------------------------------------------------------------
Buys:
JP Morgan Chase
Dow Jones High Volume
4.00%, 06/20/2010                   87,500,000              0.90%              06/20/2010       $ (1,323,853)

JP Morgan Chase
Dow Jones High Volume
4.00%, 06/20/2010                   33,000,000              0.90%              06/20/2010             65,901

FORWARD EXCHANGE CURRENCY CONTRACTS
------------------------------------------------------------------------------------------------------------------------
                                                 Contract                                                    Unrealized
                                                  Amount           U.S. $ Value on            U.S. $         Appreciation/
                                                   (000)            Original Date         Current Value      Depreciation
------------------------------------------------------------------------------------------------------------------------
Sale Contracts:
Canadian Dollar      Settling 08/19/2005           78,985           $ 64,181,335          $ 64,542,110       $ (360,775)

Japanese Yen         Settling 08/23/2005        6,785,767             62,376,065            61,498,531          877,534

Mexican Peso         Settling 08/23/2005          162,037             14,830,521            14,929,475          (98,954)
                                                                                                              ---------
                                                                                                               $417,805
                                                                                                              ---------

(a) Positions, or portion thereof, with an aggregate market value of $2,559,129,382 have been segregated to collateralize open forward exchange currency contracts.
(b)  Variable rate coupon, rate shown as of June 30, 2005.
(c)  When-issued security.
(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2005, the aggregate market value of these securities amounted to $125,806,979 or 3.86% of net assets.
(e) At June 30, 2005, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $44,561,516 and gross unrealized depreciation of investments was $9,730,636, resulting in net unrealized appreciation of $34,830,880 (excluding swap transactions).

     Explanation of abbreviation:
     TBA-To Be Announced

     Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Sanford C. Bernstein Fund, Inc.
Schedule of Investments
California Municipal Portfolio
June 30, 2005 (Unaudited)

Principal Amount                            Description                                         Market Value

PREREFUNDED/ESCROWED: 2.60%
    $  1,000,000                    California State Public Works                              $    1,035,460
                                    Board, Lease Revenue,
                                    Department of Corrections,
                                    Series A, AMBAC,
                                    5.75%, 01/01/2012
                                    Prerefunded 01/01/2006 @ 102
       1,520,000                    Corona, California                                              1,573,413
                                    Certificates of Participation,
                                    8.00%, 03/01/2015
                                    Prerefunded 03/01/2006 @ 100
       1,120,000                    University of California                                        1,166,390
                                    Revenue, Hospital Medical
                                    Center, AMBAC,
                                    5.75%, 07/01/2024
                                    Prerefunded 07/01/2006 @ 101
       5,805,000                    Los Angeles County Public                                       6,222,960
                                    Works Financing Authority,
                                    California, Revenue, Regional
                                    Park, Series A, AMBAC,
                                    5.50%, 10/01/2008
                                    Prerefunded 10/01/2007 @ 101
         920,000                    Northern California Power                                       1,021,577
                                    Agency, Public Power Revenue,
                                    Series A, AMBAC,
                                    5.80%, 07/01/2009
                                    Escrowed to Maturity
       1,960,000                    California Infrastructure &                                     2,207,333
                                    Economic Developement Bank
                                    Revenue,
                                    5.50%, 06/01/2022
                                    Prerefunded 06/01/2010 @ 101
       1,295,000                    Los Angeles Unified School                                      1,457,082
                                    District, California,
                                    Series D, FGIC,
                                    5.625%, 07/01/2015
                                    Prerefunded 07/01/2010 @ 100
       1,000,000                    Kern High School District,                                      1,219,110
                                    California,
                                    7.10%, 08/01/2011
                                    Escrowed to Maturity
       6,290,000                    New Jersey State                                                7,240,230
                                    Transportation Trust Fund
                                    Authority, Transportation
                                    Systems, Series C,
                                    5.50%, 06/15/2021
                                    Prerefunded 06/15/2013 @ 100
         330,000                    San Jose Redevelopment Agency,                                    401,376
                                    California, Tax Allocation,
                                    Merged Area Redevelopment,
                                    MBIA,
                                    6.00%, 08/01/2015
                                    Escrowed to Maturity
       1,000,000                    Pittsburg Redevelopment                                         1,495,400
                                    Agency, California,
                                    Residential Mortgage Revenue,
                                    9.60%, 06/01/2016
                                    Escrowed to Maturity
       1,615,000                    Metropolitan Water District of                                  1,924,208
                                    Southern California,
                                    Waterworks Revenue, Series A,
                                    5.75%, 07/01/2021
                                    Escrowed to Maturity
Total Prerefunded/Escrowed                                                                     --------------
(Cost $25,869,553)                                                                                 26,964,539
                                                                                               --------------

INSURED: 56.64%
       1,690,000                    Los Angeles, California,                                        1,726,301
                                    Certificates of Participation,
                                    Equipment Acquisition Program,
                                    Series AX, MBIA,
                                    5.50%, 04/01/2006
       1,535,000                    Long Beach, California, Harbor                                  1,522,643
                                    Revenue, Series A, FGIC,
                                    2.50%, 05/15/2006
       3,015,000                    Puerto Rico Electric Power                                      3,127,821
                                    Authority, Power Revenue,
                                    Refunding, Series Y, MBIA,
                                    6.50%, 07/01/2006
       1,000,000                    Virgin Islands Public Finance                                   1,026,700
                                    Authority Revenue, Federal
                                    Highway Reimbursement Loan
                                    Note, FSA,
                                    5.00%, 09/01/2006
       2,030,000                    Los Angeles, California,                                        2,089,804
                                    Certificates of Participation,
                                    Equipment & Real Estate
                                    Property Program, Series AU,
                                    MBIA,
                                    5.00%, 10/01/2006
         545,000                    San Jose, California, Airport                                     562,702
                                    Revenue, FGIC,
                                    5.875%, 03/01/2007
       7,320,000                    Industry Urban Development                                      7,633,955
                                    Agency, California, MBIA,
                                    5.00%, 05/01/2007(a)
       1,130,000                    Long Beach, California, Harbor                                  1,128,960
                                    Revenue, Series A, FGIC,
                                    3.00%, 05/15/2007
      13,075,000                    Association of Bay Area                                        13,672,789
                                    Governments, California, Bay
                                    Area Rapid Transit, Series A,
                                    AMBAC,
                                    5.00%, 06/15/2007
       3,960,000                    San Francisco City & County,                                    4,196,966
                                    California, Refunding,
                                    Series 1, FGIC,
                                    5.75%, 06/15/2007
       8,590,000                    Los Angeles Convention &                                        8,750,977
                                    Exhibition Center Authority,
                                    California Lease Revenue,
                                    Series A, AMBAC,
                                    3.50%, 08/15/2007
       8,800,000                    Southern California Public                                      9,263,936
                                    Power Authority, Power Project
                                    Revenue, Refunding, San Juan,
                                    Unit 3, Series A, FSA,
                                    5.00%, 01/01/2008
       3,050,000                    San Jose, California, Airport                                   3,185,268
                                    Revenue, Refunding, Series B,
                                    FSA, AMT,
                                    5.00%, 03/01/2008
       2,360,000                    San Diego County Regional                                       2,515,028
                                    Transportation Authority,
                                    California, Sales Tax Revenue,
                                    Series A, FGIC,
                                    5.25%, 04/01/2008
       6,940,000                    Los Angeles Unified School                                      7,386,728
                                    District, California, Series
                                    A, MBIA,
                                    5.00%, 07/01/2008
       2,500,000                    Puerto Rico Public Building                                     2,700,675
                                    Authority, Revenue Guaranteed,
                                    Series L, FSA,
                                    5.60%, 07/01/2008

       1,000,000                    Riverside, California, Sewer                                    1,121,430
                                    Revenue, FGIC,
                                    7.00%, 08/01/2008
       1,510,000                    Castaic Lake Water Agency,                                      1,704,382
                                    California, Certificates of
                                    Participation, Water System
                                    Improvement Project, Series A,
                                    MBIA,
                                    7.25%, 08/01/2008
       9,300,000                    Los Angeles, California                                         9,916,497
                                    Certificates of Participation,
                                    Equipment & Real Estate
                                    Property Program, Series AU,
                                    MBIA,
                                    5.00%, 10/01/2008
       1,170,000                    Sacramento Area Flood Control                                   1,247,559
                                    Agency, California, Capital
                                    Assessment District No.
                                    2-North Area, AMBAC,
                                    5.00%, 10/01/2008(b)
       3,195,000                    Los Angeles County Public                                       3,411,334
                                    Works Financing Authority,
                                    California, Revenue, Regional
                                    Park, Series A, AMBAC,
                                    5.50%, 10/01/2008
       4,970,000                    Orange County Local                                             5,450,500
                                    Transportation Authority,
                                    California, Sales Tax Revenue,
                                    Refunding Measure M-2ND Senior
                                    Series A, AMBAC,
                                    5.70%, 02/15/2009
       4,730,000                    University of California                                        5,079,216
                                    Revenue, Series A, AMBAC,
                                    5.00%, 05/15/2009
       1,000,000                    Redding Joint Powers Financing                                  1,122,350
                                    Authority, California,
                                    Electric System Revenue,
                                    Series A, MBIA,
                                    6.25%, 06/01/2009
       4,960,000                    Northern California Power                                       5,495,779
                                    Agency, Geothermal Project
                                    No.3, Series A, AMBAC,
                                    5.80%, 07/01/2009
       1,100,000                    South Orange County Public                                      1,310,584
                                    Finance Authority, California,
                                    Special Tax Revenue, Foothill
                                    Area, Series C, FGIC,
                                    8.00%, 08/15/2009
       1,000,000                    Sacramento Area Flood Control                                   1,080,610
                                    Agency, California, Capital
                                    Assessment District No.
                                    2-North Area, AMBAC,
                                    5.00%, 10/01/2009(b)
       7,985,000                    Los Angeles County Public                                       8,652,546
                                    Works Financing Authority,
                                    California, Lease Revenue,
                                    Master Refunding Project,
                                    Series A, MBIA,
                                    5.00%, 12/01/2009
       5,130,000                    California State, Refunding,                                    5,612,477
                                    FSA,
                                    5.25%, 02/01/2010
       2,000,000                    University of California                                        2,176,680
                                    Revenue, Series F, FSA,
                                    5.00%, 05/15/2010(b)
         600,000                    Los Angeles Department of                                         620,838
                                    Airports, California, Airport
                                    Revenue, FGIC, AMT,
                                    5.80%, 05/15/2010

       5,845,000                    Los Angeles, California,                                        6,365,790
                                    Wastewater System Revenue,
                                    Refunding Subordinated
                                    Series B, MBIA,
                                    5.00%, 06/01/2010
      11,395,000                    California Economic Recovery                                   12,454,165
                                    Bonds, Series A, MBIA,
                                    5.00%, 07/01/2010(c)
       2,170,000                    Los Angeles County                                              2,371,702
                                    Metropolitan Transportation
                                    Authority, California, Sales
                                    Tax, Revenue, Refunding,
                                    Proposition C, Second Senior,
                                    Series A, MBIA,
                                    5.00%, 07/01/2010
       2,000,000                    Puerto Rico Commonwealth,                                       2,199,180
                                    FGIC,
                                    5.25%, 07/01/2010
       2,500,000                    Puerto Rico Highway &                                           2,777,650
                                    Transportation Authority,
                                    Transportation Revenue,
                                    Series A, AMBAC,
                                    5.50%, 07/01/2010
      11,295,000                    California Economic Recovery                                   12,505,485
                                    Bonds, Series A, FGIC,
                                    5.25%, 01/01/2011
       1,635,000                    Pomona Public Financing                                         1,791,878
                                    Authority, California,
                                    Revenue, Merged Redevelopment
                                    Project, Series AH, AMBAC,
                                    5.00%, 02/01/2011
       1,000,000                    Kern High School District,                                      1,160,710
                                    California, Series A, MBIA,
                                    6.30%, 02/01/2011
       2,200,000                    Los Angeles Unified School                                      2,425,500
                                    District, California,
                                    Series A, MBIA,
                                    5.00%, 07/01/2011
       3,475,000                    Los Angeles County Public                                       3,832,334
                                    Works Financing Authority,
                                    California, Lease Revenue,
                                    Master Refunding Project,
                                    Series A, MBIA,
                                    5.00%, 12/01/2011
      11,790,000                    New Jersey Transportation                                      13,078,057
                                    Trust Fund Authority,
                                    Transportation System,
                                    Series B, FGIC,
                                    5.25%, 12/15/2011
       9,400,000                    California Department of                                       10,365,850
                                    Transportation, Revenue,
                                    Federal Highway Grant
                                    Anticipation Bonds, Series A,
                                    FGIC,
                                    5.00%, 02/01/2012
       2,190,000                    California Statewide                                            2,351,907
                                    Comunities Development
                                    Authority Revenue, Redlands
                                    Community Hospital, Series A,
                                    RADIAN,
                                    5.00%, 04/01/2012
       2,145,000                    San Francisco City & County                                     2,226,317
                                    Airport Commission,
                                    California, International
                                    Airport Revenue, Second Series
                                    10A, MBIA, AMT,
                                    5.45%, 05/01/2012
       2,630,000                    University of California,                                       2,902,310
                                    Revenue, Series B, AMBAC,
                                    5.00%, 05/15/2012

       1,320,000                    San Francisco City & County,                                    1,462,494
                                    California, Laguna Honda
                                    Hospital 1999, Series A, AMBAC,
                                    5.00%, 06/15/2012
       5,930,000                    MSR Public Power Agency,                                        6,262,258
                                    California, San Juan Project,
                                    Refunding, Series G, MBIA,
                                    5.30%, 07/01/2012
       1,075,000                    Rancho Water District                                           1,207,236
                                    Financing Authority,
                                    California, Revenue, Series A,
                                    FSA,
                                    5.50%, 08/01/2012
       6,750,000                    California Department of                                        7,484,265
                                    Transportation, Revenue,
                                    Federal Highway Grant
                                    Anticipation Bonds, Series A,
                                    FGIC,
                                    5.00%, 02/01/2013
       1,295,000                    California Statewide                                            1,401,125
                                    Comunities Development
                                    Authority Revenue, Redlands
                                    Community Hospital, Series A,
                                    RADIAN,
                                    5.00%, 04/01/2013
       2,670,000                    Northern Mariana Islands,                                       2,884,508
                                    Commonwealth of, Series A,
                                    ACA,
                                    6.00%, 06/01/2014
       1,195,000                    Culver City Redevelopment                                       1,383,595
                                    Finance Authority, California,
                                    Tax Allocation, AMBAC,
                                    5.50%, 11/01/2014
       2,000,000                    San Diego County, California,                                   2,218,080
                                    Certificates of Participation,
                                    Edgemoor Project & Regional
                                    System, AMBAC,
                                    5.00%, 02/01/2015
       1,000,000                    Santa Clara Redevelopment                                       1,008,060
                                    Agency, California, Tax
                                    Allocation, Bayshore North
                                    Project, MBIA,
                                    5.00%, 06/01/2015
       8,785,000                    Los Angeles Unified School                                     10,088,343
                                    District, California, Election
                                    of 1997, Series E, MBIA,
                                    5.50%, 07/01/2015
         670,000                    San Jose Redevelopment Agency,                                    805,420
                                    California Tax Allocation,
                                    Merged Area Redevelopment
                                    Project, Unrefunded Balance
                                    MBIA,
                                    6.00%, 08/01/2015
       2,380,000                    Antioch Public Finance                                          2,657,222
                                    Authority, California, Lease
                                    Revenue, Municipal Facilities
                                    Project, Series B, MBIA,
                                    5.50%, 01/01/2016
       1,430,000                    San Mateo County                                                1,670,354
                                    Transportation District,
                                    California, Series A, MBIA,
                                    5.50%, 06/01/2016
       5,225,000                    California State Public Works                                   5,821,747
                                    Board, Lease Revenue,
                                    Department of Health Services,
                                    Series A, MBIA,
                                    5.75%, 11/01/2016
       2,685,000                    Northern California Power                                       2,838,904
                                    Agency, Public Power Revenue,
                                    Hydroelectric Project No. 1,
                                    Series A, MBIA,
                                    5.00%, 07/01/2017

       1,000,000                    California Special Districts                                    1,174,990
                                    Association Finance Corp.,
                                    Certificates of Participation,
                                    Series Z, FSA,
                                    5.50%, 08/01/2017
       1,460,000                    Santa Fe Springs Community                                      1,601,255
                                    Development Commission,
                                    California Refunding,
                                    Series A, MBIA,
                                    5.375%, 09/01/2017
       3,130,000                    Long Beach Bond Finance                                         3,306,000
                                    Authority, California, Lease
                                    Revenue, Civic Center Project,
                                    Series A, MBIA,
                                    5.00%, 10/01/2017
       7,495,000                    San Bernardino County,                                          8,357,374
                                    California, Certificates of
                                    Participation, West Valley
                                    Detention Center, Refunding,
                                    Series A, MBIA,
                                    5.25%, 11/01/2017
       1,210,000                    Culver City Redevelopment                                       1,357,112
                                    Agency, California, Tax
                                    Allocation Redevelopment
                                    Project A, MBIA,
                                    5.50%, 11/01/2017
       6,390,000                    Santa Clara County Financing                                    6,769,119
                                    Authority, California, Lease
                                    Revenue, Series A, AMBAC,
                                    5.00%, 11/15/2017
       5,930,000                    Sacramento City Financing                                       6,716,081
                                    Authority, California, Revenue
                                    Capital Improvement, Series A,
                                    AMBAC,
                                    5.50%, 12/01/2017
       2,420,000                    San Francisco City & County                                     2,514,428
                                    Airport Commission,
                                    California, International
                                    Airport Revenue, Second Series
                                    15A, FSA, AMT,
                                    5.00%, 05/01/2018
       2,000,000                    Los Angeles Department of                                       2,183,020
                                    Water & Power, California,
                                    Power System, Series A, FSA,
                                    5.25%, 07/01/2018
       5,000,000                    Los Angeles Department of                                       5,505,150
                                    Water & Power, California,
                                    Power System, Series A, MBIA,
                                    5.375%, 07/01/2018
       2,000,000                    Los Altos School District,                                      2,152,520
                                    California, Series B, MBIA,
                                    5.00%, 08/01/2018
       2,075,000                    Anaheim Public Financing                                        2,204,937
                                    Authority, California,
                                    Electric System Revenue,
                                    Distribution Facilities, MBIA,
                                    5.00%, 10/01/2018
       1,500,000                    Imperial Irrigation District,                                   1,591,530
                                    California, Electric System
                                    Revenue, MBIA,
                                    5.00%, 11/01/2018
       1,000,000                    Culver City Redevelopment                                       1,124,400
                                    Agency, California, Tax
                                    Allocation Redevelopment
                                    Project A, MBIA,
                                    5.50%, 11/01/2018

       5,000,000                    California Department of Water                                  5,548,350
                                    Resources, Water System,
                                    Series Y, FGIC,
                                    5.25%, 12/01/2018
       1,440,000                    Sacramento City Financing                                       1,643,918
                                    Authority, California,
                                    Revenue, City Hall &
                                    Redevelopment Projects,
                                    Series A, FSA,
                                    5.375%, 12/01/2018
       3,830,000                    Los Angeles, California,                                        4,158,308
                                    Sanitation Equipment Charge
                                    Revenue, Series A, FSA,
                                    5.25%, 02/01/2019
       5,035,000                    Anaheim Union High School                                       5,733,103
                                    District, California,
                                    Series A, FSA,
                                    5.375%, 08/01/2019
       1,000,000                    Antelope Valley Union High                                      1,125,000
                                    School District, California,
                                    Series A, MBIA,
                                    5.375%, 08/01/2019
       1,185,000                    Tahoe-Truckee Unified School                                    1,402,933
                                    District No.1, California,
                                    MBIA,
                                    5.50%, 08/01/2019
       1,000,000                    Long Beach Bond Finance                                         1,102,580
                                    Authority, California, Lease
                                    Revenue, Public Safety
                                    Facilities Projects, AMBAC,
                                    5.25%, 11/01/2019
       2,815,000                    Los Angeles County,                                             3,201,753
                                    California, Certificates of
                                    Participation, Antelope Valley
                                    Courthouse, Series A, AMBAC,
                                    5.75%, 11/01/2019
       2,630,000                    California State Public Works                                   2,864,596
                                    Board, Lease Revenue,
                                    Department of Corrections,
                                    State Prison, Series A, AMBAC,
                                    5.00%, 12/01/2019
       5,000,000                    California Department of Water                                  5,530,300
                                    Resources, Water System,
                                    Series Y, FGIC,
                                    5.25%, 12/01/2019
       4,525,000                    Los Angeles, California,                                        4,901,028
                                    Sanitation Equipment Charge
                                    Revenue, Series A, FSA,
                                    5.25%, 02/01/2020
       1,000,000                    University of California                                        1,093,500
                                    Revenue, Series A, AMBAC,
                                    5.125%, 05/15/2020
       5,530,000                    Los Angeles Unified School                                      6,057,894
                                    District, California,
                                    Series A-1, FGIC,
                                    5.00%, 07/01/2020(b)
      11,000,000                    Los Angeles Unified School                                     12,050,060
                                    District, California,
                                    Series A-2, MBIA,
                                    5.00%, 07/01/2020(b)
       2,050,000                    Pasadena Unified School                                         2,237,329
                                    District, California,
                                    Series B, FGIC,
                                    5.00%, 07/01/2020
       1,440,000                    Los Angeles Unified School                                      1,591,013
                                    District, California,
                                    Series A, FSA,
                                    5.25%, 07/01/2020
       6,295,000                    Los Angeles Department of                                       6,895,417
                                    Water & Power, California,
                                    Power System, Series A, MBIA,
                                    5.375%, 07/01/2020

       3,475,000                    Ventura County Community                                        3,748,969
                                    College District, California,
                                    Series A, MBIA,
                                    5.00%, 08/01/2020
       1,900,000                    Gilroy Unified School                                           2,100,982
                                    District, California, FGIC,
                                    5.25%, 08/01/2020
       1,000,000                    San Ramon Valley Unified                                        1,108,720
                                    School District, California,
                                    Election 2002, FSA,
                                    5.25%, 08/01/2020
       6,340,000                    University of California,                                       6,665,813
                                    Multipurpose Projects,
                                    Revenue, Series E, MBIA,
                                    5.125%, 09/01/2020
       1,000,000                    Fontana Public Financing                                        1,098,900
                                    Authority, California, Tax
                                    Allocation Revenue, North
                                    Fontana Redevelopment Project,
                                    Series A, FSA,
                                    5.25%, 09/01/2020
       1,000,000                    San Mateo County Community                                      1,113,010
                                    College District, California,
                                    2001 Election, Series A, FGIC,
                                    5.375%, 09/01/2020
       2,075,000                    Walnut Public Financing                                         2,306,570
                                    Authority, California, Tax
                                    Allocation Revenue, AMBAC,
                                    5.375%, 09/01/2020
       2,210,000                    Salinas Union High School                                       2,447,840
                                    District, California,
                                    Series A, FGIC,
                                    5.25%, 10/01/2020
       9,750,000                    Los Angeles Unified School                                     10,486,807
                                    District, California, Election
                                    1997, Series F, FGIC,
                                    5.00%, 07/01/2021
       2,700,000                    Los Angeles Unified School                                      2,925,450
                                    District, California,
                                    Refunding, Series A-1, FGIC,
                                    5.00%, 07/01/2021
       1,100,000                    Mammoth Unified School                                            549,164
                                    District, California, Capital
                                    Appreciation, MBIA,
                                    0.00%, 08/01/2021
       1,920,000                    San Ramon Valley Unified                                        2,081,510
                                    School District, California,
                                    Election 2002, FSA,
                                    5.00%, 08/01/2021
       2,200,000                    San Diego Unified Port                                          2,377,628
                                    District, California, Revenue,
                                    Series B, MBIA,
                                    5.00%, 09/01/2021
       2,420,000                    Salinas Union High School                                       2,667,808
                                    District, California,
                                    Series A, FGIC,
                                    5.25%, 10/01/2021
       1,800,000                    San Francisco City & County                                     1,916,082
                                    Public Utilities Commission,
                                    California Waterworks Revenue,
                                    Series A, FSA,
                                    5.00%, 11/01/2021
       1,050,000                    Long Beach Bond Finance                                         1,147,136
                                    Authority, California, Lease
                                    Revenue, Public Safety
                                    Facilities Projects, AMBAC,
                                    5.25%, 11/01/2021

      26,950,000                    California State Department of                                 29,286,026
                                    Water Resources, Water Systems
                                    Revenue, Central Valley
                                    Project, Series AC, MBIA,
                                    5.00%, 12/01/2021
       4,340,000                    Sacramento County Sanitation                                    4,716,191
                                    District Financing Authority,
                                    California, Revenue,
                                    Sacramento Regional County
                                    Sanitation, Series A, AMBAC,
                                    5.00%, 12/01/2021
       1,100,000                    Sacramento County Sanitation                                    1,304,358
                                    District Financing Authority,
                                    California, Revenue, FSA,
                                    5.50%, 12/01/2021
       4,000,000                    Los Angeles Unified School                                      4,318,240
                                    District, California,
                                    Refunding, Series A-1, FGIC,
                                    5.00%, 07/01/2022
       4,835,000                    Los Angeles Unified School                                      5,183,217
                                    District, California,
                                    Series A, FSA,
                                    5.00%, 07/01/2022
       1,000,000                    Mammoth Unified School                                            473,350
                                    District, California, Capital
                                    Appreciation, MBIA,
                                    0.00%, 08/01/2022
       1,170,000                    Riverside Community College                                     1,272,235
                                    District, California, FSA,
                                    5.00%, 08/01/2022
       3,050,000                    California State University                                     3,217,903
                                    Headquarters Building
                                    Authority, Lease Revenue,
                                    Series B, MBIA,
                                    5.25%, 09/01/2022
       1,715,000                    Long Beach Bond Finance                                         1,873,655
                                    Authority, California, Lease
                                    Revenue, Public Safety
                                    Facilities Projects, AMBAC,
                                    5.25%, 11/01/2022
       2,780,000                    California Department of Water                                  3,009,572
                                    Resources, Water Systems
                                    Revenue, Central Valley
                                    Project, Series AC, MBIA,
                                    5.00%, 12/01/2022
       1,560,000                    California Department of Water                                  1,697,592
                                    Resources, Water Revenue,
                                    Series W, FSA,
                                    5.25%, 12/01/2022
       1,315,000                    San Diego Community College                                     1,403,394
                                    District, California, Election
                                    2002, Series A, FSA,
                                    5.00%, 05/01/2023
       4,295,000                    California Pollution Control                                    4,342,288
                                    Financing Authority, Pollution
                                    Control Revenue, Refunding,
                                    Pacific Gas & Electric,
                                    Series C, FGIC, AMT,
                                    3.50%, 12/01/2023
       3,450,000                    San Francisco City & County                                     3,629,366
                                    Airport Commission,
                                    California, International
                                    Airport Revenue, Second Series
                                    16B, FSA,
                                    5.00%, 05/01/2024
       2,320,000                    Azusa Unified School District,                                  2,458,736
                                    California, FSA,
                                    5.00%, 07/01/2024
       1,280,000                    California State, MBIA,                                         1,337,574
                                    5.00%, 08/01/2024
       1,230,000                    Gateway Unified School                                          1,313,210
                                    District, California, MBIA,
                                    5.00%, 08/01/2024

       4,545,000                    Sacramento County Sanitation                                    4,914,645
                                    District Financing Authority,
                                    California, Revenue, County
                                    Sanitation District 1, MBIA,
                                    5.00%, 08/01/2024
       1,425,000                    San Ramon Valley Unified                                        1,531,333
                                    School District, California,
                                    Election 2002, FSA,
                                    5.00%, 08/01/2024
       1,515,000                    California State University                                     1,614,732
                                    Revenue, Systemwide, Series A,
                                    FGIC,
                                    5.00%, 11/01/2024
       1,440,000                    Chaffey Community College                                       1,554,293
                                    District, California, Election
                                    of 2002, Series B, MBIA,
                                    5.00%, 06/01/2025
       2,000,000                    San Diego Unified School                                        2,246,960
                                    District, California, Capital
                                    Appreciation, Election 1998
                                    Series D, FGIC,
                                    5.25%, 07/01/2025
       2,075,000                    Grossmont-Cuyamaca Community                                    2,241,975
                                    College District, California,
                                    Election of 2002,Series B,
                                    FGIC
                                    5.00%, 08/01/2025
       2,275,000                    Rancho Santiago Community                                       2,459,230
                                    College District, California,
                                    FSA,
                                    5.00%, 09/01/2025
       9,995,000                    Los Angeles Community College                                  11,032,281
                                    District, California,
                                    Series A, MBIA,
                                    5.00%, 06/01/2026
      30,120,000                    Puerto Rico Highway &                                          32,557,009
                                    Transportation Authority,
                                    Highway Revenue, Refunding,
                                    Series AA, FSA,
                                    5.00%, 07/01/2026
       1,055,000                    Grossmont-Cuyamaca Community                                    1,124,124
                                    College District, California,
                                    Election of 2002, Series A,
                                    MBIA,
                                    5.00%, 08/01/2027
       2,160,000                    San Jose Evergreen Community                                    2,321,870
                                    College District, California,
                                    Election of 2004, Series A,
                                    MBIA,
                                    5.00%, 09/01/2027
          85,000                    California Housing Finance                                         85,015
                                    Agency, Home Mortgage Revenue,
                                    Series I, MBIA, AMT,
                                    4.95%, 08/01/2028
       2,905,000                    Fullerton Redevelopment                                         2,999,442
                                    Agency, California
                                    Certificates of Participation,
                                    Southern California Optometry,
                                    RADIAN,
                                    5.00%, 04/01/2034
      26,125,000                    New Jersey State Turnpike                                      26,114,027
                                    Authority, Revenue, Series A,
                                    AMBAC,
                                    3.15%, 01/01/2035
       5,000,000                    Santa Clara Valley                                              5,076,650
                                    Transportation Authority,
                                    California, Sales Tax Revenue,
                                    Measure A, AMBAC,
                                    4.00%, 04/01/2036

       2,445,000                    San Jose Financing Authority,                                   2,494,756
                                    California, Lease Revenue,
                                    Civic Center Project,
                                    Series C, AMBAC,
                                    5.00%, 06/01/2039
       4,620,000                    San Jose Financing Authority,                                   4,717,343
                                    California, Lease Revenue,
                                    Civic Center Project,
                                    Series D, AMBAC,
                                    5.00%, 06/01/2039
                                                                                               --------------
Total Insured (Cost $568,248,528)                                                                 586,856,460
                                                                                               --------------
TAX SUPPORTED: 20.42%
State General Obligations: 6.55%
       3,055,000                    California State,                                               3,071,558
                                    6.20%, 09/01/2005
         785,000                    California State,                                                 805,434
                                    4.00%, 02/01/2008
       1,200,000                    California State,                                               1,262,592
                                    5.00%, 03/01/2008
       2,245,000                    California State,                                               2,362,099
                                    5.00%, 03/01/2008
       2,400,000                    California State,                                               2,536,536
                                    5.00%, 06/01/2008
       2,985,000                    California State,                                               3,076,072
                                    4.00%, 02/01/2009
       5,400,000                    California State,                                               5,745,924
                                    5.00%, 02/01/2009
       5,905,000                    California State,                                               6,350,769
                                    5.00%, 02/01/2010
       3,400,000                    California State,                                               3,673,972
                                    5.00%, 06/01/2010
       2,420,000                    California State,                                               2,713,957
                                    5.75%, 10/01/2010
       2,205,000                    California State,                                               2,404,310
                                    5.00%, 02/01/2012
       4,230,000                    Puerto Rico Commonwealth,                                       4,424,284
                                    Refunding, Public Improvement,
                                    Series C,
                                    5.00%, 07/01/2018
       1,870,000                    California State,                                               2,028,483
                                    5.25%, 09/01/2018
      12,240,000                    California State,                                              13,129,481
                                    5.00%, 02/01/2020
       2,045,000                    California State,                                               2,203,303
                                    5.25%, 09/01/2020
      10,060,000                    California State,                                              11,014,694
                                    5.25%, 10/01/2020
       1,000,000                    California State,                                               1,050,010
                                    5.00%, 10/01/2023

Total State General Obligations                                                                --------------
(Cost $66,358,043)                                                                                 67,853,478
                                                                                               --------------
Local General Obligations: 2.80%
       5,040,000                    New York City, New York,                                        5,429,542
                                    Series G,
                                    5.00%, 08/01/2010
       2,080,000                    New York City, New York,                                        2,240,763
                                    Series H,
                                    5.00%, 08/01/2010
      15,365,000                    New York City, New York,                                       16,649,975
                                    Series G,
                                    5.00%, 08/01/2011
       1,700,000                    New York City, New York,                                        1,842,171
                                    Series H,
                                    5.00%, 08/01/2011

       1,145,000                    Los Gatos-Saratoga Joint Union                                  1,313,155
                                    High School District,
                                    California, Election of 1998,
                                    Series B,
                                    5.75%, 12/01/2019
       1,325,000                    Los Gatos-Saratoga Joint Union                                  1,519,589
                                    High School District,
                                    California, Election of 1998,
                                    Series B,
                                    5.75%, 12/01/2020
Total Local General Obligations                                                                --------------
(Cost $28,844,320)                                                                                 28,995,195
                                                                                               --------------
Tax Lease: 0.53%
         530,000                    Gilroy Unified School                                             535,300
                                    District, California,
                                    Certificates of Participation,
                                    5.85%, 07/01/2008
       2,590,000                    Taft Public Financing                                           2,738,251
                                    Authority, California, Lease
                                    Revenue, Community
                                    Correctional Facility Project
                                    A,
                                    5.95%, 01/01/2011
       2,000,000                    Sacramento Finance Authority,                                   2,265,720
                                    California, Lease Revenue,
                                    Series B,
                                    5.40%, 11/01/2020
                                                                                               --------------
Total Tax Lease (Cost $4,937,376)                                                                   5,539,271
                                                                                               --------------
Special Tax: 10.54%
         200,000                    Chula Vista Community                                             199,784
                                    Facilities District No. 06-1,
                                    Special Tax, California,
                                    Eastlake Woods Area, Series A,
                                    2.90%, 09/01/2005
         630,000                    Vacaville, California,                                            629,949
                                    Improvement Bond Act 1915,
                                    Refunding & Improvement,
                                    Consolidated Reassessment,
                                    Series A,
                                    3.95%, 09/02/2005
         515,000                    Contra Costa County,                                              516,087
                                    California, Improvement Bond
                                    Act 1915,
                                    5.45%, 09/02/2005
       1,760,000                    South Tahoe Joint Powers                                        1,754,667
                                    Financing Authority,
                                    California, Bond Anticipation
                                    Notes, Redevelopment Project
                                    1-B,
                                    3.50%, 10/01/2005
       1,145,000                    Monterra Community Development                                  1,146,156
                                    District, Florida, Revenue,
                                    Bond Anticipation Notes,
                                    5.00%, 06/01/2006
         200,000                    Etiwanda School District                                          200,578
                                    Community Facilities District
                                    No. 3, California, Refunding, 3.90%,
                                    08/01/2006
       4,270,000                    Santa Clara County Financing                                    4,370,943
                                    Authority, California, Special
                                    Obligation Measure B,
                                    Transportation Improvement
                                    Program,
                                    5.00%, 08/01/2006
         500,000                    Chula Vista Community                                             504,890
                                    Facilities District No. 06-1,
                                    Special Tax, California,
                                    Eastlake Woods Area Series A,
                                    3.60%, 09/01/2006

       1,075,000                    Riverside, California,                                          1,074,011
                                    Improvement Bond Act of 1915,
                                    Canyon Springs Assessment,
                                    2.40%, 09/02/2006
         645,000                    Vacaville, California,                                            644,607
                                    Improvement Bond Act 1915,
                                    Refunding & Improvement,
                                    Consolidated Reassessment,
                                    Series A,
                                    4.25%, 09/02/2006
         275,000                    Salinas Public Financing                                          279,067
                                    Authority, California,
                                    Revenue, Refunding, Assessment
                                    Districts, Refinancing
                                    Subordinated, Series B,
                                    4.75%, 09/02/2006
       1,645,000                    North Las Vegas Special                                         1,655,906
                                    Improvement District No. 60,
                                    Aliante, Nevada,
                                    3.90%, 12/01/2006
       1,000,000                    Los Angeles Community                                           1,001,720
                                    Redevelopment Agency,
                                    California, Tax Allocation,
                                    Subordinated Lien Bunker,
                                    Series L,
                                    3.50%, 03/01/2007
       1,800,000                    Henderson Local Improvement                                     1,804,518
                                    District No. T-14, Nevada,
                                    3.75%, 03/01/2007
         350,000                    Etiwanda School District                                          352,681
                                    Community Facilities District
                                    No. 3, California, Refunding, 4.25%,
                                    08/01/2007
         575,000                    Fishhawk Community Development                                    580,371
                                    District No. 2, Florida,
                                    Special Assessment Revenue,
                                    Series B,
                                    5.00%, 11/01/2007
       1,180,000                    Reunion East Community                                          1,194,290
                                    Development District, Florida,
                                    Special Assessment,
                                    5.20%, 11/01/2007
         620,000                    Vizcaya Community Development                                     629,250
                                    District, Florida, Special
                                    Assessment, Series B,
                                    5.40%, 11/01/2007
       1,225,000                    Los Angeles Community                                           1,219,132
                                    Redevelopment Agency,
                                    California, Tax Allocation,
                                    Subordinated Lien Bunker,
                                    Series L,
                                    3.50%, 03/01/2008
       1,490,000                    Village Community Development                                   1,509,504
                                    District No. 5, Florida,
                                    Special Assessment Revenue,
                                    Series B,
                                    5.00%, 05/01/2008
         515,000                    Villasol Community Development                                    523,606
                                    District, Florida, Special
                                    Assessment Revenue, Series B,
                                    5.375%, 05/01/2008
       2,840,000                    California Economic Recovery                                    3,014,433
                                    Bonds, Series A,
                                    5.00%, 07/01/2008
         480,000                    Etiwanda School District                                          484,781
                                    Community Facilities District
                                    No. 3, California, Refunding, 4.50%,
                                    08/01/2008
         565,000                    Chula Vista Community                                             564,972
                                    Facilities District No. 06-1,
                                    Special Tax, California,
                                    Eastlake Woods Area, Series A,
                                    4.25%, 09/01/2008

         375,000                    Salinas Public Financing                                          380,243
                                    Authority, California,
                                    Revenue, Refunding, Assessment
                                    Districts, Refinancing
                                    Subordinated, Series B,
                                    4.75%, 09/02/2008
       1,240,000                    Seven Oaks Community                                            1,261,886
                                    Development District No. 2,
                                    Florida, Special Assessment
                                    Revenue, Series B,
                                    5.30%, 11/01/2008
       1,000,000                    California Economic Recovery                                    1,067,100
                                    Bonds, Series A,
                                    5.00%, 01/01/2009
       1,335,000                    Los Angeles Community                                           1,318,219
                                    Redevelopment Agency,
                                    California, Tax Allocation,
                                    Subordinated Lien Bunker,
                                    Series L,
                                    3.50%, 03/01/2009
         930,000                    Middle Village Community                                          938,454
                                    Development District, Florida,
                                    Special Assessment, Series B,
                                    5.00%, 05/01/2009
       1,620,000                    Las Vegas Special Improvement                                   1,643,522
                                    District No. 607, Nevada,
                                    Local Improvement Bonds,
                                    4.80%, 06/01/2009
       2,635,000                    California Economic Recovery                                    2,835,708
                                    Bonds, Series A,
                                    5.00%, 07/01/2009
         495,000                    Etiwanda School District                                          499,064
                                    Community Facilities District
                                    No. 3, California, Refunding, 4.70%,
                                    08/01/2009
         680,000                    Chula Vista Community                                             680,979
                                    Facilities District No. 06-1,
                                    California, Eastlake Woods
                                    Area, Series A,
                                    4.60%, 09/01/2009
         295,000                    Salinas Public Financing                                          299,623
                                    Authority, California,
                                    Revenue, Refunding,
                                    Assessment, Districts,
                                    Refinancing Subordinated,
                                    Series B,
                                    5.00%, 09/02/2009
       2,625,000                    Upland Community Redevelopment                                  2,588,959
                                    Agency, California, Tax
                                    Allocation, Magnolia
                                    Redevelopment Project,
                                    3.90%, 11/01/2009
       2,300,000                    Meadow Pointe III Community                                     2,296,757
                                    Development District, Florida,
                                    Capital Improvement Revenue,
                                    Series 2004-1,
                                    4.80%, 11/01/2009
      28,170,000                    California Economic Recovery                                   30,712,906
                                    Bonds, Series A,
                                    5.25%, 01/01/2010
         875,000                    Paseo Community Development                                       877,039
                                    District, Florida, Capital
                                    Improvement Revenue, Series B,
                                    4.875%, 05/01/2010
         975,000                    Gateway Services Community                                        999,901
                                    Development District, Florida,
                                    Special Assessment, Sun City
                                    Center, Fort Myers Project,
                                    Series B,
                                    5.50%, 05/01/2010

         470,000                    Etiwanda School District                                          476,810
                                    Community Facilities District
                                    No. 3, California, Refunding, 4.80%,
                                    08/01/2010
         700,000                    Dupree Lakes Community                                            704,998
                                    Development District, Florida,
                                    Capital Improvement Revenue,
                                    5.00%, 11/01/2010
         990,000                    Sterling Hill Community                                         1,012,641
                                    Development District, Florida,
                                    Capital Improvement Revenue,
                                    Series B,
                                    5.50%, 11/01/2010
      16,860,000                    California Economic Recovery                                   18,577,360
                                    Bonds, Series A,
                                    5.25%, 01/01/2011
       1,000,000                    Concorde Estates Community                                      1,012,500
                                    Development District, Florida,
                                    Capital Improvement Revenue,
                                    Series B,
                                    5.00%, 05/01/2011
       2,000,000                    Clark County Special                                            2,042,820
                                    Improvement District No. 142,
                                    Nevada,
                                    5.30%, 08/01/2011
       1,755,000                    Fremont Public Financing                                        1,753,017
                                    Authority, California,
                                    Revenue, Refunding, Series A,
                                    3.75%, 09/02/2011
         310,000                    Salinas Public Financing                                          319,514
                                    Authority, California,
                                    Revenue, Refunding, Assessment
                                    Districts, Refinancing
                                    Subordinated, Series B,
                                    5.25%, 09/02/2011
       1,050,000                    Venetian Community Development                                  1,106,815
                                    District, Florida, Capital
                                    Improvement Revenue, Series B,
                                    5.95%, 05/01/2012
         325,000                    Henderson Local Improvement                                       328,120
                                    District No. T-16, Nevada,
                                    4.75%, 03/01/2013
       1,600,000                    Fiddlers Creek Community                                        1,655,984
                                    Development District No. 2,
                                    Florida, Special Assessment
                                    Revenue, Series B,
                                    5.75%, 05/01/2013
       1,600,000                    Pingree Grove, Illinois                                         1,626,432
                                    Special Service Area No. 1
                                    Special Tax, Cambridge Lakes
                                    Project, Series 05-1,
                                    5.25%, 03/01/2015
         790,000                    Lincoln Community Facilities                                      804,820
                                    District No. 2003-1,
                                    California, Special Tax,
                                    5.35%, 09/01/2016
       1,250,000                    Celebrate Community                                             1,307,200
                                    Development Authority,
                                    Virginia, Special Assessment
                                    Revenue, North Virginia
                                    Project, Series B,
                                    6.25%, 03/01/2018
         860,000                    Beacon Tradeport Community                                        918,093
                                    Development District, Florida,
                                    Industrial Project, Series B,
                                    7.125%, 05/01/2022
       1,235,000                    Lincoln Community Facilities                                    1,268,098
                                    District No. 2003-1,
                                    California, Special Tax,
                                    5.90%, 09/01/2024
                                                                                               --------------
Total Special Tax (Cost $108,008,596)                                                             109,171,485
                                                                                               --------------
Total Tax Supported (Cost $208,148,335)                                                           211,559,429
                                                                                               --------------

REVENUE: 18.07%
Airport Revenue: 0.06%
         500,000                    Denver City & County,                                             597,615
                                    Colorado, Airport Revenue,
                                    Series D, AMT,
                                    7.75%, 11/15/2013
                                                                                               --------------
Total Airport Revenue (Cost $490,987)                                                                 597,615
                                                                                               --------------
Electric Revenue: 7.75%
      17,400,000                    Los Angeles Department of                                      18,011,958
                                    Water & Power, California,
                                    Revenue, Power Systems,
                                    Series A, Subseries A-1,
                                    4.50%, 07/01/2007
      19,000,000                    California Department of Water                                 20,601,130
                                    Resources, Power Supply
                                    Revenue, Series A,
                                    5.50%, 05/01/2009
      13,525,000                    Los Angeles Department of                                      14,555,199
                                    Water & Power, California,
                                    Revenue, Power Systems,
                                    Series A, Subseries A-1,
                                    5.00%, 07/01/2009
      21,265,000                    California Department of Water                                 23,316,222
                                    Resources, Power Supply
                                    Revenue, Series A,
                                    5.25%, 05/01/2010
       3,580,000                    North Carolina Eastern                                          3,837,832
                                    Municipal Power Agency, Power
                                    Systems Revenue, Refunding,
                                    Series C,
                                    5.30%, 01/01/2015
                                                                                               --------------
Total Electric Revenue (Cost $79,494,205)                                                          80,322,341
                                                                                               --------------
Health Care Revenue: 2.13%
       1,300,000                    California Statewide                                            1,323,413
                                    Communities Development
                                    Authority Revenue, Daughters
                                    of Charity Health, Series F,
                                    5.00%, 07/01/2006
       1,100,000                    California Statewide                                            1,172,292
                                    Communities Development
                                    Authority Revenue, Daughters
                                    of Charity Health, Series F,
                                    5.00%, 07/01/2010
       2,000,000                    California Statewide                                            2,084,620
                                    Communities Development
                                    Authority Revenue, Daughters
                                    of Charity Health, Series G,
                                    5.00%, 07/01/2022
       2,400,000                    Miami Beach Health Facilities                                   2,714,256
                                    Authority, Florida, Hospital
                                    Revenue, Refunding, Mount
                                    Sinai Medical Center,
                                    6.75%, 11/15/2024
       3,020,000                    California Statewide                                            2,999,404
                                    Communities Development
                                    Authority Revenue, Kaiser
                                    Permanente, Series A,
                                    2.55%, 08/01/2031(d)

       3,485,000                    California Statewide                                            3,517,724
                                    Communities Development
                                    Authority Revenue, Kaiser
                                    Permanente, Series C,
                                    3.85%, 08/01/2031(d)
       3,155,000                    California Statewide                                            3,200,590
                                    Communities Development
                                    Authority Revenue, Kaiser
                                    Permanente, Series E,
                                    3.875%, 04/01/2032
       5,105,000                    California Statewide                                            5,049,202
                                    Communities Development
                                    Authority Revenue, Kaiser
                                    Permanente, Series F,
                                    2.30%, 04/01/2033
Total Health Care Revenue                                                                      --------------
(Cost $21,677,714)                                                                                 22,061,501
                                                                                               --------------
Higher Education Revenue: 0.35%
       1,280,000                    University of California,                                       1,306,419
                                    Revenue, Series A,
                                    5.00%, 05/15/2006
       2,105,000                    California Educational                                          2,330,403
                                    Facilities Authority Revenue,
                                    University of the Pacific,
                                    5.50%, 11/01/2018
Total Higher Education Revenue                                                                 --------------
(Cost $3,479,302)                                                                                   3,636,822
                                                                                               --------------
Water/Sewer Revenue: 2.31%
       8,150,000                    Metropolitan Water District of                                  8,887,819
                                    Southern California,
                                    Waterworks Revenue, Series B,
                                    5.00%, 07/01/2010
       2,460,000                    San Francisco City & County                                     2,563,468
                                    Public Utilities Commission,
                                    California, Waterworks
                                    Revenue, Series A,
                                    5.00%, 11/01/2012
       2,570,000                    Guam  Waterworks Authority                                      2,573,624
                                    Certificates of Participation,
                                    5.18%, 07/01/2015(b)
       2,285,000                    California Department of Water                                  2,330,769
                                    Resources, Water System
                                    Revenue, Series O,
                                    5.00%, 12/01/2015
       5,000,000                    Sacramento County Sanitation                                    5,110,200
                                    District Financing Authority,
                                    California, Revenue, Series A,
                                    5.60%, 12/01/2016
       2,045,000                    Metropolitan Water District of                                  2,427,251
                                    Southern California,
                                    Waterworks Revenue, Series A,
                                    5.75%, 07/01/2021
Total Water/Sewer Revenue                                                                      --------------
(Cost $23,282,729)                                                                                 23,893,131
                                                                                               --------------
Miscellaneous Revenue: 2.47%
       6,485,000                    Los Angeles Harbor Department,                                  6,736,748
                                    California, Revenue, Series B,
                                    AMT,
                                    5.75%, 08/01/2009
       8,975,000                    Los Angeles County Public                                       9,756,902
                                    Works Financing Authority,
                                    California, Refunding Flood
                                    Control District, Series A,
                                    5.00%, 03/01/2010
         820,000                    Pima County, Industrial                                           826,330
                                    Development Authority,
                                    Arizona, Education Revenue,
                                    Refunding, Horizon Community
                                    Learning Center,
                                    4.45%, 06/01/2014

       1,190,000                    Broad Street Community                                          1,329,932
                                    Development Authority,
                                    Virginia, Revenue,
                                    7.125%, 06/01/2015
       2,865,000                    Columbiana County Port                                          2,917,344
                                    Authority, Ohio, Solid Waste
                                    Facilities Revenue, Liberty
                                    Waste Transportation LLC
                                    Project, Series A, AMT,
                                    7.00%, 08/01/2021
       4,000,000                    CSUCI Financing Authority                                       3,982,360
                                    Revenue, California, For Sale
                                    Housing Construction,
                                    Series A,
                                    2.50%, 08/01/2034
Total Miscellaneous Revenue                                                                    --------------
(Cost $25,079,299)                                                                                 25,549,616
                                                                                               --------------
Industrial Development/Pollution Control
Revenue: 3.00%
       5,165,000                    California Pollution Control                                    5,125,539
                                    Financing Authority, Pollution
                                    Control Revenue, Southern
                                    California Edison, Series B,
                                    2.00%, 03/01/2008(d)
       3,005,000                    California Pollution Control                                    2,982,042
                                    Financing Authority, Pollution
                                    Control Revenue, Southern
                                    California Edison, Series C,
                                    2.00%, 03/01/2008(d)
       3,280,000                    Louisa Industrial Development                                   3,414,152
                                    Authority, Virginia, Pollution
                                    Control Revenue, Virginia
                                    Electric & Power Co.,
                                    5.25%, 12/01/2008(d)
       3,000,000                    California Statewide                                            2,980,830
                                    Communities Development
                                    Authority, Solid Waste
                                    Revenue,
                                    2.90%, 04/01/2011(d)
         415,000                    Michigan State Strategic Fund,                                    412,792
                                    Solid Waste Disposal Revenue,
                                    Limited Obligation Waste
                                    Management,
                                    3.00%, 12/01/2013(d)
       2,500,000                    Putnam County, West Virginia,                                   2,480,625
                                    Pollution Control Revenue,
                                    Appalachian Power Co. Project,
                                    Series E,
                                    2.80%, 05/01/2019(d)
       2,500,000                    California Pollution Control                                    2,498,425
                                    Financing Authority, Solid
                                    Waste Disposal Revenue, Waste
                                    Management, Series A,
                                    3.125%, 01/01/2022(d)
       3,050,000                    Pope County, Arkansas, Revenue                                  3,056,558
                                    Refunding, Entergy Arkansas,
                                    Inc. Project,
                                    5.05%,
                                    09/01/2028(d)
       3,415,000                    Beaver County Industrial                                        3,426,269
                                    Development Authority,
                                    Pennsylvania, Pollution
                                    Control Revenue, Cleveland
                                    Electric Project,
                                    3.75%, 10/01/2030(d)

       4,750,000                    California Pollution Control                                    4,738,885
                                    Financing Authority, Solid
                                    Waste Disposal Revenue,
                                    Republic Services, Inc.,
                                    Project,
                                    2.85%, 12/01/2033(d)
Total Industrial Development/Pollution Control Revenue                                         --------------
(Cost $31,090,554)                                                                                 31,116,117
                                                                                               --------------
Total Revenue (Cost $184,594,790)                                                                 187,177,143
                                                                                               --------------
ASSET-BACKED SECURITIES: 1.48%
Housing: 1.48%
       3,325,000                    Munimae Trust, Series 2001-1,                                   3,349,505
                                    Class A,
                                    4.35%, 10/26/2016
       3,875,000                    Munimae Trust, Series 2001-2,                                   3,903,559
                                    Class A,
                                    4.35%, 10/26/2016
         470,000                    California Rural Home Mortgage                                    496,785
                                    Finance Authority,
                                    Single-Family Mortgage
                                    Revenue, Mortgage-Backed
                                    Securities Program, Series A,
                                    GNMA/FNMA,
                                    6.55%, 06/01/2030(d)
       7,635,000                    CSUCI Financing Authority                                       7,629,045
                                    Revenue, California, Rental
                                    Housing,
                                    1.60%, 08/01/2031(d)
                                                                                               --------------
Total Housing (Cost $15,328,315)                                                                   15,378,894
                                                                                               --------------
Total Asset-Backed Securities
(Cost $15,328,315)                                                                                 15,378,894
                                                                                               --------------
TAX EXEMPT VARIABLE-RATE DEMAND NOTES/SHORT-TERM NOTES:  2.14%
       5,830,000                    Sacramento County Tax And                                       5,915,526
                                    Revenue Anticipation Notes,
                                    California, Series A,
                                    4.00%, 07/10/2006(b)
       3,250,000                    California State Department of                                  3,250,000
                                    Water Resources, Power Supply
                                    Revenue, Series B-1,
                                    2.22%, 05/01/2022
       1,867,000                    Irvine, California,                                             1,867,000
                                    Improvement Bond Act 1915,
                                    Assessment District No. 97-16,
                                    2.20%, 09/02/2022
       1,400,000                    California Statewide Community                                  1,400,000
                                    Development Authority
                                    Certificates of Participation,
                                    Tax Exempt,
                                    4.25%, 05/15/2029
       1,100,000                    Los Angeles Department of                                       1,100,000
                                    Water & Power, California.
                                    Revenue, Subseries B-3,
                                    2.22%, 07/01/2034
       8,600,000                    Sacramento County Sanitation                                    8,600,000
                                    District Financing Authority
                                    Revenue, California, Sub-Lien,
                                    Regional County B-4,
                                    2.95%, 12/01/2039
Total Tax Exempt Variable-Rate Demand Notes/Short-Term Notes                                   --------------
(Cost $22,132,001)                                                                                 22,132,526
                                                                                               --------------

INVESTMENT SUMMARY
Total Investments
(Cost $1,024,321,522)(e)                           101.35%                                     $1,050,068,991
Cash and Other Assets, Less
Liabilities                                         (1.35)                                        (13,973,683)
                                                   ------                                      --------------
Net Assets                                         100.00%                                     $1,036,095,308
                                                   ======                                      ==============

===================================================================================================================
INTEREST RATE SWAPS
===================================================================================================================
                                                                                                    Unrealized
Notional                                         Rate                                              Appreciation/
Amount           Description                   Received       Rate Paid       Termination Date     (Depreciation)
-------------------------------------------------------------------------------------------------------------------
  $ 43,700,000   Goldman Sachs                 Variable*      74.48% of          02/03/2006         $ (31,852)
                 Rate Swap                                  1 Month LIBOR+
    43,700,000   Merrill Lynch Interest         85.10%        Variable*          02/03/2006           141,256
                 Rate Swap                  1 Month LIBOR+
     9,800,000   JP Morgan Interest             2.988%        Variable*          05/05/2007            20,487
                 Rate Swap
    10,300,000   Citi Group Interest            2.962%        Variable*          06/22/2007             6,801
                 Rate Swap
     6,750,000   Merrill Lynch Interest         3.218%        Variable*          07/01/2009            42,107
                 Rate Swap
     6,750,000   Merrill Lynch Interest        Variable*        3.775%           02/01/2013          (213,634)
                 Rate Swap
                                                                                                    ---------
Total Inteterest Rate Swaps                                                                         $ (34,835)
                                                                                                    =========

-------------------------------------------------------------------------------------------------------------------
CREDIT DEFAULT SWAPS
-------------------------------------------------------------------------------------------------------------------
                                                    Notional        Interest       Termination       Unrealized
Swap Counterparty & Referenced Obligation            Amount           Rate             Date         Appreciation
-------------------------------------------------------------------------------------------------------------------
Sell:
Merrill Lynch
Commonwealth of Puerto Rico,
5.00%, 07/01/2018                                   4,500,000        0.15%          06/20/2010        $ 10,186
-------------------------------------------------------------------------------------------------------------------
FINANCIAL FUTURES CONTRACT SOLD
-------------------------------------------------------------------------------------------------------------------
                            Number of           Experation                          Value at         Unrealized
      Type                  Contracts              Month         Original Value   June 30, 2005     Appreciation
-------------------------------------------------------------------------------------------------------------------
Swap                           42             September 2005       $4,748,625       $4,740,750           $ 7,875
10 Yr. Future

* Variable interest based on the (Bond Market Association) Municipal Swap Index, which fluctuates weekly.
+     Interest based on LIBOR (London Interbank Offered Rate).

(a) Represents entire or partial position segregated as collateral for open futures contracts.
(b)   When-Issued security.
(c) Represents entire or partial position segregated as collateral for initial margin requirement on interest rate swaps.
(d)   Variable Rate coupon, rate shown as of June 30, 2005.
(e) At June 30, 2005, the cost basis of investment securities owned was substantially identical for both owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $27,930,509 and gross unrealized depreciation of investments was $2,183,040, resulting in net unrealized appreciation of $25,747,469.

      Explanation of abbreviations:

      ACA - American Capital Access
      AMBAC - American Municipal Bond Assurance Corporation
      AMT - Subject to Alternative Minimum Tax
      CSUCI - California State University Channel Islands
      FGIC - Financial Guaranty Insurance Company
      FNMA - Federal National Mortgage Association
      FSA - Financial Security Assurance, Inc.
      GNMA - Government National Mortgage Association
      MBIA - Municipal Bond Investors Assurance Corporation
      RADIAN - Radian Group Inc.

Please Note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

================================================================================
ALLOCATION OF PORTFOLIO NET ASSETS AT JUNE 30, 2005:
--------------------------------------------------------------------------------
Arizona                                                                    0.08%
Arkansas                                                                   0.30
California                                                                83.91
Colorado                                                                   0.06
Florida                                                                    2.03
Illinois                                                                   0.16
Michigan                                                                   0.04
Nevada                                                                     0.72
New Jersey                                                                 4.48
New York                                                                   2.53
North Carolina                                                             0.37
Ohio                                                                       0.28
Pennsylvania                                                               0.33
Virginia                                                                   0.58
West Virginia                                                              0.24
Guam                                                                       0.25
U. S. Virgin Islands                                                       0.10
Trust Territories                                                          0.28
Puerto Rico                                                                4.61
Cash and Other Assets, Less Liabilities                                   (1.35)
                                                                         ------
Total                                                                    100.00%
                                                                         ======

Sanford C. Bernstein Fund, Inc.
Schedule of Investments
Diversified Municipal Portfolio
June 30, 2005 (Unaudited)

Principal Amount                 Description                       Market Value

PREREFUNDED/ESCROWED: 6.57%
       1,225,000       Oklahoma Development Finance               $   1,227,854
                       Authority, Revenue, Hillcrest
                       Healthcare System, Series A,
                       4.70%, 08/15/2005
                       Escrowed to Maturity
       1,205,000       Chicago, Illinois, Series A,                   1,216,098
                       AMBAC,
                       4.50%, 01/01/2006
                       Escrowed to Maturity
       1,190,000       Roanoke, Virginia,                             1,229,603
                       5.00%, 02/01/2011(a)
                       Prerefunded 02/01/2006 @ 102
       1,400,000       Travis County, Texas,                          1,421,742
                       5.00%, 03/01/2015
                       Prerefunded 03/01/2006 @ 100
       7,640,000       New York City, New York,                       7,923,750
                       Series I,
                       5.875%, 03/15/2013(b)
                       Prerefunded 03/15/2006 @ 101.5
       1,340,000       Virginia Polytechnic                           1,397,875
                       Institute, State University,
                       Revenue, Series A,
                       5.25%, 06/01/2008
                       Prerefunded 06/01/2006 @ 102
       1,035,000       Massachusetts State,                           1,071,887
                       Consolidated Loan, Series B,
                       FGIC,
                       5.50%, 06/01/2012
                       Prerefunded 06/01/2006 @ 101
       1,875,000       Metropolitan Government,                       1,953,056
                       Nashville & Davidson County,
                       Tennessee, Sports Authority,
                       Revenue, Public Improvement,
                       Stadium Project, AMBAC,
                       5.875%, 07/01/2021
                       Prerefunded 07/01/2006 @ 101
       3,495,000       Connecticut State Resource                     3,690,021
                       Recovery Authority,
                       Mid-Connecticut System,
                       Series A, MBIA,
                       5.375%, 11/15/2009
                       Prerefunded 11/15/2006 @ 102
       4,775,000       Chicago, Illinois, Emergency                   4,970,584
                       Telephone System, FGIC,
                       5.50%, 01/01/2007
                       Escrowed to Maturity
       4,250,000       Chicago, Illinois, O'Hare                      4,445,330
                       International Airport,
                       Revenue, General Airport,
                       Second Lien, Series A, AMBAC,
                       6.00%, 01/01/2007
                       Escrowed to Maturity
       1,780,000       Jefferson County, Alabama,                     1,850,702
                       Sewer Revenue, Refunding
                       Warrants, Series A, FGIC,
                       5.375%, 02/01/2027
                       Prerefunded 02/01/2007 @ 100
       2,030,000       MTA, New York, Commuter                        2,161,930
                       Facilities Revenue, Series
                       C-2, FGIC,
                       6.00%, 07/01/2007
                       Escrowed to Maturity
       1,000,000       Illinois Educational                           1,057,990
                       Facilities Authority, Revenue,
                       Loyola University, Chicago,
                       Series A,
                       7.00%, 07/01/2007
                       Escrowed to Maturity

       1,000,000       Cook County, Illinois, MBIA,                   1,029,230
                       7.25%, 11/01/2007
                       Escrowed to Maturity
          10,000       Connecticut State,                                10,623
                       5.50%, 12/01/2007
                       Escrowed to Maturity
       1,435,000       Cypress-Fairbanks Independent                  1,542,223
                       School District, Texas,
                       Refunding & School House, PSF
                       Guaranteed,
                       5.75%, 02/15/2008
                       Escrowed to Maturity
       1,265,000       Intermountain Power Agency,                    1,399,710
                       Utah, Power Supply Revenue,
                       Series A, AMBAC,
                       6.50%, 07/01/2008
                       Escrowed to Maturity
       2,785,000       Massachusetts State,                           2,996,214
                       Consolidated Loan, Series C,
                       5.25%, 08/01/2011
                       Prerefunded 08/01/2008 @ 101
       1,555,000       Washoe County School District,                 1,674,642
                       Nevada, FGIC,
                       5.25%, 06/01/2014
                       Prerefunded 12/01/2008 @ 100
       8,625,000       Jefferson County, Alabama,                     9,266,959
                       Sewer Revenue, Capital
                       Improvement Warrants,
                       Series A, FGIC,
                       5.00%, 02/01/2033(b)
                       Prerefunded 02/01/2009 @ 101
       1,060,000       Jefferson County, Alabama,                     1,143,348
                       Sewer Revenue, Capital
                       Improvement Warrants,
                       Series A, FGIC,
                       5.125%, 02/01/2039
                       Prerefunded 02/01/2009 @ 101
       3,165,000       Jefferson County, Alabama,                     3,457,288
                       Sewer Revenue, Capital
                       Improvement Warrants,
                       Series A, FGIC,
                       5.375%, 02/01/2036
                       Prerefunded 02/01/2009 @ 101
       4,290,000       Jefferson County, Alabama,                     4,740,364
                       Sewer Revenue, Series A,
                       5.75%, 02/01/2038
                       Prerefunded 02/01/2009 @ 101
         175,000       District of Columbia,                            191,671
                       Series B, FSA,
                       5.50%, 06/01/2009
                       Escrowed to Maturity
       1,185,000       New Mexico State Highway                       1,272,465
                       Commission Revenue,
                       Subordinated Lien-Tax,
                       Series B, AMBAC,
                       5.00%, 06/15/2009
                       Escrowed to Maturity
       1,000,000       Oklahoma Development Finance                   1,073,530
                       Authority, Revenue, Hillcrest
                       Healthcare System, Series A,
                       5.00%, 08/15/2009
                       Escrowed to Maturity
       2,240,000       Oklahoma Development Finance                   2,488,819
                       Authority, Revenue, Hillcrest
                       Healthcare System, Series A,
                       5.75%, 08/15/2013
                       Prerefunded 08/15/2009 @ 101
       1,130,000       Michigan Municipal Bond                        1,258,029
                       Authority, Revenue, Clean
                       Water Revolving Fund,
                       5.625%, 10/01/2011
                       Prerefunded 10/01/2009 @ 101

       3,745,000       Michigan Municipal Bond                        4,187,809
                       Authority, Revenue, Clean
                       Water Revolving Fund,
                       5.75%, 10/01/2014
                       Prerefunded 10/01/2009 @ 101
         235,000       Palm Beach County Solid Waste                    263,035
                       Authority, Florida, Revenue,
                       Series A, AMBAC,
                       6.00%, 10/01/2009
                       Escrowed to Maturity
       1,145,000       Montgomery County, Ohio,                       1,253,557
                       Hospital Revenue, Grandview
                       Hospital & Medical Center,
                       5.40%, 12/01/2009
                       Escrowed to Maturity
       2,100,000       Montgomery County, Ohio,                       2,307,690
                       Hospital Revenue, Grandview
                       Hospital & Medical Center,
                       5.50%, 12/01/2010
                       Prerefunded 12/01/2009 @ 100
       1,000,000       Montgomery County, Ohio,                       1,102,980
                       Hospital Revenue, Grandview
                       Hospital & Medical Center,
                       5.60%, 12/01/2011
                       Prerefunded 12/01/2009 @ 100
       3,475,000       Detroit, Michigan, Water                       3,920,252
                       Supply System Revenue, Senior
                       Lien Series A, FGIC,
                       5.875%, 07/01/2022
                       Prerefunded 01/01/2010 @ 101
       2,935,000       Detroit, Michigan, Sewage                      3,326,353
                       Disposal Revenue, Series A,
                       6.00%, 07/01/2029
                       Prerefunded 01/01/2010 @ 101
       1,145,000       Route 3 North Transport                        1,268,454
                       Improvement Associates,
                       Massachusetts, Lease Revenue,
                       MBIA,
                       5.375%, 06/15/2022
                       Prerefunded 06/15/2010 @ 100
       3,000,000       Colorado Department of                         3,421,890
                       Transportation, Transportation
                       Revenue, AMBAC,
                       6.00%, 06/15/2015
                       Prerefunded 06/15/2010 @ 100.5
       4,145,000       Florida State Board of                         4,750,543
                       Education, Lottery Revenue,
                       Series B, FGIC,
                       6.00%, 07/01/2014
                       Prerefunded 07/01/2010 @ 101
       2,210,000       Chicago, Illinois, Series A,                   2,609,060
                       FGIC,
                       6.75%, 01/01/2035
                       Prerefunded 07/01/2010 @ 101
       1,585,000       Virginia College Building                      1,788,371
                       Authority, Educational
                       Facilities Revenue, Public
                       Higher Education, Series A,
                       5.75%, 09/01/2013
                       Prerefunded 09/01/2010 @ 100
       3,210,000       Massachusetts State,                           3,603,225
                       Consolidated Loan, Series C,
                       5.75%, 10/01/2014
                       Prerefunded 10/01/2010 @ 100
       2,390,000       Illinois State, First Series,                  2,707,846
                       MBIA,
                       5.75%, 12/01/2013
                       Prerefunded 12/01/2010 @ 100
       1,425,000       Snohomish County, Washington,                  1,667,350
                       School District No. 016
                       Arlington, FGIC,
                       6.50%, 12/01/2015
                       Prerefunded 12/01/2010 @ 100
       1,780,000       Chicago, Illinois, Park                        2,019,748
                       District, Harbor Facilities
                       Revenue,
                       5.875%, 01/01/2013
                       Prerefunded 01/01/2011 @ 100

       1,920,000       Chicago, Illinois, Park                        2,178,605
                       District, Harbor Facilities
                       Revenue,
                       5.875%, 01/01/2014
                       Prerefunded 01/01/2011 @ 100
       2,035,000       Chicago, Illinois, Park                        2,309,094
                       District, Harbor Facilities
                       Revenue,
                       5.875%, 01/01/2015
                       Prerefunded 01/01/2011 @ 100
       1,230,000       University of Texas,                           1,380,220
                       University Revenue, Financing
                       Systems, Series B,
                       5.375%, 08/15/2019
                       Prerefunded 08/15/2011 @ 100
       2,310,000       University of Illinois,                        2,608,059
                       Certificates of Participation,
                       Utilities Infrastructure
                       Projects, Series A, AMBAC,
                       5.50%, 08/15/2018
                       Prerefunded 08/15/2011 @ 100
       1,110,000       Michigan State Trunk Line,                     1,248,206
                       Series A, FSA,
                       5.50%, 11/01/2018
                       Prerefunded 11/01/2011 @ 100
      11,870,000       Massachusetts State,                          13,244,427
                       Consolidated Loan, Series C,
                       5.375%, 12/01/2018
                       Prerefunded 12/01/2011 @ 100
       4,555,000       New Jersey State Highway                       5,092,353
                       Authority, Garden State
                       Parkway, General Revenue,
                       Refunding, Senior Parkway,
                       FGIC,
                       5.25%, 01/01/2019
                       Prerefunded 01/01/2012 @ 100
       3,600,000       Massachusetts Bay                              4,041,972
                       Transportation Authority,
                       Massachusetts, Sales Tax
                       Revenue, Series A,
                       5.25%, 07/01/2020
                       Prerefunded 07/01/2012 @ 100
       7,725,000       Jefferson County, Alabama,                     8,485,526
                       Sewer Revenue, Capital
                       Improvement Warrants, FGIC,
                       5.00%, 02/01/2041
                       Prerefunded 08/01/2012 @ 100
       2,465,000       Massachusetts State,                           2,765,286
                       Consolidated Loan, Series D,
                       MBIA
                       5.375%, 08/01/2022
                       Prerefunded 08/01/2012 @ 100
         110,000       Massachusetts State,                             123,400
                       Consolidated Loan, Series D,
                       5.375%, 08/01/2022
                       Prerefunded 08/01/2012 @ 100
       2,755,000       Tarrant County Health                          2,971,681
                       Facilities Development Corp.,
                       Texas, Harris Methodist Health
                       System, Series A,
                       5.125%, 09/01/2012
                       Escrowed to Maturity
       3,000,000       Houston, Texas, Water & Sewer                  3,445,170
                       Systems Revenue, Refunding,
                       Junior Lien Forward, Series B,
                       AMBAC,
                       5.75%, 12/01/2016
                       Prerefunded 12/01/2012 @ 100
       2,000,000       Houston, Texas, Water & Sewer                  2,296,780
                       System Revenue, Refunding,
                       Junior Lien Forward, Series B,
                       AMBAC,
                       5.75%, 12/01/2017
                       Prerefunded 12/01/2012 @ 100

       1,075,000       Anchorage, Alaska, School                      1,224,608
                       Improvement, Series B, FGIC,
                       5.875%, 12/01/2012
                       Escrowed to Maturity
       4,100,000       North Carolina Municipal Power                 4,607,088
                       Agency No. 1, Catawba Electric
                       Revenue,
                       5.50%, 01/01/2013
                       Escrowed to Maturity
       3,275,000       New Jersey State                               3,769,754
                       Transportation Trust Fund
                       Authority, Transportation
                       System, Series C,
                       5.50%, 06/15/2021
                       Prerefunded 06/15/2013 @ 100
       2,045,000       Retama Development Corp.,                      2,669,032
                       Texas, Special Facilities
                       Revenue, Retama Racetrack,
                       8.75%, 12/15/2013
                       Escrowed to Maturity
         150,000       Florida State Board of                           202,263
                       Education, Capital Outlay,
                       9.125%, 06/01/2014
                       Escrowed to Maturity
         950,000       Massachusetts State, Water                     1,081,385
                       Pollution Abatement, Series B,
                       5.25%, 08/01/2014
                       Escrowed to Maturity
       3,860,000       Retama Development Corp.,                      5,102,109
                       Texas, Special Facilities
                       Revenue, Retama Racetrack,
                       8.75%, 12/15/2014
                       Escrowed to Maturity
       2,760,000       MTA, New York, Dedicated Tax                   3,103,344
                       Fund, Series A, FGIC,
                       5.00%, 04/01/2023
                       Prerefunded 10/01/2015 @ 100
       1,125,000       Retama Development Corp.,                      1,507,219
                       Texas, Special Facilities
                       Revenue, Retama Racetrack,
                       8.75%, 12/15/2015
                       Escrowed to Maturity
       1,000,000       Bell County Health Facilities                  1,264,170
                       Development Corp., Texas,
                       Lutheran General Healthcare
                       System,
                       6.50%, 07/01/2019
                       Escrowed to Maturity
       4,940,000       Rhode Island Depositors                        5,904,189
                       Economic Protection Corp.,
                       Series A, FSA,
                       5.75%, 08/01/2019
                       Escrowed to Maturity
       1,500,000       Rhode Island Depositors                        1,738,005
                       Economic Protection Corp.,
                       Series A, FSA,
                       5.50%, 08/01/2020
                       Escrowed to Maturity
       1,720,000       North Carolina Eastern                         2,130,186
                       Municipal Power Agency, Power
                       System Revenue, Series A,
                       6.00%, 01/01/2026
                       Prerefunded 01/01/2022 @ 100
       5,780,000       Rhode Island Depositors                        7,533,652
                       Economic Protection Corp.,
                       Series A,
                       6.375%, 08/01/2022
                       Escrowed to Maturity
Total Prerefunded/Escrowed                                        -------------
(Cost $189,112,335)                                                 203,389,483
                                                                 --------------

INFLATION ADJUSTED: 0.75%
       2,050,000       Orlando, Florida, Waste Water                  2,052,644
                       System Revenue, Series A, CPI
                       Bond,
                       5.30%, 10/01/2005(c)
       2,165,000       Orlando, Florida, Waste Water                  2,178,834
                       System Revenue, Series A, CPI
                       Bond,
                       5.32%, 10/01/2006(c)
       1,790,000       Orlando, Florida, Waste Water                  1,809,404
                       System Revenue, Series A, CPI
                       Bond,
                       5.34%, 10/01/2007(c)
       6,030,000       Orlando, Florida, Waste Water                  6,095,365
                       System Revenue, Series A, CPI
                       Bond, Mandatory Put
                       10/01/2007,
                       5.34%, 10/01/2015(c)
       5,705,000       Illinois Development Finance                   6,342,534
                       Authority, Adventist Health
                       System, Series B, CPI Bond,
                       MBIA,
                       5.976%, 01/01/2019(c)
       4,750,000       Delaware Valley Regional                       4,845,190
                       Finance Authority,
                       Pennsylvania, Local Government
                       Revenue, Series A, CPI Bond,
                       AMBAC, Mandatory Put
                       07/01/2007,
                       3.89%, 07/01/2027(c)
                                                                 --------------
Total Inflation Adjusted   (Cost $22,168,922)                        23,323,971
                                                                 --------------
INSURED: 45.49%
       2,395,000       Hawaii State, Airport System                   2,395,000
                       Revenue, Series B, FGIC,
                       6.125%, 07/01/2005
       1,640,000       New York State Dormitory                       1,640,000
                       Authority, City University
                       System Revenue Consolidated,
                       Series C, AMBAC,
                       6.25%, 07/01/2005
         795,000       Chicago, Illinois, Unrefunded                    802,242
                       Balance, Series A, AMBAC,
                       4.50%, 01/01/2006
       1,000,000       Allegheny County,                              1,012,190
                       Pennsylvania, Airport Revenue,
                       Pittsburgh International
                       Airport, Series A-1, MBIA,
                       AMT,
                       5.75%, 01/01/2006
       1,200,000       Williamson County, Texas, FSA,                 1,217,244
                       5.00%, 02/15/2006
       1,000,000       Utah State Board of Regents,                   1,022,740
                       Student Loan Revenue,
                       Series J, AMBAC, AMT,
                       6.00%, 05/01/2006(b)
       1,895,000       Minneapolis, Minnesota,                        1,920,450
                       Healthcare System Revenue,
                       Fairview Health Services,
                       Series B, MBIA,
                       4.50%, 05/15/2006
       1,970,000       Clark County, Nevada, Bond                     2,011,153
                       Bank, MBIA,
                       5.00%, 06/01/2006
       1,340,000       Arlington, Texas, Waterworks &                 1,379,865
                       Sewer Revenue, AMBAC,
                       6.00%, 06/01/2006
       2,095,000       Virginia Port Authority,                       2,162,857
                       Facilities Revenue, MBIA, AMT,
                       6.00%, 07/01/2006
       4,485,000       Cleveland, Ohio, Waterworks                    4,666,687
                       Revenue, Series G, MBIA,
                       5.50%, 01/01/2007

       1,860,000       Chicago, Illinois, O'Hare                      1,944,091
                       International Airport,
                       Revenue, Unrefunded General
                       Airport, Second Lien,
                       Series A, AMBAC,
                       6.00%, 01/01/2007
       2,725,000       Garland Independent School                     2,776,012
                       District, Texas, Refunding,
                       Series A, PSF-Guaranteed,
                       4.00%, 02/15/2007
       3,100,000       Katy Independent School                        3,206,423
                       District, Series A, PSF
                       Guaranteed,
                       5.00%, 02/15/2007(b)
       1,000,000       Williamson County, Texas,                      1,035,770
                       Limited Tax Notes, Series B,
                       FSA,
                       5.00%, 02/15/2007
       1,965,000       Waco Independent School                        2,040,142
                       District, Texas, Refunding,
                       PSF Guaranteed,
                       5.25%, 02/15/2007
       1,000,000       Prince George's County,                        1,055,360
                       Maryland, Consolidated Public
                       Improvement, Series A, MBIA,
                       6.00%, 03/15/2007
       2,000,000       Walled Lake Consolidated                       2,115,600
                       School District, Michigan,
                       MBIA,
                       6.00%, 05/01/2007
       1,000,000       Massachusetts State Health &                   1,038,240
                       Educational Facilities
                       Authority, Revenue, New
                       England Medical Center
                       Hospital, Series H, FGIC,
                       5.00%, 05/15/2007
       1,000,000       Michigan State Comprehensive                   1,041,010
                       Transportation Revenue,
                       Series B, FSA,
                       5.00%, 05/15/2007
       1,715,000       Northeast Hospital Authority,                  1,805,295
                       Texas, Northeast Medical
                       Center Hospital, Revenue, FSA,
                       5.75%, 05/15/2007
       2,500,000       New Jersey State Certificates                  2,613,000
                       of Participation, Refunding,
                       Series A, FSA,
                       5.25%, 06/15/2007
       2,525,000       Philadelphia, Pennsylvania,                    2,674,152
                       Airport Revenue, Series A,
                       FGIC,
                       6.00%, 06/15/2007
       1,200,000       Philadelphia, Pennsylvania,                    1,264,596
                       Airport Revenue, Series B,
                       FGIC, AMT,
                       6.00%, 06/15/2007
       1,065,000       Oklahoma City, Oklahoma,                       1,112,392
                       Airport Trust, Junior
                       Lien-27th Series-Series B,
                       FSA,
                       5.50%, 07/01/2007
       1,105,000       Delaware Transportation                        1,175,267
                       Authority, System Revenue,
                       AMBAC,
                       6.00%, 07/01/2007
       2,775,000       Washington State Public Power                  2,918,967
                       Supply System Revenue, Nuclear
                       Project No.1, Series A, AMBAC,
                       6.00%, 07/01/2007
       5,775,000       Washoe County School District,                 6,029,793
                       Nevada, Refunding, FSA,
                       5.00%, 08/01/2007

       2,635,000       Orangeburg, South Carolina,                    2,754,260
                       Projects Corporation, Capital
                       Projects Sales & Use Tax
                       Revenue, MBIA,
                       4.75%, 10/01/2007
       2,115,000       Connecticut State Resource                     2,261,358
                       Recovery Authority,
                       Mid-Connecticut System,
                       Series A, MBIA,
                       5.75%, 11/15/2007
       3,650,000       Illinois State Unemployment                    3,831,989
                       Insurance Fund, Building
                       Recepts Revenue, Series A,
                       FSA,
                       5.00%, 12/15/2007
       1,000,000       Palm Beach, Florida, Beach                     1,053,210
                       Restoration Project, Series A,
                       FSA,
                       5.00%, 01/01/2008
       3,125,000       Tacoma, Washington,  Electric                  3,285,906
                       System Revenue, Series A,
                       FGIC,
                       5.00%, 01/01/2008
       1,000,000       District of Columbia,                          1,052,040
                       Certificates of Participation,
                       AMBAC,
                       5.25%, 01/01/2008
       2,270,000       Clark County Public Utility,                   2,413,941
                       District No. 1, Washington,
                       Electric Revenue, AMBAC,
                       5.50%, 01/01/2008
       1,465,000       Sangamon County School                         1,521,505
                       District No. 186, Illinois,
                       FGIC,
                       5.55%, 01/01/2008
       1,000,000       Berkley City School District,                  1,097,910
                       Michigan, FGIC,
                       7.00%, 01/01/2008
      17,915,000       Massachusetts State,                          19,087,358
                       Refunding, Series A, MBIA,
                       5.50%, 02/01/2008(b)
       2,000,000       Garland Independent School                     2,054,840
                       District, Texas, Refunding,
                       Series A, PSF Guaranteed,
                       4.00%, 02/15/2008
       3,885,000       Cypress-Fairbanks Independent                  4,161,107
                       School District, Texas,
                       Unrefunded Portion-Refunding &
                       School House, PSF Guaranteed,
                       5.75%, 02/15/2008
       1,000,000       Memphis-Shelby County Airport                  1,067,940
                       Authority, Tennessee, Revenue,
                       Series A, MBIA, AMT,
                       6.00%, 02/15/2008
       1,000,000       New Jersey Environmental                       1,054,780
                       Infrastructure Trust,
                       Wastewater Treatment, AMBAC,
                       5.00%, 03/01/2008
       1,875,000       Port of Port Arthur Navigation                 2,019,806
                       District, Texas, AMBAC,
                       6.00%, 03/01/2008
       1,320,000       Connecticut State, Series G,                   1,395,438
                       MBIA,
                       5.00%, 03/15/2008
       4,440,000       New York State Thruway                         4,694,190
                       Authority, Highway & Bridge
                       Trust Fund, Second General
                       Series B, FSA,
                       5.00%, 04/01/2008
       4,035,000       Ohio State Building Authority,                 4,262,695
                       Workers Compensation
                       Facilities, Series A, FGIC,
                       5.00%, 04/01/2008

       2,920,000       Lower Colorado River                           3,087,754
                       Authority, Texas, Revenue,
                       AMBAC,
                       5.00%, 05/15/2008
       1,000,000       Massachusetts State Health &                   1,056,610
                       Educational Facilities
                       Authority, Revenue, New
                       England Medical Center
                       Hospital, Series H, FGIC,
                       5.00%, 05/15/2008
       8,400,000       District of Columbia,                          9,003,540
                       Refunding, Series B-1, AMBAC,
                       5.50%, 06/01/2008
      11,285,000       Texas State Public Finance                    11,951,718
                       Authority, Revenue,
                       Unemployment Compensation
                       Assessment, Series A, FSA,
                       5.00%, 06/15/2008
       1,095,000       Haverhill, Massachusetts,                      1,173,500
                       FGIC,
                       6.00%, 06/15/2008
       1,000,000       Ivy Tech State College,                        1,058,480
                       Indiana, Student Fee,
                       Series G, AMBAC,
                       5.00%, 07/01/2008
       1,925,000       Wayne County Community                         2,040,403
                       College, Michigan, Community
                       College Improvement, FGIC,
                       5.00%, 07/01/2008
       6,100,000       Anchorage, Alaska, Refunding,                  6,503,576
                       Series B, MBIA,
                       5.25%, 07/01/2008
         735,000       Intermountain Power Agency,                      807,067
                       Utah, Power Supply Revenue,
                       Series A, AMBAC,
                       6.50%, 07/01/2008
       3,295,000       Trinity River Authority,                       3,516,754
                       Texas, Regional Wastewater
                       System Revenue, MBIA,
                       5.25%, 08/01/2008
       2,045,000       New York City, New York,                       2,222,935
                       Series D, FGIC,
                       6.00%, 08/01/2008
       8,405,000       Westmoreland County,                           8,928,379
                       Pennsylvania, Municipal
                       Authority, Municipal Service
                       Revenue, FGIC,
                       5.00%, 08/15/2008(b)
       3,885,000       Dallas, Independent School                     4,144,829
                       District, Texas, Refunding,
                       Delayed Delivery, PSF-
                       Guaranteed,
                       5.25%, 08/15/2008(d)
       2,275,000       Indianapolis, Indiana, Gas                     2,456,454
                       Utility Revenue, Refunding
                       Distribution System, Series A,
                       AMBAC,
                       5.75%, 08/15/2008
       5,430,000       Ohio State Building Authority,                 5,822,915
                       State Facilities
                       Administration Building Fund,
                       Refunding Project B, FSA,
                       5.25%, 10/01/2008
       3,820,000       New York State Dormitory                       4,129,420
                       Authority, School Districts
                       Revenue Financing, Series E,
                       MBIA,
                       5.50%, 10/01/2008
       1,265,000       Emerald Peoples Utility                        1,437,976
                       District, Oregon, FGIC,
                       7.35%, 11/01/2008
       2,750,000       Indianapolis, Indiana,                         3,012,048
                       Resource Recovery Revenue,
                       Ogden Martin System, Inc.,
                       Project, AMBAC,
                       6.75%, 12/01/2008

      11,960,000       New Jersey State                              12,857,837
                       Transportation Trust Fund
                       Authority, Series C, AMBAC,
                       5.25%, 12/15/2008
       3,215,000       Washington State Motor Vehicle                 3,380,026
                       Fuel Tax, Refunding MBIA,
                       4.50%, 01/01/2009
       6,655,000       Washington State, Refunding,                   6,996,601
                       FGIC,
                       4.50%, 01/01/2009
      19,700,000       Pennsylvania State, First                     21,075,651
                       Series, MBIA,
                       5.00%, 01/01/2009(b)
       5,000,000       Clark County Public Utility,                   5,378,300
                       District No. 1, Washington,
                       Electric Revenue, AMBAC,
                       5.25%, 01/01/2009
       1,210,000       New Jersey State Turnpike                      1,313,177
                       Authority, Revenue, Series A,
                       MBIA,
                       5.50%, 01/01/2009
       4,310,000       Allegheny County,                              4,603,726
                       Pennsylvania, Airport Revenue,
                       Pittsburgh International
                       Airport, Series A-1, MBIA,
                       AMT,
                       5.75%, 01/01/2009
       1,675,000       Chicago, Illinois, O'Hare                      1,817,710
                       International Airport,
                       Revenue, Second Lien-Series C,
                       MBIA,
                       5.75%, 01/01/2009
       2,070,000       North Carolina Eastern                         2,246,157
                       Municipal Power Agency, Power
                       System Revenue, Series B, ACA,
                       6.125%, 01/01/2009
       1,940,000       Hoover, Alabama, Board of                      2,036,728
                       Education, Capital Outlay
                       Warrants, Refunding, Tax
                       Anticipation Notes, MBIA,
                       4.50%, 02/15/2009
       1,180,000       Chicago, Illinois, Public                      1,258,505
                       Building Commission, Building
                       Revenue, Chicago Transit
                       Authority, AMBAC,
                       5.00%, 03/01/2009
      13,100,000       Houston, Texas, Refunding                     13,966,827
                       Public Improvement, Series A,
                       MBIA,
                       5.00%, 03/01/2009
       6,615,000       Houston, Texas, Refunding                      7,166,162
                       Public Improvement, Series B,
                       FSA,
                       5.50%, 03/01/2009
       1,920,000       Massachusetts Bay                              2,089,670
                       Transportation Authority,
                       Series C, FGIC,
                       5.50%, 03/01/2009
       5,835,000       Seattle, Washington, Municipal                 6,335,877
                       Light & Power Revenue, FSA,
                       5.50%, 03/01/2009
       2,665,000       Hawaii State, Series CN, FGIC,                 2,939,548
                       6.00%, 03/01/2009
       1,000,000       Middlesex County Utilities                     1,024,390
                       Authority, New Jersey, Sewer
                       Revenue, Series A, FGIC,
                       5.15%, 03/15/2009
      11,585,000       Connecticut State, Series C,                  12,435,803
                       FGIC,
                       5.00%, 04/01/2009
       6,650,000       New York State Thruway                         7,131,061
                       Authority, Highway & Bridge
                       Trust Fund, Second General
                       Series B, FSA,
                       5.00%, 04/01/2009

      14,045,000       New York State Thruway                        15,061,015
                       Authority, Highway & Bridge
                       Trust Fund, Series A, MBIA,
                       5.00%, 04/01/2009
       1,045,000       Illinois State, Refunding,                     1,129,007
                       First Series, FSA,
                       5.25%, 04/01/2009
      32,445,000       California Department of Water                35,108,410
                       Resources, Power Supply
                       Revenue, Series A, MBIA,
                       5.25%, 05/01/2009(b)
       2,000,000       Chicago, Illinois, Transit                     2,141,660
                       Authority Capital Grant
                       Receipts Revenue, Federal
                       Transit Administration,
                       Section 5307, Series B, AMBAC,
                       5.00%, 06/01/2009
       2,100,000       District of Columbia, 2001,                    2,291,121
                       Series B, FSA,
                       5.50%, 06/01/2009
       3,655,000       New Jersey Economic                            3,902,334
                       Development Authority,
                       Revenue, Cigarette Tax, FGIC,
                       5.00%, 06/15/2009
       1,330,000       New Jersey Economic                            1,420,001
                       Development Authority,
                       Revenue, Cigarette Tax, FSA,
                       5.00%, 06/15/2009
       3,300,000       New Jersey Economic                            3,542,319
                       Development Authority,
                       Revenue, School Facilities
                       Construction, Series C, MBIA,
                       5.00%, 06/15/2009
       7,000,000       Metropolitan Pier & Exposition                 7,565,040
                       Authority, Illinois, Dedicated
                       State Tax Revenue, McCormick
                       Place, Series A, MBIA,
                       5.25%, 06/15/2009
       3,790,000       New Jersey Economic                            4,071,294
                       Development Authority, Market
                       Transition Facilities Revenue,
                       Senior Lien Series A, MBIA,
                       5.00%, 07/01/2009
       1,780,000       Massachusetts Port Authority,                  1,918,235
                       Revenue, Series B, FSA,
                       5.50%, 07/01/2009
       2,000,000       Missouri State Regional                        2,157,480
                       Convention & Sports Complex
                       Authority, Refunding,
                       Convention & Sports Facility
                       Project, Series A-1, AMBAC,
                       5.00%, 08/15/2009
       4,055,000       Westmoreland County,                           4,374,291
                       Pennsylvania, Municipal
                       Authority, Municipal Service
                       Revenue, FGIC,
                       5.00%, 08/15/2009
       1,370,000       Mobile, Alabama, AMBAC,                        1,486,614
                       5.25%, 08/15/2009
       1,530,000       Texas Municipal Power Agency,                  1,663,416
                       Revenue, MBIA,
                       5.25%, 09/01/2009
       1,000,000       Anchorage, Alaska, FGIC,                       1,114,660
                       6.00%, 10/01/2009
       4,070,000       Palm Beach County Solid Waste                  4,528,119
                       Authority, Florida, Series A,
                       AMBAC,
                       6.00%, 10/01/2009
       1,370,000       Indiana State Transportation                   1,522,371
                       Finance Authority, Airport
                       Facilities Lease Revenue,
                       Series A, AMBAC,
                       6.00%, 11/01/2009

       1,505,000       Connecticut State Resource                     1,582,327
                       Recovery Authority, Unrefunded
                       Balance Mid-Connecticut
                       System, Series A, MBIA,
                       5.375%, 11/15/2009
       1,000,000       Providence Public Building                     1,051,030
                       Authority, Rhode Island,
                       Series A, FSA,
                       5.10%, 12/15/2009
       1,890,000       Chicago, Illinois, O'Hare                      2,027,025
                       International Airport,
                       Revenue, Second Lien-Series C,
                       MBIA,
                       5.00%, 01/01/2010
       8,975,000       Michigan Public Power Agency,                  9,781,224
                       Revenue, Refunding, Belle
                       River Project, Series A, MBIA,
                       5.25%, 01/01/2010
      10,910,000       Tacoma, Washington,  Electric                 11,979,508
                       System Revenue, Series B, FSA,
                       5.50%, 01/01/2010
       1,400,000       Allegheny County,                              1,511,622
                       Pennsylvania, Airport Revenue,
                       Pittsburgh International
                       Airport, Series A-1, MBIA,
                       AMT,
                       5.75%, 01/01/2010
       2,300,000       New Jersey State Turnpike                      2,561,579
                       Authority, Revenue, Unrefunded
                       Balance, Series A, MBIA,
                       5.75%, 01/01/2010
       2,000,000       Jefferson County, Alabama,                     2,178,280
                       Sewer Revenue, Refunding,
                       Series B8, FSA,
                       5.25%, 02/01/2010
      23,925,000       Pennsylvania State, Refunding                 26,196,440
                       & Projects, First Series,
                       MBIA,
                       5.25%, 02/01/2010
       1,025,000       Huntsville, Alabama,                           1,122,867
                       Refunding, Warrants, Series A,
                       FSA,
                       5.40%, 02/01/2010
      30,570,000       Massachusetts State, Series A,                33,727,575
                       MBIA,
                       5.50%, 02/01/2010
       4,630,000       Dallas County, Texas, Utility                  4,996,650
                       & Reclamation District, MBIA,
                       5.00%, 02/15/2010
       1,700,000       Plano Independent School                       1,834,623
                       District, Texas, PSF
                       Guaranteed,
                       5.00%, 02/15/2010
       1,000,000       Memphis-Shelby County Airport                  1,111,560
                       Authority, Tennessee,
                       Series A, MBIA, AMT,
                       6.25%, 02/15/2010
       2,225,000       Richland County, South                         2,388,827
                       Carolina, School District No.
                       001, FSA, SCSDE,
                       4.75%, 03/01/2010
       5,000,000       Houston, Texas, Refunding,                     5,495,550
                       Public Improvement, Series B,
                       FSA,
                       5.50%, 03/01/2010
       9,365,000       Massachusetts Bay                             10,926,801
                       Transportation Authority,
                       Refunding, Series A, MBIA,
                       7.00%, 03/01/2010
       1,810,000       Maury County, Tennessee,                       1,961,153
                       Refunding, Series A, MBIA,
                       5.00%, 04/01/2010
       7,635,000       New York State Thruway                         8,286,571
                       Authority, Highway & Bridge
                       Trust Fund, Second General
                       Series B, FSA,
                       5.00%, 04/01/2010

       1,240,000       Ohio State Building Authority,                 1,343,552
                       State Facilities
                       Administration Building
                       Project, Series A, FSA,
                       5.00%, 04/01/2010
       2,030,000       New York State Thruway                         2,225,469
                       Authority, Highway & Bridge
                       Trust Fund, Refunding,
                       Series C, MBIA,
                       5.25%, 04/01/2010
       3,570,000       California Department of Water                 3,914,362
                       Resources, Power Supply
                       Revenue, Series A, MBIA,
                       5.25%, 05/01/2010
       7,100,000       California Department of Water                 7,863,747
                       Resources, Power Supply
                       Revenue, Series A, MBIA,
                       5.50%, 05/01/2010
       1,065,000       Detroit City School District,                  1,221,268
                       Michigan, Series A, AMBAC,
                       6.50%, 05/01/2010
      12,240,000       Tulsa County, Industrial                      13,258,001
                       Authority, Oklahoma, Capital
                       Improvements Revenue,
                       Series B, FSA,
                       5.00%, 05/15/2010
       4,570,000       Chicago, Illinois, Transit                     5,002,688
                       Authority Capital Grant
                       Receipts Revenue, Federal
                       Transit Administration,
                       Section 5307, Series A, AMBAC,
                       5.25%, 06/01/2010
       1,625,000       District of Columbia,                          1,796,405
                       Series A, MBIA,
                       5.50%, 06/01/2010
      12,500,000       New Jersey Economic                           13,473,250
                       Development Authority,
                       Revenue, Cigarette Tax, FGIC,
                       5.00%, 06/15/2010
       3,540,000       New Jersey Economic                            3,815,624
                       Development Authority,
                       Revenue, Cigarette Tax, FSA,
                       5.00%, 06/15/2010
       1,000,000       Maricopa County Unified School                 1,075,680
                       District No. 48, Arizona,
                       Refunding, Series B, FSA,
                       4.75%, 07/01/2010
       1,420,000       Intermountain Power Agency,                    1,541,012
                       Utah, Power Supply Revenue,
                       Refunding, AMBAC,
                       5.00%, 07/01/2010
       2,410,000       Phoenix, Arizona, Civic                        2,620,032
                       Improvement Corporation,
                       Transit Excise Tax Revenue,
                       Light Rail Project, AMBAC,
                       5.00%, 07/01/2010
       3,900,000       Arizona School Facilities                      4,284,618
                       Board, Revenue, State School
                       Trust, Series A, AMBAC,
                       5.25%, 07/01/2010
       1,670,000       Energy Northwest, Washington,                  1,842,478
                       Electric Revenue, Refunding,
                       Columbia Generating, Series A,
                       XLCA,
                       5.50%, 07/01/2010
       2,510,000       Detroit, Michigan, Sewage                      2,838,935
                       Disposal Revenue, Series B,
                       MBIA,
                       6.00%, 07/01/2010
       5,410,000       Multnomah County, Oregon,                      5,891,328
                       Refunding, AMBAC,
                       5.00%, 08/01/2010

       3,000,000       Houston, Texas, Hotel                          3,334,290
                       Occupancy Tax & Special
                       Revenue, Refunding, Convention
                       & Entertainment, Series A,
                       AMBAC,
                       5.50%, 09/01/2010
       1,500,000       Brownsville, Texas, Utilities                  1,716,435
                       System Revenue, AMBAC,
                       6.25%, 09/01/2010
       2,065,000       Broward County, Florida,                       2,199,535
                       Airport System Revenue,
                       Series E, MBIA, AMT,
                       5.25%, 10/01/2010
       5,000,000       Connecticut State Resource                     5,264,450
                       Recovery Authority, Series A,
                       MBIA,
                       5.375%, 11/15/2010
      10,675,000       Nebraska Public Power                         11,645,998
                       District, Revenue, General
                       Series B, MBIA,
                       5.00%, 01/01/2011
       4,600,000       Florida State Board of                         5,080,746
                       Education, Series C, MBIA,
                       5.25%, 01/01/2011
       1,710,000       Chicago, Illinois, Board of                    1,961,250
                       Education, Lease Certificates,
                       Series A, MBIA,
                       6.25%, 01/01/2011
       5,555,000       Massachusetts State,                           6,204,935
                       Refunding, Series A, MBIA,
                       5.50%, 02/01/2011
      15,435,000       Bell County, Texas, Ltd. Tax                  16,800,843
                       Notes, FSA,
                       5.00%, 02/15/2011
       2,000,000       Louisiana State Office                         2,179,460
                       Facilities Corp., Lease
                       Revenue, Capitol Complex
                       Program, Series A, MBIA,
                       5.50%, 03/01/2011
       1,405,000       Illinois State, AMBAC,                         1,534,963
                       5.00%, 04/01/2011
       1,000,000       Ohio State Building Authority,                 1,094,700
                       Workers Compensation
                       Facilities, Series A, FGIC,
                       5.00%, 04/01/2011
       6,380,000       Illinois State, First Series,                  7,053,090
                       MBIA,
                       5.25%, 04/01/2011
       1,340,000       Wisconsin State, Series A,                     1,465,598
                       MBIA,
                       5.00%, 05/01/2011
      12,720,000       Tulsa County, Industrial                      13,912,500
                       Authority, Oklahoma, Capital
                       Improvements Revenue,
                       Series B, FSA,
                       5.00%, 05/15/2011
       4,465,000       New Jersey Economic                            4,841,310
                       Development Authority,
                       Revenue, Cigarette Tax, FGIC,
                       5.00%, 06/15/2011
       3,680,000       Delaware Transportation                        4,044,541
                       Authority, Transportation
                       System Revenue, Senior, MBIA,
                       5.00%, 07/01/2011
       4,015,000       Hawaii State, Refunding,                       4,403,572
                       Series DG, AMBAC,
                       5.00%, 07/01/2011
       7,755,000       Phoenix, Arizona, Civic                        8,509,949
                       Improvement Corporation,
                       Transit Excise Tax Revenue,
                       Light Rail Project, AMBAC,
                       5.00%, 07/01/2011

       1,815,000       Energy Northwest, Washington,                  2,007,898
                       Electric Revenue, Refunding,
                       Columbia Generating, Series A,
                       AMBAC,
                       5.25%, 07/01/2011
       2,930,000       New Jersey Economic                            4,038,653
                       Development Authority, MKT
                       Transaction IAC Rev, MBIA,
                       12.675%, 07/01/2011(e)
       6,000,000       New Jersey State, Refunding,                   6,573,420
                       Series N, AMBAC,
                       5.25%, 07/15/2011(d)
      16,500,000       Ohio State, Higher Education                  18,145,380
                       Capital Facilities,
                       Series II-A, AMBAC,
                       5.00%, 08/01/2011
       5,000,000       New Jersey State, MBIA-IBC,                    5,623,850
                       5.50%, 08/01/2011
       1,915,000       Philadelphia Parking                           2,109,545
                       Authority, Pennsylvania,
                       Revenue, FSA,
                       5.50%, 09/01/2011
       1,275,000       Brownsville, Texas, Utility                    1,484,368
                       System Revenue, AMBAC,
                       6.25%, 09/01/2011
       3,410,000       Deschutes County, Oregon,                      3,758,434
                       Administrative School District
                       No. 1,
                       Refunding,
                       FSA, 5.00%,
                       12/15/2011
       7,060,000       New Jersey State                               7,809,772
                       Transportation Trust Fund
                       Authority, Transportation
                       System, Series A, MBIA,
                       5.25%, 12/15/2011
       5,715,000       Chicago, Illinois, Refunding,                  6,250,153
                       Series A, FSA,
                       5.00%, 01/01/2012
       2,100,000       Grand Rapids, Michigan, Water                  2,362,983
                       Supply System Revenue, FGIC,
                       5.75%, 01/01/2012
       4,000,000       Richmond, Virginia, FSA,                       4,496,040
                       5.50%, 01/15/2012
       3,700,000       Lamar Consolidated Independent                 4,054,497
                       School District, Texas,
                       Schoolhouse, PSF-Guaranteed,
                       5.00%, 02/15/2012
       7,265,000       Ohio State Building Authority,                 8,009,735
                       Workers Compensation
                       Facilities, Series A, FGIC,
                       5.00%, 04/01/2012
      26,280,000       Tulsa County, Industrial                      28,933,229
                       Authority, Oklahoma, Capital
                       Improvements Revenue,
                       Series B, FSA,
                       5.00%, 05/15/2012
       8,060,000       Dade County School District,                   8,890,744
                       Florida, Remarketed, MBIA,
                       5.00%, 08/01/2012
       5,600,000       El Paso Texas, Refunding,                      6,161,400
                       FGIC,
                       5.00%, 08/15/2012
       3,455,000       Hamilton County, Ohio, Sales                   3,879,032
                       Tax Subordinated, Series B,
                       AMBAC,
                       5.75%, 12/01/2012
       3,500,000       Municipal Sub-District,                        3,745,140
                       Colorado, Water Conservancy
                       District Revenue, Series F,
                       AMBAC,
                       6.50%, 12/01/2012
       2,475,000       Chicago Public Building                        2,668,273
                       Commission, Illinois, Revenue,
                       Chicago Park District,
                       Series A, FGIC,
                       5.375%, 01/01/2013

       2,910,000       Manchester Housing &                           3,246,047
                       Redevelopment Authority, New
                       Hampshire, Revenue, Series A,
                       ACA,
                       6.75%, 01/01/2013
       2,085,000       New York State Dormitory                       2,227,760
                       Authority, Mental Health
                       Facilities Improvement
                       Project, Series 1, FSA,
                       5.125%, 01/15/2013
       1,195,000       New York State Dormitory                       1,279,188
                       Authority, Unrefunded, Mental
                       Health Service Facilities,
                       Series D, MBIA,
                       5.25%, 02/15/2013
      20,000,000       California Economic Recovery,                 22,628,400
                       Series A, MBIA,
                       5.25%, 07/01/2013
       1,035,000       Sacramento Municipal Utility                   1,215,680
                       District, California,
                       Series G, MBIA,
                       6.50%, 09/01/2013
       2,445,000       Sunrise, Florida, Utility                      2,786,493
                       System Revenue, AMBAC,
                       5.50%, 10/01/2013
       3,410,000       St. Clair County, Illinois,                    3,790,283
                       FGIC,
                       5.625%, 10/01/2013
       3,000,000       Hamilton County, Ohio, Sales                   3,383,040
                       Tax Subordinated, Series B,
                       AMBAC,
                       5.75%, 12/01/2013
       2,235,000       Manchester Housing &                           2,492,114
                       Redevelopment Authority, New
                       Hampshire, Revenue, Series A,
                       ACA,
                       6.75%, 01/01/2014
       5,425,000       Washington State Health Care                   5,823,412
                       Facilities Authority,
                       Children's Hospital & Regional
                       Medical Center, FSA,
                       5.25%, 10/01/2014
       1,150,000       Douglas County School District                 1,298,638
                       No. 206 (Eastmont),
                       Washington, FGIC,
                       5.75%, 12/01/2014
       1,000,000       Manchester Housing &                           1,113,310
                       Redevelopment Authority, New
                       Hampshire, Revenue, Series A,
                       ACA,
                       6.75%, 01/01/2015
       3,370,000       Cypress-Fairbanks Independent                  3,579,681
                       School District, Texas, PSF
                       Guaranteed,
                       5.25%, 02/15/2016
       3,515,000       Lansing Community College,                     4,002,003
                       Michigan, FGIC,
                       5.50%, 05/01/2016
      10,745,000       Lower Colorado River                          11,887,408
                       Authority, Texas, Revenue,
                       Series A, FSA,
                       5.875%, 05/15/2016
       1,800,000       Magnolia Independent School                    1,910,916
                       District, Texas, PSF
                       Guaranteed,
                       5.00%, 08/15/2016
       1,555,000       District of Columbia Water &                   1,903,755
                       Sewer Authority, Public
                       Utility Revenue, FSA,
                       6.00%, 10/01/2016
       6,995,000       Hawaii State, Series CX, FSA,                  7,826,915
                       5.50%, 02/01/2017
       2,000,000       Wisconsin State, Series B,                     2,207,100
                       FSA,
                       5.25%, 05/01/2017

       1,025,000       Regional Transportation                        1,194,843
                       Authority, Illinois,
                       Refunding, Series B, FGIC,
                       5.50%, 06/01/2017
       1,760,000       Clark County, Nevada,                          2,201,918
                       Series A, AMBAC,
                       6.50%, 06/01/2017
       7,000,000       Energy Northwest, Washington,                  7,917,700
                       Electric Revenue, Refunding,
                       Project, Series A, MBIA,
                       5.75%, 07/01/2017
       3,415,000       Tampa, Florida, Occupational                   3,821,009
                       License Tax, Refunding,
                       Series A, FGIC,
                       5.375%, 10/01/2017
       2,325,000       Garden State Preservation                      2,708,230
                       Trust, New Jersey, Open Space
                       & Farmland, Series 05A, FSA,
                       5.80%, 11/01/2017(d)
       3,065,000       University of Connecticut,                     3,417,015
                       Refunding, Student Fee
                       Revenue, Series A, FGIC,
                       5.25%, 11/15/2017
       2,405,000       Weld County School District                    2,625,731
                       No. 6 (Greeley), Colorado,
                       FSA,
                       5.25%, 12/01/2017
       1,575,000       Allen County, Indiana,                         1,761,165
                       Juvenile Justice Center, First
                       Mortgage Revenue, AMBAC,
                       5.50%, 01/01/2018
       3,000,000       Memphis-Shelby County Airport                  3,345,270
                       Authority, Tennessee, Revenue,
                       Series D, AMBAC,
                       6.25%, 03/01/2018
       7,790,000       New York State Thruway                         8,588,086
                       Authority, State Personal
                       Income Tax Revenue, Series A,
                       FSA,
                       5.00%, 03/15/2018(d)
       4,000,000       San Antonio, Texas, Water                      4,481,280
                       System Revenue, Refunding,
                       FSA,
                       5.50%, 05/15/2018
       3,435,000       Florida State, Department of                   3,754,489
                       Environmental Protection
                       Preservation, Revenue, Florida
                       Forever, Series A, FGIC,
                       5.00%, 07/01/2018
       2,455,000       Energy Northwest Washington,                   2,771,990
                       Electric Revenue, Refunding,
                       Columbia Generating, Series A,
                       MBIA,
                       5.75%, 07/01/2018
       2,865,000       New York State Dormitory                       3,529,565
                       Authority, New York
                       University, Series A, MBIA,
                       6.00%, 07/01/2018
       4,695,000       Tampa, Florida, Occupational                   5,265,912
                       License Tax, Refunding,
                       Series A, FGIC,
                       5.375%, 10/01/2018
      18,620,000       University of Massachusetts,                  20,517,006
                       Building Authority, Revenue,
                       Refunding, Senior Series 2,
                       AMBAC,
                       5.00%, 11/01/2018(d)
       3,400,000       Allegheny County,                              3,852,914
                       Pennsylvania, Series C-54,
                       MBIA,
                       5.375%, 11/01/2018

       2,725,000       University of Colorado,                        3,009,436
                       Enterprise System Revenue,
                       Refunding & Improvement,
                       AMBAC,
                       5.375%, 06/01/2019
       4,745,000       Michigan State, Certificates                   5,314,210
                       of Participation, New Center
                       Development, Inc., MBIA,
                       5.375%, 09/01/2019
       1,435,000       Cowlitz County, Washington,                    1,688,478
                       Special Sewer Revenue, CSOB
                       Wastewater Treatment, FGIC,
                       5.50%, 11/01/2019
       6,025,000       South Carolina State Public                    6,471,874
                       Service Authority, Revenue,
                       Refunding, Series D, FSA,
                       5.00%, 01/01/2020
       9,000,000       South Carolina State Public                    9,953,190
                       Service Authority, Revenue
                       Refunding, Series A, FGIC,
                       5.25%, 01/01/2020(d)
       2,360,000       New York City Transitional                     2,592,979
                       Finance Authority, New York,
                       Future Tax Secured, Series D,
                       MBIA,
                       5.25%, 02/01/2020
       3,255,000       Fresno Unified School                          4,005,082
                       District, California,
                       Refunding, Series A, MBIA,
                       6.00%, 02/01/2020
       2,270,000       Killeen Independent School                     2,467,581
                       District, Texas, Refunding,
                       PSF Guaranteed,
                       5.25%, 02/15/2020
       1,000,000       Texas State University System                  1,064,180
                       Financing Revenue, Refunding,
                       FSA,
                       5.00%, 03/15/2020
       1,000,000       Ohio State Building Authority,                 1,086,890
                       State Facilities Adult
                       Correctional Projects,
                       Series A, MBIA,
                       5.00%, 04/01/2020
       1,705,000       Lower Colorado River                           1,830,812
                       Authority, Texas, Revenue,
                       Refunding, MBIA,
                       5.00%, 05/15/2020
       3,000,000       San Antonio, Texas, Water                      3,333,900
                       System Revenue, Refunding,
                       FSA,
                       5.50%, 05/15/2020
       1,005,000       Regional Transportation                        1,398,910
                       Authority, Illinois, Series C,
                       FGIC,
                       7.75%, 06/01/2020
       8,140,000       Los Angeles Department of                      8,784,118
                       Water & Power, Power System,
                       California, Series A,
                       Subseries A-2, MBIA,
                       5.00%, 07/01/2020
      11,000,000       Metropolitan Atlanta Rapid                    11,661,650
                       Transit Authority, Georgia,
                       Sales Tax Revenue, Second
                       Indenture, Series B, MBIA,
                       5.10%, 07/01/2020
       1,785,000       Los Angeles Unified School                     1,972,193
                       District, California,
                       Series A, FSA,
                       5.25%, 07/01/2020
       7,090,000       New Hampshire Health &                         7,902,514
                       Education Facilities Finance
                       Authority, University System
                       of New Hampshire, AMBAC,
                       5.375%, 07/01/2020
       4,000,000       Kentucky State Property &                      4,734,040
                       Buildings Commission, Project
                       No. 76, AMBAC,
                       Refunding,
                       5.50%,
                       08/01/2020

       3,090,000       Mobile, Alabama, AMBAC,                        3,382,963
                       5.25%, 08/15/2020
       5,300,000       West Virginia University,                      5,761,047
                       Revenue, Refunding, West
                       Virginia University Projects,
                       Series B, FGIC,
                       5.00%, 10/01/2020
       4,155,000       Allegheny County,                              4,536,180
                       Pennsylvania, Series C-57,
                       FGIC,
                       5.00%, 11/01/2020
       3,135,000       Illinois State, Dedicated Tax                  3,913,577
                       Revenue, Civic Center, AMBAC,
                       6.25%, 12/15/2020
       4,970,000       South Carolina State Public                    5,321,975
                       Service Authority, Revenue,
                       Refunding, Series D, FSA,
                       5.00%, 01/01/2021
      10,985,000       Orange County, Florida, Sales                 11,955,415
                       Tax Revenue, Refunding,
                       Series A, FGIC,
                       5.125%, 01/01/2021
      12,390,000       South Carolina State, Public                  13,647,337
                       Service Authority Revenue,
                       Refunding, Series 2005A, FGIC,
                       5.25%, 01/01/2021(d)
       2,760,000       New York City Transitional                     3,022,945
                       Finance Authority, New York,
                       Future Tax Secured, Series E,
                       MBIA,
                       5.25%, 02/01/2021
       2,540,000       Hawaii State, Series CX, FSA,                  2,810,637
                       5.50%, 02/01/2021
       3,000,000       Arlington Independent School                   3,117,120
                       District, Texas, PSF
                       Guaranteed,
                       5.00%, 02/15/2021
       4,000,000       Chicago, Illinois, Public                      4,362,400
                       Building Commission, Building
                       Revenue, Chicago Transit
                       Authority, AMBAC,
                       5.25%, 03/01/2021
       4,700,000       New York State Thruway                         5,061,618
                       Authority, Highway & Bridge
                       Trust Fund, Series A, MBIA,
                       5.00%, 04/01/2021
       1,300,000       Ohio State Building Authority,                 1,408,940
                       State Facilities Adult
                       Correctional Projects,
                       Series A, MBIA,
                       5.00%, 04/01/2021
       2,465,000       Florida State Board of                         2,655,816
                       Education, Refunding Public
                       Education, Series B, MBIA,
                       5.00%, 06/01/2021
       7,000,000       MTA, New York, Service                         7,511,140
                       Contract, Refunding, Series A,
                       FGIC,
                       5.00%, 07/01/2021
      14,890,000       Puerto Rico Commonwealth,                     15,773,870
                       Refunding, Public Improvement,
                       Series C, FSA,
                       5.00%, 07/01/2021(c)
         810,000       New Jersey Healthcare                            832,721
                       Facilities Financing
                       Authority, Revenue, Jersey
                       City Medical Center, AMBAC,
                       FHA,
                       4.80%, 08/01/2021
       2,680,000       Harris County, Texas,                          2,944,168
                       Refunding, Toll Road, Senior
                       Lien, FSA,
                       5.375%, 08/15/2021

       5,540,000       New Jersey Economic                            6,204,191
                       Development Authority,
                       Revenue, School Facilities
                       Construction, Series I, FGIC,
                       5.00%, 09/01/2021
       1,705,000       Illinois State, First Series,                  1,869,055
                       MBIA,
                       5.25%, 10/01/2021
       2,000,000       Sarasota County, Florida,                      2,191,120
                       Utility System Revenue,
                       Refunding, Series C, FGIC,
                       5.25%, 10/01/2021
       5,875,000       Allegheny County,                              6,370,791
                       Pennsylvania, Series C-57,
                       FGIC,
                       5.00%, 11/01/2021
       3,000,000       Municipal Electric Authority,                  3,291,870
                       Georgia, Unrefunded Balance,
                       Combustion Turbine Project,
                       Series A, MBIA,
                       5.25%, 11/01/2021
       1,795,000       Grand Forks, North Dakota,                     1,962,994
                       Sales Tax Revenue, Refunding,
                       Alerus Project, Series A,
                       MBIA,
                       5.00%, 12/15/2021
       3,000,000       New Jersey State                               3,312,030
                       Transportation Trust Fund
                       Authority, Transportation
                       System, Series B, MBIA,
                       5.00%, 12/15/2021
      15,620,000       Orange County, Florida, Sales                 16,915,054
                       Tax Revenue, Refunding,
                       Series A, FGIC,
                       5.125%, 01/01/2022
       3,170,000       King County, Washington, Sewer                 3,465,793
                       Revenue, Refunding, Series A,
                       FGIC,
                       5.25%, 01/01/2022
       3,180,000       South Carolina State Public                    3,488,714
                       Service Authority Revenue,
                       Refunding, Series 2004A, FGIC,
                       5.25%, 01/01/2022(d)
       4,685,000       New York City Transitional                     5,121,642
                       Finance Authority, New York,
                       Future Tax Secured, Series E,
                       MBIA,
                       5.25%, 02/01/2022
       3,300,000       Fort Worth, Texas, Water &                     3,545,652
                       Sewer Revenue, Refunding &
                       Improvement, FSA,
                       5.00%, 02/15/2022
       4,220,000       Laredo Independent School                      4,559,583
                       District, Texas, Refunding,
                       PSF Guaranteed,
                       5.00%, 08/01/2022
       1,000,000       Yosemite, Community College                    1,087,380
                       District, California, Election
                       2004, Series A, FGIC,
                       5.00%, 08/01/2022
       8,990,000       Allegheny County,                              9,690,411
                       Pennsylvania, Series C-57,
                       FGIC,
                       5.00%, 11/01/2022
       6,060,000       Central Puget Sound,                           6,563,162
                       Washington, Regional
                       Transportation Authority,
                       Sales & Use Tax Revenue,
                       Series A, AMBAC,
                       5.00%, 11/01/2022

      36,775,000       Regional Transportation                       36,348,778
                       District, Colorado,
                       Certificates of Participation,
                       Transit Vehicles, Series A,
                       Remarketed, AMBAC,
                       2.30%, 12/01/2022(c)
       3,980,000       McGee-Creek Authority,                         4,853,331
                       Oklahoma, Water Revenue, MBIA,
                       6.00%, 01/01/2023
       4,040,000       Irving Independent School                      4,336,172
                       District, Texas, Refunding,
                       PSF Guaranteed,
                       5.00%, 02/15/2023
       3,455,000       Seguin Independent School                      3,657,463
                       District, Texas, PSF
                       Guaranteed,
                       5.00%, 04/01/2023
       5,680,000       Seattle, Washington, Municipal                 6,090,494
                       Light & Power, Revenue,
                       Refunding & Improvement, FSA,
                       5.00%, 08/01/2023
       2,770,000       Harris County, Texas,                          3,030,408
                       Refunding, Toll Road Senior
                       Lien, FSA,
                       5.375%, 08/15/2023
       2,000,000       Terrebonne Parish, Louisiana,                  2,197,160
                       Waterworks District No. 001,
                       Water Revenue, Series A,
                       AMBAC,
                       5.25%, 11/01/2023
       3,465,000       Jefferson County, Colorado,                    3,729,518
                       School District No. R-001,
                       FSA,
                       5.00%, 12/15/2023
       6,025,000       Comal Independent School                       6,374,631
                       District, Texas, Refunding,
                       Series A, PSF-Guaranteed,
                       5.00%, 02/01/2024
       4,935,000       Washoe County School District,                 5,297,476
                       Nevada, Refunding, School
                       Building, Series A, MBIA,
                       5.00%, 06/01/2024
       5,945,000       Wisconsin State,                               6,384,871
                       Transportation Revenue,
                       Series A, FSA,
                       5.00%, 07/01/2024
       2,000,000       Harris County, Texas, Toll                     2,059,980
                       Road Senior Lien, MBIA,
                       5.00%, 08/15/2024
       3,750,000       Jefferson County, Colorado,                    4,036,275
                       School District No. R-001,
                       FSA,
                       5.00%, 12/15/2024
       3,000,000       Orange County, Florida, School                 3,208,050
                       Board Certificates of
                       Participation, Series B,
                       AMBAC,
                       5.00%, 08/01/2025
       1,000,000       San Jose, Unified School                       1,080,470
                       District, California, Election
                       2002, Series B, FGIC,
                       5.00%, 08/01/2025
       2,810,000       Hilliard, School District,                     3,042,134
                       Ohio, Refunding, School
                       Construction, MBIA,
                       5.00%, 12/01/2025
       3,000,000       Hillsborough County, School                    3,214,320
                       Board, Florida, Certificates
                       of Participation, Series A,
                       MBIA,
                       5.00%, 07/01/2026
       4,905,000       Los Angeles, California, Waste                 5,220,686
                       Water System Revenue,
                       Refunding, Subordinated
                       Series A, MBIA,
                       5.00%, 06/01/2027

       9,645,000       Central Puget Sound,                          10,332,303
                       Washington, Regional
                       Transportation Authority,
                       Sales & Use Tax Revenue,
                       Series A, AMBAC,
                       5.00%, 11/01/2027
      18,445,000       San Antonio, Texas, Hotel                     19,452,835
                       Occupancy Revenue, Refunding,
                       Subordinated Lien, Series B,
                       AMBAC,
                       5.00%, 08/15/2034
      14,555,000       New Jersey State Turnpike                     14,548,887
                       Authority, Revenue, Series A,
                       AMBAC,
                       3.15%, 01/01/2035
                                                                 ---------------
Total Insured (Cost $1,374,846,716)                                1,409,316,540
                                                                 ---------------
TAX SUPPORTED:             32.04%
State General Obligations: 12.26%
       2,680,000       Florida State Board of                         2,712,964
                       Education, Public Education,
                       Capital Outlay, Series C,
                       4.00%, 06/01/2006
       2,540,000       Florida State Board of                         2,593,746
                       Education, Capital Outlay,
                       Public Education, Series B,
                       5.00%, 06/01/2006
       2,450,000       Ohio State, Highway Capital                    2,548,416
                       Improvement, Series F,
                       5.00%, 05/01/2007
       1,455,000       Florida State Board of                         1,515,804
                       Education, Capital Outlay,
                       Public Education, Series B,
                       5.00%, 06/01/2007
       4,340,000       California State,                              4,566,374
                       5.00%, 03/01/2008
       2,600,000       Georgia State, Series A,                       2,835,976
                       6.25%, 04/01/2008
      11,020,000       California State,                             11,646,928
                       5.00%, 06/01/2008
       1,670,000       Georgia State, Series D,                       1,859,729
                       6.70%, 08/01/2008
       8,765,000       California State,                              9,599,340
                       6.10%, 10/01/2008
       6,440,000       Massachusetts State,                           6,911,730
                       Consolidated Loan, Series C,
                       5.25%, 12/01/2008
       4,380,000       Delaware State, Series A,                      4,700,922
                       5.00%, 01/01/2009
       4,685,000       Massachusetts State,                           5,033,049
                       Refunding, Series A,
                       5.25%, 01/01/2009
       3,890,000       Massachusetts State,                           4,210,964
                       Consolidated Loan, Series E,
                       5.50%, 01/01/2009
       2,110,000       Pennsylvania State, First                      2,255,252
                       Series,
                       5.00%, 01/15/2009
      24,770,000       Pennsylvania State, Refunding                 26,694,877
                       & Projects, First Series,
                       5.25%, 02/01/2009(b)
      14,855,000       Texas State, Series B,                        15,941,495
                       5.125%, 10/01/2009
      14,010,000       Massachusetts State,                          15,401,893
                       Refunding, Series A,
                       5.50%, 01/01/2010
      66,205,000       Maryland State, Refunding,                    71,995,289
                       5.00%, 02/01/2010(b)
       1,110,000       New Jersey State,                              1,223,653
                       5.50%, 02/01/2010
       6,185,000       Massachusetts State,                           6,937,962
                       Consolidated Loan, Series A,
                       6.00%, 02/01/2010

      30,760,000       North Carolina State,                         33,439,811
                       Refunding,
                       5.00%, 03/01/2010
       3,115,000       California State,                              3,387,469
                       5.25%, 03/01/2010
       2,225,000       Massachusetts Bay                              2,475,491
                       Transportation Authority,
                       Series A,
                       5.75%, 03/01/2010
       2,275,000       Ohio State, Community Schools,                 2,467,465
                       Series A,
                       5.00%, 03/15/2010
       6,565,000       California State,                              7,094,008
                       5.00%, 06/01/2010
       4,500,000       Pennsylvania State, Second                     4,987,575
                       Series,
                       5.50%, 06/01/2010
       1,355,000       Minnesota State,                               1,480,202
                       5.00%, 08/01/2010
       1,490,000       Georgia State, Series C,                       1,711,593
                       6.25%, 08/01/2010
       1,220,000       Massachusetts State, Series A,                 1,358,202
                       5.50%, 01/01/2011
       1,040,000       California State,                              1,127,600
                       5.00%, 02/01/2011
       1,845,000       Ohio State, Higher Education,                  2,017,083
                       Series B,
                       5.00%, 02/01/2011
      15,760,000       California State,                             17,839,847
                       6.00%, 02/01/2011
      24,165,000       North Carolina State, Public                  27,150,102
                       Improvement, Series A,
                       5.50%, 03/01/2011
       2,960,000       Ohio State, Highway Capital                    3,242,384
                       Improvement, Series H,
                       5.00%, 05/01/2011
      11,075,000       Pennsylvania State,                           12,290,149
                       Third Series,
                       5.25%, 07/01/2011
      11,270,000       Maryland State, State & Local                 12,439,601
                       Facilities Loan, First Series,
                       5.00%, 08/01/2011
       3,560,000       Pennsylvania State, Third                      3,906,815
                       Series,
                       5.00%, 09/01/2011
       1,785,000       Ohio State, Common Schools,                    1,961,983
                       Series B,
                       5.00%, 09/15/2011
         825,000       California State,                                899,572
                       5.00%, 02/01/2012
       3,780,000       Massachusetts Bay                              4,177,127
                       Transportation Authority,
                       Series A,
                       5.50%, 03/01/2012
       1,000,000       Georgia State, Series B,                       1,162,640
                       6.00%, 03/01/2012
       9,315,000       Massachusetts State,                          10,244,358
                       Consolidated Loan, Series A,
                       5.00%, 08/01/2012
      15,690,000       Florida State Board of                        17,413,390
                       Education, Series A,
                       5.00%, 01/01/2013
         990,000       Florida State Board of                         1,285,386
                       Education, Capital Outlay,
                       Unrefunded Balance,
                       9.125%, 06/01/2014
       2,875,000       Texas State,                                   3,048,190
                       5.25%, 08/01/2021
Total State General Obligations                                   -------------
(Cost $377,792,716)                                                 379,794,406
                                                                 --------------

Local General Obligations: 6.49%
       3,660,000       New York City, New York,                       3,761,089
                       Series I,
                       6.25%, 04/15/2006
       1,455,000       Montgomery County, Maryland,                   1,499,625
                       Refunded, Series A,
                       5.75%, 07/01/2006
       6,235,000       New York City, New York,                       6,381,710
                       Series G,
                       5.00%, 08/01/2006
       2,310,000       New York City, New York,                       2,410,023
                       Series G,
                       5.00%, 08/01/2007
       3,205,000       Carrollton, Texas, Refunding &                 3,351,629
                       Improvement,
                       5.00%, 08/15/2007
       2,620,000       Jersey City, New Jersey,                       2,798,003
                       Series A,
                       6.00%, 10/01/2007
       2,000,000       McLean County Public Building                  2,197,460
                       Commission, Illinois,
                       7.25%, 11/01/2007
       1,275,000       Phoenix, Arizona, Refunding,                   1,353,310
                       Series A,
                       5.00%, 07/01/2008
       2,585,000       Broward County, Florida,                       2,764,632
                       Refunding, Series B,
                       5.00%, 01/01/2009
       2,000,000       Charlotte, North Carolina,                     2,114,000
                       Series B,
                       4.50%, 02/01/2009
       1,660,000       Charlotte, North Carolina,                     1,782,624
                       Refunding,
                       5.00%, 02/01/2009
       2,665,000       Dallas, Texas,                                 2,756,356
                       4.00%, 02/15/2009
       3,355,000       Dallas County Community                        3,587,502
                       College District, Texas,
                       Maintenance Tax Notes,
                       5.00%, 02/15/2009
       3,060,000       Horry County School District,                  3,282,186
                       South Carolina, Series A,
                       SCSDE,
                       5.00%, 03/01/2009
       6,910,000       Du Page County Water                           7,453,748
                       Commission, Illinois,
                       Refunding,
                       5.25%, 03/01/2009
       3,750,000       New York City, New York,                       4,005,563
                       Series D,
                       5.00%, 08/01/2009
       3,735,000       New York City, New York,                       3,989,540
                       Series D,
                       5.00%, 08/01/2009
       8,500,000       New York City, New York,                       9,159,770
                       Series B,
                       5.25%, 08/01/2009
       2,255,000       Seattle, Washington,                           2,433,145
                       Refunding,
                       5.00%, 01/01/2010
       1,020,000       Indianapolis Local Public                      1,053,007
                       Improvement Bond Bank,
                       Indiana, Series B,
                       5.00%, 02/01/2010
       5,000,000       Du Page County Water                           5,466,750
                       Commission, Illinois,
                       Refunding,
                       5.25%, 03/01/2010
       6,350,000       Fairfax County, Virginia,                      6,987,921
                       Refunding & Public
                       Improvement, Series A,
                       5.25%, 04/01/2010
      14,095,000       New York City, New York,                      15,184,402
                       Series B,
                       5.00%, 08/01/2010
       4,520,000       New York City, New York,                       4,869,351
                       Series I,
                       5.00%, 08/01/2010

       1,170,000       Austin, Texas, Public                          1,298,080
                       Improvement,
                       5.75%, 09/01/2010
       7,360,000       New York City, New York,                       7,975,517
                       Refunding, Series G,
                       5.00%, 08/01/2011
       3,330,000       New York City, New York,                       3,608,488
                       Series H,
                       5.00%, 08/01/2011
      20,665,000       New York City, New York,                      22,482,900
                       Series G,
                       5.00%, 08/01/2012
         140,000       New York City, New York,                         144,932
                       Series I,
                       5.875%, 03/15/2013
       2,000,000       Walled Lake Consolidated                       2,239,280
                       School District, Michigan,
                       Q-SBLF,
                       5.75%, 05/01/2013
       2,285,000       Shelby County, Tennessee,                      2,541,468
                       Public Improvement, Series A,
                       5.625%, 04/01/2014
       2,965,000       Montgomery County, Maryland,                   3,299,215
                       Public Improvement, Series A,
                       5.00%, 02/01/2016
       1,000,000       Harris County, Texas, Toll                     1,042,650
                       Road,
                       5.125%, 08/15/2017
       5,285,000       Horry County School District,                  5,894,889
                       South Carolina, Series A,
                       SCSDE,
                       5.375%, 03/01/2018
       2,375,000       Harris County, Texas,                          2,626,607
                       Refunding,
                       5.375%, 10/01/2018
       1,880,000       Harris County, Texas, Flood                    2,084,375
                       Control District, Refunding,
                       Series A,
                       5.25%, 10/01/2020
       1,000,000       Sacramento City Finance                        1,132,860
                       Authority, California, Lease
                       Revenue, Series B,
                       5.40%, 11/01/2020
       6,735,000       Du Page County, Illinois, Jail                 7,834,152
                       Project,
                       5.60%, 01/01/2021
       1,920,000       Du Page County, Illinois,                      2,233,344
                       Stormwater Project,
                       5.60%, 01/01/2021
       2,160,000       Beachwood City School                          2,418,574
                       District, Ohio, Refunding &
                       Improvement,
                       5.50%, 12/01/2021
       4,745,000       Harris County, Texas, Flood                    5,218,219
                       Control District, Refunding,
                       Series A,
                       5.25%, 10/01/2022
       5,000,000       Chester County, Pennsylvania,                  5,399,550
                       5.00%, 11/15/2022
       5,255,000       Harris County, Texas, Flood                    5,757,746
                       Control District, Refunding,
                       Series A,
                       5.25%, 10/01/2023
      14,000,000       Harris County, Texas,                         15,294,160
                       Refunding, Permanent
                       Improvement, Series A,
                       5.25%, 10/01/2024
Total Local General Obligations                                   -------------
(Cost $195,651,149)                                                 201,170,352
                                                                 --------------

Tax Lease: 3.93%
       1,005,000       New York State Dormitory                       1,005,000
                       Authority, City University,
                       Series C,
                       5.70%, 07/01/2005
       1,005,000       New York State Dormitory                       1,005,000
                       Authority, City University,
                       Series C,
                       5.70%, 07/01/2005
       1,000,000       City University of New York,                   1,003,410
                       Certificates of Participation,
                       John Jay College,
                       5.75%, 08/15/2005
       1,000,000       New York State Dormitory                       1,032,240
                       Authority, State University,
                       Series A,
                       6.50%, 05/15/2006
       5,925,000       Tobacco Settlement Financing                   5,981,998
                       Corp., New York, Tobacco
                       Asset-Backed Bonds,
                       Series A-1,
                       4.00%, 06/01/2006
       9,135,000       New Jersey State Certificates                  9,505,059
                       of Participation, Equipment
                       Lease Purchase, Series A,
                       5.00%, 06/15/2007(b)
       1,000,000       New York State Dormitory                       1,055,410
                       Authority, City University,
                       Series A,
                       5.75%, 07/01/2007
       7,515,000       New York State Thruway                         7,918,480
                       Authority, Service Contract
                       Revenue, Local Highway &
                       Bridge, Series A,
                       5.00%, 03/15/2008
       7,185,000       Tobacco Settlement Financing                   7,569,182
                       Corp., New York, Tobacco
                       Asset-Backed Bonds,
                       Series A-1,
                       5.00%, 06/01/2008
       5,000,000       Charlotte, North Carolina,                     5,339,750
                       Certificates of Participation,
                       Equipment Acquisition Project,
                       Series B,
                       5.00%, 03/01/2009
       2,160,000       New York State Dormitory                       2,318,587
                       Authority, Revenue, Mental
                       Health Facilities Improvement,
                       Series B,
                       5.00%, 02/15/2010
       6,200,000       Virginia Public School                         6,892,912
                       Authority, School Financing
                       1997, Series B,
                       5.50%, 08/01/2010
       5,215,000       Michigan Municipal Bond                        5,752,301
                       Authority, Revenue, Refunding,
                       School Loan, Series A,
                       5.25%, 12/01/2010
       6,600,000       Virginia College Building                      7,212,084
                       Authority, Educational
                       Facilities Revenue,
                       Refunding-21st Century College
                       Project, Series B,
                       5.00%, 02/01/2011
       5,545,000       Virginia Commonwealth, Board                   6,157,002
                       of Transportation, Revenue,
                       Refunding, U.S Route 58
                       Corridor Development,
                       Series B,
                       5.25%, 05/15/2011
      11,270,000       Tobacco Settlement Financing                  11,486,159
                       Corp., New York, Tobacco
                       Asset-Backed Bonds,
                       Series A-1,
                       5.00%, 06/01/2011
       2,375,000       Virginia State Public Building                 2,613,213
                       Authority, Facilities Revenue,
                       Refunding, Series D,
                       5.00%, 08/01/2011

       8,650,000       Tobacco Settlement Financing                   8,833,466
                       Corp., New York, Tobacco
                       Asset-Backed Bonds Series A-1,
                       5.25%, 06/01/2012
       4,295,000       North Carolina Infrastructure                  4,735,066
                       Finance Corp., Certificates of
                       Participation, Capital
                       Improvement,Series A,
                       5.00%, 02/01/2013
       1,280,000       New York State Dormitory                       1,436,211
                       Authority, City University,
                       Series A,
                       5.75%, 07/01/2013
      16,495,000       Tobacco Settlement Financing                  17,706,888
                       Corp., New York, Tobacco
                       Asset-Backed Settlement,
                       Series C-1,
                       5.50%, 06/01/2014
       1,955,000       Jackson County, Missouri,                      2,062,936
                       Public Building Corp.,
                       Leasehold Revenue, Capital
                       Improvements Project,
                       5.00%, 12/01/2025
       2,975,000       New York State Urban                           3,145,259
                       Development Corp.,
                       Correctional & Youth
                       Facilities, Service Contract
                       Revenue, Series A,
                       5.00%, 01/01/2027
                                                                 --------------
Total Tax Lease (Cost $121,376,332)                                 121,767,613
                                                                 --------------
Special Tax: 9.16%
       8,380,000       Quarry Community Development                   8,391,816
                       District, Florida, Special
                       Assessment, Bond Anticipation
                       Notes,
                       5.00%, 11/01/2005
       2,060,000       Chicago, Illinois, Tax                         2,074,173
                       Increment Allocation,
                       Subordinated Central Loop
                       Redevelopment, Series A,
                       6.50%, 12/01/2005
         325,000       Capital Region Community                         327,993
                       Development District, Florida,
                       Revenue, Capital Improvement,
                       Series B,
                       5.95%, 05/01/2006
       4,085,000       Monterra Community Development                 4,089,126
                       District, Florida, Revenue,
                       Bond Anticipation Notes,
                       5.00%, 06/01/2006
         375,000       Vistancia Community Facilities                   376,789
                       District, Arizona,
                       4.25%, 07/15/2006
       1,500,000       Connecticut State, Special Tax                 1,555,575
                       Obligation Revenue, Series B,
                       6.00%, 09/01/2006
       1,310,000       Dove Mountain Resort Community                 1,321,987
                       Facilities District, Arizona,
                       Assessment Lien,
                       6.00%, 12/01/2006
      23,595,000       California Economic Recovery,                 24,209,414
                       Series A,
                       4.50%, 01/01/2007
         430,000       Village Community Development                    435,607
                       District No. 5, Florida,
                       Special Assessment Revenue,
                       Series B,
                       5.40%, 05/01/2007
         145,000       Double Branch Community                          146,610
                       Development District, Florida,
                       Special Assessment,
                       Series B-1,
                       5.60%, 05/01/2007

         310,000       Vizcaya Community Development                    314,554
                       District, Florida, Special
                       Assessment,
                       5.90%, 05/01/2007
       1,020,000       Las Vegas Special Improvement                  1,037,054
                       District No. 808, Summerlin
                       Area, Nevada, Local
                       Improvement Bonds,
                       5.50%, 06/01/2007
       2,760,000       California Economic Recovery,                  2,880,860
                       Series A,
                       5.00%, 07/01/2007
         300,000       Vistancia Community Facilities                   303,111
                       District, Arizona,
                       4.75%, 07/15/2007
       1,095,000       Connecticut State Special Tax                  1,150,867
                       Obligation Revenue, Series A,
                       5.25%, 09/01/2007
       2,030,000       Meadow Pointe IV Community                     2,051,944
                       Development District, Florida,
                       Capital Improvement Revenue,
                       Series B,
                       5.125%, 11/01/2007
         650,000       Reunion East Community                           663,462
                       Development District, Florida,
                       Special Assessment, Series B,
                       5.90%, 11/01/2007
       1,650,000       North Las Vegas Local                          1,670,625
                       Improvement, District No. 60,
                       Aliante, Nevada,
                       4.25%, 12/01/2007
      19,085,000       Tax Exempt Municipal                          19,231,573
                       Infrastructure Improvement
                       Trust, Maryland, Certificates
                       Series 2004A, Class A,
                       3.80%, 05/01/2008(f)
       2,790,000       Live Oak, Community                            2,829,116
                       Development District No. 001,
                       Florida, Special Assessment,
                       Series B,
                       5.30%, 05/01/2008
         110,000       Stoneybrook Community                            111,819
                       Development District, Florida,
                       Capital Improvement Revenue,
                       Series B,
                       5.70%, 05/01/2008
         175,000       Narcoossee Community                             178,537
                       Development District, Florida,
                       Special Assessment, Series B,
                       5.75%, 05/01/2008
         160,000       Waterchase Community                             162,440
                       Development District, Florida,
                       Capital Improvement Revenue,
                       Series B,
                       5.90%, 05/01/2008
       1,655,000       Las Vegas Special Improvement                  1,674,761
                       District No. 607, Nevada,
                       Local Improvement Bonds,
                       4.30%, 06/01/2008
       2,115,000       Gateway Services Community                     2,161,192
                       Development District, Florida,
                       Special Assessment,
                       Stoneybrook Project,
                       5.50%, 07/01/2008
         400,000       Vistancia Community Facilities                   406,496
                       District, Arizona,
                       5.00%, 07/15/2008
       5,647,000       Tax Exempt Municipal                           5,613,852
                       Infrastructure Improvement
                       Trust, Maryland, Certificates
                       Series 2004C, Class A,
                       4.05%, 11/01/2008(f)

      20,570,000       New York City Transitional                    21,920,215
                       Finance Authority, New York,
                       Future Tax Secured,
                       Subseries D-1,
                       5.00%, 11/01/2008
       2,345,000       Heritage Harbour South                         2,366,762
                       Community Development
                       District, Florida, Special
                       Assessment Revenue, Capital
                       Improvement, Series B,
                       5.40%, 11/01/2008
       1,900,000       North Las Vegas Local                          1,935,226
                       Improvement District No. 60,
                       Aliante, Nevada,
                       4.65%, 12/01/2008
       2,325,000       Henderson Local Improvement                    2,350,714
                       Districts No. T-14, Nevada,
                       4.35%, 03/01/2009
       1,430,000       Huntington Community                           1,438,780
                       Development District, Florida,
                       Special Assessment, Series B,
                       5.00%, 05/01/2009
       1,375,000       Meadow Pointe III Community                    1,387,403
                       Development District, Florida
                       Capital Improvement Revenue,
                       Series A,
                       5.00%, 05/01/2009
       3,265,000       Seven Oaks Community                           3,297,976
                       Development District II,
                       Florida, Special Assessment
                       Revenue, Series B,
                       5.00%, 05/01/2009
       1,140,000       Middle Village Community                       1,153,543
                       Development District, Florida,
                       Special Assessment, Series C,
                       5.125%, 05/01/2009
       3,365,000       Overoaks Community Development                 3,401,241
                       District, Florida, Capital
                       Improvement Revenue, Series B,
                       5.125%, 05/01/2009
       1,525,000       Bonita Springs, Florida,                       1,555,378
                       Vasari Community Development
                       District Revenue, Capital
                       Improvement, Series B,
                       6.20%, 05/01/2009
         560,000       Greyhawk Landing Community                       575,792
                       Development District, Florida,
                       Special Assessment Revenue,
                       Series B,
                       6.25%, 05/01/2009
          80,000       Saddlebrook Community                             82,925
                       Development District, Florida,
                       Special Assessment, Series B,
                       6.25%, 05/01/2009
      10,900,000       Tulsa County, Oklahoma,                       11,639,020
                       Industrial Authority, Capital
                       Improvements Revenue,
                       Series B,
                       5.00%, 05/15/2009
       7,635,000       Katy, Texas, Development                       7,980,178
                       Authority Revenue, Metro
                       Contract, Series A,
                       5.75%, 06/01/2009
       1,150,000       Illinois State, Sales Tax                      1,164,559
                       Revenue, Series U,
                       5.00%, 06/15/2009
         500,000       Vistancia Community Facilities                   509,995
                       District, Arizona,
                       5.30%, 07/15/2009
       1,000,000       Connecticut State, Special Tax                 1,117,530
                       Obligation Series B,
                       6.15%, 09/01/2009
         525,000       Heritage Isles Community                         528,318
                       Development District, Florida,
                       Special Assessment, Series B,
                       5.00%, 11/01/2009

       2,230,000       Live Oak, Community                            2,252,590
                       Development District No. 002,
                       Florida, Special Assessment,
                       Series B
                       5.00%, 11/01/2009
       1,175,000       South Bay Community                            1,182,614
                       Development District, Florida,
                       Capital Improvement Revenue,
                       Series B-1,
                       5.125%, 11/01/2009
         990,000       North Las Vegas Local                          1,010,622
                       Improvement District No. 60,
                       Aliante, Nevada,
                       5.00%, 12/01/2009
      11,750,000       California Economic Recovery,                 12,810,672
                       Series A,
                       5.25%, 01/01/2010
       3,775,000       New York City Transitional                     4,076,660
                       Finance Authority, New York,
                       Future Tax Secured, Series E,
                       5.00%, 02/01/2010
       7,890,000       New York City Transitional                     8,525,382
                       Finance Authority, New York,
                       Future Tax, Series C,
                       5.00%, 02/15/2010
       5,410,000       Paseo Community Development                    5,422,605
                       District, Florida, Capital
                       Improvement Revenue, Series B,
                       4.875%, 05/01/2010
       2,090,000       Harbor Bay Community                           2,167,100
                       Development District, Florida,
                       Capital Improvement Revenue,
                       Series B,
                       6.35%, 05/01/2010
       1,430,000       Tulsa County, Industrial                       1,542,241
                       Authority, Oklahoma, Capital
                       Improvements Revenue,
                       Series B,
                       5.00%, 05/15/2010
         500,000       Vistancia Community Facilities                   515,310
                       District, Arizona,
                       5.55%, 07/15/2010
       3,485,000       Clark County Special                           3,535,428
                       Improvement District No. 142,
                       Nevada,
                       5.00%, 08/01/2010
         555,000       Dupree Lakes Community                           558,963
                       Development District, Florida,
                       Capital Improvement Revenue,
                       5.00%, 11/01/2010
       9,520,000       California Economic Recovery,                 10,489,707
                       Series A,
                       5.25%, 01/01/2011
       1,700,000       Jefferson County, Alabama,                     1,842,035
                       Limited Obligation, School
                       Warrants, Series A,
                       5.25%, 01/01/2011
       1,900,000       Meadow Woods Community                         1,918,829
                       Development District, Florida,
                       Special Assessment, Series B,
                       5.25%, 05/01/2011
       6,850,000       Hammock Bay Community                          6,915,828
                       Development District, Florida,
                       Special Assessment Revenue,
                       Series B,
                       5.375%, 05/01/2011
       2,055,000       Las Vegas Special Improvement                  2,110,834
                       District No. 607, Nevada,
                       Local Improvement Bonds,
                       5.15%, 06/01/2011
       2,355,000       Massachusetts Bay                              2,581,575
                       Transportation Authority,
                       Massachusetts, Sales Tax
                       Revenue, Refunding,
                       Senior Series B,
                       5.00%, 07/01/2011

       4,900,000       New YorK City Transitional                     5,371,625
                       Finance Authority, New York,
                       Future Tax Secured, Series B,
                       5.00%, 08/01/2011
       1,605,000       Clark County Special                           1,639,363
                       Improvement District No. 142,
                       Nevada,
                       5.30%, 08/01/2011
       1,975,000       Venetian Community Development                 2,081,867
                       District, Florida, Capital
                       Improvement Revenue, Series B,
                       5.95%, 05/01/2012
       2,000,000       Bonnet Creek Resort Community                  2,155,600
                       Development District, Florida,
                       Special Assessment,
                       7.125%, 05/01/2012
       2,400,000       Miromar Lakes Community                        2,566,512
                       Development District, Florida,
                       Capital Improvement Revenue,
                       Series B,
                       7.25%, 05/01/2012
       3,225,000       Illinois State, Sales Tax                      3,684,143
                       Revenue, Series Q,
                       6.00%, 06/15/2012
         780,000       Hot Springs, Arkansas, Sales &                   781,069
                       Use Tax, Refunding &
                       Improvement,
                       4.125%, 07/01/2012
       2,000,000       Chicago, Illinois, Kingsbury                   2,099,100
                       Redevelopment Project,
                       Series A,
                       6.57%, 02/15/2013
       1,000,000       Henderson Local Improvement                    1,009,600
                       Districts No. T-16, Nevada,
                       4.75%, 03/01/2013
       2,900,000       South Bay Community                            2,959,566
                       Development District, Florida,
                       Capital Improvement Revenue,
                       Series B-2,
                       5.375%, 05/01/2013
       5,385,000       Parkway Center Community                       5,558,289
                       Development District, Florida,
                       Special Assessment, Refunding,
                       Series B,
                       5.625%, 05/01/2014
         625,000       Allegheny County,                                650,431
                       Pennsylvania, Redevelopment
                       Authority, Revenue, Pittsburgh
                       Mills Project,
                       5.10%, 07/01/2014
       1,705,000       Dyer Redevelopment Authority,                  1,970,264
                       Indiana, Economic Development
                       Lease,
                       6.875%, 07/15/2014
       3,525,000       Pingree Grove, Illinois,                       3,583,233
                       Special Service Area No. 1,
                       Special Tax, Cambridge Lakes
                       Project, Series 05-1,
                       5.25%, 03/01/2015
       2,735,000       Villages of Westport Community                 2,783,574
                       Development District, Florida,
                       Capital Improvement Revenue,
                       Series A,
                       5.125%, 05/01/2015
       2,315,000       Arizona Tourism & Sports                       2,402,924
                       Authority, Tax Revenue,
                       Baseball Training Facilities
                       Project,
                       5.00%, 07/01/2015
       1,500,000       Arizona Tourism & Sports                       1,550,850
                       Authority, Tax Revenue,
                       Baseball Training Facilities
                       Project,
                       5.00%, 07/01/2016

       3,561,000       Celebrate, North Community                     3,723,951
                       Development Authority,
                       Virginia, Special Assessment
                       Revenue Project, Series B,
                       6.25%, 03/01/2018
       2,695,000       Dyer Redevelopment Authority,                  3,081,274
                       Indiana, Economic Development
                       Lease,
                       6.55%, 07/15/2020
       2,715,000       Beacon Tradeport Community                     2,898,398
                       Development District, Florida,
                       Industrial Project, Series B,
                       7.125%, 05/01/2022
       5,000,000       Westchester Community                          5,259,900
                       Development District No.1,
                       Florida, Special Assesment,
                       6.00%, 05/01/2023
       1,000,000       Allegheny County,                              1,059,910
                       Pennsylvania, Redevelopment
                       Authority, Revenue, Pittsburgh
                       Mills Project,
                       5.60%, 07/01/2023
       4,300,000       Midtown Miami Community                        4,548,497
                       Development District, Florida,
                       Special Assessment Revenue,
                       Series A,
                       6.00%, 05/01/2024
       1,140,000       New York City Transitional                     1,240,730
                       Finance Authority, New York,
                       Future Tax Secured, Series B,
                       5.25%, 02/01/2029(c)
                                                                 --------------
Total Special Tax (Cost $279,687,523)                               283,896,573
                                                                 --------------
Miscellaneous Tax: 0.20%
       5,325,000       Indianapolis Local Public                      6,042,277
                       Improvement Bond Bank,
                       Indiana, Series B,
                       6.00%, 01/10/2013
                                                                 --------------
Total Miscellaneous Tax (Cost $5,252,578)                             6,042,277
                                                                 --------------
Total Tax Supported (Cost $979,760,298)                             992,671,221
                                                                 --------------
REVENUE: 13.08%
Education - Other: 0.16%
       2,500,000       Pima County, Arizona,                          2,519,300
                       Industrial Development
                       Authority, Education Revenue,
                       Refunding, Horizon Community
                       Learning Center,
                       4.45%, 06/01/2014
       2,245,000       Red River, Texas, Education                    2,255,866
                       Finance Revenue, Parish Day
                       School Project, Series A,
                       3.10%, 12/01/2031
                                                                 --------------
Total Education - Other (Cost $4,735,739)                             4,775,166
                                                                 --------------
Electric Revenue: 5.11%
       1,530,000       Energy Northwest, Washington,                  1,530,000
                       Wind Project Revenue,
                       Series A,
                       4.30%, 07/01/2005
      19,620,000       Long Island Power Authority,                  19,994,546
                       New York, Electric System
                       Revenue, Series B,
                       5.00%, 06/01/2006
      15,215,000       California Department of Water                15,915,955
                       Resources, Power Supply
                       Revenue, Series A,
                       5.50%, 05/01/2007

       7,000,000       Long Island Power Authority,                   7,254,240
                       New York, Electric System
                       Revenue, Series A,
                       5.00%, 06/01/2007
       3,500,000       Washington State, Public Power                 3,683,855
                       Supply System Revenue, Nuclear
                       Project No. 3, Series B,
                       5.60%, 07/01/2007
       1,000,000       San Antonio, Texas, Electric &                 1,059,290
                       Gas, Power System Revenue,
                       5.25%, 02/01/2008
      24,025,000       California Department of Water                25,642,843
                       Resources, Power Supply
                       Revenue, Series A,
                       5.50%, 05/01/2008
       6,115,000       Long Island Power Authority,                   6,407,236
                       New York, Electric System
                       Revenue, Series A,
                       5.00%, 06/01/2008
       2,370,000       Salt River Agricultural                        2,536,327
                       Improvement & Power District,
                       Arizona, Power Distribution
                       Electric System, Revenue,
                       Refunding, Salt River Project,
                       Series A,
                       5.00%, 01/01/2009
       3,810,000       North Carolina Eastern                         4,122,534
                       Municipal Power Agency, Power
                       System Revenue, Series B,
                       6.125%, 01/01/2009
       4,130,000       San Antonio, Texas, Electric &                 4,439,337
                       Gas, Refunding System,
                       5.25%, 02/01/2009
       8,515,000       California Department of Water                 9,232,559
                       Resources, Power Supply
                       Revenue, Series A,
                       5.50%, 05/01/2009
       4,280,000       Midland County, Michigan,                      4,506,540
                       Economic Development Corp.,
                       Pollution Control Revenue,
                       Series A, AMT,
                       6.875%, 07/23/2009
       7,130,000       Salt River Agricultural                        7,727,494
                       Improvement & Power District,
                       Arizona, Power Distribution
                       Electric System, Revenue,
                       Refunding, Salt River Project,
                       Series A,
                       5.00%, 01/01/2010
       2,875,000       Salt River Agricultural                        3,115,925
                       Improvement & Power District,
                       Arizona, Power Distribution
                       Electric System, Revenue,
                       Refunding, Salt River Project,
                       Series C,
                       5.00%, 01/01/2010
       1,115,000       San Antonio, Texas, Electric &                 1,226,177
                       Gas, Refunding System,
                       5.50%, 02/01/2010
       2,765,000       North Carolina Eastern                         2,960,430
                       Municipal Power Agency, Power
                       System Revenue, Refunding,
                       Series C,
                       5.25%, 01/01/2011
       3,540,000       North Carolina Eastern                         3,833,643
                       Municipal Power Agency, Power
                       System Revenue, Refunding,
                       Series A,
                       5.50%, 01/01/2011
      10,000,000       North Carolina Municipal Power                11,084,200
                       Agency No. 1, Catawba Electric
                       Revenue, Series A,
                       5.50%, 01/01/2012
       2,395,000       Seattle, Washington, Municipal                 2,668,413
                       Light & Power Revenue,
                       5.625%, 12/01/2012

       3,600,000       North Carolina Municipal Power                 4,020,336
                       Agency No. 1, Catawba Electric
                       Revenue, Series A,
                       5.50%, 01/01/2013
         630,000       North Carolina Eastern                           701,379
                       Municipal Power Agency, Power
                       System Revenue, Series D,
                       6.45%, 01/01/2014
       2,345,000       Seattle, Washington, Municipal                 2,609,024
                       Light & Power Revenue,
                       5.625%, 12/01/2014
       1,850,000       Seattle, Washington, Municipal                 2,030,468
                       Light & Power Revenue,
                       5.625%, 12/01/2016
       1,880,000       North Carolina Eastern                         2,013,236
                       Municipal Power Agency, Power
                       System Revenue, Series B,
                       5.70%, 01/01/2017
       2,500,000       San Antonio, Texas, Electric &                 2,785,325
                       Gas, Power System Revenue,
                       5.375%, 02/01/2020
       4,815,000       Orlando Utilities Commission,                  5,268,091
                       Florida, Water & Electric
                       Revenue,
                       5.25%, 10/01/2020
                                                                 --------------
Total Electric Revenue (Cost $154,644,796)                          158,369,403
                                                                 --------------
Health Care Revenue: 1.70%
       3,170,000       Indiana Health Facility                        3,288,748
                       Financing Authority Revenue,
                       Ascension Health Subordinated
                       Credit, Series A,
                       5.00%, 05/01/2007
         730,000       Connecticut State, Health &                      738,570
                       Educational Facility Authority
                       Revenue, Hospital for Special
                       Care, Series B,
                       5.125%, 07/01/2007
       2,090,000       Cuyahoga County, Ohio,                         2,281,757
                       Hospital Facilities Revenue,
                       Canton Incorporated Project,
                       6.75%, 01/01/2010
       3,215,000       Chattanooga Health,                            3,424,586
                       Educational & Housing Facility
                       Board, Tennessee, Catholic
                       Health Initiatives, Series A,
                       5.375%, 12/01/2011
       1,240,000       Kentucky Economic Development                  1,320,835
                       Finance Authority, Revenue,
                       Catholic Health Initiatives,
                       Series A,
                       5.375%, 12/01/2011
       1,320,000       Chester County Health &                        1,420,399
                       Education Facilities
                       Authority, Pennsylvania,
                       Hospital Revenue, Chester
                       County Hospital, Series A,
                       6.75%, 07/01/2021
       3,020,000       Allegheny County Hospital                      3,650,516
                       Development Authority,
                       Pennsylvania, Revenue, West
                       Pennsylvania Health System,
                       Series B,
                       9.25%, 11/15/2022
       9,230,000       Jacksonville, Florida,                         9,364,481
                       Economic Development
                       Commission, Healthcare
                       Facilities Revenue, Series B,
                       4.00%, 09/01/2023
       6,990,000       Miami Beach, Florida, Health                   7,905,271
                       Facilities Authority Hospital
                       Revenue, Refunding, Mount
                       Sinai Medical Center,
                       6.75%, 11/15/2024

       6,560,000       California Statewide                           6,654,792
                       Communities Development
                       Authority, Revenue, Kaiser
                       Permanente, Series E,
                       3.875%, 04/01/2032
      12,580,000       California Statewide                          12,442,501
                       Communities Development
                       Authority, Revenue, Kaiser
                       Permanente, Series F,
                       2.30%, 04/01/2033
Total Health Care Revenue                                         -------------
(Cost $50,470,597)                                                   52,492,456
                                                                 --------------
Higher Education Revenue: 0.25%
       2,735,000       Pennsylvania State University,                 2,742,247
                       Revenue,
                       5.00%, 08/15/2005
          75,000       Virginia Polytechnic                              78,122
                       Institute, State University,
                       Revenue, Unrefunded Balance,
                       Series A,
                       5.25%, 06/01/2008
       1,165,000       Vermont Educational & Health                   1,225,755
                       Buildings Financing Agency,
                       Revenue, Norwich University
                       Project,
                       5.50%, 07/01/2018
       2,820,000       Massachusetts Health &                         3,597,587
                       Educational Facilities
                       Authority, Revenue, Harvard
                       University, Series N,
                       6.25%, 04/01/2020
Total Higher Education Revenue                                    -------------
(Cost $6,857,280)                                                     7,643,711
                                                                 --------------
Toll Revenue: 0.76%
       4,000,000       Pocahontas Parkway                             2,348,080
                       Association, Virginia Toll
                       Road Revenue, Capital
                       Appreciation, Senior Series B,
                       0.00%, 08/15/2015
      19,835,000       Triborough Bridge & Tunnel                    21,244,277
                       Authority, New York, Toll
                       Revenue, Series B,
                       5.00%, 11/15/2020
                                                                 --------------
Total Toll Revenue (Cost $22,816,359)                                23,592,357
                                                                 --------------
Water/Sewer Revenue: 2.61%
      19,915,000       Logan/Todd Regional Water                     20,294,580
                       Commission, Kentucky, Revenue
                       Refunding,
                       4.00%, 02/01/2007
       2,000,000       Indiana Bond Bank, Revenue,                    2,105,260
                       Series B,
                       5.00%, 02/01/2008
       5,000,000       Todd Creek Farms, Metropolitan                 4,944,250
                       District No. 1, Colorado,
                       Water Revenue, Refunding &
                       Improvement,
                       4.75%, 12/01/2009
       1,940,000       Massachusetts Water Pollution                  2,119,857
                       Abatement Trust, Pool Program
                       Bonds, Series 7,
                       5.25%, 02/01/2010
       2,230,000       Texas State Water Development                  2,290,411
                       Board, Revenue, Revolving
                       Senior Lien, Series A,
                       5.50%, 07/15/2010
       4,965,000       Minnesota Public Facilities                    5,434,341
                       Authority, Water Pollution
                       Control Revenue, Refunding,
                       Series D,
                       5.00%, 03/01/2011
       1,525,000       Arizona Water Infrastructure                   1,700,162
                       Finance Authority, Revenue,
                       Water Quality, Series A,
                       5.75%, 10/01/2011

       3,620,000       Dallas, Texas, Waterworks &                    3,881,979
                       Sewer System Revenue,
                       5.00%, 10/01/2013
          55,000       Massachusetts Water Pollution                     62,975
                       Abatement Trust, Series B,
                       5.25%, 08/01/2014
       7,765,000       Guam Government, Waterworks                    7,775,949
                       Authority, Certificates of
                       Participation,
                       5.18%, 07/01/2015(d)
       3,460,000       Massachusetts Water Pollution                  3,715,002
                       Abatement Trust, New Bedford
                       Program, Series A,
                       5.125%, 02/01/2016
       3,500,000       Ohio State Water Development                   3,936,520
                       Authority, Pollution Control
                       Revenue,
                       5.25%, 06/01/2017
       6,850,000       Ohio State Water Development                   7,704,332
                       Authority, Pollution Control
                       Revenue,
                       5.25%, 12/01/2017
       3,460,000       Michigan Municipal Bond                        3,834,580
                       Authority, Revenue, Drinking
                       Water Revolving Fund,
                       5.25%, 10/01/2018
       1,160,000       Tampa, Florida, Water & Sewer                  1,281,440
                       Revenue, Refunding, Series A,
                       5.25%, 10/01/2018
       4,500,000       Michigan Municipal Bond                        4,981,140
                       Authority, Revenue, Clean
                       Water State Revolving Fund,
                       5.25%, 10/01/2019
       4,325,000       Michigan Municipal Bond                        4,815,801
                       Authority, Revenue, Clean
                       Water State Revolving Fund,
                       5.375%, 10/01/2021
Total Water/Sewer Revenue                                         -------------
(Cost $78,561,026)                                                   80,878,579
                                                                 --------------
Miscellaneous Revenue: 0.42%
       1,540,000       Broward County, Florida,                       1,587,755
                       Resource Recovery, Revenue,
                       Refunding, Wheelabrator South,
                       Series A,
                       5.00%, 12/01/2006
       1,700,000       Mashantucket Western Pequot                    1,823,012
                       Tribe, Connecticut, Special
                       Revenue, Sub Series B,
                       5.55%, 09/01/2008(f)
       3,510,000       Broad Street Community                         3,922,741
                       Development Authority,
                       Virginia, Revenue,
                       7.125%, 06/01/2015
       4,735,000       Port Authority Columbiana                      4,821,509
                       County, Ohio, Solid Waste
                       Facilities Revenue, Liberty
                       Waste, Series A,
                       7.00%, 08/01/2021
         900,000       Louisiana Local Government                       960,399
                       Environmental Facilities &
                       Community Development
                       Authority, Revenue, Air Cargo,
                       6.65%, 01/01/2025
Total Miscellaneous Revenue                                       -------------
(Cost $12,430,439)                                                   13,115,416
                                                                 --------------

Industrial Development/Pollution Control
Revenue: 2.07%
       1,100,000       Richland County, South                         1,118,733
                       Carolina, Environmental
                       Improvement Revenue,
                       International Paper Co.
                       Projects, Series A,
                       4.25%, 10/01/2007
       3,000,000       Russell County, Virginia,                      2,988,000
                       Industrial Development
                       Authority, Pollution Control
                       Revenue, Appalachian Power Co.
                       Project, Series I,
                       2.70%, 11/01/2007(c)
       6,100,000       Springfield Airport Authority,                 6,306,485
                       Illinois, Garrett Aviation
                       Services Project,
                       4.40%, 02/01/2008
       3,600,000       Chesapeake, Virginia,                          3,671,244
                       Industrial Development
                       Authority, Revenue, Pollution
                       Control Project,
                       5.25%, 02/01/2008(c)
       7,220,000       Gulf Coast Waste Disposal                      7,212,275
                       Authority, Texas, Waste
                       Management, Series D,
                       3.20%, 04/01/2012(c)
         670,000       Franklin, Wisconsin, Solid                       671,561
                       Waste Disposal Revenue, Waste
                       Management,
                       3.625%, 04/01/2016(c)
       4,465,000       Dickinson County Economic                      4,923,556
                       Development Corp., Michigan,
                       Environmental Improvement
                       Revenue, International Paper
                       Co. Project,
                       Series A,
                       5.75%,
                       06/01/2016
       2,500,000       Pennsylvania Economic                          2,497,350
                       Development Financing
                       Authority, Solid Waste
                       Disposal Revenue, Waste
                       Management Inc. Project,
                       Series A, AMT,
                       3.25%, 11/01/2021(c)
       5,305,000       Oklahoma Development Finance                   5,302,772
                       Authority, Revenue, Solid
                       Waste Disposal, Series A,
                       3.30%, 12/01/2021(c)
       9,100,000       Pope County, Arkansas,                         9,119,565
                       Revenue, Refunding, Entergy
                       Arkansas, Inc., Project,
                       5.05%, 09/01/2028(c)
      12,965,000       Beaver County Industrial                      13,007,784
                       Development Authority,
                       Pennsylvania, Pollution
                       Control, Revenue, Refunding,
                       Cleveland Electric Project,
                       3.75%, 10/01/2030(c)
       1,060,000       Clark County, Nevada,                          1,036,701
                       Pollution Cotrol Revenue,
                       Southern California, Series C,
                       3.25%, 06/01/2031(c)
       1,895,000       Cobb County, Georgia,                          1,887,022
                       Development Authority, Solid
                       Waste Disposal Revenue,
                       Georgia Waste Management
                       Project, Series A,
                       3.10%, 04/01/2033(c)
       4,500,000       California Pollution Control                   4,489,470
                       Financing Authority, Solid
                       Waste Disposal Revenue,
                       Republic Services, Inc.,
                       Project,
                       2.85%, 12/01/2033(c)
Total Industrial Development/Pollution Control Revenue            -------------
(Cost $63,391,045)                                                   64,232,518
                                                                 --------------
Total Revenue (Cost $393,907,281)                                   405,099,606
                                                                 --------------

ASSET-BACKED SECURITIES:   0.56%
Housing: 0.56%
       3,020,000       Chicago Housing Authority,                     3,136,421
                       Illinois, Capital Program
                       Revenue,
                       5.00%, 07/01/2007
       2,200,000       Minneapolis, Minnesota,                        2,201,320
                       Multifamily Revenue, Sumner
                       Field Phase II, LP Project,
                       AIG, AMT,
                       2.60%, 08/20/2008
       1,620,000       Maine Housing Authority,                       1,620,000
                       General Housing, Revenue, Draw
                       Down, Series A,
                       2.98%, 01/01/2010(c)
       2,070,000       Maricopa County Industrial                     2,113,967
                       Development Authority,
                       Arizona, Multifamily Housing
                       Revenue, Steeplechase
                       Apartments Project, Series B,
                       AMT,
                       6.25%, 12/01/2020
         690,000       Sedgwick & Shawnee Counties,                     721,733
                       Kansas, Single-Family Revenue,
                       GNMA Mortgage-Backed
                       Securities Program,
                       Series A-1, AMT,
                       6.50%, 12/01/2022(c)
         650,000       Jefferson Parish, Louisiana,                     665,600
                       Home Mortgage Revenue, FNMA &
                       GNMA Mortgage-Backed
                       Securities, Series C-1, AMT,
                       5.40%, 12/01/2024
       2,175,000       Munimae Trust, Certificate                     2,203,471
                       Class A-5, FHLMC,
                       4.80%, 07/14/2026
       1,120,000       District of Columbia Housing                   1,136,005
                       Finance Agency, Single-Family
                       FNMA & GNMA Mortgage Revenue,
                       Series A, AMT,
                       6.25%, 12/01/2028
         335,000       Oklahoma Housing Finance                         352,336
                       Agency, Single-Family
                       Redevelopment, Mortgage
                       Homeownership Loan,
                       Series B-2, AMT,
                       6.55%, 03/01/2029
         635,000       Missouri State Housing                           660,191
                       Development Commission, FNMA &
                       GNMA Mortgage Revenue,
                       Single-Family, Series B-2,
                       AMT,
                       6.40%, 09/01/2029
         195,000       Chicago, Illinois, Single                        205,553
                       Family Mortgage Revenue
                       Series A, FNMA, GNMA,
                       6.35%, 10/01/2030
       2,370,000       Minnesota State Housing                        2,339,095
                       Finance Agency, Residential
                       Housing, Series L-2,
                       2.35%, 01/01/2031
                                                                 --------------
Total Housing (Cost $17,264,947)                                     17,355,692
                                                                 --------------
Total Asset-Backed Securities
(Cost $17,264,947)                                                   17,355,692
                                                                 --------------

TAX EXEMPT VARIABLE-RATE DEMAND NOTES: 2.19%
      40,000,000       Texas State, Tax & Revenue                    40,032,000
                       Anticipation Notes,
                       3.00%, 08/31/2005
      13,000,000       Philadelphia, School District,                13,000,000
                       Pennsylvania, P Floats
                       Pt-2791,
                       2.31%, 08/01/2022
      14,705,000       New Jersey Economic                           14,705,000
                       Development Authority,
                       Revenue, P Floats Pt-2635,
                       2.31%, 09/01/2025

Total Tax Exempt Variable-Rate Demand Notes                       -------------
(Cost $67,713,482)                                                   67,737,000
                                                                 --------------
INVESTMENT SUMMARY
Total Investments
(Cost $3,044,773,981)(g)            100.68%                      $3,118,893,513
Cash and Other Assets, Less
Liabilities                          (0.68)                         (20,927,151)
                                    ------                       --------------
Net Assets                          100.00%                      $3,097,966,362
                                    ======                       ==============

======================================================================================================================
INTEREST RATE SWAPS
----------------------------------------------------------------------------------------------------------------------
Notional                                                                                                Unrealized
                                                   Rate                                                Appreciation/
Amount                   Description             Received          Rate Paid      Termination Date     (Depreciation)
----------------------------------------------------------------------------------------------------------------------
$129,000,000        Goldman Sachs Interest       Variable*         76.48% of         02/03/2006          $ (94,026)
                    Rate Swap                                    1 Month LIBOR+
 129,000,000        Merrill Lynch Interest       85.10% of          Variable*        02/03/2006            416,980
                    Rate Swap                 1 Month LIBOR+
  30,000,000        JP Morgan  Interest           2.988%            Variable*        05/05/2007             62,715
                    Rate Swap
  31,000,000        Citi Group  Interest          2.962%            Variable*        06/22/2007             20,468
                    Rate Swap
  12,400,000        Merrill Lynch Interest       Variable*           4.156%          08/01/2011             19,009
                    Rate Swap
  15,000,000        Merrill Lynch Interest       Variable*           4.258%          04/01/2013              6,952
                    Rate Swap
                                                                                                         ---------
Total Interest Rate Swaps                                                                                $ 432,098
                                                                                                         =========

* Variable interest based on the BMA (Bond Market Association) Municipal Swap Index, which fluctuates weekly.
+     Interest based on LIBOR (London Interbank Offered Rate).

======================================================================================================================
FINANCIAL FUTURE CONTRACTS SOLD
----------------------------------------------------------------------------------------------------------------------
                                 Number of        Expiration        Original         Value at          Unrealized
Type                             Contracts           Month           Value         June 30, 2005      Appreciation
----------------------------------------------------------------------------------------------------------------------
Swap
10 Yr. Future                       22           September 2005    $2,487,375       $ 2,483,250         $ 4,125

(a) Represents entire or partial position segregated as collateral for open futures contracts.
(b) Represents entire or partial position segregated as collateral for interest rate swap.
(c)   Variable rate coupon, rate shown as of June 30, 2005.
(d)   When issued security.
(e) Inverse floater security--security with variable or floating interest rate that moves in opposite direction of short-term interest rates.
(f) Securities is exempt from registration under Rule 144A of Securities Act of 1993. These securities are considered liquid and may be resold in transactions exempt exempt from registration, normally to qualified institutional buyer. At June 30, 2005, the aggregate market value of these securities amounted to $26,668,437 or 0.9% of net assets.
(g) At June 30, 2005, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $80,975,452 and gross unrealized depreciation of investments was $6,855,920, resulting in net unrealized appreciation of $74,119,532.

      Explanation of abbreviations:

      ACA-American Capital Access
      AIG-American International Group
      AMBAC-American Municipal Bond Assurance Corporation
      AMT-Subject to Alternative Minimum Tax
      CPI-Consumer Price Index
      CSOB-Cowlitz Sewer Operation Board
      FGIC-Financial Guaranty Insurance Company
      FHA-Federal Housing Authority
      FHLMC-Federal Home Loan Mortgage Corporation
      FNMA-Federal National Mortgage Association
      FSA-Financial Security Assurance, Inc.
      GNMA-Government National Mortgage Association
      IBC-International Bancshares Corporation
      MBIA-Municipal Bond Investors Assurance Corporation
      MTA-Metropolitan Transportation Authority
      PSF Guaranteed-(Texas) Permanent Schools Funds
      Q-SBLF-Qualified School Bond Loan Fund
      SCSDE-The South Carolina State Department of Education
      XLCA-XL Capital Assurance, Inc.

Please Note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

================================================================================
ALLOCATION OF PORTFOLIO NET ASSETS AT JUNE 30, 2005:
--------------------------------------------------------------------------------
Alabama                                                                    1.32%
Alaska                                                                     0.29
Arizona                                                                    1.45
Arkansas                                                                   0.32
California                                                                 8.88
Colorado                                                                   2.00
Connecticut                                                                1.18
Delaware                                                                   0.32
Florida                                                                    7.66
Georgia                                                                    0.79
Hawaii                                                                     0.66
Illinois                                                                   4.71
Indiana                                                                    0.88
Kansas                                                                     0.09
Kentucky                                                                   0.85
Louisiana                                                                  0.19
Maine                                                                      0.05
Maryland                                                                   3.72
Massachusetts                                                              6.35
Michigan                                                                   2.48
Minnesota                                                                  0.43
Missouri                                                                   0.16
Nebraska                                                                   0.38
Nevada                                                                     1.17
New Hampshire                                                              0.48
New Jersey                                                                 4.69
New Mexico                                                                 0.04
New York                                                                  11.27
North Carolina                                                             3.62
North Dakota                                                               0.06
Ohio                                                                       3.04
Oklahoma                                                                   2.77
Oregon                                                                     0.36
Pennsylvania                                                               6.35
Rhode Island                                                               0.52
South Carolina                                                             1.75
Tennessee                                                                  0.50
Texas                                                                     11.47
Utah                                                                       0.15
Vermont                                                                    0.04
Virginia                                                                   1.86
Washington                                                                 3.52
West Virginia                                                              0.19
Wisconsin                                                                  0.35
Guam                                                                       0.25
Puerto Rico                                                                0.51
District of Columbia                                                       0.56
Cash and Other Assets, Less Liabilities                                   (0.68)
                                                                         -------
Total                                                                    100.00%
                                                                         =======

Sanford C. Bernstein Fund, Inc.
Schedule of Investments
New York Municipal Portfolio
June 30, 2005 (Unaudited)

Principal Amount                Description                        Market Value

PREREFUNDED/ESCROWED: 11.13%
$    550,000          New York City, New York,                    $     559,779
                      Series G,
                      5.75%, 02/01/2006
                      Escrowed to Maturity
   2,135,000          New York State Environmental                    2,224,456
                      Facilities Corp., Pollution
                      Control Revenue, Prerefunded,
                      State Water Revolving Fund,
                      Series A,
                      4.95%, 06/15/2010
                      Prerefunded 06/15/2006 @ 102
     790,000          New York State Environmental                      824,926
                      Facilities Corp., Pollution
                      Control Revenue, Prerefunded,
                      State Water Revolving Fund,
                      Series A,
                      5.20%, 12/15/2015
                      Prerefunded 06/15/2006 @ 102
   9,835,000          New York City Municipal Water                  10,189,650
                      Finance Authority, Series A,
                      FSA,
                      5.375%, 06/15/2026
                      Prerefunded 06/15/2006 @ 101
   1,645,000          MTA, New York, Transit                          1,690,682
                      Facilities Service Contract,
                      5.40%, 07/01/2006
                      Escrowed to Maturity
   2,495,000          New York State Dormitory                        2,620,174
                      Authority, Revenue,
                      Prerefunded, City University,
                      5.75%, 07/01/2007
                      Prerefunded 07/01/2006 @ 102
       5,000          New York State Dormitory                            5,333
                      Authority, Mental Health
                      Services, Series A,
                      5.70%, 02/15/2009
                      Prerefunded 02/15/2007 @ 102
   1,040,000          New York State Dormitory                        1,109,181
                      Authority, Mental Health
                      Services, Series A,
                      5.70%, 02/15/2009
                      Prerefunded 02/15/2007 @ 102
   2,435,000          New York City, New York,                        2,654,077
                      Series M, AMBAC,
                      7.50%, 06/01/2007
                      Escrowed to Maturity
   1,885,000          New York State Environmental                    2,004,810
                      Facilities Corp., Pollution
                      Control Revenue, State
                      Revolving Fund, New York City
                      Municipal Water Finance
                      Authority Series 97-D,
                      6.00%, 06/15/2007
                      Escrowed to Maturity

   1,250,000          MTA, New York, Transit                          1,318,025
                      Facilities, Service Contract,
                      Series 7,
                      5.45%, 07/01/2007
                      Escrowed to Maturity
   1,000,000          MTA, New York, Commuter                         1,064,990
                      Facilities, Series A, MBIA,
                      6.00%, 07/01/2007
                      Escrowed to Maturity
   2,400,000          MTA, New York, Transit                          2,569,824
                      Facilities, Series K, MBIA,
                      6.30%, 07/01/2007
                      Escrowed to Maturity
   1,635,000          New York State Thruway                          1,743,744
                      Authority, Highway & Bridge,
                      Service Contract Revenue,
                      Series A2, MBIA,
                      5.25%, 04/01/2008
                      Escrowed to Maturity
     315,000          New York City Transitional                        337,362
                      Finance Authority, Future Tax
                      Secured, Series C,
                      5.00%, 05/01/2026
                      Prerefunded 05/01/2008 @ 101
      10,000          New York City Transitional                         10,710
                      Finance Authority, Future Tax
                      Secured, 2004, Series C,
                      5.00%, 05/01/2026
                      Prerefunded 05/01/2008 @ 101
   4,185,000          New York City Transitional                      4,510,300
                      Finance Authority, Future Tax
                      Secured, Series C,
                      5.25%, 05/01/2012
                      Prerefunded 05/01/2008 @ 101
   1,910,000          MTA, New York, Transit                          2,075,463
                      Facilities, Service Contract,
                      Series O, AMBAC,
                      5.75%, 07/01/2008
                      Escrowed to Maturity
       5,000          New York State Dormitory                            5,377
                      Authority, Mental Health
                      Revenue, Series D,
                      5.00%, 08/15/2017
                      Prerefunded 08/15/2008 @ 101
     185,000          New York State Environmental                      202,129
                      Facilities Corp., Clean Water
                      & Drinking Prerefunded
                      Revolving Funds, Series D,
                      5.15%, 10/15/2019
                      Prerefunded 10/15/2008 @ 102

   2,330,000          New York State Urban                            2,535,436
                      Development Corp.,
                      Correctional Facilities,
                      Series B, AMBAC,
                      5.25%, 01/01/2016
                      Prerefunded 01/01/2009 @ 101 (a)
   1,800,000          Onondaga County, New York,                      1,980,504
                      Economically Defeased,
                      5.70%, 04/01/2009
                      Escrowed to Maturity
   1,865,000          New York City Transitional                      2,042,567
                      Finance Authority, Future Tax
                      Secured, Series C,
                      5.25%, 05/01/2014
                      Prerefunded 05/01/2009 @ 101
     500,000          New York City Transitional                        547,605
                      Finance Authority, Future Tax
                      Secured, Series 1999 C,
                      5.25%, 05/01/2015
                      Prerefunded 05/01/2009 @ 101
   1,485,000          New York City Municipal Water                   1,658,210
                      Finance Authority, New York,
                      Series A,
                      6.00%, 06/15/2009
                      Escrowed to Maturity
   1,495,000          MTA, New York, Commuter                         1,676,852
                      Facilities, Series A, MBIA,
                      6.10%, 07/01/2009
                      Escrowed to Maturity
     440,000          New York State Environmental                      493,662
                      Facilities Corp., State
                      Revolving Funds, Series B,
                      5.875%, 07/15/2020
                      Prerefunded 07/15/2009 @ 101
   1,045,000          New York City Transitional                      1,208,532
                      Finance Authority, New York,
                      Future Tax, Series B,
                      6.25%, 11/15/2017
                      Prerefunded 05/15/2010 @ 101
   2,740,000          New York City, New York,                        3,199,553
                      Series A, XLCA,
                      6.50%, 05/15/2017
                      Prerefunded 05/15/2010 @ 101
     955,000          New York State Dormitory                        1,078,978
                      Authority, Mental Health
                      Services, Series D, FSA,
                      5.75%, 08/15/2011
                      Prerefunded 08/15/2010 @ 100
     960,000          New York State Dormitory                        1,084,627
                      Authority, Mental Health
                      Services, Series D, FSA,
                      5.75%, 02/15/2012
                      Prerefunded 08/15/2010 @ 100
   2,205,000          New York State Dormitory                        2,504,218
                      Authority, Mental Health
                      Services, Series D, FSA,
                      5.875%, 02/15/2013
                      Prerefunded 08/15/2010 @ 100

   3,000,000          New York State Thruway                          3,339,750
                      Authority Revenue, Local
                      Highway & Bridge Service
                      Contract,
                      5.25%, 04/01/2016
                      Prerefunded 04/01/2011 @ 100
   6,000,000          New York State Thruway                          6,679,500
                      Authority Revenue, Local
                      Highway & Bridge Service
                      Contract,
                      5.25%, 04/01/2018
                      Prerefunded 04/01/2011 @ 100
   1,830,000          Onondaga County, New York,                      2,080,234
                      5.70%, 04/01/2011
                      Escrowed to Maturity
   1,490,000          New York State Environmental                    1,704,471
                      Facilities Corp., Pollution
                      Control Revenue, State
                      Revolving Fund, New York City
                      Municipal Water Finance
                      Authority,
                      5.75%, 06/15/2011
                      Escrowed to Maturity
   4,770,000          New York State Environmental                    5,456,594
                      Facilities Corp., State Water
                      Revolving Fund, New York City
                      Municipal Water Refunding,
                      Series A,
                      5.75%, 06/15/2011
                      Escrowed to Maturity
   1,640,000          New York State Dormitory                        1,855,447
                      Authority, Lease Revenue,
                      State University, FGIC,
                      5.50%, 07/01/2017
                      Prerefunded 07/01/2011 @ 100
   1,000,000          New York State Dormitory                        1,131,370
                      Authority, Lease Revenue,
                      State University, FGIC,
                      5.50%, 07/01/2020
                      Prerefunded 07/01/2011 @ 100
   1,845,000          Nassau County Interim Finance                   2,079,795
                      Authority, New York, Sales Tax
                      Secured, Series A1, AMBAC,
                      5.375%, 11/15/2015
                      Prerefunded 11/15/2011 @ 100
     710,000          Nassau County Interim Finance                     800,355
                      Authority, New York, Sales Tax
                      Secured, Series A1, AMBAC,
                      5.375%, 11/15/2016
                      Prerefunded 11/15/2011 @ 100
   1,000,000          MTA, New York, Transit                          1,106,520
                      Facilities Revenue,
                      Series B-1, AMBAC,
                      5.00%, 07/01/2018
                      Prerefunded 01/01/2012 @ 100

  13,995,000          Triborough Bridge & Tunnel                     15,367,629
                      Authority, New York, Toll
                      Revenue, General Purpose
                      Senior Series,
                      5.50%, 01/01/2012
                      Escrowed to Maturity
   1,400,000          New York State Dormitory                        1,592,080
                      Authority, State University
                      Dormitory Facilities, Lease
                      Revenue,
                      5.375%, 07/01/2019
                      Prerefunded 07/01/2012 @ 100
   4,670,000          Niagara Falls Bridge                            5,591,578
                      Commission, New York,
                      6.30%, 10/01/2012
                      Escrowed to Maturity
  10,240,000          New Jersey State                               11,786,957
                      Transportation Trust Fund
                      Authority, Series 2003 C,
                      5.50%, 06/15/2021
                      Prerefunded 06/15/2013 @ 100
   7,860,000          MTA, New York, Dedicated Tax                    8,963,780
                      Fund, Series A, FSA,
                      5.25%, 04/01/2015
                      Prerefunded 10/01/2014 @ 100
   1,000,000          New York State Dormitory                        1,068,910
                      Authority, North General
                      Hospital, Secured Hospital
                      Program, Series G, MBIA,
                      5.20%, 02/15/2016
                      Escrowed to Maturity
   9,370,000          Triborough Bridge & Tunnel                     10,860,954
                      Authority, New York, Toll
                      Revenue, Series Y,
                      5.50%, 01/01/2017
                      Escrowed to Maturity
   2,545,000          New York City Transitional                      2,872,440
                      Finance Authority, Future Tax
                      Secured, Series B,
                      5.50%, 02/01/2017
                      Escrowed to Maturity
   1,060,000          MTA, New York, Transit                          1,140,041
                      Facilities, Series C-1,
                      5.25%, 07/01/2017
                      Escrowed to Maturity
   8,165,000          Triborough Bridge & Tunnel                      8,769,455
                      Authority, New York, Special
                      Obligation, Series A, MBIA,
                      5.125%, 01/01/2018
                      Escrowed to Maturity
   1,260,000          MTA, New York, Commuter                         1,327,460
                      Facilities, Series B, AMBAC,
                      5.00%, 07/01/2020
                      Escrowed to Maturity
                                                                 --------------
Total Prerefunded/Escrowed (Cost $144,137,938)                      153,307,056
                                                                 --------------

INSURED:         41.71%
   1,000,000          Port Authority of New York &                    1,022,440
                      New Jersey, Consolidated
                      139th, FGIC,
                      4.50%, 10/01/2006 (b)
   3,550,000          Port Authority of New York &                    3,704,603
                      New Jersey, Special Obligation
                      Revenue, MBIA,
                      6.00%, 12/01/2006
   2,035,000          Suffolk County, New York,                       2,137,157
                      Southwest Sewer District,
                      MBIA,
                      6.00%, 02/01/2007
  13,420,000          Long Island Power Authority,                   13,888,626
                      New York, Electric System
                      Revenue, MBIA,
                      5.00%, 04/01/2007 (a)
   2,090,000          Central Square Central School                   2,130,609
                      District, New York, Refunding,
                      FGIC,
                      3.75%, 05/15/2007
   2,000,000          New York State Dormitory                        2,095,900
                      Authority, State University,
                      Series B, FGIC,
                      5.375%, 05/15/2007
   2,565,000          New York City, New York,                        2,785,282
                      Unrefunded Balance, Series M,
                      AMBAC,
                      7.50%, 06/01/2007
   4,000,000          Westchester County Industrial                   4,028,880
                      Development Agency, New York,
                      Resource Recovery Revenue,
                      Series A, AMBAC,
                      5.60%, 07/01/2007
   2,130,000          Port Authority of New York &                    2,223,251
                      New Jersey, Consolidated
                      139th, FGIC,
                      5.00%, 10/01/2007
   3,765,000          MTA, New York, Transportation                   4,003,287
                      Revenue, Refunding, Series E,
                      MBIA,
                      5.50%, 11/15/2007
   1,560,000          New York City Transportation                    1,662,009
                      Authority, Certificates of
                      Participation, Series A,
                      AMBAC,
                      5.50%, 01/01/2008
   1,265,000          New York State Urban                            1,347,718
                      Development Corp.,
                      Correctional Facilities,
                      Series A, AMBAC,
                      5.50%, 01/01/2008
   1,345,000          Babylon, New York, Series A,                    1,549,507
                      AMBAC,
                      9.20%, 01/15/2008

   1,000,000          New York State Dormitory                        1,055,220
                      Authority, Brookdale Hospital
                      Revenue, Refunding, Series J,
                      AMBAC,
                      5.125%, 02/15/2008
   2,060,000          Longwood Central School                         2,146,850
                      District, New York, FGIC,
                      4.50%, 03/15/2008
   2,750,000          New York State Thruway                          2,925,395
                      Authority, Highway & Bridge
                      Trust Fund, Series A, FSA,
                      5.25%, 04/01/2008
     525,000          New York State Thruway                            558,485
                      Authority, Local Highway &
                      Bridge Service Contract
                      Revenue, Series A-2, MBIA,
                      5.25%, 04/01/2008
   1,000,000          Suffolk County Waterworks                       1,063,380
                      Authority, New York, MBIA,
                      5.10%, 06/01/2008
   4,575,000          New York State, Series B,                       4,635,024
                      AMBAC,
                      5.625%, 08/15/2008
  11,570,000          Port Authority of New York &                   12,353,289
                      New Jersey, Consolidated 126th
                      Series, FGIC,
                      5.25%, 11/15/2008
   2,090,000          Port Authority of New York &                    2,268,591
                      New Jersey, Special Obligation
                      Revenue, MBIA,
                      6.25%, 12/01/2008
   7,985,000          MTA, New York, Service                          8,539,878
                      Contract, Series B, FGIC,
                      5.00%, 01/01/2009
   1,900,000          New York State Dormitory                        2,026,863
                      Authority, Lease Revenue,
                      Municipal Health Facilities
                      Improvement Program, Series 1,
                      FSA,
                      5.00%, 01/15/2009
   2,750,000          New York State, Series A, FSA,                  2,842,400
                      4.00%, 03/15/2009
   1,290,000          New York State Dormitory                        1,382,274
                      Authority, State Personal
                      Income Tax Revenue, Series A,
                      FGIC,
                      5.00%, 03/15/2009
   9,280,000          New York State Thruway                          9,951,315
                      Authority, Highway & Bridge
                      Trust Fund, Series B, AMBAC,
                      5.00%, 04/01/2009
   4,550,000          Long Island Power Authority,                    4,905,719
                      New York, Electric System
                      Revenue, Series 8,
                      Subseries 8B-RMK, AMBAC,
                      5.25%, 04/01/2009 (c)

   2,475,000          Erie County Industrial                          2,653,200
                      Development Agency, New York,
                      School Facility Revenue,
                      School District of the City of
                      Buffalo, FSA,
                      5.00%, 05/01/2009
   1,980,000          Suffolk County, New York,                       2,126,995
                      Refunding, Series B, FSA,
                      5.00%, 05/01/2009
   1,065,000          New York State Dormitory                        1,163,715
                      Authority, State University
                      Revenue, Educational
                      Facilities, Series A, MBIA,
                      5.50%, 05/15/2009
   4,055,000          New York State Dormitory                        4,430,858
                      Authority, State University
                      Revenue, Series A, FGIC,
                      5.50%, 05/15/2009
   1,005,000          New York State Dormitory                        1,082,335
                      Authority, Jewish Board of
                      Family & Children, AMBAC,
                      5.00%, 07/01/2009
   8,135,000          New York State Dormitory                        8,836,969
                      Authority, City University
                      System Revenue, Consolidated
                      4th General Series A, MBIA,
                      5.25%, 07/01/2009
   3,630,000          New York State Dormitory                        3,928,168
                      Authority, City University
                      Revenue, Series A, AMBAC,
                      5.75%, 07/01/2009
   2,000,000          New York State Dormitory                        2,164,280
                      Authority, City University
                      Revenue, Series A, FSA,
                      5.75%, 07/01/2009
   1,550,000          Babylon, New York, Waste                        1,895,061
                      Facilities, FGIC,
                      9.00%, 08/01/2009
   2,000,000          MTA, New York, Dedicated Tax                    2,163,060
                      Fund, Series A, FSA,
                      5.00%, 11/15/2009
   6,270,000          Port Authority of New York &                    6,841,385
                      New Jersey, Consolidated 126th
                      Series, FGIC,
                      5.50%, 11/15/2009
   1,100,000          Long Island Power Authority,                    1,210,693
                      New York, Electric System
                      Revenue, Series A, AMBAC,
                      5.50%, 12/01/2009
   1,090,000          Nassau County, New York,                        1,197,005
                      Series G, MBIA,
                      5.40%, 01/15/2010
   1,125,000          Hempstead Town, New York,                       1,188,653
                      Series A, MBIA,
                      4.50%, 02/01/2010

   1,285,000          New York City Transitional                      1,391,102
                      Finance Authority, New York,
                      Future Tax Secured, Series E,
                      MBIA-IBC,
                      5.00%, 02/01/2010
   9,475,000          New York City Health &                         10,221,156
                      Hospital Corp., Health System
                      Revenue, Refunding, Series A,
                      AMBAC,
                      5.00%, 02/15/2010
   3,150,000          New York State Dormitory                        3,450,668
                      Authority, State Personal
                      Income Tax Revenue, Series A,
                      FGIC,
                      5.25%, 03/15/2010
   3,290,000          Long Island Power Authority,                    3,563,234
                      New York, Electric System
                      Revenue, AMBAC,
                      5.00%, 04/01/2010
   1,000,000          New York State Thruway                          1,089,720
                      Authority, Local Highway &
                      Bridge Service Contract, MBIA,
                      5.10%, 04/01/2010
   2,220,000          Erie County Industrial                          2,407,390
                      Development Agency, New York,
                      School Facility Revenue,
                      School District of the City of
                      Buffalo, FSA,
                      5.00%, 05/01/2010
   1,115,000          New York State Dormitory                        1,215,941
                      Authority, New York,
                      University Revenue, Series A,
                      MBIA,
                      5.00%, 07/01/2010
   6,680,000          MTA, New York, Service                          7,431,700
                      Contract, Series B, FGIC,
                      5.50%, 07/01/2010
   1,120,000          Nassau County, New York,                        1,242,752
                      Combined Sewer Districts,
                      Series A, AMBAC,
                      5.50%, 07/01/2010
  10,050,000          MTA, New York, Transportation                  10,985,655
                      Revenue, Refunding, Series E,
                      MBIA,
                      5.00%, 11/15/2010
   4,235,000          Nassau County Interim Finance                   4,629,279
                      Authority, New York, Sales Tax
                      Secured, Series A, AMBAC,
                      5.00%, 11/15/2010
  12,530,000          Port Authority of New York &                   13,840,763
                      New Jersey, Consolidated 126th
                      Series, FGIC,
                      5.50%, 11/15/2010
   7,950,000          Yonkers, New York, Refunding,                   8,650,474
                      Series A, MBIA,
                      5.00%, 12/01/2010

   8,260,000          New York State Thruway                          9,041,809
                      Authority, General Revenue,
                      Series F, AMBAC,
                      5.00%, 01/01/2011
   2,310,000          New York State Urban                            2,551,418
                      Development Corp.,
                      Correctional Refunding,
                      Series A, XLCA,
                      5.25%, 01/01/2011
   3,870,000          New York State Thruway                          4,238,114
                      Authority, State Personal
                      Income Tax Revenue, Series A,
                      FSA,
                      5.00%, 03/15/2011
   4,405,000          New York State Dormitory                        4,937,873
                      Authority, State Personal
                      Income Tax, Education,
                      Series A, MBIA,
                      5.50%, 03/15/2011
   9,230,000          New York State Local                           10,099,004
                      Government Assistance Corp.,
                      Refunding, Subordinated Lien,
                      Series A-1, FSA,
                      5.00%, 04/01/2011
   3,000,000          New York State Thruway                          3,287,370
                      Authority, Highway & Bridge
                      Trust Fund, Series B, FSA,
                      5.00%, 04/01/2011
   4,085,000          Long Island Power Authority,                    4,353,303
                      New York, Electric System
                      Revenue, MBIA,
                      5.125%, 04/01/2011
   3,675,000          New York State Thruway                          4,074,877
                      Authority, Second General
                      Highway and Bridge Trust Fund,
                      Series B, AMBAC,
                      5.25%, 04/01/2011
   4,625,000          New York State Thruway                          5,128,246
                      Authority, Highway & Bridge
                      Trust Fund, Refunding,
                      Series C, MBIA-IBC,
                      5.25%, 04/01/2011
   6,485,000          New York State Dormitory                        7,419,618
                      Authority, State University
                      Educational Facilities,
                      Series A, MBIA-IBC,
                      5.875%, 05/15/2011
   6,025,000          New York City Municipal Water                   6,621,174
                      Finance Authority, New York,
                      Water & Sewer System Revenue,
                      Series D, FSA,
                      5.00%, 06/15/2011
   1,580,000          New York State Dormitory                        1,737,431
                      Authority, New York,
                      University Revenue, Series B,
                      MBIA-IBC,
                      5.00%, 07/01/2011

   1,085,000          New York State Dormitory                        1,170,628
                      Authority, New York, Medical
                      College, MBIA,
                      5.25%, 07/01/2011
   1,000,000          Nassau County, New York,                        1,146,160
                      Series A, AMBAC,
                      6.00%, 07/01/2011
   1,030,000          New York City, New York,                        1,165,321
                      Series F, MBIA-IBC,
                      5.75%, 08/01/2011
   6,265,000          New York City, New York,                        7,088,096
                      Series G, MBIA-IBC,
                      5.75%, 08/01/2011
      45,000          New York State Dormitory                           50,209
                      Authority, Unrefunded Portion,
                      Mental Health Services,
                      Series D, FSA,
                      5.75%, 08/15/2011
   1,865,000          MTA, New York, Dedicated Tax                    2,055,547
                      Fund, Series A, MBIA,
                      5.00%, 11/15/2011
      40,000          New York State Dormitory                           44,630
                      Authority, Unrefunded Portion,
                      Mental Health Services,
                      Series D, FSA,
                      5.75%, 02/15/2012
   8,120,000          New York City Municipal Water                   9,418,469
                      Finance Authority, Water &
                      Sewer System Revenue,
                      Series A, AMBAC,
                      5.875%, 06/15/2012
   1,540,000          New York State Dormitory                        1,777,838
                      Authority, New York,
                      University Series A, MBIA,
                      5.75%, 07/01/2012
   1,000,000          Nassau County, New York,                        1,160,470
                      Series A, FGIC,
                      6.00%, 07/01/2012
   2,410,000          Yonkers, New York, Series A,                    2,642,517
                      MBIA,
                      5.00%, 08/01/2012
   1,100,000          Albany County, New York, FGIC,                  1,212,002
                      5.00%, 10/01/2012
   4,930,000          New York State Thruway                          5,457,756
                      Authority, General Revenue,
                      Series F, AMBAC,
                      5.00%, 01/01/2013
   1,880,000          New York State Dormitory                        2,008,724
                      Authority, Municipal Health
                      Facilities, Series 1, FSA,
                      5.125%, 01/15/2013
   1,110,000          New York State Dormitory                        1,188,200
                      Authority, Mental Health,
                      Series D, MBIA,
                      5.25%, 02/15/2013

     100,000          New York State Dormitory                          112,110
                      Authority, Unrefunded Portion,
                      Mental Health Services,
                      Series D, FSA,
                      5.875%, 02/15/2013
   3,895,000          New York State Local                            4,318,386
                      Government Assistance Corp.,
                      Refunding, Subordinated Lien,
                      Series A-1, FSA,
                      5.00%, 04/01/2013
   7,985,000          New York City Industrial                        8,429,126
                      Development Agency, New York,
                      Civic Facility Revenue, Magen
                      David Yeshivah Project, ACA,
                      4.99%, 06/15/2013
   1,000,000          New York City Municipal Water                   1,173,250
                      Finance Authority, New York,
                      Series A, AMBAC,
                      5.875%, 06/15/2013
   1,135,000          New York State Dormitory                        1,268,328
                      Authority, City University
                      System, Series 1, FSA,
                      5.75%, 07/01/2013
   1,000,000          Nassau County, New York,                        1,173,620
                      Series A, FGIC,
                      6.00%, 07/01/2013
   1,140,000          New York State Dormitory                        1,212,322
                      Authority, Brookdale Hospital,
                      Secured Hospital Program,
                      MBIA,
                      5.20%, 02/15/2014
   1,000,000          New York State Urban                            1,089,040
                      Development Corp., Community
                      Enhancement Facilities, AMBAC,
                      5.125%, 04/01/2014
   1,120,000          Erie County Industrial                          1,250,984
                      Development Agency, New York,
                      School Facility Revenue,
                      City School District, Buffalo
                      Project, FSA,
                      5.00%, 05/01/2014
   3,930,000          New York State Dormitory                        4,173,228
                      Authority, Secured Hospital
                      Program, Series E, MBIA,
                      5.20%, 02/15/2015
   1,355,000          New York State Local                            1,452,397
                      Government Assistance Corp.,
                      Series A, FGIC,
                      5.00%, 04/01/2015
   1,355,000          Port Authority of New York &                    1,426,937
                      New Jersey, Consolidated 117th
                      Series, FGIC, AMT,
                      5.125%, 11/15/2015
     765,000          Nassau County Interim Finance                     850,244
                      Authority, New York, Sales Tax
                      Secured, Series A1, AMBAC,
                      5.375%, 11/15/2015

   2,220,000          Long Island Power Authority,                    2,353,933
                      New York, Electric System
                      Revenue, Series A, FSA,
                      5.00%, 12/01/2015
   5,820,000          New York State Dormitory                        6,145,629
                      Authority, Revenue, Wyckoff
                      Heights, Series H, MBIA,
                      5.20%, 02/15/2016
   5,905,000          New York State Dormitory                        6,696,683
                      Authority, State University
                      Educational Facilities,
                      Series 1989, MBIA,
                      6.00%, 05/15/2016
   2,240,000          New York City, New York,                        2,362,797
                      Series B, FSA,
                      5.25%, 08/01/2016
     290,000          Nassau County Interim Finance                     321,790
                      Authority, New York, Sales Tax
                      Secured, Series A1, AMBAC,
                      5.375%, 11/15/2016
   1,310,000          New York State Thruway                          1,366,160
                      Authority, Highway & Bridge
                      Trust Fund, Series B, FSA,
                      5.00%, 04/01/2017
   2,045,000          New York State, Series D,                       2,195,880
                      AMBAC,
                      5.00%, 07/15/2017
   4,855,000          New York State Dormitory                        5,136,202
                      Authority, Mental Health,
                      Series D, MBIA,
                      5.00%, 08/15/2017
   1,900,000          New York State Thruway                          2,094,655
                      Authority, State Personal
                      Income Tax Revenue,
                      Series 2005 A, FSA,
                      5.00%, 03/15/2018 (d)
   1,120,000          New York State Thruway                          1,201,838
                      Authority, Highway & Bridge
                      Trust Fund, Series A, FGIC,
                      5.00%, 04/01/2018
   1,000,000          New York State Dormitory                        1,094,520
                      Authority, Winthrop University
                      Hospital Associates, Series A,
                      AMBAC,
                      5.25%, 07/01/2018
   1,000,000          New York State Dormitory                        1,231,960
                      Authority, New York,
                      University Series A, MBIA,
                      6.00%, 07/01/2018
   2,720,000          New York State Housing Finance                  2,921,770
                      Agency, Service Contract
                      Obligation Revenue, Series C,
                      MBIA-IBC,
                      5.50%, 09/15/2018
   5,325,000          MTA, New York, Revenue,                         6,021,457
                      Refunding, Series A, AMBAC,
                      5.50%, 11/15/2018

   2,310,000          New York State Environmental                    2,551,788
                      Facilities Corp., Personal
                      Income Tax  Revenue, Series A,
                      FGIC,
                      5.25%, 01/01/2019
   1,780,000          New York State Dormitory                        1,904,725
                      Authority, Mental Health
                      Services, Series C, MBIA,
                      5.25%, 02/15/2019
   2,500,000          New York State Thruway                          2,700,050
                      Authority, State Personal
                      Income Tax Revenue, Series A,
                      MBIA,
                      5.00%, 03/15/2019
   1,325,000          New York State Dormitory                        1,448,742
                      Authority, South Nassau
                      Community Hospital, Series B,
                      AMBAC,
                      5.25%, 07/01/2019
   1,415,000          MTA, New York, Dedicated Tax                    1,544,741
                      Fund, Series A, FSA,
                      5.125%, 11/15/2019
   1,030,000          New York State Environmental                    1,134,267
                      Facilities Corp., Personal
                      Income Tax Revenue, Series A,
                      FGIC,
                      5.25%, 01/01/2020
   4,175,000          New York State Thruway                          4,509,083
                      Authority, State Personal
                      Income Tax Revenue, Series A,
                      MBIA,
                      5.00%, 03/15/2020
   3,000,000          New York City Transitional                      3,279,060
                      Finance Authority, Future Tax
                      Secured, Series C, AMBAC,
                      5.25%, 08/01/2020
   6,205,000          New York State Urban                            6,847,342
                      Development Corp., State
                      Personal Income Tax Revenue,
                      Series 2005 A-1, AMBAC,
                      5.00%, 12/15/2020
   2,000,000          New York City Transitional                      2,190,540
                      Finance Authority, Future Tax
                      Secured, Series E, MBIA,
                      5.25%, 02/01/2021
   5,150,000          New York State Dormitory                        5,604,436
                      Authority, Mental Health
                      Services, Series D, FGIC,
                      5.00%, 02/15/2021
   1,055,000          New York State Thruway                          1,145,044
                      Authority, General Highway &
                      Bridge Trust Fund, Series A,
                      MBIA,
                      5.00%, 04/01/2021

  10,175,000          Puerto Rico Commonwealth,                      10,778,988
                      Refunding, Public Improvement,
                      Series C, FSA,
                      5.00%, 07/01/2021
   1,220,000          New York City, New York,                        1,284,355
                      Series D, MBIA,
                      5.25%, 08/01/2021
   1,800,000          New York City Transitional                      1,928,646
                      Finance Authority, New York,
                      Future Tax Secured, Series D,
                      MBIA,
                      5.00%, 02/01/2022
   7,120,000          New York State Dormitory                        7,712,669
                      Authority, Mental Health
                      Services, Series D, FGIC,
                      5.00%, 02/15/2022
   1,000,000          New York City Municipal Water                   1,045,920
                      Finance Authority, New York,
                      Series A, AMBAC,
                      5.125%, 06/15/2022
  10,995,000          MTA, New York, Transportation                  12,016,985
                      Revenue, Series A, AMBAC,
                      5.00%, 11/15/2022
   5,680,000          Port Authority of New York &                    6,252,317
                      New Jersey, Consolidated 140th
                      Series, FSA,
                      5.00%, 12/01/2022
   2,500,000          Long Island Power Authority,                    2,648,675
                      New York, Electric System
                      Revenue, Series A, FSA,
                      5.125%, 12/01/2022
   4,910,000          New York State Dormitory                        5,302,358
                      Authority, Mental Health
                      Services, Series B, AMBAC,
                      5.00%, 02/15/2023
   5,635,000          New York State Thruway                          6,114,200
                      Authority, State Personal
                      Income Tax Revenue, Series A,
                      AMBAC,
                      5.00%, 03/15/2023
   2,460,000          New York City Municipal Water                   2,664,500
                      Finance Authority, Water &
                      Sewer System Revenue,
                      Series B, FSA,
                      5.00%, 06/15/2023
   1,000,000          New York City Transitional                      1,076,220
                      Finance Authority, New York,
                      Future Tax Secured, Series B,
                      AMBAC,
                      5.00%, 08/01/2023
   1,240,000          New York City, New York,                        1,293,370
                      Series J, MBIA,
                      5.00%, 08/01/2023
   7,665,000          New York State Dormitory                        8,277,510
                      Authority, Mental Health
                      Services, Series D, FGIC,
                      5.00%, 08/15/2023

   5,300,000          Long Island Power Authority,                    5,708,047
                      New York, Electric System
                      Revenue, Series A, MBIA-IBC,
                      5.50%, 12/01/2023
   1,000,000          New York State Environmental                    1,086,160
                      Facilities Corp., State
                      Environment, Series A, FGIC,
                      5.00%, 12/15/2023
   1,000,000          New York State Thruway                          1,084,970
                      Authority, Second General
                      Highway and Bridge Trust Fund,
                      Series A, MBIA,
                      5.00%, 04/01/2024
   1,520,000          Erie County Industrial                          1,767,486
                      Development Agency, School
                      Facility Revenue, City School
                      District, Buffalo Project,
                      FSA,
                      5.75%, 05/01/2024
   4,485,000          New York City Municipal Water                   4,856,717
                      Finance Authority, New York,
                      Water & Sewer System Revenue,
                      Series B, AMBAC,
                      5.00%, 06/15/2024
   7,600,000          New York City Municipal Water                   8,244,176
                      Finance Authority, Water &
                      Sewer System Revenue,
                      Series C, MBIA,
                      5.00%, 06/15/2025
  15,000,000          Sales Tax Asset Receivable                     16,333,950
                      Corp., Refunding, Series A,
                      MBIA,
                      5.00%, 10/15/2025
  12,370,000          New York City Municipal Water                  13,355,147
                      Finance Authority, Water &
                      Sewer System Revenue,
                      Series C, MBIA,
                      5.00%, 06/15/2027
   4,135,000          Puerto Rico Public Finance                      4,594,729
                      Corp., Commonwealth
                      Appropriated, Series A, AMBAC,
                      5.25%, 08/01/2030
  14,640,000          Puerto Rico Public Finance                     16,267,675
                      Corp., Commonwealth
                      Appropriated, Series A, FGIC,
                      5.25%, 08/01/2031
  17,600,000          Energy Research & Development                  17,486,128
                      Authority, Pollution Control
                      Revenue, ARS Electric and Gas
                      Project, Series C, MBIA,
                      3.25%, 04/01/2034
                                                                 --------------
Total Insured    (Cost $559,039,395)                                574,429,929
                                                                 --------------

TAX SUPPORTED:   30.16%
Local General Obligations: 7.74%
     760,000          New York City, New York,                          773,429
                      Unrefunded Balance, Series G,
                      5.75%, 02/01/2006
   1,000,000          New York City, New York,                        1,027,620
                      Series I,
                      6.25%, 04/15/2006
   1,700,000          Schenectady, New York, Bond                     1,703,604
                      Anticipation Notes,
                      5.25%, 05/26/2006
   9,175,000          New York City, New York,                        9,390,888
                      Series G,
                      5.00%, 08/01/2006 (a)
   1,300,000          Westchester County, New York,                   1,381,380
                      Series A,
                      6.75%, 02/01/2007
   2,200,000          New York City, New York,                        2,295,260
                      Series A,
                      5.00%, 08/01/2007
   4,320,000          New York City, New York,                        4,528,613
                      Refunding, Series G,
                      5.25%, 08/01/2007
     500,000          New York City, New York,                          526,640
                      Series 98F,
                      5.50%, 08/01/2007
   3,600,000          New York City, New York,                        3,805,200
                      Series 04G,
                      5.00%, 08/01/2008
   1,775,000          New York City, New York,                        1,876,175
                      Series I,
                      5.00%, 08/01/2008
     800,000          Onondaga County, New York,                        877,840
                      Unrefunded Balance,
                      5.70%, 04/01/2009
  15,000,000          New York City, New York,                       16,022,250
                      Series G,
                      5.00%, 08/01/2009
   2,000,000          New York City, New York,                        2,136,300
                      Series I,
                      5.00%, 08/01/2009
   1,730,000          New York City, New York,                        1,864,282
                      Series A,
                      5.25%, 08/01/2009
  18,135,000          New York City, New York,                       19,714,196
                      Series G,
                      5.50%, 08/01/2009
   5,500,000          New York City, New York,                        5,892,645
                      Series J,
                      5.00%, 03/01/2010
   4,130,000          New York City, New York,                        4,449,208
                      Series A,
                      5.00%, 08/01/2010
   2,615,000          New York City, New York,                        2,817,113
                      Series B,
                      5.00%, 08/01/2010
   1,100,000          New York City, New York,                        1,185,019
                      Series B,
                      5.00%, 08/01/2010

   1,540,000          New York City, New York,                        1,659,026
                      Series G,
                      5.00%, 08/01/2010
   5,265,000          New York City, New York,                        5,671,932
                      Series I
                      5.00%, 08/01/2010
     770,000          Onondaga County, New York,                        870,539
                      Unrefunded Balance,
                      5.70%, 04/01/2011
   1,000,000          New York City, New York,                        1,083,630
                      Series H,
                      5.00%, 08/01/2011
   3,845,000          New York City, New York,                        4,183,245
                      Series G,
                      5.00%, 08/01/2012
   3,335,000          New York City, New York,                        3,599,132
                      Series F,
                      5.25%, 08/01/2016
   5,705,000          New York City, New York,                        6,217,138
                      Series A,
                      5.25%, 08/01/2017
   1,000,000          New York City, New York,                        1,108,250
                      Series C,
                      5.50%, 09/15/2019
                                                                 --------------
Total Local General Obligations (Cost $105,181,224)                 106,660,554
                                                                 --------------
Tax Lease: 9.60%
   2,500,000          MTA, New York, Service                          2,500,000
                      Contract, Series B,
                      5.00%, 07/01/2005 (a)
   1,020,000          New York State Dormitory                        1,020,000
                      Authority, City University,
                      Series A,
                      5.70%, 07/01/2005
   1,780,000          New York State Dormitory                        1,780,000
                      Authority, City University,
                      Series D,
                      5.70%, 07/01/2005
   2,290,000          Tobacco Settlement Financing                    2,312,030
                      Corp., New York, Tobacco
                      Settlement, Asset-Backed,
                      Series A-1,
                      4.00%, 06/01/2006 (a)
   4,085,000          MTA, New York, Service                          4,186,880
                      Contract, Series B,
                      5.25%, 07/01/2006 (a)
   4,240,000          New York State Dormitory                        4,367,327
                      Authority, City University
                      System Revenue, Consolidated
                      5th General Series A,
                      5.00%, 01/01/2007
   2,000,000          New York State Dormitory                        2,067,700
                      Authority, Mental Health
                      Services Facilities,
                      Series D-1,
                      5.00%, 02/15/2007

  14,765,000          Tobacco Settlement Financing                   15,301,265
                      Corp., New York, Tobacco
                      Settlement, Asset-Backed,
                      Series A-1,
                      5.00%, 06/01/2007
   1,015,000          New York State Dormitory                        1,064,278
                      Authority, Unrefunded Balance,
                      City University, System
                      Revenue, Series 2,
                      5.75%, 07/01/2007
   1,130,000          New York State Housing Finance                  1,176,646
                      Agency, Revenue, Health
                      Facilities, New York City,
                      Series A,
                      6.00%, 11/01/2007
   5,440,000          New York State Dormitory                        5,736,426
                      Authority, City University,
                      System Revenue, Consolidated
                      5th General Series A,
                      5.25%, 01/01/2008
   3,770,000          New York State Dormitory                        3,956,728
                      Authority, Mental Health
                      Services Facilities,
                      Series C-1,
                      5.00%, 02/15/2008
   3,775,000          New York State Dormitory                        4,011,315
                      Authority, Mental Health
                      Services Facilities,
                      Series C-1,
                      5.00%, 02/15/2009
   2,000,000          New York State Dormitory                        2,125,200
                      Authority, Mental Health
                      Services Facilities,
                      Series D-1,
                      5.00%, 02/15/2009
     460,000          New York State Dormitory                          487,963
                      Authority, Unrefunded Portion,
                      Mental Health Services,
                      Series A,
                      5.70%, 02/15/2009
   1,505,000          New York State Dormitory                        1,672,913
                      Authority, Mental Health
                      Services Facilities,
                      Improvement, Series B,
                      6.50%, 02/15/2009
   1,605,000          New York State Housing Finance                  1,707,640
                      Agency, Service Contract
                      Revenue, Refunding, Series K,
                      5.00%, 03/15/2009
   4,780,000          New York State Thruway                          5,102,889
                      Authority, Local Highway &
                      Bridge Service Contract,
                      Series A,
                      5.00%, 03/15/2009

   5,645,000          New York State Thruway                          6,030,666
                      Authority Revenue, Local
                      Highway & Bridge Service
                      Contract,
                      5.00%, 04/01/2009
   3,485,000          Tobacco Settlement Financing                    3,713,337
                      Corp., New York, Tobacco
                      Settlement, Asset Backed,
                      Series A-1,
                      5.00%, 06/01/2009
   1,125,000          New York State Dormitory                        1,215,506
                      Authority, City University,
                      Series A,
                      5.75%, 07/01/2009
   2,825,000          New York State Dormitory                        3,032,411
                      Authority, Mental Health
                      Services Facilities,
                      Series C-1,
                      5.00%, 02/15/2010
   1,490,000          Triborough Bridge & Tunnel                      1,687,172
                      Authority, New York,
                      Convention Center, Series E,
                      6.00%, 01/01/2011
   3,440,000          New York State Thruway                          3,836,185
                      Authority, Local Highway &
                      Bridge Service Contract
                      Revenue,
                      5.50%, 04/01/2011
   9,700,000          Tobacco Settlement Financing                    9,886,046
                      Corp., New York, Tobacco
                      Settlement, Asset-Backed,
                      Series A-1,
                      5.00%, 06/01/2011
   3,660,000          New York State Thruway                          4,119,037
                      Authority, Local Highway &
                      Bridge Service Contract,
                      Series 2002 C,
                      5.50%, 04/01/2012
   1,000,000          New York State Dormitory                        1,078,630
                      Authority, Westchester County
                      Court Facilities, AMBAC
                      Surety,
                      5.125%, 08/01/2012
   1,115,000          New York State Dormitory                        1,207,746
                      Authority, Westchester County
                      Court Facilities, AMBAC
                      Surety,
                      5.25%, 08/01/2013
  16,465,000          Tobacco Settlement Financing                   17,674,684
                      Corp., New York, Tobacco
                      Settlement, Asset-Backed,
                      Series C-1,
                      5.50%, 06/01/2014
   2,090,000          New York State Dormitory                        2,256,469
                      Authority, Westchester County
                      Court Facilities, AMBAC
                      Surety,
                      5.25%, 08/01/2017

   9,915,000          New York State Urban                           10,580,396
                      Development Corp.,
                      Correctional & Youth
                      Facilities Services, Series A,
                      5.25%, 01/01/2021
   4,860,000          New York State Dormitory                        5,343,278
                      Authority, State University,
                      5.25%, 11/15/2023 (c)
                                                                 --------------
Total Tax Lease  (Cost $131,363,405)                                132,238,763
                                                                 --------------
Special Tax: 12.82%
   2,645,000          South Tahoe Joint Powers                        2,636,986
                      Financing Authority,
                      California, Bond Anticipation
                      Notes, Redevelopment Project
                      1-B,
                      3.50%, 10/01/2005
   3,945,000          West Villages Improvement                       3,932,849
                      District, Florida, Bond
                      Anticipation Notes, Unit of
                      Development Number, Series 2,
                      5.00%, 02/01/2006
   1,550,000          Monterra Community Development                  1,551,566
                      District, Florida, Bond
                      Anticipation Notes,
                      5.00%, 06/01/2006
   1,365,000          New York State Local                            1,416,433
                      Government Assistance Corp.,
                      Refunding, Subordinated Lien,
                      Series A-2,
                      5.00%, 04/01/2007
   1,160,000          Fishhawk Community Development                  1,170,834
                      District No. 2, Florida,
                      Special Assessment Revenue,
                      Series B,
                      5.00%, 11/01/2007
   2,300,000          Meadow Pointe IV Community                      2,324,863
                      Development District, Florida,
                      Capital Improvement Revenue,
                      Series B,
                      5.125%, 11/01/2007
   1,800,000          Reunion East Community                          1,821,798
                      Development District, Florida,
                      Special Assessment,
                      5.20%, 11/01/2007
     920,000          Meadow Pointe III Community                       932,751
                      Development District, Florida,
                      Capital Improvement, Series B,
                      5.25%, 11/01/2007
     930,000          Vizcaya Community Development                     943,876
                      District, Florida, Special
                      Assessment, Series B,
                      5.40%, 11/01/2007
   3,035,000          New York State Local                            3,226,691
                      Government Assistance Corp.,
                      Series A,
                      6.00%, 04/01/2008

   2,235,000          Village Community Development                   2,264,256
                      District No. 5, Florida,
                      Special Assessment Revenue,
                      Series B,
                      5.00%, 05/01/2008
   6,060,000          New York City Transitional                      6,475,655
                      Finance Authority, Series C,
                      5.00%, 02/15/2009
     930,000          Middle Village Community                          938,453
                      Development District, Florida,
                      Special Assessment, Series B,
                      5.00%, 05/01/2009
   1,240,000          Overoaks Community Development                  1,253,355
                      District, Florida, Capital
                      Improvement Revenue, Series B,
                      5.125%, 05/01/2009
   2,945,000          Clark County Special                            2,972,300
                      Improvement District No. 142,
                      Nevada,
                      4.75%, 08/01/2009
   1,060,000          Live Oak Community Development                  1,070,738
                      District Number 002, Florida,
                      Special Assessment, Series B,
                      5.00%, 11/01/2009
  10,000,000          New York City Transitional                     10,791,600
                      Finance Authority, Future Tax
                      Secured, Subseries D-1,
                      5.00%, 11/01/2009
   1,840,000          Fishhawk Community Development                  1,862,871
                      District No. 2, Florida,
                      Special Assessment Revenue,
                      Series B,
                      5.125%, 11/01/2009
   1,050,000          North Las Vegas Local                           1,071,872
                      Improvement District No. 60,
                      Aliante, Nevada,
                      5.00%, 12/01/2009
   1,880,000          New York City Transitional                      2,069,974
                      Finance Authority, Future Tax
                      Secured, Series B,
                      5.50%, 02/01/2010
   7,795,000          New York State Local                            8,420,938
                      Government Assistance Corp.,
                      Refunding, Subordinated Lien,
                      Series A-2,
                      5.00%, 04/01/2010
   1,370,000          Gateway Services Community                      1,404,990
                      Development District, Florida,
                      Special Sun City Center Fort
                      Meyers Project B,
                      5.50%, 05/01/2010
   1,905,000          Las Vegas Special Improvement                   1,941,652
                      District No. 607, Nevada,
                      Local Improvement Bonds,
                      5.00%, 06/01/2010

     940,000          Dupree Lakes Community                            946,712
                      Development District, Florida,
                      5.00%, 11/01/2010
   7,800,000          New York City Transitional                      8,497,320
                      Finance Authority, Future Tax
                      Secured, Subseries D-1,
                      5.00%, 11/01/2010
     990,000          Sterling Hill Community                         1,012,641
                      Development District, Florida,
                      Capital Improvement Revenue,
                      Series B,
                      5.50%, 11/01/2010
     990,000          North Las Vegas Local                           1,017,958
                      Improvement District No. 60,
                      Aliante, Nevada,
                      5.25%, 12/01/2010
   1,300,000          Concorde Estates Community                      1,316,250
                      Development District, Florida,
                      Capital Improvement Revenue,
                      Series B,
                      5.00%, 05/01/2011
   2,635,000          Hammock Bay Community                           2,660,322
                      Development District, Florida,
                      Special Assessment Revenue,
                      Series B,
                      5.375%, 05/01/2011
   7,055,000          New York City Transitional                      7,737,995
                      Finance Authority, New York,
                      Future Tax Secured,
                      Series A-1,
                      5.00%, 11/01/2011
     550,000          Henderson Local Improvement                       553,141
                      Districts No. T-16, Nevada,
                      4.625%, 03/01/2012
   1,575,000          Venetian Community Development                  1,660,223
                      District, Florida, Capital
                      Improvement Revenue, Series B,
                      5.95%, 05/01/2012
   1,220,000          Las Vegas Special Improvement                   1,258,589
                      District No. 607, Nevada,
                      Local Improvement Bonds,
                      5.35%, 06/01/2012
   4,940,000          New York City Transitional                      5,531,318
                      Finance Authority, Future Tax
                      Secured, Series C,
                      5.25%, 02/01/2013
   2,400,000          Fiddlers Creek Community                        2,483,976
                      Development District No. 2,
                      Florida, Special Assessment
                      Revenue, Series B,
                      5.75%, 05/01/2013
   2,510,000          Parkway Center Community                        2,590,772
                      Development District, Florida,
                      Special Assessment, Refunding,
                      Series B,
                      5.625%, 05/01/2014

   3,500,000          CFM Community Development                       3,656,380
                      District, Florida, Revenue,
                      Capital Improvement, Series B,
                      5.875%, 05/01/2014
   2,100,000          Pingree Grove, Illinois,                        2,134,692
                      Special Service Area No. 1,
                      Cambridge Lakes Project,
                      Series 05-1,
                      5.25%, 03/01/2015
   1,415,000          New York City Transitional                      1,533,634
                      Finance Authority, Future Tax
                      Secured, Series 1999 C,
                      5.25%, 05/01/2015
   1,185,000          New York City Transitional                      1,292,491
                      Finance Authority, Future Tax
                      Secured, Series B,
                      5.125%, 11/01/2015
   8,370,000          New York City Transitional                      9,265,757
                      Finance Authority, Future Tax
                      Secured, Series B,
                      5.50%, 02/01/2017
   1,000,000          New York City Transitional                      1,094,670
                      Finance Authority, Future Tax
                      Secured, Series A,
                      5.25%, 05/01/2017
   3,350,000          New York City Transitional                      3,672,102
                      Finance Authority, Future Tax
                      Secured, Series A,
                      5.375%, 02/15/2018
   1,750,000          Celebrate Community                             1,830,080
                      Development Authority, Special
                      Assessmment Revenue, North
                      Virginia Project, Series B,
                      6.25%, 03/01/2018
   2,615,000          New York State Housing Finance                  2,851,134
                      Agency, State Personal Income
                      Tax Revenue, Economic
                      Development & Housing,
                      Series A,
                      5.25%, 03/15/2020
   3,630,000          New York City Transitional                      4,003,418
                      Finance Authority, Future Tax
                      Secured, Series C,
                      5.25%, 02/01/2021
   5,180,000          New York State Dormitory                        5,897,119
                      Authority, State Personal
                      Income Tax Revenue, Series A,
                      5.375%, 03/15/2021
   2,825,000          New York State Housing Finance                  3,078,120
                      Agency, State Personal Income
                      Tax Revenue, Economic
                      Development & Housing,
                      Series A,
                      5.25%, 09/15/2021

   6,445,000          New York City Transitional                      7,165,229
                      Finance Authority, Future Tax
                      Secured, Series A,
                      5.375%, 11/15/2021
   1,330,000          Beacon Tradeport Community                      1,419,842
                      Development District, Florida,
                      Special Assesment Industrial
                      Project, Series B,
                      7.125%, 05/01/2022
     395,000          Allegheny County,                                 418,664
                      Pennsylvania, Redevelopment
                      Authority Revenue, Pittsburgh
                      Mills Project,
                      5.60%, 07/01/2023
   1,420,000          Midtown Miami Community                         1,502,062
                      Development District, Special
                      Assessment Revenue, Series A,
                      6.00%, 05/01/2024
   3,635,000          New York City Transitional                      3,769,241
                      Finance Authority, Future Tax
                      Secured, Series C,
                      5.00%, 05/01/2026
  17,515,000          New York City Transitional                     19,495,071
                      Finance Authority, Future Tax
                      Secured, Refunding, Series A,
                      5.50%, 11/01/2026 (c)
   2,470,000          New York City Transitional                      2,688,249
                      Finance Authority, Future Tax
                      Secured, Series B,
                      5.25%, 02/01/2029
                                                                 --------------
Total Special Tax     (Cost $171,420,990)                           176,532,473
                                                                 --------------
Total Tax Supported   (Cost $407,965,619)                           415,431,790
                                                                 --------------
REVENUE:         15.73%
Airport Revenue:  0.09%
   1,000,000          Denver City & County,                           1,195,230
                      Colorado, Airport Revenue,
                      Series D, AMT,
                      7.75%, 11/15/2013
                                                                 --------------
Total Airport Revenue (Cost $982,022)                                 1,195,230
                                                                 --------------
Electric Revenue: 2.83%
   1,270,000          California State Department                     1,355,522
                      Water Resources, Power Supply,
                      Series A,
                      5.50%, 05/01/2008
  20,105,000          California State Department                    21,799,248
                      Water Resources, Power Supply,
                      Series A,
                      5.50%, 05/01/2009
   7,500,000          Long Island Power Authority,                    7,968,750
                      New York, Electric System
                      Revenue, Series A,
                      5.00%, 06/01/2009
   2,430,000          North Carolina Eastern                          2,597,840
                      Municipal Power Agency, Power
                      System, Refunding, Series D,
                      5.375%, 01/01/2010

   2,270,000          North Carolina Eastern                          2,441,317
                      Municipal Power Agency, Power
                      System, Refunding, Series C,
                      5.375%, 01/01/2017
   2,680,000          New York State Power                            2,879,285
                      Authority, Revenue, Series A,
                      5.00%, 11/15/2020
                                                                 --------------
Total Electric Revenue (Cost $37,930,488)                            39,041,962
                                                                 --------------
Health Care Revenue: 1.82%
   1,305,000          New York State Dormitory                        1,336,059
                      Authority, Kateri Residence,
                      4.00%, 07/01/2007
     715,000          Nassau County Industrial                          772,622
                      Development Agency, New York,
                      North Shore Health System
                      Project, Series C,
                      5.625%, 11/01/2010
   7,480,000          New York State Dormitory                        7,610,526
                      Authority, Mt. Sinai, New York
                      University Health, Series C
                      5.00%, 07/01/2011
     140,000          New York State Medical Care                       141,652
                      Facilities Finance Agency,
                      Hospital & Nursing Home
                      Insured Mortgage, Series A,
                      FHA,
                      6.125%, 02/15/2014
   1,515,000          Montgomery County,                              1,577,236
                      Pennsylvania, Industrial
                      Development Authority,
                      Mortgage Revenue, Whitemarsh
                      Continuing Care,
                      6.00%, 02/01/2021
   3,300,000          Miami Beach, Florida, Health                    3,732,102
                      Facilities Authority, Hospital
                      Revenue, Refunding, Mount
                      Sinai Medical Center,
                      6.75%, 11/15/2024
   3,075,000          California Statewide Community                  3,119,434
                      Development Authority, Kaiser
                      Permanente, Series E,
                      3.875%, 04/01/2032 (c)
   6,925,000          California Statewide Community                  6,849,310
                      Development Authority,
                      Revenue, Kaiser Permanente,
                      Series F,
                      2.30%, 04/01/2033 (c)
                                                                 --------------
Total Health Care Revenue (Cost $24,522,145)                         25,138,941
                                                                 --------------

Higher Education Revenue: 0.75%
   1,290,000          New York State Dormitory                        1,365,323
                      Authority, Columbia
                      University,
                      5.75%, 07/01/2007
   3,655,000          New York State Dormitory                        4,115,457
                      Authority, Columbia
                      University, Series A,
                      5.75%, 07/01/2010
   2,120,000          New York City Industrial                        2,142,472
                      Development Agency, Civic
                      Facilities Revenue,
                      Polytechnic University
                      Project,
                      5.75%, 11/01/2011
   1,655,000          New York City Industrial                        1,669,415
                      Development Agency, Civic
                      Facilities Revenue,
                      Polytechnic University
                      Project,
                      5.75%, 11/01/2012
   1,045,000          New York City Industrial                        1,057,091
                      Development Agency, Civic
                      Facilities Revenue,
                      Polytechnic University
                      Project,
                      6.00%, 11/01/2020
                                                                 --------------
Total Higher Education Revenue (Cost $10,249,694)                    10,349,758
                                                                 --------------
Toll/Transit Revenue: 0.84%
   4,575,000          New York State Bridge                           4,931,575
                      Authority, Revenue,
                      5.00%, 01/01/2017
   5,025,000          Triborough Bridge & Tunnel                      5,519,058
                      Authority, New York, Toll
                      Revenue, Series A,
                      5.25%, 01/01/2017
   1,000,000          Triborough Bridge & Tunnel                      1,066,630
                      Authority, New York, Revenue,
                      Series A,
                      5.00%, 01/01/2020
                                                                 --------------
Total Toll/Transit Revenue (Cost $10,814,759)                        11,517,263
                                                                 --------------
Water/Sewer Revenue: 6.45%
   1,255,000          New York State Environmental                    1,262,555
                      Facilities Corp., Pooled Loan,
                      Pollution Control Revenue,
                      State Revolving Fund,
                      Series 92-B,
                      6.25%, 09/15/2005
   1,255,000          New York State Environmental                    1,262,706
                      Facilities Corp., Pooled Loan,
                      Pollution Control Revenue,
                      State Revolving Fund,
                      Series 92-B,
                      6.35%, 09/15/2006
      15,000          New York State Environmental                       15,195
                      Facilities Corp., State Water
                      Revolving Fund, New York City
                      Municipal Water, Refunding,
                      Series A,
                      5.75%, 06/15/2007

   2,185,000          New York State Environmental                    2,239,166
                      Facilities Corp., Pooled Loan,
                      Pollution Control Revenue,
                      State Revolving Fund,
                      Series 95-A,
                      5.20%, 05/15/2008
   2,270,000          New York State Environmental                    2,326,478
                      Facilities Corp., Pooled Loan,
                      Pollution Control Revenue,
                      State Revolving Fund,
                      Series 95-A,
                      5.30%, 05/15/2009
   4,600,000          New York State Environmental                    4,959,076
                      Facilities Corp., State
                      Revolving Fund, Municipal
                      Water Project, Series K,
                      5.00%, 06/15/2009
     575,000          New York State Environmental                      589,352
                      Facilities Corp., Pooled Loan,
                      Pollution Control Revenue,
                      State Revolving Fund,
                      Series 95-A,
                      5.40%, 05/15/2010
   1,730,000          New York State Environmental                    1,805,134
                      Facilities Corp., Pollution
                      Control Revenue, Unrefunded
                      State Water Revolving Fund,
                      Series A,
                      4.95%, 06/15/2010
   4,515,000          New York City Municipal Water                   4,903,019
                      Finance Authority, Series D,
                      5.00%, 06/15/2010
   1,395,000          New York City Municipal Water                   1,588,598
                      Finance Authority, New York,
                      Series A,
                      6.00%, 06/15/2010
   8,280,000          New York State Environmental                    9,122,821
                      Facilities Corp., State
                      Refunding Revolving Fund,
                      Municipal Water Project,
                      Series K,
                      5.00%, 06/15/2011
   1,000,000          New York City Municipal Water                   1,107,820
                      Finance Authority, Refunding,
                      Series A,
                      5.25%, 06/15/2011
     745,000          New York State Environmental                      850,932
                      Facilities Corp., New York
                      City Municipal Water Finance
                      Authority, Refunding,
                      Series A,
                      5.75%, 06/15/2011
   2,765,000          Todd Creek Farms Metropolitan                   2,766,300
                      District No. 1, Colorado,
                      Water Revenue, Refunding &
                      Improvement,
                      5.60%, 12/01/2014

   3,445,000          Guam Government, Waterworks                     3,449,857
                      Authority, Certificates of
                      Participation,
                      5.18%, 07/01/2015 (d)
     225,000          New York State Environmental                      234,385
                      Facilities Corp., Pollution
                      Control Revenue, Unrefunded
                      State Water Revolving Fund,
                      Series A,
                      5.20%, 12/15/2015
   2,320,000          New York City Municipal Water                   2,564,760
                      Finance Authority, Refunding,
                      Series D,
                      5.50%, 06/15/2017
   1,445,000          New York State Environmental                    1,549,921
                      Facilities Corp., Clean Water
                      & Drinking Revolving Funds,
                      Municipal Water Finance,
                      Series 01-D,
                      5.00%, 06/15/2018
   1,485,000          New York State Environmental                    1,637,049
                      Facilities Corp., Clean Water
                      & Drinking Revolving Funds,
                      Pooled Funding Program,
                      Series B,
                      5.375%, 11/15/2018
   1,250,000          New York State Environmental                    1,339,375
                      Facilities Corp., Clean Water
                      & Drinking Revolving Funds,
                      Municipal Water Finance,
                      Series 01-D,
                      5.00%, 06/15/2019
   2,310,000          New York State Environmental                    2,499,651
                      Facilities Corp., State
                      Revolving Fund, Municipal
                      Water Project, Series J,
                      5.00%, 06/15/2019
   5,065,000          New York City Municipal Water                   5,510,062
                      Finance Authority, Refunding,
                      Series 01-D,
                      5.125%, 06/15/2019
   1,255,000          New York State Environmental                    1,354,710
                      Facilities Corp., Clean Water
                      & Drinking Revolving Funds,
                      Series D, Prerefunded,
                      5.15%, 10/15/2019
   2,035,000          New York State Environmental                    2,244,747
                      Facilities Corp., Clean Water
                      & Drinking Revolving Funds,
                      Pooled Funding Program,
                      Series F,
                      5.25%, 11/15/2019

   4,560,000          New York State Environmental                    5,060,962
                      Facilities Corp., State
                      Balance Revolving Unrefunded
                      Funds, Series B,
                      5.875%, 07/15/2020
   1,025,000          New York State Environmental                    1,102,644
                      Facilities Corp., Clean Water
                      & Drinking Revolving Funds,
                      New York City Municipal Water
                      Project, Series B,
                      5.00%, 06/15/2021
   5,760,000          New York State Environmental                    6,256,973
                      Facilities Corp., Clean Water
                      & Drinking Revolving Funds,
                      Municipal Water Finance
                      Project,
                      5.00%, 06/15/2022
   4,020,000          New York State Environmental                    4,370,021
                      Facilities Corp., Clean Water
                      & Drinking Revolving Funds,
                      Municipal Water Finance
                      Project,
                      5.00%, 06/15/2023
  13,745,000          New York State Environmental                   14,866,042
                      Facilities Corp., Clean Water
                      & Drinking Revolving Funds,
                      Municipal Water Finance
                      Project,
                      5.00%, 06/15/2025
                                                                 --------------
Total Water/Sewer Revenue (Cost $85,708,277)                         88,840,311
                                                                 --------------
Miscellaneous Revenue: 1.14%
   6,800,000          Dutchess County, New York,                      6,826,180
                      Resource Recovery Agency,
                      Solid Waste Systems, Bond
                      Anticipation Notes,
                      3.65%, 12/28/2007
   3,875,000          New York State Dormitory                        4,143,073
                      Authority, Aids Long-Term
                      Health Care Facility,
                      5.00%, 11/01/2011
   1,110,000          Pima County, Arizona,                           1,118,569
                      Industrial Development
                      Authority, Horizon Community
                      Learning Center,
                      4.45%, 06/01/2014
   1,785,000          Broad Street Community                          1,994,898
                      Development Authority,
                      Virginia,
                      7.125%, 06/01/2015
   1,600,000          Port Authority, Columbiana                      1,629,232
                      County, Ohio, Solid Waste
                      Facilities Revenue, Liberty
                      Waste Transportation LLC
                      Project, Series A, AMT,
                      7.00%, 08/01/2021
                                                                 --------------
Total Miscellaneous Revenue (Cost $15,369,230)                       15,711,952
                                                                 --------------

Industrial Development/Pollution Control
Revenue: 1.81%
   1,495,000          New York City Industrial                        1,513,553
                      Development Agency, Special
                      Facilities Revenue, Terminal
                      One Group Association, Limited
                      Partnership Project, AMT,
                      6.00%, 01/01/2007
   4,910,000          Louisa Industrial Development                   5,110,819
                      Authority, Virginia, Pollution
                      Control Revenue, Virginia
                      Electric & Power Co.,
                      5.25%, 12/01/2008 (c)
   3,890,000          New York State Environmental                    3,877,396
                      Facilities Corp., Solid Waste
                      Disposal Revenue, Waste
                      Management Project, Series A,
                      2.90%, 05/01/2012 (c)
   2,150,000          Putnam County, West Virginia,                   2,133,338
                      Pollution Control Revenue,
                      Appalachian Power Co. Project,
                      Series E,
                      2.80%, 05/01/2019 (c)
   1,300,000          Gulf Coast Waste Disposal                       1,298,609
                      Authority, Texas, Waste
                      Management of Texas, Series C,
                      3.20%, 05/01/2028 (c)
   4,770,000          Pope County, Arkansas, Entergy                  4,780,255
                      Arkansas, Inc., Project,
                      5.05%, 09/01/2028 (c)
   1,030,000          Beaver County Industrial                        1,033,399
                      Development Authority,
                      Pennsylvania, Pollution
                      Control Revenue, Cleveland
                      Electric Project,
                      3.75%, 10/01/2030 (c)
   5,080,000          Ohio State Air Quality                          5,119,878
                      Development Authority,
                      Revenue, Cleveland Pollution
                      Control, Series B,
                      3.75%, 10/01/2030 (c)
                                                                 --------------
Total Industrial Development/Pollution Control Revenue
(Cost $24,631,791)                                                   24,867,247
                                                                 --------------
Total Revenue (Cost $210,208,406)                                   216,662,664
                                                                 --------------

ASSET-BACKED SECURITIES:  0.66%
Housing: 0.66%
   5,595,000          New York State Mortgage                         5,674,729
                      Agency, AMT Homeowner
                      Mortgage, Revenue, Series 99,
                      4.50%, 04/01/2023
   2,000,000          New York State Dormitory                        2,004,360
                      Authority, Highland Community
                      Development Corp., Revenue,
                      Series B,
                      5.50%, 07/01/2023
   1,350,000          New York State Mortgage                         1,392,241
                      Agency, AMT Homeowner
                      Mortgage, Revenue, Series 69,
                      5.50%, 10/01/2028
                                                                 --------------
Total Housing (Cost $8,959,978)                                       9,071,330
                                                                 --------------
Total Asset-Backed Securities (Cost $8,959,978)                       9,071,330
                                                                 --------------
TAX-EXEMPT VARIABLE-RATE DEMAND NOTES:  0.32%
   1,600,000          New York City Municipal Water                   1,600,000
                      Finance Authority, Water &
                      Sewer System Revenue,
                      Series G,
                      2.21%, 06/15/2024
   1,600,000          Long Island Power Authority,                    1,600,000
                      New York, Electric System
                      Revenue, Series 2,
                      Subseries 2B,
                      2.21%, 05/01/2033
   1,200,000          Long Island Power Authority,                    1,200,000
                      New York, Electric System
                      Revenue, Subordinated Series
                      1B-RMKT,
                      2.26%, 05/01/2033
                                                                 --------------
Total Tax-Exempt Variable-Rate Demand Notes (Cost $4,400,000)         4,400,000
                                                                 --------------
INVESTMENT SUMMARY
Total Investments (Cost
$1,334,711,336)  (e)                      99.71%                 $1,373,302,769
Cash and Other Assets, Less
Liabilities                                0.29                       3,953,233
                                         ------                  --------------
Net Assets                               100.00%                 $1,377,256,002
                                         ======                  ==============

===========================================================================================================================
INTEREST RATE SWAPS
---------------------------------------------------------------------------------------------------------------------------
                                                                                                               Unrealized
Notional                                         Rate                                                         Appreciation
Amount               Description               Received                Rate Paid       Termination Date      (Depreciation)
---------------------------------------------------------------------------------------------------------------------------
$62,400,000     Goldman Sachs Interest         Variable*               76.48% of          02/03/2006            $ (45,482)
                Rate Swap                                           1 Month LIBOR+
 62,400,000     Merrill Lynch Interest         85.10% of               Variable*          02/03/2006              201,702
                Rate Swap                    1 Month LIBOR+
 13,400,000     JP Morgan Interest               2.988%                Variable*          04/05/2007               28,013
                Rate Swap
 13,700,000     Citigroup Interest               2.962%                Variable*          06/22/2007                9,045
                Rate Swap
  5,250,000     Citibank Interest              Variable*                4.350%            11/01/2011              (41,685)
                Rate Swap
                                                                                                                ---------
Total Interest Rate Swaps                                                                                       $ 151,593
                                                                                                                ---------

* Variable interest based on the BMA (Bond Market Association) Municipal Swap Index, which fluctuates weekly.
+     Interest based on LIBOR (London Interbank Offered Rate).

=========================================================================================================================
CREDIT DEFAULT SWAPS
-------------------------------------------------------------------------------------------------------------------------
Swap Counterparty &                                    Notional         Interest         Termination       Unrealized
Referenced Obligation                                   Amount            Rate              Date          Appreciation
-------------------------------------------------------------------------------------------------------------------------
Sell:
Merill Lynch
Commonwealth of Puerto Rico
5.00%, 07/01/2018...................................   600,000            0.15%          06/20/2010          $ 1,358
                                                                                                             -------
=========================================================================================================================
FINANCIAL FUTURES CONTRACTS SOLD
-------------------------------------------------------------------------------------------------------------------------
                        Number of           Expiration          Original          U.S.$ Value at        Unrealized
      Type              Contracts             Month               Value           June 30, 2005        Appreciation
-------------------------------------------------------------------------------------------------------------------------
Swap                       67               September          $ 7,575,188         $ 7,562,625          $ 12,563
10 Yr Future                                  2005

(a) Represents entire or partial position segregated as collateral for interest rate swap.
(b) Represents entire or partial position segregated as collateral for open futures contracts.
(c)   Variable rate coupon, rate shown as of June 30, 2005.
(d)   When-issued security.
(e) At June 30, 2005, the cost basis of investment securitie owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $40,617,565 and gross unrealized depreciation of investments was $2,026,132, resulting in net unrealized appreciation of $38,591,433.

Explanation of abbreviations:
      ACA-American Capital Access
      AMBAC-American Municipal Bond Assurance Corporation
      AMT-Subject to Alternative Minimum Tax
      FGIC-Financial Guaranty Insurance Company
      FSA-Financial Security Assurance, Inc.
      IBC-International Bancshares Corporation
      MBIA-Municipal Bond Investors Assurance Corporation
      MTA-Metropolitan Transportation Authority
      XLCA-XL Capital Assurance, Inc.

Allocation of Portfolio Net Assets at June 30, 2005
      Arizona                                                              0.08%
      Arkansas                                                             0.35
      California                                                           2.60
      Colorado                                                             0.29
      Florida                                                              3.23
      Illinois                                                             0.15
      Nevada                                                               0.64
      New Jersey                                                           0.85
      New York                                                            87.00
      North Carolina                                                       0.37
      Ohio                                                                 0.49
      Pennsylvania                                                         0.22
      Texas                                                                0.09
      Virginia                                                             0.65
      West Virginia                                                        0.15
      Guam                                                                 0.25
      Puerto Rico                                                          2.30
      Cash and Other Assets, Less Liabilities                              0.29
                                                                          ------
      Total                                                              100.00%
                                                                          ------

Please Note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

Sanford C. Bernstein Fund, Inc.
Schedule of Investments
Short Duration Diversified Municipal Portfolio
June 30, 2005 (Unaudited)

Principal Amount                  Description                       Market Value

PREREFUNDED/ESCROWED: 17.83%
$  3,560,000            Kentucky State, Turnpike                   $  3,631,200
                        Authority Economic Development
                        Revenue, Revitalization
                        Projects, AMBAC,
                        5.75%, 07/01/2011
                        Prerefunded 07/01/2005 @ 102
   2,245,000            New Jersey State, Turnpike                    2,276,453
                        Authority Revenue, Series A,
                        MBIA,
                        5.50%, 01/01/2006(a)
                        Escrowed to Maturity
   1,535,000            Cleveland, Ohio, Water Works                  1,588,664
                        Revenue, Prerefunded 1st
                        Mortgage, Series H, MBIA,
                        5.75%, 01/01/2026
                        Prerefunded 01/01/2006 @ 102
   1,000,000            Saint Louis, Missouri,                        1,039,870
                        Municipal Finance Corp.,
                        Leasehold Revenue,
                        Improvement, City Justice
                        Center, Series A, AMBAC,
                        5.95%, 02/15/2016
                        Prerefunded 02/15/2006 @ 102
   1,620,000            Greenville, South Carolina                    1,684,832
                        Memorial Auditorium District,
                        Public Facilities Corp.,
                        Certificates of Participation,
                        Local Center Project, Series
                        B, AMBAC,
                        5.75%, 03/01/2022
                        Prerefunded 03/01/2006 @ 102
   1,110,000            Jacksonville, Florida,                        1,127,005
                        Electric Authority Revenue,
                        Electric System, Subseries A,
                        MBIA-IBC,
                        4.70%, 10/01/2013
                        Prerefunded 04/01/2006 @ 100
   4,870,000            Ohio, Building Authority,                     5,020,629
                        State Facilities, Adult
                        Correctional, Series A, AMBAC,
                        5.50%, 04/01/2010
                        Prerefunded 04/01/2006 @ 101
   2,955,000            Ohio, Building Authority,                     3,048,526
                        State Facilities, Adult
                        Correctional, Series A, AMBAC,
                        5.60%, 04/01/2011
                        Prerefunded 04/01/2006 @ 101
   2,300,000            Michigan Municipal Bond                       2,395,772
                        Authority Revenue, Pooled
                        Project, Series B,
                        5.625%, 10/01/2019
                        Prerefunded 04/01/2006 @ 102
   1,075,000            Sapulka, Oklahoma, Municipal                  1,120,741
                        Utility Authority Revenue,
                        Refunding, FGIC,
                        5.75%, 04/01/2023
                        Prerefunded 04/01/2006 @ 102
   7,050,000            Huron Valley School District,                 2,530,386
                        Michigan, Capital
                        Appreciation, FGIC, Q-SBLF,
                        0.00%, 05/01/2020
                        Prerefunded 05/01/2006 @ 36.74

   3,680,000            Metropolitan Government,                      3,833,198
                        Nashville & Davidson County,
                        Tennessee, Sports Authority,
                        Revenue, Public Improvement
                        Stadium Project, AMBAC,
                        5.875%, 07/01/2021
                        Prerefunded 07/01/2006 @ 101
   2,285,000            Phoenix Civic Improvement                     2,358,394
                        Corporation, Arizona, Water
                        System Revenue, Junior Lien,
                        5.90%, 07/01/2013
                        Prerefunded 07/01/2006 @ 100
   1,400,000            Clark County, Nevada, Las                     1,459,962
                        Vegas Convention & Visitors
                        Authority, FSA,
                        6.00%, 07/01/2026
                        Prerefunded 07/01/2006 @ 101
   2,250,000            Austin Independent School                     2,320,808
                        District, Texas
                        PSF-Guaranteed,
                        5.625%, 08/01/2010
                        Prerefunded 08/01/2006 @ 100
   1,000,000            Menomonee Falls, Wisconsin,                   1,044,520
                        Water System Mortgage Revenue,
                        FSA,
                        5.875%, 12/01/2016
                        Prerefunded 12/01/2006 @ 100
   1,120,000            Daytona Beach, Florida, Water                 1,222,917
                        & Sewer Revenue,
                        6.75%, 11/15/2007
                        Escrowed to Maturity
   2,630,000            New Jersey State, Highway                     2,939,577
                        Authority, Garden Street
                        Parkway General Revenue,
                        Refunding, Series Parkway,
                        5.625%, 01/01/2030
                        Prerefunded 01/01/2010 @ 101
   1,115,000            New Jersey State,                             1,283,443
                        Transportation Trust Fund
                        Authority, Transportation
                        System, Series C,
                        5.50%, 06/15/2021
                        Prerefunded 06/15/2013 @ 100
                                                                   ------------
Total Prerefunded/Escrowed (Cost $41,938,685)                        41,926,897
                                                                   ------------
INSURED: 22.02%
   3,665,000            Dade County School District,                  3,667,456
                        Florida, Refunding, Remarketed
                        AMBAC,
                        5.20%, 07/15/2005
   2,680,000            Los Angeles County,                           2,689,595
                        California, Sanitation
                        District Financing Authority
                        Revenue, Cap Project, Series
                        A, FSA,
                        4.00%, 10/01/2005
   2,000,000            Greater Texoma Utility                        2,009,160
                        Authority, Texas Contract
                        Revenue, City of Sherman
                        Project, FSA,
                        4.50%, 10/01/2005
   1,725,000            Clark County, Nevada,                         1,734,867
                        Refunding Street Series A,
                        FSA,
                        5.00%, 10/01/2005
   5,945,000            Nebraska Public Power                         6,014,200
                        District, Revenue, Series A,
                        MBIA,
                        5.25%, 01/01/2006

   1,000,000            New Jersey State, Turnpike                    1,014,010
                        Authority Revenue, Unrefunded
                        Balance, Series A, MBIA,
                        5.50%, 01/01/2006
   1,000,000            Goose Creek Consolidated                      1,014,060
                        Independent School District,
                        Texas, Series A, PSF
                        Guaranteed,
                        5.00%, 02/15/2006
   4,285,000            Tulsa County, Industrial                      4,372,328
                        Authority, Oklahoma, Capital
                        Improvements Revenue, Series
                        B, FSA,
                        5.00%, 05/15/2006
   2,535,000            Chicago, Illinois, Transit                    2,565,496
                        Authority Capital Grant
                        Receipts, Federal Transit
                        Administration, Section 5307,
                        Series A, AMBAC,
                        4.00%, 06/01/2006
   3,880,000            Tempe Unified High School                     3,969,318
                        District No. 213, Arizona,
                        Refunding, FSA,
                        5.00%, 07/01/2006
   1,000,000            Washington State, Series D,                   1,032,840
                        FSA,
                        5.00%, 01/01/2007
   1,145,000            Wisconsin State, Refunding,                   1,189,128
                        Series 1, FSA,
                        5.00%, 05/01/2007
   1,000,000            Palm Beach County School                      1,044,740
                        Board, Florida, Certificates
                        of Participation, Series E,
                        AMBAC,
                        5.00%, 08/01/2007
   1,000,000            Massachusetts State                           1,049,350
                        Development Finance Agency,
                        Resource Recovery Revenue,
                        Semass Systems, Series B, AMT,
                        MBIA,
                        5.25%, 01/01/2008
   1,300,000            Richardson Independent School                 1,335,646
                        District, Texas, PSF
                        Guaranteed,
                        4.00%, 02/15/2008
   1,010,000            Chicago, Illinois,                            1,013,363
                        Transportation Authority
                        Revenue, Series B, AMBAC,
                        4.25%, 06/01/2008
   2,345,000            New Jersey Economic                           2,503,686
                        Development Authority Revenue,
                        Cigarette Tax, FGIC,
                        5.00%, 06/15/2009
   5,000,000            Massachusetts State,                          5,516,450
                        Refunding, Series A, MBIA,
                        5.50%, 02/01/2010
   1,400,000            Alabama State Federal Highway                 1,511,846
                        Financial Authority, Grant
                        Anticipation, Series A, MBIA,
                        5.00%, 03/01/2010
   1,170,000            Essex County Improvement                      1,174,937
                        Authority, New Jersey Revenue,
                        Property & Equipment Program,
                        MBIA,
                        6.50%, 12/01/2012
   5,350,000            Burlington, Kansas, Pollution                 5,344,222
                        Control Revenue, Refunding,
                        Kansas Gas & Electric Co.
                        Project, Series B, MBIA,
                        2.65%, 06/01/2031(c)
                                                                   ------------
Total Insured (Cost $51,862,494)                                     51,766,698
                                                                   ------------

TAX SUPPORTED: 27.42%
State General Obligations: 5.51%
   1,500,000            Washington State, Refunding,                  1,506,060
                        Series R-A,
                        5.25%, 09/01/2005
   4,000,000            Hawaii State, Refunding,                      4,082,840
                        Series DH,
                        5.00%, 06/01/2006
     250,000            California State,                               256,173
                        5.50%, 06/01/2006
   3,900,000            Maryland State, Refunding,                    3,994,848
                        State & Local Facilities Loan,
                        First Series B,
                        5.00%, 07/15/2006
   2,200,000            California State,                             2,314,752
                        5.00%, 03/01/2008
     760,000            California State,                               817,372
                        5.00%, 02/01/2010
                                                                   ------------
Total State General Obligations (Cost $12,966,557)                   12,972,045
                                                                   ------------
Local General Obligations: 5.69%
   1,185,000            Fulton De Kalb, Georgia,                      1,192,608
                        Hospital Authority Revenue,
                        4.00%, 01/01/2006(b)
   3,260,000            Metropolitan Government,                      3,281,581
                        Nashville & Davidson County,
                        Tennessee, Refunding,
                        Series B,
                        4.00%, 01/01/2006
   3,500,000            Detroit City School District,                 3,564,365
                        Michigan, Refunding, Q-SBLF,
                        5.05%, 05/01/2006
   2,870,000            Maricopa County, Community                    2,935,207
                        College District, Arizona,
                        Refunding,
                        5.00%, 07/01/2006
   1,250,000            Dallas County, Texas,                         1,317,700
                        Community College District,
                        Maintenance Tax Notes,
                        5.00%, 02/15/2008
   1,000,000            Broward County, Florida,                      1,082,920
                        Refunding, Series B,
                        5.00%, 01/01/2010
                                                                   ------------
Total Local General Obligations (Cost $13,416,831)                   13,374,381
                                                                   ------------
Tax Lease: 0.96%
     410,000            Tobacco Settlement Financing                    412,173
                        Corp., New York, Series C-1,
                        5.50%, 06/01/2010
   1,800,000            Tobacco Settlement Financing                  1,838,178
                        Corp., New York, Tobacco
                        Asset- Backed Bonds,
                        Series A-1,
                        5.25%, 06/01/2012
                                                                   ------------
Total Tax Lease (Cost $2,316,545)                                     2,250,351
                                                                   ------------
Special Tax: 15.26%
     300,000            Vistancia Community Facilities                  300,033
                        District, Arizona,
                        4.00%, 07/15/2005
     765,000            The Quarry Community                            766,079
                        Development District, Florida,
                        Special Assessment Bond
                        Anticipation Notes,
                        5.00%, 11/01/2005
     480,000            North Las Vegas, Special                        480,936
                        Improvement District No. 60,
                        Aliante, Nevada,
                        3.50%, 12/01/2005

   2,000,000            Chicago, Illinois, Tax                        2,013,760
                        Increment, Allocation
                        Subordinated Central Loop
                        Redevelopment, Series A,
                        6.50%, 12/01/2005
     650,000            West Villages Improvement                       647,998
                        District, Florida, Revenue,
                        Bond Anticipation Notes, Unit
                        of Development No. 2,
                        5.00%, 02/01/2006
      95,000            Capital Region Community                         95,875
                        Development District, Florida,
                        Capital Improvement, Series B,
                        5.95%, 05/01/2006
   3,275,000            Tulsa County, Industrial                      3,308,831
                        Authority, Oklahoma, Capital
                        Improvements Revenue,
                        Series B,
                        4.00%, 05/15/2006
     750,000            Las Vegas Special Improvement                   757,553
                        District No. 607, Nevada,
                        Local Improvement Bonds,
                        4.00%, 06/01/2006
     425,000            Monterra Community Development                  425,429
                        District, Florida, Revenue,
                        Bond Anticipation Notes,
                        5.00%, 06/01/2006
   4,230,000            Massachusetts Bay                             4,366,164
                        Transportation Authority,
                        Sales Tax Revenue, Senior
                        Series C,
                        6.00%, 07/01/2006
     170,000            Dove Mountain Resort Community                  171,555
                        Facilities District, Arizona,
                        Assessment Lien,
                        6.00%, 12/01/2006
      50,000            Village Community Development                    50,652
                        District No. 5, Florida,
                        Special Assessment Revenue,
                        Series B,
                        5.40%, 05/01/2007
      65,000            Double Branch Community                          65,721
                        Development District, Florida,
                        Special Assessment,
                        Series B-1,
                        5.60%, 05/01/2007
      40,000            Vizcaya Community Development                    40,588
                        District, Florida, Special
                        Assessment,
                        5.90%, 05/01/2007
   1,000,000            New Jersey Economic                           1,034,560
                        Development Authority,
                        Revenue, Cigarette Tax,
                        5.00%, 06/15/2007
   6,520,000            California Economic Recovery,                 6,805,511
                        Series A,
                        5.00%, 07/01/2007
     185,000            Reunion East Community                          188,831
                        Development District, Florida,
                        Special Assessment, Series B,
                        5.90%, 11/01/2007
     260,000            Villasol Community Development                  264,345
                        District, Florida, Special
                        Assessment Revenue, Series B,
                        5.375%, 05/01/2008
      15,000            Stoneybrook Community                            15,248
                        Development District, Florida,
                        Capital Improvement Revenue,
                        Series B,
                        5.70%, 05/01/2008

      20,000            Narcoossee Community                             20,404
                        Development District, Florida,
                        Special Assessment, Series B,
                        5.75%, 05/01/2008
      40,000            Waterchase Community                             40,610
                        Development District, Florida,
                        Capital Improvement Revenue,
                        Series B,
                        5.90%, 05/01/2008
   1,120,000            New Jersey Economic                           1,170,702
                        Development Authority,
                        Cigarette Tax, Revenue,
                        5.00%, 06/15/2008
     100,000            Murrieta Community Facilities                    99,404
                        District, California, Special
                        Tax, No. 2003-1-Murrieta
                        Springs,
                        3.20%, 09/01/2008
     295,000            Heritage Harbour South                          297,738
                        Community Development
                        District, Florida, Special
                        Assessment Revenue, Capital
                        Improvement, Series B,
                        5.40%, 11/01/2008
     765,000            Huntington Community                            769,697
                        Development District, Florida,
                        Special Assessment, Series B,
                        5.00%, 05/01/2009
     550,000            Meadow Pointe III Community                     554,961
                        Development District, Florida,
                        Capital Improvements Revenue,
                        Series B,
                        5.00%, 05/01/2009
     410,000            Seven Oaks Community                            414,141
                        Development District II,
                        Florida, Special Assessment
                        Revenue, Series B,
                        5.00%, 05/01/2009
     390,000            Overoaks Community Development                  394,200
                        District, Florida, Capital
                        Improvement Revenue, Series B,
                        5.125%, 05/01/2009
     205,000            Bonita Springs, Florida,                        209,084
                        Vasari Community Development
                        District, Capital Improvement
                        Revenue, Series B,
                        6.20%, 05/01/2009
      25,000            Saddlebrook Community                            25,914
                        Development District,
                        Florida, Special Assessment,
                        Series B,
                        6.25%, 05/01/2009
   2,745,000            California Economic Recovery                  2,954,087
                        Bonds, Series A,
                        5.00%, 07/01/2009
     700,000            Meadow Pointe III Community                     699,013
                        Development District, Florida,
                        Capital Improvements Revenue,
                        Series 2004-1,
                        4.80%, 11/01/2009
     740,000            Heritage Isle Community                         744,677
                        Development District, Florida,
                        Special Assessment, Series B,
                        5.00%, 11/01/2009
     300,000            Paseo Community Development                     300,699
                        District, Florida, Capital
                        Improvement Revenue, Series B,
                        4.875%, 05/01/2010

     160,000            Gateway Services Community                      164,086
                        Development District, Florida,
                        Special Assessment, Sun City
                        Center, Fort Myers Project,
                        Series B,
                        5.50%, 05/01/2010
     235,000            Harbor Bay Community                            243,669
                        Development District, Florida,
                        Capital Improvement Revenue,
                        Series B,
                        6.35%, 05/01/2010
     195,000            Dupree Lakes Community                          196,392
                        Development District, Florida,
                        Capital Improvement Revenue,
                        5.00%, 11/01/2010
     635,000            Hammock Bay Community                           641,102
                        Development District, Florida,
                        Special Assessment Revenue,
                        Series B,
                        5.375%, 05/01/2011
      85,000            Henderson Local Improvement                      85,816
                        Districts No. T-16, Nevada,
                        4.75%, 03/01/2013
     245,000            Parkway Center Community                        252,884
                        Development District, Florida,
                        Special Assessment, Refunding,
                        Series B,
                        5.625%, 05/01/2014
     425,000            Pingree Grove, Illinois,                        432,021
                        Special Service Area No. 1,
                        Special Tax, Cambridge Lakes
                        Project, Series 05-1,
                        5.25%, 03/01/2015
   2,000,000            New York City Transitional                    2,226,100
                        Finance Authority, New York,
                        Revenue, Future Tax Secured,
                        Series A,
                        5.50%, 11/01/2026(c)
   1,050,000            New York City Transitional                    1,142,778
                        Finance Authority, New York,
                        Tax Secured Refunding,
                        Series B,
                        5.25%, 02/01/2029(c)
                                                                   ------------
Total Special Tax (Cost $35,765,651)                                 35,879,848
                                                                   ------------
Total Tax Supported (Cost $64,465,584)                               64,476,625
                                                                   ------------
REVENUE:         13.39%
Electric Revenue: 5.86%
   1,665,000            South Carolina State, Public                  1,684,497
                        Service Authority Revenue,
                        Series D,
                        5.00%, 01/01/2006
   3,745,000            California Department of Water                3,825,592
                        Resources, Power Supply
                        Revenue, Series A,
                        5.50%, 05/01/2006
   7,950,000            San Antonio, Texas, Electric &                8,258,063
                        Gas, Refunding,
                        5.25%, 02/01/2007
                                                                   ------------
Total Electric Revenue (Cost $13,831,555)                            13,768,152
                                                                   ------------

Health Care Revenue: 4.90%
   4,960,000            Indiana Health Facility                       5,145,802
                        Financing Authority Revenue,
                        Ascension Health Subordinated
                        Credit, Series A,
                        5.00%, 05/01/2007
     385,000            Connecticut State Health &                      389,520
                        Educational Facilities
                        Authority Revenue, Hospital
                        for Special Care, Series B,
                        5.125%, 07/01/2007
     430,000            Allegheny County Hospital                       519,775
                        Development Authority,
                        Pennsylvania, Revenue, West
                        Pennsylvania Health System,
                        Series B,
                        9.25%, 11/15/2022
   5,400,000            Jacksonville, Florida,                        5,478,678
                        Economic Development
                        Commission, Healthcare
                        Facilities Revenue, Series B,
                        4.00%, 09/01/2023(c)
                                                                   ------------
Total Health Care Revenue
(Cost $11,579,161)                                                   11,533,775
                                                                   ------------
Higher Education Revenue: 0.51%
   1,175,000            Texas A & M University,                       1,194,775
                        Revenue, Financing System,
                        4.65%, 05/15/2006
                                                                   ------------
Total Higher Education Revenue
(Cost $1,194,077)                                                     1,194,775
                                                                   ------------
Water/Sewer Revenue: 0.27%
     630,000            Guam Government, Waterworks                     630,888
                        Authority, Certificates of
                        Participation,
                        5.18%, 07/01/2015
                                                                   ------------
Total Water/Sewer Revenue
(Cost $630,000)                                                         630,888
                                                                   ------------
Miscellaneous Revenue: 0.61%
   1,000,000            Kansas State, Department of                   1,026,130
                        Transportation, Highway
                        Revenue, Refunding, Series A,
                        5.00%, 09/01/2006
     370,000            Broad Street Community                          413,508
                        Development Authority,
                        Virginia, Revenue,
                        7.125%, 06/01/2015
                                                                   ------------
Total Miscellaneous Revenue
(Cost $1,396,216)                                                     1,439,638
                                                                   ------------
Industrial Development/Pollution Control
Revenue: 1.24%
   1,005,000            Richland County, South                        1,022,115
                        Carolina Environmental
                        Improvement Revenue,
                        International Paper Co.
                        Projects, Series A,
                        4.25%, 10/01/2007
     300,000            Midland County Economic                         315,879
                        Development Corp., Michigan,
                        Pollution Control Revenue,
                        Series A, AMT,
                        6.875%, 07/23/2009
     570,000            New York State Environmental                    568,154
                        Facilities Corp., Solid Waste
                        Disposal Revenue, Waste
                        Management Project, Series A,
                        2.90%, 05/01/2012
   1,000,000            Pope County, Arkansas,                        1,002,150
                        Revenue, Refunding Entergy
                        Inc. Project,
                        5.05%, 09/01/2028(c)
                                                                   ------------
Total Industrial Development/Pollution Control Revenue                2,908,298
                                                                   ------------
Total Revenue (Cost $31,526,045)                                     31,475,526
                                                                   ------------

ASSET-BACKED SECURITIES: 5.48%
Housing: 5.48%
   1,520,000            Rhode Island Housing &                        1,497,884
                        Mortgage Finance Corp.,
                        Homeownership Opportunity
                        Notes, Series 46-B,
                        2.25%, 03/15/2007
   2,846,000            Maine Housing Authority,                      2,846,000
                        General Housing Revenue, Draw
                        Down Series A,
                        2.98%, 01/01/2010(c)
     375,000            Georgia State Housing &                         375,634
                        Finance Authority Revenue,
                        Single-Family Mortgage,
                        Subseries C3,
                        4.875%, 12/01/2015
   1,405,000            Munimae Trust, Series 2001-6,                 1,422,998
                        Class A,
                        4.80%, 01/14/2026
     645,000            Colorado Housing & Finance                      647,186
                        Authority, Single-Family,
                        Series A-2, AMT,
                        7.25%, 05/01/2027
   4,875,000            Minnesota State Housing                       4,811,430
                        Finance Agency, Residential
                        Housing, Series L-2,
                        2.35%, 01/01/2031
   1,215,000            District of Columbia Housing                  1,290,658
                        Finance Agency, Mortgage
                        Revenue, Single-Family, Series
                        A, AMT,
                        6.85%, 06/01/2031
                                                                   ------------
Total Housing (Cost $12,914,972)                                     12,891,790
                                                                   ------------
Total Asset-Backed Securities
(Cost $12,914,972)                                                   12,891,790
                                                                   ------------
TAX EXEMPT VARIABLE-RATE DEMAND NOTES/SHORT-TERM NOTES: 12.35%
   3,610,000            Michigan Municipal Bond                       3,612,274
                        Authority Revenue, Series B-1,
                        3.00%, 08/19/2005
   3,735,000            Texas State, Tax & Revenue                    3,737,988
                        Anticipation Notes,
                        3.00%, 08/31/2005
   4,120,000            Los Angeles, California,                      4,123,008
                        Unified School District, Tax &
                        Revenue Anticipation Notes,
                        Series A,
                        3.00%, 09/01/2005
   6,745,000            Temple University of The                      6,819,060
                        Commonwealth System of Higher
                        Education, Pennsylvania,
                        University Funding Obligation,
                        4.00%, 04/28/2006
   2,300,000            New York City Transitional                    2,300,000
                        Finance Authority, New York
                        City Recovery, Series
                        3-Subseries 3E,
                        2.25%, 11/01/2022
   1,100,000            Plaquemines Parish, Louisiana,                1,100,000
                        Environmental Revenue, BP
                        Exploration & Oil,
                        2.36%, 05/01/2025
   3,595,000            Illinois Development Finance                  3,595,000
                        Authority, Pollution Control
                        Revenue, Illinois Power
                        Project,
                        0.52%, 11/01/2028
   3,750,000            Massachusetts State, Central                  3,750,000
                        Artery, Series B,
                        2.31%, 12/01/2030
                                                                   ------------
Total Tax Exempt Variable-Rate Demand
Notes/Short-Term Notes (Cost $29,041,169)                            29,037,330
                                                                   ------------

INVESTMENT SUMMARY
Total Investments
(Cost $231,748,949)(d)                      98.49%                 $231,574,866
Cash and Other Assets, Less
Liabilities                                  1.51                     3,557,660
                                           ------                  ------------
Net Assets(Equivalent to
$12.53 per share based on
18,762,068 shares of capital
stock outstanding)                         100.00%                 $235,132,526
                                           ======                  ============

INTEREST RATE SWAPS
--------------------------------------------------------------------------------------------------------------------
                                                                                                       Unrealized
Notional                                        Rate                                                  Appreciation/
Amount                   Description          Received        Rate Paid        Termination Date       (Depreciation)
--------------------------------------------------------------------------------------------------------------------
$11,900,000      JP Morgan Interest            2.672%         Variable*           02/03/2006            $ 38,466
                 Rate Swap
 11,900,000      Goldman Sachs Interest       Variable*       76.48% of           02/03/2006              (8,674)
                 Rate Swap                                  1 Month LIBOR+
  2,500,000      JP Morgan Interest            2.988%         Variable*           05/05/2007               5,226
                 Rate Swap
  2,300,000      Citi Group Interest           2.962%         Variable*           06/22/2007               1,519
                 Rate Swap
  1,500,000      Citibank Interest            Variable*        4.350%             11/01/2011             (11,910)
                 Rate Swap
                                                                                                        --------
Total Interest Rate Swaps                                                                               $ 24,627
                                                                                                        ========
CREDIT DEFAULT SWAP CONTRACT
--------------------------------------------------------------------------------------------------------------------
                                                 Notional        Interest        Termination       Unrealized
Swap Counterparty & Referenced Obligation         Amount           Rate             Date          Appreciation
--------------------------------------------------------------------------------------------------------------------
Sell:
Merrill Lynch
Commonwealth of Puerto Rico,
5.00%, 07/01/2018                                500,000          0.150%          06/20/2010         $ 1,132

FINANCIAL FUTURE CONTRACTS SOLD
--------------------------------------------------------------------------------------------------------------------
                          Number of           Expiration       Original          Value at        Unrealized
     Type                 Contracts              Month           Value        June 30, 2005     Appreciation
--------------------------------------------------------------------------------------------------------------------
Swap
10 Yr Future                  7             September 2005    $ 791,438         $ 790,125          $ 1,313


* Variable interest based on the BMA (Bond Market Association) Municipal Swap Index, which fluctuates weekly.
+     Interest based on LIBOR (London Interbank Offered Rate).

(a) Represents entire or partial position segregated as collateral for interest rate swap.
(b) Represents entire or partial position segregated as collateral for open futures contracts.
(c)   Variable rate coupon, rate shown as of June 30, 2005.
(d) At June 30, 2005, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $614,720 and gross unrealized depreciation of investments was $788,803, resulting in net unrealized depreciation of $174,083.

      Explanation of abbreviations:
      AMBAC-American Municipal Bond Assurance Corporation
      AMT-Subject to Alternative Minimum Tax
      FGIC-Financial Guaranty Insurance Company
      FSA-Financial Security Assurance, Inc.
      IBC-International Bancshares Corporation
      MBIA-Municipal Bond Investors Assurance Corporation
      PSF Guaranteed - (Texas) Permanent Schools Funds
      Q-SBLF-Qualified School Bond Loan Fund

Please Note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

================================================================================
ALLOCATION OF PORTFOLIO NET ASSETS AT JUNE 30, 2005:
--------------------------------------------------------------------------------
Alabama                                                                    0.64%
Arizona                                                                    4.14
Arkansas                                                                   0.43
California                                                                10.16
Colorado                                                                   0.27
Connecticut                                                                0.16
Florida                                                                    9.42
Georgia                                                                    0.67
Hawaii                                                                     1.74
Illinois                                                                   4.09
Indiana                                                                    2.19
Kansas                                                                     3.31
Kentucky                                                                   1.54
Louisiana                                                                  0.47
Maine                                                                      1.21
Maryland                                                                   1.70
Massachusetts                                                              6.24
Michigan                                                                   5.28
Minnesota                                                                  2.05
Missouri                                                                   0.44
Nebraska                                                                   2.56
Nevada                                                                     1.92
New Jersey                                                                 5.70
New York                                                                   3.61
Ohio                                                                       4.11
Oklahoma                                                                   3.74
Pennsylvania                                                               3.12
Rhode Island                                                               0.64
South Carolina                                                             1.87
Tennessee                                                                  3.03
Texas                                                                      9.01
Virginia                                                                   0.18
Washington                                                                 1.08
Wisconsin                                                                  0.95
Guam                                                                       0.27
District of Columbia                                                       0.55
Cash and Other Assets, Less Liabilities                                    1.51
                                                                         ------
Total                                                                    100.00%
                                                                         ======

Sanford C. Bernstein Fund, Inc.
Schedule of Investments
Short Duration California Municipal Portfolio
June 30, 2005 (Unaudited)

Principal Amount                 Description                       Market Value

PREREFUNDED/ESCROWED: 5.85%
$  2,000,000          California State Public Works                $  2,070,920
                      Board, Lease Revenue,
                      Department of Corrections,
                      Series A, AMBAC,
                      5.75%, 01/01/2012 (a)
                      Prerefunded 01/01/2006 @ 102
   1,000,000          Foothill/Eastern Corridor                       1,194,680
                      Agency, California, Toll Road
                      Revenue, Convertible Capital
                      Appreciation, Sr Lien, Series A,
                      7.15%, 01/01/2013
                      Prerefunded 01/01/2010 @ 102
     810,000          New Jersey State,                                 932,367
                      Transportation Trust Fund
                      Authority, Transportation
                      Systems, Series C,
                      5.50%, 06/15/2021
                      Prerefunded 06/15/2013 @ 100
                                                                   ------------
Total Prerefunded/Escrowed (Cost $4,305,275)                          4,197,967
                                                                   ------------
INSURED: 40.27%
   1,000,000          Los Angeles County                              1,000,000
                      Metropolitan Transportation
                      Authority, California, Sales
                      Tax Revenue, Refunding,
                      Proposition C-2nd Senior,
                      Series A, MBIA,
                      4.00%, 07/01/2005
   1,935,000          Los Angeles, California,                        1,936,548
                      Series A, MBIA,
                      3.00%, 09/01/2005
   1,070,000          San Francisco City & County                     1,090,041
                      Airports Commission,
                      California, International
                      Airport, Refunding, 2nd
                      Series-27A, MBIA,
                      5.50%, 05/01/2006
   2,365,000          Los Angeles, California,                        2,415,256
                      Wastewater Systems Revenue,
                      Refunding, FSA,
                      5.00%, 06/01/2006
   1,725,000          California Statewide                            1,757,672
                      Communities Development
                      Authority Revenue, Vehicle
                      License Fee Program, Series
                      B-1, FSA
                      4.00%, 11/15/2006 (a)
   2,315,000          Los Angeles, California,                        2,360,281
                      Certificates of Participation,
                      MBIA,
                      4.00%, 12/01/2006
   2,045,000          California Department of                        2,089,990
                      Transportation Revenue,
                      Federal Highway Grant,
                      Anticipation Bonds, Series A,
                      AMBAC,
                      4.00%, 02/01/2007

   1,295,000          California Department of Water                  1,354,609
                      Resources, Power Supply
                      Revenue, Series A, MBIA,
                      5.25%, 05/01/2007
   1,155,000          Long Beach, California, Harbor                  1,196,407
                      Revenue, Refunding, Series A,
                      MBIA, AMT,
                      5.00%, 05/15/2007 (b)
   2,630,000          East Bay Municipal Utility                      2,699,353
                      District, California, Water
                      System Revenue, Refunding,
                      FSA,
                      4.00%, 06/01/2007
   1,015,000          Sacramento Area Flood Control                   1,065,517
                      Agency, California, Capital
                      Assessment District No.
                      2-North Area, AMBAC,
                      5.00%, 10/01/2007 (c)
   1,300,000          Fremont, California,                            1,298,856
                      Certificates of Participation,
                      Refinancing Project, AMBAC,
                      1.70%, 08/01/2025 (d)
   2,930,000          Los Angeles Unified School                      2,975,649
                      District, California,
                      Certificates of Participation,
                      Multiple Propertys Project,
                      Series C, FSA,
                      4.00%, 10/01/2025
   1,450,000          Burlington, Kansas, Pollution                   1,448,434
                      Control Revenue, Refunding,
                      Kansas Gas &  Electric Co.
                      Project, Series B, MBIA,
                      2.65%, 06/01/2031 (d)
   2,500,000          Natomas Unified School                          2,681,025
                      District, California,
                      Certificates of Participation,
                      Refunding, Capital Projects,
                      Series B, AMBAC,
                      5.00%, 02/01/2035
   1,500,000          Santa Clara Valley                              1,522,995
                      Transportation Authority,
                      California, Sales Tax Revenue,
                      Measure A, AMBAC,
                      4.00%, 04/01/2036
                                                                   ------------
Total Insured (Cost $29,024,866)                                     28,892,633
                                                                   ------------
TAX SUPPORTED:  20.07%
State General Obligations: 6.34%
   2,055,000          California State,                               2,082,270
                      4.75%, 03/01/2006
   1,020,000          California State,                               1,045,184
                      5.50%, 06/01/2006
     150,000          California State,                                 157,824
                      5.00%, 03/01/2008
   1,065,000          California State,                               1,134,715
                      5.00%, 03/01/2009
     125,000          California State,                                 131,983
                      5.00%, 11/01/2022
                                                                   ------------
Total State General Obligations (Cost $4,558,375)                     4,551,976
                                                                   ------------

Special Tax: 13.73%
   1,800,000          Puerto Rico Highway &                           1,800,000
                      Transportation Authority,
                      Refunding, Series F,
                      5.00%, 07/01/2005
     100,000          Chula Vista Community                              99,892
                      Facilities District No. 06-1,
                      California, Special Tax,
                      Eastlake Woods Area, Series A,
                      2.90%, 09/01/2005
     130,000          Riverside, California,                            129,596
                      Improvement Bond Act 1915,
                      Canyon Springs Assessment,
                      2.00%, 09/02/2005
     215,000          The Quarry Community                              215,303
                      Development District, Florida,
                      Special Assessment, Bond
                      Anticipation Notes,
                      5.00%, 11/01/2005
     190,000          North Las Vegas, Special                          190,370
                      Improvement District No. 60,
                      Aliante, Nevada,
                      3.50%, 12/01/2005
     255,000          Las Vegas Special Improvement                     257,568
                      District No. 607, Nevada,
                      Local Improvement Bonds,
                      4.00%, 06/01/2006
   1,000,000          Santa Clara County Financing                    1,013,170
                      Authority Special Obligation,
                      California, Measure B
                      Transportation Improvement
                      Program,
                      4.00%, 08/01/2006
   1,800,000          California Economic Recovery                    1,878,822
                      Bonds, Series A,
                      5.00%, 07/01/2007
     100,000          Fishhawk Community Development                    100,934
                      District No. 2, Florida,
                      Special Assessment Revenue,
                      Series B,
                      5.00%, 11/01/2007
      95,000          Meadow Pointe III Community                        96,317
                      Development District, Florida,
                      Capital Improvement Revenue,
                      Series B,
                      5.25%, 11/01/2007
     125,000          Vizcaya Community Development                     126,865
                      District, Florida, Special
                      Assessment, Series B,
                      5.40%, 11/01/2007
   1,000,000          California Economic Recovery                    1,051,490
                      Bonds, Series A,
                      5.00%, 01/01/2008
     135,000          Village Community Development                     136,767
                      District No. 5, Florida,
                      Special Assessment Revenue,
                      Series B,
                      5.00%, 05/01/2008
     100,000          Villasol Community Development                    101,671
                      District, Florida, Special
                      Assessment Revenue, Series B,
                      5.375%, 05/01/2008
   1,000,000          California Economic Recovery                    1,061,420
                      Bonds, Series A,
                      5.00%, 07/01/2008
     200,000          Murrieta Community Facilities                     198,808
                      District No. 2003-1-Murrieta
                      Springs, California, Special
                      Tax,
                      3.20%, 09/01/2008

     220,000          Huntington Community                              221,351
                      Development District, Florida,
                      Special Assessment, Series B,
                      5.00%, 05/01/2009
     175,000          Seven Oaks Community                              176,767
                      Development District II,
                      Florida, Special Assessment
                      Revenue, Series B,
                      5.00%, 05/01/2009
     180,000          Upland Community Redevelopment                    177,529
                      Agency, California, Tax
                      Allocation Notes, Magnolia
                      Redevelopment Project,
                      3.90%, 11/01/2009
     215,000          Heritage Isles Community                          216,359
                      Development District, Florida,
                      Special Assessment, Series B,
                      5.00%, 11/01/2009
     110,000          Live Oak Community Development                    111,114
                      District No. 002, Florida,
                      Special Assessment, Series B,
                      5.00%, 11/01/2009
     105,000          Gateway Services Community                        107,682
                      Development District, Florida,
                      Special Assessment, Sun City
                      Center, Fort Myers Project,
                      Series B,
                      5.50%, 05/01/2010
     200,000          Meadow Woods Community                            201,982
                      Development District, Florida,
                      Special Assessment, Series B,
                      5.25%, 05/01/2011
     175,000          Hammock Bay Community                             176,682
                      Development District, Florida,
                      Special Assessment Revenue,
                      Series B,
                      5.375%, 05/01/2011
                                                                   ------------
Total Special Tax (Cost $9,873,416)                                   9,848,459
                                                                   ------------
Total Tax Supported (Cost $14,431,791)                               14,400,435
                                                                   ------------
REVENUE: 12.97%
Electric Revenue: 1.81%
   1,270,000          California Department of Water                  1,297,330
                      Resources, Power Supply
                      Revenue, Series A,
                      5.50%, 05/01/2006
                                                                   ------------
Total Electric Revenue (Cost $1,296,486)                              1,297,330
                                                                   ------------
Health Care Revenue: 1.70%
     510,000          California Statewide                              527,529
                      Communities Development
                      Authority Revenue, Daughters
                      of Charity Health, Series F,
                      5.00%, 07/01/2007
     695,000          California Statewide                              690,260
                      Communities Development
                      Authority Revenue, Kaiser
                      Permanente, Series A,
                      2.55%, 08/01/2031 (d)
                                                                   ------------
Total Health Care Revenue (Cost $1,223,693)                           1,217,789
                                                                   ------------

Higher Education Revenue: 2.10%
   1,510,000          CSUCI Financing Authority,                      1,508,822
                      California, Revenue, Rental
                      Housing,
                      1.60%, 08/01/2031
                                                                   ------------
Total Higher Education Revenue (Cost $1,510,000)                      1,508,822
                                                                   ------------
Water/Sewer Revenue: 0.24%
     170,000          Guam Waterworks Authority,                        170,240
                      Certificates of Participation,
                      5.18%, 07/01/2015 (c)
                                                                   ------------
Total Water/Sewer Revenue (Cost $170,000)                               170,240
                                                                   ------------
Miscellaneous Revenue: 4.24%
   2,845,000          Los Angeles County Public                       2,901,445
                      Works Financing Authority,
                      California, Revenue, Capital
                      Loan Receivable Notes, Series
                      A,
                      4.00%, 12/01/2006
     130,000          Broad Street Community                            145,287
                      Development Authority,
                      Virginia, Revenue,
                      7.125%, 06/01/2015
                                                                   ------------
Total Miscellaneous Revenue (Cost $3,043,676)                         3,046,732
                                                                   ------------
Industrial Development/Pollution Control
Revenue: 2.88%
     785,000          California Pollution Control                    779,002
                      Financing Authority, Pollution
                      Control Revenue, Southern
                      California Edison, Series C,
                      2.00%, 03/01/2008 (d)
     380,000          Louisa Industrial Development                   395,542
                      Authority, Virginia, Pollution
                      Control Revenue, Virginia
                      Electric & Power Co.,
                      5.25%, 12/01/2008 (d)
     320,000          Franklin, Wisconsin Solid                       320,746
                      Waste Disposal Revenue, Waste
                      Management,
                      3.625%, 04/01/2016
     320,000          Pope County, Arkansas,                          320,688
                      Revenue, Refunding, Entergy
                      Arkansas, Inc. Project,
                      5.05%, 09/01/2028 (d)
     250,000          California Pollution Control                    249,415
                      Financing Authority, Solid
                      Waste Disposal Revenue,
                      Republic Services Inc.,
                      Project,
                      2.85%, 12/01/2033 (d)
                                                                   ------------
Total Industrial Development/Pollution Control Revenue
(Cost $2,059,023)                                                     2,065,393
                                                                   ------------
Total Revenue (Cost $9,302,878)                                       9,306,306
                                                                   ------------

ASSET-BACKED SECURITIES:  0.56%
Housing: 0.56%
     380,000          California Rural Home Mortgage                    401,656
                      Finance Authority,
                      Single-Family Mortgage
                      Revenue, Mortgage-Backed
                      Securities Program, Series A,
                      GNMA/FNMA,
                      6.55%, 06/01/2030 (d)
                                                                   ------------
Total Housing (Cost $399,289)                                           401,656
                                                                   ------------
Total Asset-Backed Securities (Cost $399,289)                           401,656
                                                                   ------------
TAX EXEMPT VARIABLE-RATE DEMAND NOTES/SHORT-TERM NOTES:  34.28%
   1,335,000          Puerto Rico Commonwealth, Tax                   1,335,120
                      & Revenue Anticipated Notes,
                      3.00%, 07/29/2005
   1,900,000          Los Angeles, California, Tax &                  1,926,771
                      Revenue Anticipated Notes,
                      4.00%, 06/30/2006 (c)
   2,100,000          California School Cash Reserve                  2,131,122
                      Program Authority, Series A,
                      4.00%, 07/06/2006 (c)
   2,790,000          Sacramento County California,                   2,830,929
                      Tax And Revenue Anticipation
                      Notes, Series A,
                      4.00%, 07/10/2006 (c)
   2,800,000          San Diego, Unified School                       2,842,364
                      District, California, Tax And
                      Revenue Anticipation Notes,
                      Series A,
                      4.00%, 07/24/2006 (c)
   2,900,000          California State Department of                  2,900,000
                      Water Resources, Power Supply
                      Revenue, Series B-1,
                      2.22%, 05/01/2022
   1,000,000          California State Department of                  1,000,000
                      Water Resources Power Supply
                      Revenue, Series B-2
                      2.48%, 05/01/2022
   2,300,000          California State Economic                       2,300,000
                      Recovery, Series C-7,
                      2.15%, 07/01/2023
   2,800,000          Irvine, California,                             2,800,000
                      Improvement Bond Act of 1915,
                      Assessment District No. 87-8,
                      2.20%, 09/02/2024
     600,000          California Statewide Community                    600,000
                      Development Authority
                      Certificates of Participation,
                      Tax Exempt, ACA,
                      4.25%, 05/15/2029
     500,000          California Pollution Control                      500,000
                      Financing, Authorized Exempt
                      Facilities Revenue, Exxon
                      Mobil Porject,
                      2.10%, 12/01/2029
     600,000          Los Angeles, Department of                        600,000
                      Water & Power, California,
                      Revenue, Series B-3,
                      2.22%, 07/01/2034
   2,825,000          Sacramento County Sanitation                    2,825,000
                      District Financing Authority,
                      California, Revenue, Regional
                      County, Series B-4,
                      2.95%, 12/01/2039
                                                                   ------------
Total Tax Exempt Variable-Rate Demand Notes/Short-Term Notes
(Cost $24,583,812)                                                   24,591,306
                                                                   ------------

INVESTMENT SUMMARY
Total Investments
(Cost $82,047,911) (e)             114.00%                         $ 81,790,303
Cash and Other Assets, Less
Liabilities                        (14.00)                          (10,043,819)
                                   ------                          ------------
Net Assets (Equivalent to
$12.50 per share based on
5,741,161 shares of capital
stock outstanding)                 100.00%                         $ 71,746,484
                                   ========                        ============

----------------------------------------------------------------------------------------------------------------------
INTEREST RATE SWAP
----------------------------------------------------------------------------------------------------------------------
                                                                                                         Unrealized
   Notional                                   Rate                                                      Appreciation/
    Amount         Description              Received            Rate Paid          Termination Date     (Depreciation)
----------------------------------------------------------------------------------------------------------------------
$ 4,000,000    Goldman Sachs Interest       Variable*           76.48% of           02/03/2006            $ (2,916)
               Rate Swap                                      1 Month LIBOR+
  4,000,000    Merrill Lynch Interest       85.10% of            Variable*          02/03/2006             12,930
               Rate Swap                 1 Month LIBOR+
    600,000    JP Morgan Interest             2.988%             Variable*          05/05/2007              1,254
               Rate Swap
    700,000    Citi Group Interest            2.962%             Variable*          06/22/2007                462
               Rate Swap
                                                                                                          -------
Total Interest Rate Swaps                                                                                 $11,730
                                                                                                          =======

* Variable interest based on the BMA (Bond Market Association) Municipal Swap Index, which fluctuates weekly.

+     Interest based on LIBOR (London Interbank Offered Rate).

----------------------------------------------------------------------------------------------------------------------
CREDIT DEFAULT SWAP
----------------------------------------------------------------------------------------------------------------------
Swap Counterparty &              Notional               Interest            Termination                Unrealized
Referenced Obligation             Amount                  Rate                 Date                   Appreciation
----------------------------------------------------------------------------------------------------------------------
Sell:
Merrill Lynch
Commonwealth of Puerto Rico
5.00%,  07/01/2018                300,000                 0.15%              06/20/2010                   $ 679

----------------------------------------------------------------------------------------------------------------------
FINANCIAL FUTURES CONTRACT SOLD
----------------------------------------------------------------------------------------------------------------------
                      Number of           Experation                             Value at              Unrealized
     Type             Contracts             Month         Original Value      June 30, 2005           Appreciation
----------------------------------------------------------------------------------------------------------------------
Swap                      5            September 2005       $ 565,313           $ 564,375                 $ 938
10 Yr. Future

(a) Represents entire or partial position segregated as collateral for interest rate swap.
(b) Represents entire or partial position segregated as collateral for open futures contracts.
(c)    When-issued security.
(d)    Variable Rate coupon, rate shown as of June 30, 2005.
(e) At June 30, 2005, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $90,878 and gross unrealized depreciation of investments was $348,486, resulting in net unrealized depreciation of $257,608.

       Explanation of abbreviations:
       AMT - Subject to Alternative Minimum Tax.
       AMBAC-American Municipal Bond Assurance Corporation
       CSUCI-California State University Channel Islands
       FNMA-Federal National Mortgage Association
       FSA-Financial Security Assurance, Inc.
       GNMA - Government National Mortgage Association
       MBIA-Municipal Bond Investors Assurance Corporation

Please Note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

================================================================================
ALLOCATION OF PORTFOLIO NET ASSETS AT JUNE 30, 2005:
--------------------------------------------------------------------------------
Arkansas                                                                   0.45%
California                                                               101.03
Florida                                                                    2.77
Kansas                                                                     2.02
Nevada                                                                     0.62
New Jersey                                                                 1.30
Virginia                                                                   0.75
Wisconsin                                                                  0.45
Guam                                                                       0.24
Puerto Rico                                                                4.37
Cash and Other Assets, Less Liabilities                                  (14.00)
                                                                         ------
Total                                                                    100.00%
                                                                         ======

Sanford C. Bernstein Fund, Inc.
Schedule of Investments
Short Duration New York Municipal Portfolio
June 30, 2005 (Unaudited)

Principal Amount                Description                        Market Value

PREREFUNDED/ESCROWED: 19.08%
$   1,670,000        New York City, New York,                  $      1,724,876
                     Series F, FSA,
                     5.75%, 02/01/2015
                     Prerefunded 02/01/2006 @ 101.5
    1,610,000        New York City, New York,                         1,662,905
                     Series F, XLCA,
                     5.75%, 02/01/2019
                     Prerefunded 02/01/2006 @ 101.5
    5,820,000        New York City Municipal Water                    6,029,869
                     Finance Authority, Water &
                     Sewer System Revenue, Series
                     A, FSA,
                     5.375%, 06/15/2026
                     Prerefunded 06/15/2006 @ 101
    5,565,000        New York City Municipal Water                    5,784,984
                     Finance Authority, Water &
                     Sewer System Revenue, Series
                     B, MBIA,
                     5.75%, 06/15/2026
                     Prerefunded 06/15/2006 @ 101
    1,265,000        Municipal Assistance Corp.,                      1,298,295
                     New York City, Series O,
                     5.25%, 07/01/2006
                     Economically Defeased to Maturity
    1,800,000        Municipal Assistance Corp.,                      1,860,444
                     New York City, Series E,
                     6.00%, 07/01/2006
                     Economically Defeased to Maturity
    1,000,000        Municipal Assistance Corp.,                      1,033,580
                     New York City, Series G,
                     6.00%, 07/01/2006
                     Economically Defeased to Maturity
    1,000,000        Municipal Assistance Corp.,                      1,036,000
                     New York City, Series I,
                     6.25%, 07/01/2006
                     Economically Defeased to Maturity
    1,000,000        New York City Transitional                       1,025,450
                     Finance Authority, Fiscal
                     2003, Series C,
                     5.00%, 08/01/2006
                     Economically Defeased to Maturity (a)
    1,390,000        New York State Urban                             1,576,010
                     Development Corp.,
                     Correctional Facilities
                     Service Contract, Series D,
                     FSA,
                     5.75%, 01/01/2015
                     Prerefunded 01/01/2011 @ 100
      585,000        New York State Environmental                       669,205
                     Facilities Corp., State Water
                     Revolving Fund, New York City
                     Municipal Water Refunding,
                     Series A,
                     5.75%, 06/15/2011
                     Escrowed to Maturity

      655,000        New Jersey State,                                  753,951
                     Transportation Trust Fund
                     Authority, Transportation
                     Systems, Series C,
                     5.50%, 06/15/2021
                     Prerefunded 06/15/2013 @ 100
                                                               ----------------
Total Prerefunded/Escrowed (Cost $24,317,794)                        24,455,569
                                                               ----------------
INSURED:             25.09%
    1,170,000        Puerto Rico Electric Power                       1,170,000
                     Authority, Power Revenue,
                     Refunding, Series GG, FSA,
                     3.80%, 07/01/2005
    1,840,000        New York State Dormitory                         1,843,146
                     Authority Revenue, Montefiore
                     Medical Center, AMBAC,
                     5.00%, 08/01/2005
    1,120,000        Monroe County Airport                            1,133,418
                     Authority, New York, Greater
                     Rochester International
                     Airport, MBIA, AMT
                     5.25%, 01/01/2006
    1,000,000        New York State Urban                             1,014,310
                     Development Corp.,
                     Correctional Facilities,
                     Series A, AMBAC-TCRS,
                     5.40%, 01/01/2006
    1,080,000        Suffolk County, Industry                         1,087,981
                     Development Agency, New York,
                     Southwest Sewer System,
                     Revenue, XLCA,
                     4.00%, 02/01/2006
    2,860,000        New York City, New York,                         2,933,416
                     Series D, MBIA,
                     5.00%, 08/01/2006
    4,065,000        Port Authority of New York &                     4,156,219
                     New Jersey, Consolidated
                     139th, FGIC,
                     4.50%, 10/01/2006
    1,000,000        Long Island Power Authority,                     1,030,450
                     New York, Electric Systems
                     Revenue, Series B, XLCA,
                     5.00%, 12/01/2006
    3,200,000        New York State Dormitory                         3,446,816
                     Authority Revenue, Mental
                     Health Services Facilities,
                     Series D, FGIC,
                     5.00%, 08/15/2009
    3,030,000        Nassau County, New York,                         3,529,617
                     Series F, FSA,
                     7.00%, 03/01/2010
      500,000        New York State Thruway                             548,145
                     Authority, Highway & Bridge
                     Trust Fund, Series 2002C,
                     MBIA,
                     5.25%, 04/01/2010
    1,260,000        MTA, New York Transit                            1,390,990
                     Authority, Certificates of
                     Participation, Series A,
                     AMBAC,
                     5.625%, 01/01/2013

    1,830,000        MTA, New York, Series A, FGIC,                   2,049,801
                     5.25%, 11/15/2022
    2,850,000        Burlington, Kansas, Pollution                    2,846,922
                     Control Revenue, Refunding,
                     Kansas Gas & Electric Co.
                     Project, Series B, MBIA,
                     2.65%, 06/01/2031
    4,000,000        New York State Energy Research                   3,974,120
                     & Development Authority,
                     Pollution Control Revenue, ARS
                     Electric & Gas Project, Series
                     C, MBIA,
                     3.25%, 04/01/2034
                                                               ----------------
Total Insured        (Cost $31,984,358)                              32,155,351
                                                               ----------------
TAX SUPPORTED:  19.96%
Local General Obligation: 3.70%
      500,000        Schenectady, New York, Bond                        501,060
                     Anticipation Notes, Renewal,
                     5.25%, 05/26/2006
    1,610,000        New York City, New York,                         1,647,883
                     Series G,
                     5.00%, 08/01/2006
    2,400,000        New York City, New York,                         2,585,496
                     Series I,
                     5.00%, 08/01/2010
                                                               ----------------
Total Local General Obligation (Cost $4,750,345)                      4,734,439
                                                               ----------------
Tax Lease: 4.57%
    3,600,000        New York State Housing Finance                   3,681,864
                     Agency Revenue, Refunding,
                     Health Facilities, New York
                     City, Series A,
                     6.00%, 05/01/2006
    1,060,000        New York State Dormitory                         1,095,881
                     Authority, Revenue, Mental
                     Health, Series F-1,
                     5.00%, 02/15/2007
    1,000,000        New York State Dormitory                         1,083,180
                     Authority, Westchester County,
                     Court Facilities, AMBAC
                     Surety,
                     5.25%, 08/01/2013
                                                               ----------------
Total Tax Lease     (Cost $5,828,160)                                 5,860,925
                                                               ----------------
Special Tax: 11.69%
    3,355,000        New York City Transitional                       3,369,997
                     Finance Authority, Future Tax
                     Secured, Subseries D-1,
                     4.00%, 11/01/2005 (b)
      350,000        The Quarry Community                               350,493
                     Development District, Florida,
                     Special Assessment, Bond
                     Anticipation Notes,
                     5.00%, 11/01/2005
      285,000        North Las Vegas, Local                             285,556
                     Improvement, Special District
                     No. 60, Nevada,
                     3.50%, 12/01/2005

      300,000        West Villages Improvement                          299,076
                     District, Florida, Bond
                     Anticipation Notes, Unit of
                     Development, Series 2,
                     5.00%, 02/01/2006
      420,000        Las Vegas Special Improvement                      424,229
                     District No. 607, Nevada,
                     Local Improvement Bonds,
                     4.00%, 06/01/2006
      175,000        Monterra Community Development                     175,177
                     District, Florida, Bond
                     Anticipation Notes,
                     5.00%, 06/01/2006
      115,000        Fishhawk Community Development                     116,074
                     District No. 2, Florida,
                     Special Assessment Revenue,
                     Series B,
                     5.00%, 11/01/2007
    4,600,000        New York City Transitional                       4,832,990
                     Finance Authority, Future Tax
                     Secured, Series A-1,
                     5.00%, 11/01/2007
      145,000        Meadow Pointe III Community                        147,010
                     Development District, Florida,
                     Capital Improvement, Series B,
                     5.25%, 11/01/2007
      185,000        Vizcaya Community Development                      187,760
                     District, Florida, Special
                     Assessment, Series B,
                     5.40%, 11/01/2007
      205,000        Village Community Development                      207,684
                     District No. 5, Florida,
                     Special Assessment Revenue,
                     Series B,
                     5.00%, 05/01/2008
      155,000        Villasol Community Development                     157,590
                     District, Florida, Special
                     Assessment Revenue, Series B,
                     5.375%, 05/01/2008
      285,000        Huntington Community                               286,750
                     Development District, Florida,
                     Special Assessment, Series B,
                     5.00%, 05/01/2009
      150,000        Seven Oaks Community                               151,515
                     Development District II,
                     Florida, Special Assessment
                     Revenue, Series B,
                     5.00%, 05/01/2009
      305,000        Overoaks Community Development                     308,285
                     District, Florida, Capital
                     Improvement Revenue, Series B,
                     5.125%, 05/01/2009
      370,000        Heritage Isles Community                           372,338
                     Development District, Florida,
                     Special Assessment, Series B,
                     5.00%, 11/01/2009
      400,000        Fishhawk Community Development                     404,972
                     District No. 2, Florida,
                     Special Assessment Revenue,
                     Series B,
                     5.125%, 11/01/2009

      615,000        Paseo Community Development                        616,433
                     District, Florida, Series B,
                     4.875%, 05/01/2010
      155,000        Gateway Services Community                         158,959
                     Development District, Florida,
                     Special, Sun City Center Fort
                     Meyers Project B,
                     5.50%, 05/01/2010
      110,000        Dupree Lakes Community                             110,785
                     Development District, Florida,
                     5.00%, 11/01/2010
      290,000        Hammock Bay Community                              292,787
                     Development District, Florida,
                     Special Assessment Revenue,
                     Series B,
                     5.375%, 05/01/2011
       40,000        Henderson Local Improvement                         40,384
                     Districts No. T-16, Nevada,
                     4.75%, 03/01/2013
      305,000        Parkway Center Community                           314,815
                     Development District, Florida
                     Special Assessment, Refunding,
                     Series B,
                     5.625%, 05/01/2014
      250,000        Pingree Grove, Illinois,                           254,130
                     Special Service Area No. 1,
                     Special Tax, Cambridge Lakes
                     Project, Series 05-1,
                     5.25%, 03/01/2015
    1,000,000        New York City Transitional                       1,113,050
                     Finance Authority, Future Tax
                     Secured, Refunding, Series A,
                     5.50%, 11/01/2026 (b)
                                                               ----------------
Total Special Tax    (Cost $14,883,475)                              14,978,839
                                                               ----------------
Total Tax Supported  (Cost $25,461,980)                              25,574,203
                                                               ----------------
REVENUE:             11.32%
Electric Revenue:    2.58%
    1,325,000        California Department of Water                   1,353,514
                     Resources, Power Supply
                     Revenue, Series A,
                     5.50%, 05/01/2006
    1,885,000        New York State Power                             1,952,125
                     Authority, Revenue & General
                     Purpose, Series A,
                     5.00%, 02/15/2007
                                                               ----------------
Total Electric Revenue (Cost $3,303,198)                              3,305,639
                                                               ----------------
Health Care Revenue: 1.47%
    1,165,000        New York State Dormitory                         1,165,000
                     Authority, Kateri Residence
                     Revenue,
                     3.00%, 07/01/2005
      700,000        New York State Dormitory                           712,215
                     Authority Revenue, Mt. Sinai,
                     New York University Health,
                     Series C
                     5.00%, 07/01/2011
                                                               ----------------
Total Health Care Revenue (Cost $1,876,683)                           1,877,215
                                                               ----------------

Toll/Transit Revenue: 4.35%
    2,100,000        New York State Thruway                           2,097,480
                     Authority, General Revenue,
                     Bond Anticipation Notes,
                     Series A,
                     2.25%, 10/06/2005
    3,475,000        MTA, New York, Revenue,                          3,480,177
                     Series B,
                     3.00%, 11/15/2005
                                                               ----------------
Total Toll/Transit Revenue       (Cost $5,593,849)                    5,577,657
                                                               ----------------
Water/Sewer Revenue: 0.38%
       60,000        New York State Environmental                        60,399
                     Facilities Corp., Pollution
                     Control Revenue, Series 1990C,
                     7.20%, 03/15/2011
       90,000        New York State Environmental                       102,797
                     Facilities Corp., New York
                     City Municipal Water Finance
                     Authority, Refunding,
                     Series A,
                     5.75%, 06/15/2011
      325,000        Guam Government, Waterworks                        325,458
                     Authority, Certificates of
                     Participation,
                     5.18%, 07/01/2015 (c)
                                                               ----------------
Total Water/Sewer Revenue (Cost $486,481)                               488,654
                                                               ----------------
Miscellaneous Revenue: 0.65%
      600,000        Dutchess County, New York,                         602,310
                     Resource Recovery Agency,
                     Solid Waste Systems, Bond
                     Anticipation Notes,
                     3.65%, 12/28/2007
      200,000        Broad Street Community                             223,518
                     Development Authority,
                     Virginia,
                     7.125%, 06/01/2015
                                                               ----------------
Total Miscellaneous Revenue (Cost $800,000)                             825,828
                                                               ----------------
Industrial Development/Pollution Control
Revenue: 1.89%
      295,000        Louisa Industrial Development                      307,065
                     Authority, Virginia, Pollution
                     Control Revenue, Virginia
                     Electric & Power Co.,
                     5.25%, 12/01/2008
      935,000        New York State Environmental                       931,971
                     Facilities Corp., Solid Waste
                     Disposal Revenue, Waste
                     Management Project, Series A,
                     2.90%, 05/01/2012
      570,000        Pope County, Arkansas, Entergy                     571,225
                     Arkansas, Inc., Project,
                     5.05%, 09/01/2028
      620,000        Farmington, New Mexico,                            614,222
                     Pollution Control Revenue,
                     Public Service, San Juan
                     Project, Series B,
                     2.10%, 04/01/2033
                                                               ----------------
Total Industrial Development/Pollution Control Revenue
(Cost $2,422,939)                                                     2,424,483
                                                               ----------------
Total Revenue        (Cost $14,483,150)                              14,499,476
                                                               ----------------

ASSET-BACKED SECURITIES:  0.16%
Housing: 0.16%
      200,000        East Rochester Housing                             200,582
                     Authority, New York, Revenue,
                     Refunding, GNMA, North Park
                     Nursing Home,
                     3.70%, 10/20/2006
                                                               ----------------
Total Housing       (Cost $200,000)                                     200,582
                                                               ----------------
Total Asset-Backed Securities (Cost $200,000)                           200,582
                                                               ----------------

TAX-EXEMPT VARIABLE-RATE DEMAND NOTES:  24.61%
    3,125,000        Puerto Rico Commonwealth, Tax                    3,125,281
                     & Revenue Anticipation Notes,
                     3.00%, 07/29/2005
    1,515,000        New York State Job Development                   1,515,000
                     Authority, Special Purpose,
                     Series A-1 through A-25, AMT,
                     2.28%, 03/01/2007
    2,600,000        New York City, New York,                         2,600,000
                     Subseries A8,
                     2.34%, 08/01/2017
    3,200,000        Port Authority of New York &                     3,200,000
                     New Jersey, Special Obligation
                     Revenue, Versatile Structure,
                     Series 6, AMT,
                     2.41%, 12/01/2017
    1,500,000        Suffolk County, Industry                         1,500,000
                     Development Agency, New York,
                     Refunding, ADP, Inc., Project,
                     2.68%, 04/01/2018
    2,600,000        Port Authority of New York &                     2,600,000
                     New Jersey, Special Obligation
                     Revenue, Versatile Structure,
                     Series 2,
                     2.34%, 05/01/2019
    6,000,000        New York City, New York,                         6,000,000
                     Housing Development Corp.
                     Revenue, FGIC,
                     2.31%, 07/01/2020
    1,000,000        New York State Local                             1,000,000
                     Government Assistance Corp.,
                     Series 4V, FSA,
                     2.26%, 04/01/2022
      500,000        New York City, New York,                           500,000
                     Subseries E4,
                     2.26%, 08/01/2022
    4,200,000        New York City Municipal Water                    4,200,000
                     Finance Authority, Water &
                     Sewer System Revenue,
                     Series G, FGIC,
                     2.21%, 06/15/2024
    5,300,000        Long Island Power Authority,                     5,300,000
                     New York, Electric Systems
                     Revenue, Series 2,
                     Subseries 2B,
                     2.21%, 05/01/2033
                                                               ----------------
Total Tax-Exempt Variable-Rate Demand Notes (Cost $31,542,331)       31,540,281
                                                               ----------------

INVESTMENT SUMMARY
Total Investments (Cost
$127,989,613) (d)                        100.22%               $    128,138,462
Cash and Other Assets, Less
Liabilities                               (0.22)                       (286,860)
                                         ------                ----------------
Net Assets (Equivalent to
$12.42 per share based on
10,319,583 shares of capital
stock outstanding)                       100.00%               $    128,138,602
                                         =======               ================

==========================================================================================================================
INTEREST RATE SWAPS
--------------------------------------------------------------------------------------------------------------------------
                                                                                                           Unrealized
     Notional                                     Rate                                                    Appreciation
      Amount           Description              Received           Rate Paid       Termination Date      (Depreciation)
--------------------------------------------------------------------------------------------------------------------------
$ 6,400,000       Goldman Sachs Interest        Variable*          76.48% of         02/03/2006             $ (4,665)
                  Rate Swap                                     1 Month LIBOR+
  6,400,000       Merrill Lynch Interest        85.10% of          Variable*         02/03/2006               20,687
                  Rate Swap                  1 Month LIBOR+
  1,200,000       JP Morgan Interest             2.988%            Variable*         04/05/2007                2,509
                  Rate Swap
  1,300,000       Citigroup Interest             2.962%            Variable*         06/22/2007                  858
                  Rate Swap
    750,000       Citibank Interest             Variable*            4.35%           11/01/2011               (5,955)
                  Rate Swap
                                                                                                            --------
Total Interest Rate Swaps                                                                                   $ 13,434
                                                                                                            --------

* Variable interest based on the BMA (Bond Market Association) Municipal Swap Index, which fluctuates weekly.
+     Interest based on LIBOR (London Interbank Offered Rate).

==========================================================================================================================
CREDIT DEFAULT SWAPS
--------------------------------------------------------------------------------------------------------------------------
Swap Counterparty &                                     Notional         Interest         Termination       Unrealized
Referenced Obligation                                    Amount            Rate              Date          Appreciation
--------------------------------------------------------------------------------------------------------------------------
Sell:
Merill Lynch
Commonwealth of Puerto Rico
5.00%, 07/01/2018...................................    600,000            0.15%           06/20/2010         $ 1,358
                                                                                                              -------

==========================================================================================================================
FINANCIAL FUTURES CONTRACTS SOLD
--------------------------------------------------------------------------------------------------------------------------
                          Number of           Expiration           Original          U.S.$ Value at         Unrealized
    Type                  Contracts             Month               Value             June 30, 2005        Appreciation
--------------------------------------------------------------------------------------------------------------------------
Swap                          4               September           $ 452,250             $ 451,500             $ 750
10 Yr Future                                    2005

(a) Represents entire or partial position segregated as collateral for open futures contracts.
(b) Represents entire or partial position segregated as collateral for interest rate swap.
(c)   When-issued security.
(d) At June 30, 2005, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $643,102 and gross unrealized depreciation of investments was $207,253 resulting in net unrealized appreciation of $435,849.

      Explanation of abbreviations:
           AMBAC-American Municipal Bond Assurance Corporation AMBAC-TCRS-AMBAC Transferable Custody Receipts AMT-Subject to Alternative Minimum Tax FGIC-Financial Guaranty Insurance Company FSA-Financial Security Assurance, Inc. GNMA-Government National Mortgage Association MBIA-Municipal Bond Investors Assurance Corporation MTA-Metropolitan Transportation Authority
           XLCA-XL Capital Assurance, Inc.

Allocation of Portfolio Net Assets at June 30, 2005

           Arkansas                                                     0.45%
           California                                                   1.06
           Florida                                                      3.64
           Illinois                                                     0.20
           Kansas                                                       2.22
           Nevada                                                       0.58
           New Jersey                                                   0.59
           New Mexico                                                   0.48
           New York                                                    86.99
           Virginia                                                     0.41
           Guam                                                         0.25
           Puerto Rico                                                  3.35
           Cash and Other Assets, Less Liabilities                     (0.22)
                                                                      ------
           Total                                                      100.00%
                                                                      ------

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.       EXHIBITS.

The following exhibits are attached to this Form N-Q:

         EXHIBIT NO.      DESCRIPTION OF EXHIBIT

         11 (a) (1)       Certification of Principal Executive Officer Pursuant
                          to Section 302 of the Sarbanes-Oxley Act of 2002

         11 (a) (2)       Certification of Principal Financial Officer Pursuant
                          to Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Sanford C. Bernstein Fund, Inc.

By:      /s/ Roger Hertog
         --------------------
         Roger Hertog
         President

Date:    August 23, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Roger Hertog
         --------------------
         Roger Hertog
         President

Date:    August 23, 2005

By:      /s/ Mark D. Gersten
         --------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:    August 23, 2005